Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2022 and 2021

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion

We have audited the financial statements of Lincoln Life & Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2022, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS).  Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report.  We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion.  Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists.  The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control.  Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks.  Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 3l, 2023

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2022	2021
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2022 – $7,393; 2021 – $7,394; allowance for credit losses: 2022 – $3; 2021 – $0)	$6,509	$8,617
Equity securities	8	7
Mortgage loans on real estate, net of allowance for credit losses	911	961
Policy loans	195	217
Derivative investments	21	7
Other investments	1	6
Total investments	7,645	9,815
Cash and invested cash	46	56
Deferred acquisition costs and value of business acquired	688	281
Accrued investment income	91	91
Reinsurance recoverables, net of allowance for credit losses	643	514
Goodwill	26	26
Other assets	1,891	1,854
Separate account assets	6,825	8,475
Total assets	$17,855	$21,112

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$2,200	$1,932
Other contract holder funds	5,351	5,421
Funds withheld reinsurance liabilities	1,633	1,610
Income taxes payable	20	359
Other liabilities	174	281
Separate account liabilities	6,825	8,475
Total liabilities	16,203	18,078

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,220	1,347
Accumulated other comprehensive income (loss)	(509)	746
Total stockholder’s equity	1,652	3,034
Total liabilities and stockholder’s equity	$17,855	$21,112

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Insurance premiums	$329	$200	$153
Fee income	294	316	326
Net investment income	374	394	381
Realized gain (loss)	(21)	-	40
Other revenues	-	1	-
Total revenues	976	911	900
Expenses
Interest credited	184	191	198
Benefits	727	423	403
Commissions and other expenses	188	348	229
Total expenses	1,099	962	830
Income (loss) before taxes	(123)	(51)	70
Federal income tax expense (benefit)	(34)	(15)	10
Net income (loss)	(89)	(36)	60
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(1,255)	(244)	511
Total other comprehensive income (loss), net of tax	(1,255)	(244)	511
Comprehensive income (loss)	$(1,344)	$(280)	$571

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2022	2021	2020

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,347	1,408	1,468
Cumulative effect from adoption of new accounting standards	-	-	(18)
Net income (loss)	(89)	(36)	60
Dividends paid to The Lincoln National Life Insurance Company	(38)	(25)	(102)
Balance as of end-of-year	1,220	1,347	1,408

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	746	990	479
Other comprehensive income (loss), net of tax	(1,255)	(244)	511
Balance as of end-of-year	(509)	746	990
Total stockholder’s equity as of end-of-year	$1,652	$3,034	$3,339

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities
Net income (loss)	$(89)	$(36)	$60
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	21	-	(40)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	7	99	92
Premiums and fees receivable	(8)	(15)	(1)
Accrued investment income	-	1	-
Insurance liabilities and reinsurance-related balances	107	(109)	(47)
Accrued expenses	(87)	101	8
Federal income tax accruals	(7)	(45)	(21)
Other	17	(27)	29
Net cash provided by (used in) operating activities	(39)	(31)	80

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(259)	(654)	(646)
Sales of available-for-sale securities and equity securities	84	64	204
Maturities of available-for-sale securities	166	444	289
Issuance of mortgage loans on real estate	(59)	(107)	(96)
Repayment and maturities of mortgage loans on real estate	109	92	61
Repayment (issuance) of policy loans, net	22	14	14
Net change in collateral on derivatives and related settlements	8	13	82
Other	-	-	(1)
Net cash provided by (used in) investing activities	71	(134)	(93)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(38)	39	(26)
Deposits of fixed account values, including the fixed portion of variable	608	459	491
Withdrawals of fixed account values, including the fixed portion of variable	(546)	(325)	(361)
Transfers from (to) separate accounts, net	(28)	(30)	34
Common stock issued for benefit plans	-	-	(2)
Dividends paid to The Lincoln National Life Insurance Company	(38)	(25)	(102)
Net cash provided by (used in) financing activities	(42)	118	34

Net increase (decrease) in cash, invested cash and restricted cash	(10)	(47)	21
Cash, invested cash and restricted cash as of beginning-of-year	56	103	82
Cash, invested cash and restricted cash as of end-of-year	$46	$56	$103

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, group protection and retirement income products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 16 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Certain amounts reported in prior year’s Balance Sheets have been reclassified to conform to the presentation adopted in the current year.  Specifically, we reclassified premiums and fees receivable and reinsurance-related embedded derivatives to other assets.  These reclassifications had no effect on total assets for the prior year.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic.  Actual results could differ from these estimates and assumptions.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill and other intangibles, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, stock-based incentive compensation, income taxes including the recoverability of our deferred tax assets, and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss).  The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on the Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	The extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary.  If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on the Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value.  Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Accrued interest on debt securities is written-off when deemed uncollectible.

To determine the recovery value of a corporate bond or CLO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on the Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.

Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on the Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on the Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.  Accrued interest on mortgage loans is written-off when deemed uncollectible.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments.  Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions.  Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant.  We apply probability weights to the positive, base and adverse scenarios we use.  For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses.  Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on the Balance Sheets.  Changes in the allowance are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss).  Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the mortgage loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.  These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans.  As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk,  equity market risk and credit risk by entering into derivative transactions.  Our derivative instruments are recognized as either assets or liabilities on the Balance Sheets at estimated fair value.  We have master netting agreements with each of our derivative counterparties that allow for the netting of our derivative asset and liability positions by counterparty.    We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products that contain embedded derivatives that are recorded with the associated host contract.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes and reported within other assets or other liabilities on the Consolidated Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consist primarily of cash collateral receivables related to our derivative instruments and Federal Home Loan Bank (“FHLB”) common stock.

In uncleared derivative transactions, we and the counterparty enter into a credit support annex requiring either party to post collateral, which may be in the form of cash, equal to the net derivative exposure.  Cash collateral we have posted to a counterparty is recorded within other investments.  Cash collateral a counterparty has posted is recorded within other liabilities.  We also have investments in FHLB common stock, carried at cost, that enable access to the FHLB lending program.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, group life and disability insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  Such acquisition costs are capitalized in the period they are incurred and primarily include commissions, certain bonuses, portion of total compensation and benefits of certain employees involved in the acquisition process and medical and inspection fees.    VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported within other assets on the Balance Sheets.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on the Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on the Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on the Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on the Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  Amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on the Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

For reinsurance transactions where we receive proceeds that represent recovery of our previously incurred acquisition costs, we reduce the applicable unamortized acquisition costs such that the net acquisition costs are capitalized and charged to commissions and other expenses on the Statements of Comprehensive Income (Loss).

Acquisition costs for all traditional contracts, including term life insurance, individual whole life and group business, are amortized over the premium-paying period or level term period, depending on the contract, which generally results in amortization less than or equal to 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no intangible balance or related amortization for fixed and variable payout annuities.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, death benefits expected to be paid, net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

During the third quarter of each year, we conduct our comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL.  These assumptions include, but are not limited to, capital markets, investment margins, mortality rates, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on the Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI and DFEL.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of reinsurance ceded on the Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on the Balance Sheets.  Assets and liabilities and revenues and expenses from certain reinsurance contracts that grant statutory surplus relief are netted on the Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received by us to be considered on deposit with the reinsurer and such amounts are reported in other assets on the Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets.  As such, we performed a quantitative analysis using a probability of loss model approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our credit loss estimate.  We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment.  We updated reinsurer credit ratings during the period to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers.  To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses.  We applied probability weights to the positive, base and adverse scenarios.  For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable.  Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset.  Credit loss estimates are segmented based on counterparty credit risk.  Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions.  For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk.  Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account or with a letter of credit for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement.  As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization.  This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in times of default.  Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on the Balance Sheets.  Changes in the allowance for credit losses are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss).  Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on the Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, net of allowance for credit losses, certain guaranteed living benefit (“GLB”) features, premiums and fees receivable, DSI, specifically identifiable intangible assets and other receivables.  Other liabilities consist primarily of current and deferred taxes, certain GLB features, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, short-term debt and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on the Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

Separate accounts represent segregated funds that are maintained to meet specific investment objectives of contract holders who direct the investments and bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

We report separate account assets as a summary total on the Balance Sheets based on the fair value of the underlying investments.  The underlying investments consist primarily of mutual funds, fixed maturity AFS securities, short-term investments and cash.  Investment income and net realized and unrealized gains (losses) of the separate accounts generally accrue directly to the contract holders; therefore, they are not reflected on the Statements of Comprehensive Income (Loss), and the Statements of Cash Flows do not reflect investment activity of the separate accounts.  Asset-based fees and contract administration charges are assessed against the accounts and included within fee income on the Statements of Comprehensive Income (Loss).  An amount equivalent to the separate account assets is recorded as separate account liabilities, representing the account balance obligated to be returned to the contract holder.

Future Contract Benefits

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  We continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.

The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality rates and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The liabilities for future contract benefits and claims reserves for immediate and deferred paid-up annuities are computed using investment yield assumptions that range from 1.0% to 7.5%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $19 million, $19 million and $20 million for the years ended December 31, 2022, 2021 and 2020, respectively.

We issue variable annuity and life contracts through separate accounts that may include various types of guaranteed benefits.  The liabilities for these guarantees are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less payments made in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked or, in other words, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on the Statements of Comprehensive Income (Loss).  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these reserves and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these reserves.  The change in liability impacts EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on the Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We report the insurance portion of the reserves in future contract benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality rates, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.  As discussed in Note 4, we use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on the Statements of Comprehensive Income (Loss).

Other Contract Holder Funds

Other contract holder funds includes account values on UL and VUL insurance and investment-type annuity products where account values are equal to deposits plus interest credited less withdrawals, surrender charges, asset-based fees and contract administration charges, as well as amounts representing the fair value of embedded derivative instruments associated with our IUL and indexed annuity products.  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these embedded derivatives and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these embedded derivatives.  Other contract holder funds also includes DFEL (see “DAC, VOBA, DFEL and DSI” above), dividends payable to contract holders and undistributed earnings on participating business.

Contingencies and Commitments

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable, based on our best estimate.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account values.  Investment products consist primarily of individual and group variable and fixed annuities.  Interest-sensitive life insurance products include UL, VUL, linked-benefit UL and VUL and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on the Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on the Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.  For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Net investment advisory fees related to asset management of certain separate account funds are recorded as revenues based on a contractual percentage of the customer’s managed assets over the period advisory services are provided.  Fee income related to 12b-1 fees and net investment advisory fees, reported primarily within our Annuities segment, was $25 million, $29 million and $24 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Insurance Premiums

Insurance premiums consist primarily of group insurance products, traditional life insurance and payout annuities with life contingencies.  These premiums are recognized as revenue when due.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on the Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance-related embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements and certain modified coinsurance for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account values based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account values.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group life and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following postretirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other postretirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on the Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”) and the impact of the adoption on the financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform (Topic 848) and related amendments

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024, with certain exceptions.  The amendments are effective for contract modifications made between March 12, 2020, and December 31, 2024.

March 12, 2020 through December 31, 2024

This standard may be elected and applied prospectively as reference rate reform unfolds.  We have elected practical expedients to maintain hedge accounting for certain derivatives.  We will continue to evaluate our options under this guidance as our reference rate reform adoption process continues.  This ASU has not had a material impact to our financial condition and results of operations, but we will continue to evaluate those impacts as our transition progresses.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is effective January 1, 2023, and early adoption is permitted.

January 1, 2023

We will adopt this ASU effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits in which we will apply a full retrospective transition approach.

We currently estimate that, at the transition date of January 1, 2021, the adoption of this standard and related amendments will result in a material increase to previously reported stockholder’s equity, including an increase to previously reported AOCI and a decrease to previously reported retained earnings.

The remeasurement of certain current benefits (e.g., guaranteed death benefits on variable annuities) to fair valued market risk benefits, excluding the portion attributable to non-performance risk, is expected to have the most significant impact to retained earnings.

The most significant drivers of the cumulative adjustment to AOCI are expected to be the non-performance risk associated with the fair valued market risk benefits, the elimination of DAC and DAC-like intangible balances recorded in AOCI related to changes in unrealized gains and losses on investments, and the changes in the discount rate assumption since the inception of the contracts to reflect the changes in the upper-medium-grade fixed-income instrument (single-A) interest rate for the liability for future policy benefits associated with certain long-duration contracts.

The effect this standard adoption has on stockholder’s equity will be impacted by economic conditions, including fluctuations in both the capital markets and interest rates, as well as certain actuarial assumptions.

3.  Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains and losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2022
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,280	$55	$826	$-	$5,509
U.S. government bonds	12	-	-	-	12
State and municipal bonds	513	9	60	-	462
Foreign government bonds	26	1	3	-	24
RMBS	267	1	30	-	238
CMBS	101	-	16	-	85
ABS	148	5	12	3	138
Hybrid and redeemable preferred securities	46	2	7	-	41
Total fixed maturity AFS securities	$7,393	$73	$954	$3	$6,509

	As of December 31, 2021
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,286	$1,092	$16	$-	$7,362
U.S. government bonds	14	2	-	-	16
State and municipal bonds	494	101	1	-	594
Foreign government bonds	30	3	-	-	33
RMBS	288	24	-	-	312
CMBS	89	2	2	-	89
ABS	145	11	1	-	155
Hybrid and redeemable preferred securities	48	10	2	-	56
Total fixed maturity AFS securities	$7,394	$1,245	$22	$-	$8,617

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2022, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$107	$106
Due after one year through five years	741	724
Due after five years through ten years	918	868
Due after ten years	5,111	4,350
Subtotal	6,877	6,048
Structured securities (RMBS, CMBS, ABS)	516	461
Total fixed maturity AFS securities	$7,393	$6,509

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2022
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$4,238	$718	$262	$108	$4,500	$826
State and municipal bonds	227	55	12	5	239	60
Foreign government bonds	8	-	3	3	11	3
RMBS	201	29	4	1	205	30
CMBS	38	6	41	10	79	16
ABS	67	5	50	7	117	12
Hybrid and redeemable
preferred securities	10	-	14	7	24	7
Total fixed maturity AFS securities	$4,789	$813	$386	$141	$5,175	$954

Total number of fixed maturity AFS securities in an unrealized loss position						1,278

	As of December 31, 2021
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$431	$13	$38	$3	$469	$16
State and municipal bonds	36	1	-	-	36	1
CMBS	53	2	-	-	53	2
ABS	62	1	-	-	62	1
Hybrid and redeemable
preferred securities	-	-	19	2	19	2
Total fixed maturity AFS securities	$582	$17	$57	$5	$639	$22

Total number of fixed maturity AFS securities in an unrealized loss position						188

(1)	As of December 31, 2022 and 2021, we recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2022
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Less than six months	$932	$290	253
Six months or greater, but less than nine months	389	202	126
Nine months or greater, but less than twelve months	43	28	14
Total	$1,364	$520	393

As of December 31, 2021
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$-	$-	-

(1)	We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities increased by $932 million for the year ended December 31, 2022.  As discussed further below, we believe the unrealized loss position as of December 31, 2022, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss.  Based upon this evaluation as of December 31, 2022, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2022, the unrealized losses associated with our corporate bond, U.S. government bond, state and municipal bond and foreign government bond securities were attributable primarily to rising interest rates and widening credit spreads since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2022, the unrealized losses associated with our MBS and ABS were attributable primarily to rising interest rates and widening credit spreads since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2022, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

For the year ended December 31, 2022, there was $3 million of additions to the allowance for credit losses on ABS for which credit losses were not previously recognized.    For the years ended December 31, 2021 and 2020, there was less than $1 million of changes in the allowance for credit losses on fixed maturity AFS securities.  As of December 31, 2022, 2021 and 2020, accrued investment income on fixed maturity AFS securities totaled $79 million and was excluded from the estimate of credit losses.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2022	2021
Current	$915	$965
30 to 59 days past due	-	-
60 to 89 days past due	-	-
90 or more days past due	-	-
Allowance for credit losses	(4)	(4)
Unamortized premium (discount)	-	-
Mark-to-market gains (losses)	-	-
Total carrying value	$911	$961

Our mortgage loan portfolio had the largest concentrations in New York, which accounted for 31% and 34% of mortgage loans on real estate as of December 31, 2022 and 2021, respectively, and California, which accounted for 26% and  23% of mortgage loans on real estate as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, there were no specifically identified impaired mortgage loans on real estate.  As of December 31, 2022 and 2021, there were no mortgage loans on real estate on nonaccrual status.

We use loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate.  The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2022
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2022	$59	1.95	$-	-	$-	-	$59
2021	104	3.14	-	-	-	-	104
2020	83	3.19	-	-	-	-	83
2019	178	2.72	-	-	-	-	178
2018	95	2.23	2	1.55	-	-	97
2017 and prior	394	2.72	-	-	-	-	394
Total	$913		$2		$-		$915

	As of December 31, 2021
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2021	$107	3.15	$-	-	$-	-	$107
2020	89	3.18	-	-	-	-	89
2019	180	2.67	-	-	-	-	180
2018	104	2.30	3	1.56	8	1.02	115
2017	116	2.32	-	-	-	-	116
2016 and prior	351	2.77	7	0.81	-	-	358
Total	$947		$10		$8		$965

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$4	$8	$-
Impact of adopting new accounting standard	-	-	3
Additions (reductions) from provision for credit loss expense (1)	-	(4)	5
Additions from purchases of PCD mortgage loans on real estate (2)	-	-	-
Balance as of end-of-year (3)	$4	$4	$8

(1)

We did not recognize any credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2022.  We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the years ended December 31, 2021 and 2020.

(2)	Represents purchased credit-deteriorated (“PCD”) mortgage loans on real estate.
(3)

Accrued investment income on mortgage loans on real estate totaled $2 million, $3 million and $3 million as of December 31, 2022, 2021 and 2020, respectively, and was excluded from the estimate of credit losses.

Net Investment Income

The major categories of net investment income (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities	$323	$326	$329
Mortgage loans on real estate	36	37	37
Policy loans	12	12	13
Cash and invested cash	-	-	1
Commercial mortgage loan prepayment
and bond make-whole premiums	3	20	3
Consent fees	1	-	-
Other investments	1	1	-
Investment income	376	396	383
Investment expense	(2)	(2)	(2)
Net investment income	$374	$394	$381

Impairments on Fixed Maturity AFS Securities

For the year ended December 31, 2022, we recognized $(3) million of credit loss benefit (expense) on ABS incurred as a result of impairments that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities.  For the years ended December 31, 2021 and 2020, we recognized less than $1 million of credit loss benefit (expense) incurred as a result of impairments that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on the Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$22	$22	$7	$7

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  This also includes interest payable on collateral.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2022	2021	2020
Collateral payable for derivative investments	$15	$(1)	$(6)

Investment Commitments

As of December 31, 2022, we did not have any investment commitments.

Concentrations of Financial Instruments

As of December 31, 2022 and 2021, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association with a fair value of $91 million and $115 million, respectively, or 1% of total investments, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $74 million and $97 million, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2022 and 2021, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.2 billion and $1.5 billion, respectively, or 15% and 16%, respectively, of total investments, and our investments in securities in the utilities industry with a fair value of $943 million and $1.3 billion, respectively, or 12% and 13%, respectively, of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $13 million and $15 million as of December 31, 2022 and 2021, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 15 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life and annuity products.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies.    A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our indexed universal life insurance (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index.  Contract holders may elect to rebalance index options at renewal dates.  At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Other Derivatives

Lapse Protection Rider Ceded Derivative

We have an inter-company agreement through which Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated insurer, assumes the risk under certain UL contracts for lapse protection riders (“LPR”).  If the contract holder’s account value is insufficient to pay the cost of insurance charges required to keep the policy in force, and the contract holder has made the required deposits, we will be reimbursed for those charges.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

We transfer the majority of the liability for our guaranteed withdrawal benefit and guaranteed income benefit features to LNL that uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2022			As of December 31, 2021
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$-	$-	$-	$45	$-	$4
Foreign currency contracts (1)	115	20	1	106	5	3
Total cash flow hedges	115	20	1	151	5	7
Non-Qualifying Hedges
Interest rate contracts (1)	400	-	-	-	-	-
Equity market contracts (1)	113	2	-	123	6	-
LPR ceded derivative (2)	-	14	-	-	19	-
Embedded derivatives:
GLB direct (3)	-	88	-	-	85	-
GLB ceded (3)	-	-	83	-	-	81
Indexed annuity and IUL contracts (4)	-	1	-	-	-	3
Total derivative instruments	$628	$125	$84	$274	$115	$91

(1)	Reported in derivative investments and other liabilities on the Balance Sheets.
(2)	Reported in other assets on the Balance Sheets.
(3)	Reported in other assets and other liabilities on the Balance Sheets.
(4)	Reported in future contract benefits on the Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2022
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts	$-	$-	$-	$400	$-	$400
Foreign currency contracts (1)	-	3	17	85	10	115
Equity market contracts	113	-	-	-	-	113
Total derivative instruments
with notional amounts	$113	$3	$17	$485	$10	$628

(1)	As of December 31, 2022, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 16, 2061.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(3)	$2	$8
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	4	(11)	(6)
Foreign currency contracts	8	3	-
Change in foreign currency exchange rate adjustment	10	4	(3)
Change in DAC, VOBA, DSI and DFEL	(2)	(2)	1
Income tax benefit (expense)	(4)	1	2
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Foreign currency contracts (1)	1	-	-
Balance as of end-of-year	$12	$(3)	$2

(1)	The OCI offset is reported within net investment income on the Statements of Comprehensive Income (Loss).

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2022
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$(21)	$374	$727

Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	-	1	-

Non-Qualifying Hedges
Equity market contracts	(4)	-	-
LPR ceded derivative	-	-	5
Embedded derivatives:
GLB	1	-	-
Indexed annuity and IUL contracts	3	-	-

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2021
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$-	$394	$423

Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified from AOCI into income	1	-	-

Non-Qualifying Hedges
Interest rate contracts	(6)	-	-
Equity market contracts	3	-	-
LPR ceded derivative	-	-	1
Embedded derivatives:
GLB	3	-	-
Indexed annuity and IUL contracts	(2)	-	-

	Gain (Loss) Recognized in Income
	For the Year Ended December 31, 2020
	Realized	Net
	Gain	Investment
	(Loss)	Income	Benefits
Total Line Items in which the Effects Fair Value or Cash Flow Hedges
are Recorded	$40	$381	$403

Non-Qualifying Hedges
Interest rate contracts	57	-	-
Equity market contracts	2	-	-
Embedded derivatives:
GLB	1	-	-

As of December 31, 2022, $2 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2022, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2022 or 2021.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2022		As of December 31, 2021
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$6	$-	$2	$-
A+	16	-	5	(4)
	$22	$-	$7	$(4)

Balance Sheet Offsetting

Information related to the effects of offsetting on the Balance Sheets (in millions) was as follows:

	As of December 31, 2022
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$22	$89	$111
Gross amounts offset	(1)	-	(1)
Net amount of assets	21	89	110
Gross amounts not offset:
Cash collateral (1)	(21)	-	(21)
Net amount	$-	$89	$89

Financial Liabilities
Gross amount of recognized liabilities	$-	$83	$83
Gross amounts offset	-	-	-
Net amount of liabilities	-	83	83
Gross amounts not offset:
Cash collateral	-	-	-
Net amount	$-	$83	$83

(1)

Excludes excess cash collateral received of $1 million and excess non-cash collateral received of $1 million, as the collateral offset is limited to the net estimated fair value of derivatives after application of netting arrangements.  There was no excess cash or non-cash collateral pledged as of December 31, 2022.

	As of December 31, 2021
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$8	$85	$93
Gross amounts offset	(1)	-	(1)
Net amount of assets	7	85	92
Gross amounts not offset:
Cash collateral	(7)	-	(7)
Net amount	$-	$85	$85

Financial Liabilities
Gross amount of recognized liabilities	$7	$84	$91
Gross amounts offset	(4)	-	(4)
Net amount of liabilities	3	84	87
Gross amounts not offset:
Cash collateral	(4)	-	(4)
Net amount	$(1)	$84	$83

5.  Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Current	$(14)	$39	$8
Deferred	(20)	(54)	2
Federal income tax expense (benefit)	$(34)	$(15)	$10

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Income (loss) before taxes	$(123)	$(51)	$70
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	(26)	(11)	15
Effect of:
Tax-preferred investment income (1)	(6)	(3)	(4)
Tax credits	(2)	(1)	(2)
Other items	-	-	1
Federal income tax expense (benefit)	$(34)	$(15)	$10
Effective tax rate	27%	29%	14%

(1)	Relates primarily to separate account dividends eligible for the dividends-received deduction.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2022	2021
Current	$(17)	$(2)
Deferred	(3)	(357)
Total federal income tax asset (liability)	$(20)	$(359)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2022	2021
Deferred Tax Assets
Investment activity	$3	$27
Net unrealized loss on fixed maturity AFS securities	185	-
Other	-	18
Total deferred tax assets	$188	$45
Deferred Tax Liabilities
DAC	$64	$4
VOBA	52	27
Net unrealized gain on fixed maturity AFS securities	-	257
Future contract benefits and other contract holder funds	66	112
Other	9	2
Total deferred tax liabilities	$191	$402
Net deferred tax asset (liability)	$(3)	$(357)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state and local authorities.  With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2019.  In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2023.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2022 and 2021, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2022, 2021 and 2020, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$152	$158	$177
Deferrals	23	28	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(29)	(34)	(25)
Unlocking	(34)	(15)	(26)
Adjustment related to realized (gains) losses	(2)	1	(5)
Adjustment related to unrealized (gains) losses	329	14	14
Balance as of end-of-year	$439	$152	$158

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$129	$189	$276
Amortization:
Amortization, excluding unlocking	(25)	(28)	(29)
Unlocking	33	(63)	(44)
Accretion of interest (1)	11	14	17
Adjustment related to realized (gains) losses	-	-	(2)
Adjustment related to unrealized (gains) losses	101	17	(29)
Balance as of end-of-year	$249	$129	$189

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.4% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2022, was as follows:

2023	$15
2024	16
2025	16
2026	15
2027	12

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$4	$5	$6
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	-	(1)	(1)
Balance as of end-of-year	$4	$4	$5

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$48	$45	$104
Deferrals	16	18	19
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(10)	(8)	(4)
Unlocking	(20)	(10)	(22)
Adjustment related to realized (gains) losses	(1)	4	(6)
Adjustment related to unrealized (gains) losses	173	(1)	(46)
Balance as of end-of-year	$206	$48	$45

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Direct insurance premiums and fee income	$834	$722	$673
Reinsurance ceded	(211)	(206)	(194)
Total insurance premiums and fee income	$623	$516	$479

Direct insurance benefits	$1,095	$628	$671
Reinsurance recoveries	(368)	(205)	(268)
Total benefits	$727	$423	$403

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 18, a portion of this reinsurance activity is with affiliated companies.  Portions of our variable and deferred annuity business have been reinsured on a modified coinsurance basis with other companies to limit our exposure to interest rate risks.  The reserves associated with these reinsurance arrangements totaled $2 million as of December 31, 2022 and 2021.  We also reported a deposit asset of $1.6 billion as of December 31, 2022 and 2021 reported within other assets on the Balance Sheets pertaining to life business ceded to an unaffiliated insurer.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue.  We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $643 million and $514 million as of December 31, 2022 and 2021, respectively.

Credit Losses on Reinsurance-Related Assets

In connection with our recognition of an allowance for credit losses for reinsurance-related assets, we perform a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  Our allowance for credit losses was $37 million and $20 million as of December 31, 2022 and 2021, respectively.  The increase was attributable to updates to policyholder behavior assumptions that impacted ceded reserves.

8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

			For the Year Ended December 31, 2022
	Gross	Accumulated	Net
	Goodwill	Impairment	Goodwill		Net
	as of	as of	as of		Goodwill
	Beginning-	Beginning-	Beginning-		as of End-
	of-Year	of-Year	of-Year	Impairment	of-Year
Life Insurance	$136	$(136)	$-	$-	$-
Annuities	26	-	26	-	26
Total goodwill	$162	$(136)	$26	$-	$26

			For the Year Ended December 31, 2021
	Gross	Accumulated	Net
	Goodwill	Impairment	Goodwill		Net
	as of	as of	as of		Goodwill
	Beginning-	Beginning-	Beginning-		as of End-
	of-Year	of-Year	of-Year	Impairment	of-Year
Life Insurance	$136	$(136)	$-	$-	$-
Annuities	26	-	26	-	26
Total goodwill	$162	$(136)	$26	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2022 and 2021, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2022		As of December 31, 2021
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$5	$7	$4

9.  Guaranteed Benefit Features

The guaranteed death benefit (“GDB”) features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date.  Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2022 (1)	2021 (1)
Return of Net Deposits
Total account value	$4,575	$5,561
Net amount at risk (2)	71	1
Average attained age of contract holders	66 years	65 years

Anniversary Contract Value
Total account value	$1,088	$1,425
Net amount at risk (2)	185	3
Average attained age of contract holders	72 years	71 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account value that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on the Balance Sheets:

	For the Years Ended December 31,
	2022	2021	2020
Balance as of beginning-of-year	$5	$4	$4
Changes in reserves	9	1	-
Benefits paid	(2)	-	-
Balance as of end-of-year	$12	$5	$4

Variable Annuity Contracts

Account values of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2022	2021
Asset Type
Domestic equity	$2,373	$3,037
International equity	656	846
Fixed income	1,736	2,122
Total	$4,765	$6,005

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 35% and 32% of total life insurance in-force reserves as of December 31, 2022 and 2021, respectively.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2022.  An adverse outcome in one or more of these matters may have a material impact on the financial statements, but, based on information currently known, management does not believe those cases are likely to have such an impact.

Cost of Insurance Litigation

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  On March 31, 2022, the court issued an order granting plaintiff’s motion for class certification and certified a class of all current or former owners of six universal life insurance products issued by LLANY that were assessed a cost of insurance charge any time on or after June 27, 2013.  Plaintiff seeks damages on behalf of the class.  We are vigorously defending this matter.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020.  Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death.  Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies.  Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class.  On July 2, 2021, the court granted, with prejudice, LLANY’s November 2020 motion to dismiss this matter.  Plaintiff filed a notice of appeal on July 28, 2021, and on September 26, 2022, the U.S. Court of Appeals for the Second Circuit reserved its decision and certified a question to the New York Court of Appeals.  On October 20, 2022, the New York Court of Appeals accepted the question, and has set a briefing schedule.

Commitments

Vulnerability from Concentrations

As of December 31, 2022, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2022 and 2021,  87% and 85%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Unrealized Gain (Loss) on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$749	$988	$462
Cumulative effect from adoption of new accounting standards	-	-	9
Unrealized holding gains (losses) arising during the year	(2,104)	(361)	695
Change in foreign currency exchange rate adjustment	(10)	(3)	3
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	506	60	(48)
Income tax benefit (expense)	338	63	(139)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	-	(2)	(3)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(5)
Income tax benefit (expense)	-	-	2
Balance as of end-of-year	$(521)	$749	$988
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$-	$9
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	-	-	(9)
Balance as of end-of-year	$-	$-	$-
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$(3)	$2	$8
Unrealized holding gains (losses) arising during the year	12	(8)	(6)
Change in foreign currency exchange rate adjustment	10	4	(3)
Change in DAC, VOBA, DSI and DFEL	(2)	(2)	1
Income tax benefit (expense)	(4)	1	2
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	1	-	-
Balance as of end-of-year	$12	$(3)	$2

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020

Unrealized Gain (Loss) on Fixed Maturity
AFS Securities
Gross reclassification	$-	$(2)	$(3)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	(5)	Realized gain (loss)
Reclassification before income
tax benefit (expense)	-	(2)	(8)	Income (loss) before taxes
Income tax benefit (expense)	-	-	2	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$(2)	$(6)	Net income (loss)

Unrealized Gain (Loss) on Derivative Instruments
Gross reclassifications:
Foreign currency contracts	$1	$-	$-	Net investment income
Total gross reclassifications	1	-	-
Associated amortization of DAC,
VOBA, DSI and DFEL	-	-	-	Commissions and other expenses
Reclassifications before income
tax benefit (expense)	1	-	-	Income (loss) before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassifications, net of income tax	$1	$-	$-	Net income (loss)

12.    Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Gross gains	$1	$-	$1
Gross losses	(1)	(2)	(4)
Credit loss benefit (expense) (1)	(3)	-	-
Realized gain (loss) on equity securities (2)	-	-	(1)
Credit loss benefit (expense) on mortgage loans on real estate	-	4	(5)
Credit loss benefit (expense) on reinsurance-related assets (3)	(17)	-	-
Realized gain (loss) on the mark-to-market on certain instruments (4)	-	(6)	57
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	-	-	(5)
Total realized gain (loss) related to financial instruments
and reinsurance-related assets	(20)	(4)	43
Indexed annuity and IUL contracts net derivatives results: (5)
Gross gain (loss)	(1)	-	-
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	1	5	(2)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(1)
Total realized gain (loss)	$(21)	$-	$40

(1)	Includes changes in the allowance for credit losses as well as direct write-downs to amortized cost as a result of negative credit events.
(2)	Includes mark-to-market adjustments on equity securities still held of $(1) million, zero and $(1) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)	See Note 7 for information on credit losses on reinsurance-related assets.
(4)

Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivative results).  See Note 1 for information regarding derivative instruments.

(5)

Represents the net difference between the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts along with changes in the fair value of embedded derivative liabilities related to index options we may purchase or sell in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Commissions	$55	$63	$55
General and administrative expenses	70	153	60
Expenses associated with reserve financing and LOCs	19	17	16
DAC and VOBA deferrals and interest, net of amortization	21	98	84
Taxes, licenses and fees	23	17	14
Total	$188	$348	$229

14.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2022	2021
U.S. capital and surplus	$971	$991

	For the Years Ended December 31,
	2022	2021	2020
U.S. net gain (loss) from operations, after-tax	$72	$39	$25
U.S. net income (loss)	68	41	23

State Prescribed Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves and use of minimum reserve methods and assumptions for individual life insurance and variable annuity contracts that may be more conservative than those required by NAIC SAP.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2022	2021
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)
Calculation of reserves using continuous CARVM	(1)	-
Conservative Reg 213 reserves on individual life insurance and variable
annuity contracts	(37)	(27)

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2022, the Company’s RBC ratio was in excess of nine times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $70 million in 2023 without New York State Department of Financial Services approval.

15.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$6,509	$6,509	$8,617	$8,617
Equity securities	8	8	7	7
Mortgage loans on real estate	911	812	961	1,009
Derivative investments	21	21	7	7
Other investments	1	1	6	6
Cash and invested cash	46	46	56	56
Other assets:
GLB direct embedded derivatives	88	88	85	85
LPR ceded derivative	14	14	19	19
Separate account assets	6,825	6,825	8,475	8,475

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	1	1	(3)	(3)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(20)	(20)	(22)	(22)
Account values of certain investment contracts	(1,302)	(1,021)	(1,334)	(1,679)
Other liabilities:
Short-term debt	(1)	(1)	(39)	(39)
Derivative liabilities	-	-	(3)	(3)
GLB ceded embedded derivatives	(83)	(83)	(81)	(81)

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on the Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and primarily includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2022 and 2021, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2022 or 2021.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2022
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$5,498	$11	$5,509
ABS	-	129	9	138
U.S. government bonds	12	-	-	12
Foreign government bonds	-	24	-	24
RMBS	-	238	-	238
CMBS	-	85	-	85
State and municipal bonds	-	462	-	462
Hybrid and redeemable preferred securities	-	37	4	41
Equity securities	-	8	-	8
Derivative investments (1)	-	22	-	22
Cash and invested cash	-	46	-	46
Other assets:
GLB direct embedded derivatives	-	-	88	88
LPR ceded derivative	-	-	14	14
Separate account assets	22	6,803	-	6,825
Total assets	$34	$13,352	$126	$13,512

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$1	$1
Other liabilities:
Derivative liabilities (1)	-	(1)	-	(1)
GLB ceded embedded derivatives	-	-	(83)	(83)
Total liabilities	$-	$(1)	$(82)	$(83)

	As of December 31, 2021
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,262	$100	$7,362
ABS	-	145	10	155
U.S. government bonds	16	-	-	16
Foreign government bonds	-	27	6	33
RMBS	-	312	-	312
CMBS	-	89	-	89
State and municipal bonds	-	594	-	594
Hybrid and redeemable preferred securities	-	51	5	56
Equity securities	1	6	-	7
Derivative investments (1)	-	11	-	11
Cash and invested cash	-	56	-	56
Other assets:
GLB direct embedded derivatives	-	-	85	85
LPR ceded derivative	-	-	19	19
Separate account assets	33	8,442	-	8,475
Total assets	$50	$16,995	$225	$17,270

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(3)	$(3)
Other liabilities:
Derivative liabilities (1)	-	(7)	-	(7)
GLB ceded embedded derivatives	-	-	(81)	(81)
Total liabilities	$-	$(7)	$(84)	$(91)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2022
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$100	$-	$(44)	$8	$(53)	$11
ABS	10	-	(1)	-	-	9
Foreign government bonds	6	-	(3)	-	(3)	-
Hybrid and redeemable
preferred securities	5	-	(1)	-	-	4
Other assets:
GLB direct embedded derivatives (3)	85	3	-	-	-	88
LPR ceded derivative (4)	19	(5)	-	-	-	14
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(3)	3	-	1	-	1
Other liabilities – GLB ceded
embedded derivatives (3)	(81)	(2)	-	-	-	(83)
Total, net	$141	$(1)	$(49)	$9	$(56)	$44

	For the Year Ended December 31, 2021
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$87	$-	$(5)	$25	$(7)	$100
ABS	10	-	(1)	2	(1)	10
Foreign government bonds	-	-	(1)	7	-	6
RMBS	1	-	-	(1)	-	-
Hybrid and redeemable
preferred securities	6	-	1	(2)	-	5
Derivative investments	5	1	-	(1)	(5)	-
Other assets:
GLB direct embedded derivatives (3)	(2)	87	-	-	-	85
LPR ceded derivative (4)	-	1	-	-	18	19
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	(4)	-	3	-	(3)
Other liabilities – GLB ceded
embedded derivatives (3)	3	(84)	-	-	-	(81)
Total, net	$108	$1	$(6)	$33	$5	$141

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$65	$2	$24	$(19)	$15	$87
ABS	-	-	-	10	-	10
Foreign government bonds	2	-	-	(2)	-	-
RMBS	3	-	-	-	(2)	1
Hybrid and redeemable
preferred securities	1	-	-	-	5	6
Derivative investments	13	2	33	(18)	(25)	5
Other assets – GLB ceded
embedded derivatives (3)	4	(1)	-	-	-	3
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(4)	2	-	-	-	(2)
Total, net	$82	$5	$57	$(29)	$(7)	$108

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)

Amortization and accretion of premiums and discounts are included in net investment income on the Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from the changes in fair value are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).
(4)	Gains (losses) from the changes in fair value are included in benefits on the Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2022
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(2)	$-	$(1)	$-	$8
ABS	1	-	-	(1)	-	-
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$12	$(2)	$-	$(1)	$-	$9

	For the Year Ended December 31, 2021
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$45	$(1)	$(15)	$(4)	$-	$25
ABS	6	-	-	(4)	-	2
Foreign government bonds	7	-	-	-	-	7
RMBS	-	-	-	(1)	-	(1)
Hybrid and redeemable
preferred securities	-	-	-	-	(2)	(2)
Derivative investments	1	-	(2)	-	-	(1)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	3	-	3
Total, net	$59	$(1)	$(17)	$(6)	$(2)	$33

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$44	$(58)	$-	$(1)	$(4)	$(19)
ABS	10	-	-	-	-	10
Foreign government bonds	-	-	(2)	-	-	(2)
Derivative investments	3	(20)	(1)	-	-	(18)
Total, net	$57	$(78)	$(3)	$(1)	$(4)	$(29)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Derivative investments	$-	$1	$2
Embedded derivatives:
Other assets – GLB direct and ceded	42	126	31
Other liabilities – GLB direct and ceded	(42)	(126)	(31)
Total, net (1)	$-	$1	$2

(1)	Included in realized gain (loss) on the Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Corporate bonds	$(44)	$(6)	$4
ABS	(1)	-	-
Foreign government bonds	(3)	(1)	-
Hybrid and redeemable preferred securities	(1)	1	(1)
Total, net	$(49)	$(6)	$3

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2022
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$3	$(56)	$(53)
Foreign government bonds	-	(3)	(3)
Total, net	$3	$(59)	$(56)

	For the Year Ended December 31, 2021
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$2	$(9)	$(7)
ABS	-	(1)	(1)
Derivative investments	-	(5)	(5)
Other assets – LPR ceded derivative	18	-	18
Total, net	$20	$(15)	$5

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$22	$(7)	$15
RMBS	1	(3)	(2)
Hybrid and redeemable
preferred securities	5	-	5
Derivative investments	-	(25)	(25)
Total, net	$28	$(35)	$(7)

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2022, 2021 and 2020, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available.  In 2022, transfers out of Level 3 included corporate bonds for which we changed valuation techniques.  This change in valuation technique was primarily from a change to a third-party-provided pricing model that did not use significant unobservable inputs.  In 2021, transfers out of Level 3 included derivative instruments for which we changed valuation techniques.  This change in valuation technique was primarily from unobservable inputs in counterparty models to a mathematical model provided by a third party.  These updated valuation techniques are considered industry standard and provide us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2022:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities –
Corporate bonds	$1	Discounted cash flow	Liquidity/duration adjustment (2)	1.5%	-	2.4%	2.3%

Other assets:
GLB direct embedded
derivatives	88	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.35%	-	2.41%	1.73%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

LPR ceded derivative	14	Discounted cash flow	Long-term lapse rate (3)	0%	-	1.55%	(10)
			NPR (6)	0.35%	-	2.41%	1.75%
			Mortality rate (7)			(9)	(10)
Liabilities
Future contract benefits –
indexed annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse rate (3)	0%	-	9%	(10)
			Mortality rate (7)			(9)	(10)
Other liabilities – GLB
ceded embedded
derivatives	(83)	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.35%	-	2.41%	1.73%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity contracts represents the lapse rates during the surrender charge period.

(4)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(5)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(6)

The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.  The NPR input for direct and ceded embedded derivatives was weighted by the absolute value of the sensitivity of the reserve to the NPR assumption.  The NPR input for LPR ceded derivative was weighted using a simple average.

(7)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(8)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.  Volatility assumptions vary by fund due to the benchmarking of different indices.  The volatility input was weighted by the relative account value assigned to each index.

(9)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(10)	A weighted average input range is not a meaningful measurement for lapse rate, utilization factors or mortality rate.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•

Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would have resulted in a decrease in the fair value measurement.

•

LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in an increase in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see Note 1.

16.  Segment Information

We provide products and services and report results through our Life Insurance, Annuities, Group Protection and Retirement Plan Services segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Life Insurance segment focuses on the creation and protection of wealth through life insurance products, including term insurance, both single (including UL, corporate-owned UL and VUL and bank-owned UL and VUL products) and survivorship versions of IUL and VUL products, linked-benefit products (which are UL and VUL with riders providing for long-term care costs), and critical illness and long-term care riders, which can be attached to IUL or VUL policies.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering variable annuities, fixed (including indexed) annuities and indexed variable annuities.

The Group Protection segment offers group non-medical insurance products, including short- and long-term disability, absence management services, term life, dental, vision and accident, critical illness and hospital indemnity benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

Other Operations includes investments related to our excess capital, benefit plan obligations, the results of certain disability income business and other corporate investments.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of financial assets;
▪	Changes in the fair value of equity securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on modification or early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Transaction and integration costs related to mergers and acquisitions including the acquisition or divestiture, through reinsurance or other means, of businesses or blocks of business; and
•	Income (loss) from the initial adoption of new accounting standards, regulations and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in the Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Operating revenues:
Life Insurance	$519	$536	$545
Annuities	122	137	131
Group Protection	276	147	97
Retirement Plan Services	72	79	72
Other Operations	19	23	27
Excluded realized gain (loss), pre-tax	(32)	(11)	28
Total revenues	$976	$911	$900

	For the Years Ended December 31,
	2022	2021	2020
Net Income (Loss)
Income (loss) from operations:
Life Insurance	$(153)	$(34)	$(29)
Annuities	41	49	43
Group Protection	25	5	(3)
Retirement Plan Services	7	10	6
Other Operations	15	(56)	21
Excluded realized gain (loss), after-tax	(24)	(10)	22
Net income (loss)	$(89)	$(36)	$60

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2022	2021	2020
Net Investment Income
Life Insurance	$260	$267	$257
Annuities	27	32	28
Group Protection	6	5	6
Retirement Plan Services	62	67	63
Other Operations	19	23	27
Total net investment income	$374	$394	$381

	For the Years Ended December 31,
	2022	2021	2020
Amortization of DAC and VOBA, Net of Interest
Life Insurance	$33	$106	$86
Annuities	7	17	18
Group Protection	4	3	3
Retirement Plan Services	-	1	-
Total amortization of DAC and VOBA, net of interest	$44	$127	$107

	For the Years Ended December 31,
	2022	2021	2020
Federal Income Tax Expense (Benefit)
Life Insurance	$(41)	$(9)	$(8)
Annuities	4	8	7
Group Protection	7	1	(1)
Retirement Plan Services	-	1	-
Other Operations	4	(15)	6
Excluded realized gain (loss)	(8)	(1)	6
Total federal income tax expense (benefit)	$(34)	$(15)	$10

	As of December 31,
	2022	2021
Assets
Life Insurance	$8,325	$9,497
Annuities	6,129	7,467
Group Protection	220	193
Retirement Plan Services	2,660	3,196
Other Operations	521	759
Total assets	$17,855	$21,112

17.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Income taxes paid (received)	$(27)	$30	$31

18.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on the Balance Sheets:

	As of December 31,
	2022	2021
Assets with affiliates:
Ceded reinsurance contracts	$221	$162	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	21	28	Other assets
Service agreement receivable	1	10	Other assets

Liabilities with affiliates:
Inter-company short-term debt	1	39	Other liabilities
Ceded reinsurance contracts	88	83	Other liabilities
Service agreement payable	8	1	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2022	2021	2020
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(41)	$(36)	$(25)	Insurance premiums
Fees for management of general account	-	-	(2)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(2)	(84)	(1)	Realized gain (loss)
Other gains (losses)	(36)	(36)	(38)	Realized gain (loss)

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(1)	(1)	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(49)	(4)	(10)	Benefits
Ceded reinsurance contracts	(17)	(19)	(16)	Commissions and other
				expenses
Service agreement payments	72	63	61	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2022.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, account values, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

19.  Subsequent Events

Management evaluated subsequent events for the Company through March 31, 2023, the date the financial statements were available to be issued.  On March 24, 2023, LLANY paid a cash dividend in the amount of $68 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
AB VPS Large Cap Growth Portfolio - Class B	$178,029	$178,029	$8	$178,021
AB VPS Small/Mid Cap Value Portfolio - Class B	10,488,650	10,488,650	460	10,488,190
AB VPS Sustainable Global Thematic Portfolio - Class B	2,553,871	2,553,871	109	2,553,762
ALPS/Alerian Energy Infrastructure Portfolio - Class III	1,101,205	1,101,205	27	1,101,178
ALPS/Red Rocks Global Opportunity Portfolio - Class III	419,437	419,437	13	419,424
American Century VP Balanced Fund - Class II	9,983,308	9,983,308	408	9,982,900
American Century VP Large Company Value Fund - Class I	11,195	11,195	—	11,195
American Century VP Large Company Value Fund - Class II	8,158,235	8,158,235	339	8,157,896
American Funds Asset Allocation Fund - Class 1	5,712	5,712	—	5,712
American Funds Asset Allocation Fund - Class 4	15,887,579	15,887,579	527	15,887,052
American Funds Capital Income Builder® - Class 1	9,859	9,859	—	9,859
American Funds Capital Income Builder® - Class 4	2,175,541	2,175,541	72	2,175,469
American Funds Capital World Bond Fund - Class 1	5,333	5,333	—	5,333
American Funds Capital World Growth and Income Fund - Class 1	68,043	68,043	1	68,042
American Funds Global Growth Fund - Class 2	8,375,595	8,375,595	403	8,375,192
American Funds Global Growth Fund - Class 4	6,064,067	6,064,067	185	6,063,882
American Funds Global Small Capitalization Fund - Class 1	57,329	57,329	1	57,328
American Funds Global Small Capitalization Fund - Class 2	5,488,527	5,488,527	228	5,488,299
American Funds Global Small Capitalization Fund - Class 4	716,331	716,331	22	716,309
American Funds Growth Fund - Class 1	10,973	10,973	—	10,973
American Funds Growth Fund - Class 2	41,893,354	41,893,354	1,954	41,891,400
American Funds Growth Fund - Class 4	13,075,124	13,075,124	407	13,074,717
American Funds Growth-Income Fund - Class 1	214,494	214,494	4	214,490
American Funds Growth-Income Fund - Class 2	43,435,134	43,435,134	1,984	43,433,150
American Funds Growth-Income Fund - Class 4	7,585,346	7,585,346	236	7,585,110
American Funds International Fund - Class 1	81,874	81,874	2	81,872
American Funds International Fund - Class 2	12,554,709	12,554,709	575	12,554,134
American Funds International Fund - Class 4	3,611,715	3,611,715	115	3,611,600
American Funds International Growth and Income Fund - Class 1	160,341	160,341	3	160,338
American Funds Managed Risk Asset Allocation Fund - Class P2	13,987,304	13,987,304	547	13,986,757
American Funds Mortgage Fund - Class 1	99,175	99,175	2	99,173
American Funds Mortgage Fund - Class 4	478,743	478,743	12	478,731
American Funds New World Fund® - Class 1	56,650	56,650	1	56,649
American Funds New World Fund® - Class 4	2,528,332	2,528,332	79	2,528,253
American Funds The Bond Fund of America - Class 1	42,166	42,166	1	42,165
American Funds Washington Mutual Investors Fund - Class 1	79,370	79,370	4	79,366
American Funds Washington Mutual Investors Fund - Class 4	5,153,966	5,153,966	157	5,153,809
ClearBridge Variable Aggressive Growth Portfolio - Class II	688,301	688,301	24	688,277
ClearBridge Variable Large Cap Growth Portfolio - Class II	14,934,087	14,934,087	623	14,933,464
ClearBridge Variable Mid Cap Portfolio - Class II	3,358,291	3,358,291	127	3,358,164
Columbia VP Commodity Strategy Fund - Class 2	814,694	814,694	23	814,671
Columbia VP Emerging Markets Bond Fund - Class 2	247,732	247,732	7	247,725
Columbia VP Strategic Income Fund - Class 2	701,305	701,305	21	701,284
Delaware Ivy VIP Asset Strategy Portfolio - Class II	624,932	624,932	20	624,912
Delaware Ivy VIP Energy Portfolio - Class II	369,008	369,008	12	368,996
Delaware Ivy VIP High Income Portfolio - Class II	857,819	857,819	28	857,791
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	1,801,011	1,801,011	52	1,800,959
Delaware Ivy VIP Science and Technology Portfolio - Class II	2,695,042	2,695,042	71	2,694,971
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	871,112	871,112	24	871,088
Delaware VIP® Emerging Markets Series - Service Class	12,194,466	12,194,466	532	12,193,934
Delaware VIP® Small Cap Value Series - Service Class	23,572,063	23,572,063	1,033	23,571,030
Delaware VIP® Small Cap Value Series - Standard Class	398,754	398,754	15	398,739

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
DWS Alternative Asset Allocation VIP Portfolio - Class A	$12,261	$12,261	$—	$12,261
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,164,090	3,164,090	133	3,163,957
DWS Equity 500 Index VIP Portfolio - Class A	603,748	603,748	27	603,721
DWS Small Cap Index VIP Portfolio - Class A	274,890	274,890	12	274,878
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,711,768	1,711,768	32	1,711,736
Fidelity® VIP Balanced Portfolio - Service Class 2	32,006,007	32,006,007	1,246	32,004,761
Fidelity® VIP Contrafund® Portfolio - Service Class 2	68,976,436	68,976,436	2,957	68,973,479
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	2,035,078	2,035,078	83	2,034,995
Fidelity® VIP Growth Portfolio - Initial Class	276,521	276,521	11	276,510
Fidelity® VIP Growth Portfolio - Service Class 2	20,421,325	20,421,325	807	20,420,518
Fidelity® VIP Mid Cap Portfolio - Service Class 2	38,385,191	38,385,191	1,653	38,383,538
Fidelity® VIP Strategic Income Portfolio - Service Class 2	2,625,964	2,625,964	69	2,625,895
First Trust Capital Strength Portfolio - Class I	1,944,471	1,944,471	66	1,944,405
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,033,732	1,033,732	30	1,033,702
First Trust International Developed Capital Strength Portfolio - Class I	174,148	174,148	5	174,143
First Trust Multi Income Allocation Portfolio - Class I	459,108	459,108	15	459,093
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	13,461,955	13,461,955	517	13,461,438
Franklin Allocation VIP Fund - Class 4	1,422,283	1,422,283	53	1,422,230
Franklin Income VIP Fund - Class 2	19,631,602	19,631,602	880	19,630,722
Franklin Income VIP Fund - Class 4	10,554,233	10,554,233	417	10,553,816
Franklin Multi-Asset Variable Conservative Growth - Class II	1,321,447	1,321,447	55	1,321,392
Franklin Mutual Shares VIP Fund - Class 2	10,484,198	10,484,198	439	10,483,759
Franklin Mutual Shares VIP Fund - Class 4	3,548,398	3,548,398	138	3,548,260
Franklin Rising Dividends VIP Fund - Class 4	2,053,396	2,053,396	61	2,053,335
Franklin Small Cap Value VIP Fund - Class 4	765,459	765,459	22	765,437
Franklin Small-Mid Cap Growth VIP Fund - Class 4	737,292	737,292	21	737,271
Goldman Sachs VIT Government Money Market Fund - Service Shares	570,661	570,661	23	570,638
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,193,998	1,193,998	34	1,193,964
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	378,434	378,434	11	378,423
Guggenheim VT Long Short Equity	333,541	333,541	9	333,532
Guggenheim VT Multi-Hedge Strategies	507,381	507,381	15	507,366
Hartford Capital Appreciation HLS Fund - Class IC	733,276	733,276	23	733,253
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	836,344	836,344	28	836,316
Invesco V.I. American Franchise Fund - Series I Shares	88,625	88,625	4	88,621
Invesco V.I. American Franchise Fund - Series II Shares	24,620	24,620	1	24,619
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	332,875	332,875	12	332,863
Invesco V.I. Comstock Fund - Series II Shares	577,160	577,160	16	577,144
Invesco V.I. Core Equity Fund - Series I Shares	50,057	50,057	2	50,055
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,687,142	1,687,142	53	1,687,089
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	22,539,123	22,539,123	939	22,538,184
Invesco V.I. Equity and Income Fund - Series II Shares	1,255,546	1,255,546	35	1,255,511
Invesco V.I. EQV International Equity Fund - Series I Shares	7,996	7,996	—	7,996
Invesco V.I. EQV International Equity Fund - Series II Shares	5,531,520	5,531,520	218	5,531,302
Invesco V.I. Global Fund - Series II Shares	213,442	213,442	5	213,437
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	1,349,002	1,349,002	38	1,348,964
Janus Henderson Balanced Portfolio - Service Shares	459,813	459,813	20	459,793
Janus Henderson Enterprise Portfolio - Service Shares	343,350	343,350	15	343,335
Janus Henderson Global Research Portfolio - Service Shares	20,216	20,216	1	20,215
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	14,874,182	14,874,182	590	14,873,592
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	276,441	276,441	9	276,432
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	292,609	292,609	11	292,598
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	2,644,652	2,644,652	82	2,644,570

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	$878,645	$878,645	$27	$878,618
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	83,088	83,088	2	83,086
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	2,867,349	2,867,349	85	2,867,264
LVIP American Balanced Allocation Fund - Service Class	5,575,072	5,575,072	188	5,574,884
LVIP American Balanced Allocation Fund - Standard Class	5,117	5,117	—	5,117
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	39,551,825	39,551,825	1,634	39,550,191
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,912,274	2,912,274	118	2,912,156
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	6,016,413	6,016,413	233	6,016,180
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	196,239	196,239	4	196,235
LVIP American Global Growth Fund - Service Class II	15,203,080	15,203,080	650	15,202,430
LVIP American Global Small Capitalization Fund - Service Class II	2,457,259	2,457,259	104	2,457,155
LVIP American Growth Allocation Fund - Service Class	2,723,822	2,723,822	95	2,723,727
LVIP American Growth Fund - Service Class II	68,472,595	68,472,595	2,861	68,469,734
LVIP American Growth-Income Fund - Service Class II	57,323,488	57,323,488	2,412	57,321,076
LVIP American International Fund - Service Class II	13,398,947	13,398,947	631	13,398,316
LVIP American Preservation Fund - Service Class	1,128,979	1,128,979	38	1,128,941
LVIP Baron Growth Opportunities Fund - Service Class	19,817,290	19,817,290	849	19,816,441
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	109,249,022	109,249,022	4,550	109,244,472
LVIP BlackRock Global Allocation Fund - Service Class	45,716,083	45,716,083	2,024	45,714,059
LVIP BlackRock Global Allocation Fund - Standard Class	25,767	25,767	—	25,767
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	66,174,783	66,174,783	2,855	66,171,928
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	30,021,220	30,021,220	1,272	30,019,948
LVIP BlackRock Global Real Estate Fund - Service Class	4,820,244	4,820,244	205	4,820,039
LVIP BlackRock Inflation Protected Bond Fund - Service Class	61,172,712	61,172,712	2,585	61,170,127
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	136,301	136,301	2	136,299
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	51,477,867	51,477,867	2,045	51,475,822
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	80,042,816	80,042,816	3,295	80,039,521
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	69,436	69,436	4	69,432
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	53,770,722	53,770,722	2,236	53,768,486
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	5,634	5,634	—	5,634
LVIP Channing Small Cap Value Fund - Service Class	4,245	4,245	—	4,245
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	34,447,298	34,447,298	1,435	34,445,863
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	5,204	5,204	—	5,204
LVIP Delaware Bond Fund - Service Class	206,001,708	206,001,708	8,447	205,993,261
LVIP Delaware Bond Fund - Standard Class	2,318,305	2,318,305	109	2,318,196
LVIP Delaware Diversified Floating Rate Fund - Service Class	50,174,599	50,174,599	2,181	50,172,418
LVIP Delaware Diversified Floating Rate Fund - Standard Class	140,590	140,590	3	140,587
LVIP Delaware Diversified Income Fund - Service Class	91,916,312	91,916,312	3,950	91,912,362
LVIP Delaware Diversified Income Fund - Standard Class	185,936	185,936	4	185,932
LVIP Delaware High Yield Fund - Service Class	4,323,565	4,323,565	191	4,323,374
LVIP Delaware High Yield Fund - Standard Class	131,761	131,761	6	131,755
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	37,145,436	37,145,436	1,569	37,143,867
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	18,164	18,164	—	18,164
LVIP Delaware Mid Cap Value Fund - Service Class	8,909,061	8,909,061	371	8,908,690
LVIP Delaware REIT Fund - Service Class	8,085,544	8,085,544	344	8,085,200
LVIP Delaware REIT Fund - Standard Class	353,091	353,091	14	353,077
LVIP Delaware SMID Cap Core Fund - Service Class	8,232,015	8,232,015	337	8,231,678
LVIP Delaware SMID Cap Core Fund - Standard Class	256,943	256,943	10	256,933
LVIP Delaware Social Awareness Fund - Service Class	4,195,933	4,195,933	181	4,195,752

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP Delaware Social Awareness Fund - Standard Class	$229,032	$229,032	$10	$229,022
LVIP Delaware U.S. Growth Fund - Service Class	7,758,910	7,758,910	301	7,758,609
LVIP Delaware Value Fund - Service Class	12,252,312	12,252,312	511	12,251,801
LVIP Delaware Value Fund - Standard Class	50,593	50,593	2	50,591
LVIP Delaware Wealth Builder Fund - Service Class	1,760,773	1,760,773	80	1,760,693
LVIP Delaware Wealth Builder Fund - Standard Class	112,897	112,897	5	112,892
LVIP Dimensional International Core Equity Fund - Service Class	8,421,281	8,421,281	352	8,420,929
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	37,603,838	37,603,838	1,569	37,602,269
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	14,381,974	14,381,974	614	14,381,360
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	5,588	5,588	—	5,588
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	11,898,791	11,898,791	500	11,898,291
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	57,603,174	57,603,174	2,473	57,600,701
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	36,220,946	36,220,946	1,569	36,219,377
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	5,246	5,246	—	5,246
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	56,969,661	56,969,661	2,394	56,967,267
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	8,862,063	8,862,063	319	8,861,744
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	61,281,322	61,281,322	2,682	61,278,640
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	136,642	136,642	6	136,636
LVIP Global Growth Allocation Managed Risk Fund - Service Class	258,524,727	258,524,727	11,117	258,513,610
LVIP Global Income Fund - Service Class	22,601,846	22,601,846	1,017	22,600,829
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	238,122,620	238,122,620	10,042	238,112,578
LVIP Government Money Market Fund - Service Class	40,456,050	40,456,050	1,529	40,454,521
LVIP Government Money Market Fund - Standard Class	778,769	778,769	34	778,735
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	35,916,816	35,916,816	1,472	35,915,344
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	5,269	5,269	—	5,269
LVIP JPMorgan High Yield Fund - Service Class	11,455,138	11,455,138	465	11,454,673
LVIP JPMorgan Retirement Income Fund - Service Class	4,294,740	4,294,740	169	4,294,571
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	39,234,220	39,234,220	1,660	39,232,560
LVIP Loomis Sayles Global Growth Fund - Service Class	101,103	101,103	1	101,102
LVIP MFS International Equity Managed Volatility Fund - Service Class	44,144,637	44,144,637	1,863	44,142,774
LVIP MFS International Growth Fund - Service Class	11,658,152	11,658,152	490	11,657,662
LVIP MFS Value Fund - Service Class	36,510,219	36,510,219	1,399	36,508,820
LVIP Mondrian International Value Fund - Service Class	9,315,604	9,315,604	390	9,315,214
LVIP Mondrian International Value Fund - Standard Class	623,173	623,173	28	623,145
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	4,535,661	4,535,661	191	4,535,470
LVIP PIMCO Low Duration Bond Fund - Service Class	46,455,874	46,455,874	1,908	46,453,966
LVIP PIMCO Low Duration Bond Fund - Standard Class	5,937	5,937	—	5,937
LVIP SSGA Bond Index Fund - Service Class	44,714,218	44,714,218	1,998	44,712,220
LVIP SSGA Bond Index Fund - Standard Class	67,511	67,511	3	67,508
LVIP SSGA Conservative Index Allocation Fund - Service Class	10,117,673	10,117,673	433	10,117,240
LVIP SSGA Conservative Structured Allocation Fund - Service Class	7,871,396	7,871,396	334	7,871,062
LVIP SSGA Developed International 150 Fund - Service Class	6,648,780	6,648,780	290	6,648,490
LVIP SSGA Emerging Markets 100 Fund - Service Class	5,671,036	5,671,036	253	5,670,783
LVIP SSGA Emerging Markets 100 Fund - Standard Class	60,540	60,540	1	60,539
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	1,007,428	1,007,428	31	1,007,397
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	46,613,004	46,613,004	2,000	46,611,004
LVIP SSGA International Index Fund - Service Class	11,950,622	11,950,622	551	11,950,071
LVIP SSGA International Managed Volatility Fund - Service Class	19,752,864	19,752,864	849	19,752,015
LVIP SSGA Large Cap 100 Fund - Service Class	14,430,941	14,430,941	598	14,430,343
LVIP SSGA Large Cap 100 Fund - Standard Class	272,977	272,977	5	272,972

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	$55,693,028	$55,693,028	$2,277	$55,690,751
LVIP SSGA Mid-Cap Index Fund - Service Class	12,603,709	12,603,709	490	12,603,219
LVIP SSGA Mid-Cap Index Fund - Standard Class	72,187	72,187	1	72,186
LVIP SSGA Moderate Index Allocation Fund - Service Class	34,158,905	34,158,905	1,513	34,157,392
LVIP SSGA Moderate Structured Allocation Fund - Service Class	40,684,904	40,684,904	1,797	40,683,107
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	15,259,876	15,259,876	661	15,259,215
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	21,434,229	21,434,229	964	21,433,265
LVIP SSGA Nasdaq-100 Index Fund - Service Class	142,588	142,588	4	142,584
LVIP SSGA S&P 500 Index Fund - Service Class	133,523,188	133,523,188	5,001	133,518,187
LVIP SSGA S&P 500 Index Fund - Standard Class	1,146,642	1,146,642	52	1,146,590
LVIP SSGA Short-Term Bond Index Fund - Service Class	13,856,459	13,856,459	544	13,855,915
LVIP SSGA Small-Cap Index Fund - Service Class	28,280,334	28,280,334	1,179	28,279,155
LVIP SSGA Small-Cap Index Fund - Standard Class	63,698	63,698	1	63,697
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	11,603,825	11,603,825	475	11,603,350
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	27,711	27,711	1	27,710
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	46,666,026	46,666,026	1,949	46,664,077
LVIP T. Rowe Price 2020 Fund - Service Class	132,104	132,104	7	132,097
LVIP T. Rowe Price 2030 Fund - Service Class	52,269	52,269	3	52,266
LVIP T. Rowe Price 2040 Fund - Service Class	32,573	32,573	1	32,572
LVIP T. Rowe Price Growth Stock Fund - Service Class	16,170,929	16,170,929	649	16,170,280
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	20,058,887	20,058,887	823	20,058,064
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	114,925	114,925	5	114,920
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	14,248,104	14,248,104	581	14,247,523
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	57,050,571	57,050,571	2,262	57,048,309
LVIP Vanguard Bond Allocation Fund - Service Class	68,288,274	68,288,274	2,851	68,285,423
LVIP Vanguard Bond Allocation Fund - Standard Class	5,287	5,287	—	5,287
LVIP Vanguard Domestic Equity ETF Fund - Service Class	23,574,888	23,574,888	998	23,573,890
LVIP Vanguard International Equity ETF Fund - Service Class	16,815,665	16,815,665	701	16,814,964
LVIP Wellington Capital Growth Fund - Service Class	9,511,525	9,511,525	357	9,511,168
LVIP Wellington SMID Cap Value Fund - Service Class	7,473,432	7,473,432	309	7,473,123
LVIP Western Asset Core Bond Fund - Service Class	30,235,296	30,235,296	1,225	30,234,071
MFS® VIT Growth Series - Initial Class	72,056	72,056	3	72,053
MFS® VIT Growth Series - Service Class	12,781,435	12,781,435	522	12,780,913
MFS® VIT Total Return Series - Initial Class	154,611	154,611	6	154,605
MFS® VIT Total Return Series - Service Class	8,670,923	8,670,923	350	8,670,573
MFS® VIT Utilities Series - Initial Class	156,967	156,967	6	156,961
MFS® VIT Utilities Series - Service Class	10,251,134	10,251,134	438	10,250,696
MFS® VIT II Core Equity Portfolio - Service Class	16,415	16,415	1	16,414
MFS® VIT II International Intrinsic Value Portfolio - Service Class	1,725,675	1,725,675	55	1,725,620
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	562,833	562,833	19	562,814
Morgan Stanley VIF Growth Portfolio - Class II	30,509	30,509	1	30,508
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,465,504	1,465,504	66	1,465,438
PIMCO VIT All Asset Portfolio - Advisor Class	203,714	203,714	7	203,707
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	4,355,423	4,355,423	176	4,355,247
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	396,726	396,726	14	396,712
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	129,717	129,717	4	129,713
Putnam VT George Putnam Balanced Fund - Class IB	7,822,343	7,822,343	316	7,822,027
Putnam VT Global Health Care Fund - Class IB	1,905,488	1,905,488	55	1,905,433
Putnam VT Income Fund - Class IB	478,339	478,339	11	478,328
Putnam VT Large Cap Value Fund - Class IB	10,838,849	10,838,849	390	10,838,459
Putnam VT Multi-Asset Absolute Return Fund - Class IB	272,465	272,465	10	272,455
Templeton Foreign VIP Fund - Class 4	165,664	165,664	3	165,661

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2022

Subaccount	Investments	Total Assets	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Templeton Global Bond VIP Fund - Class 2	$3,907,039	$3,907,039	$193	$3,906,846
Templeton Global Bond VIP Fund - Class 4	1,729,148	1,729,148	56	1,729,092
Templeton Growth VIP Fund - Class 2	1,110,508	1,110,508	52	1,110,456
VanEck VIP Global Resources Fund - Class S Shares	698,611	698,611	25	698,586
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	220,746	220,746	8	220,738

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of operations

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Large Cap Growth Portfolio - Class B	$—	$(4,719)	$(4,719)	$19,099
AB VPS Small/Mid Cap Value Portfolio - Class B	97,325	(183,620)	(86,295)	(97,381)
AB VPS Sustainable Global Thematic Portfolio - Class B	—	(42,560)	(42,560)	29,171
ALPS/Alerian Energy Infrastructure Portfolio - Class III	47,273	(9,424)	37,849	7,354
ALPS/Red Rocks Global Opportunity Portfolio - Class III	57,080	(4,831)	52,249	(4,496)
American Century VP Balanced Fund - Class II	101,019	(157,910)	(56,891)	(189,624)
American Century VP Large Company Value Fund - Class I	268	(84)	184	683
American Century VP Large Company Value Fund - Class II	130,525	(102,619)	27,906	104,163
American Funds Asset Allocation Fund - Class 1	127	(39)	88	62
American Funds Asset Allocation Fund - Class 4	275,341	(191,079)	84,262	6,112
American Funds Capital Income Builder® - Class 1	335	(76)	259	374
American Funds Capital Income Builder® - Class 4	56,314	(26,972)	29,342	20,912
American Funds Capital World Bond Fund - Class 1	16	(36)	(20)	(86)
American Funds Capital World Growth and Income Fund - Class 1	1,767	(411)	1,356	(106)
American Funds Global Growth Fund - Class 2	61,056	(161,405)	(100,349)	106,919
American Funds Global Growth Fund - Class 4	27,665	(66,121)	(38,456)	(49,246)
American Funds Global Small Capitalization Fund - Class 1	—	(391)	(391)	(76)
American Funds Global Small Capitalization Fund - Class 2	—	(93,256)	(93,256)	(91,794)
American Funds Global Small Capitalization Fund - Class 4	—	(8,578)	(8,578)	(15,130)
American Funds Growth Fund - Class 1	73	(77)	(4)	242
American Funds Growth Fund - Class 2	155,524	(838,497)	(682,973)	1,377,773
American Funds Growth Fund - Class 4	15,141	(158,653)	(143,512)	(259,214)
American Funds Growth-Income Fund - Class 1	3,416	(1,678)	1,738	500
American Funds Growth-Income Fund - Class 2	599,475	(803,739)	(204,264)	1,595,747
American Funds Growth-Income Fund - Class 4	85,228	(84,610)	618	28,748
American Funds International Fund - Class 1	1,709	(915)	794	(1,646)
American Funds International Fund - Class 2	236,853	(228,849)	8,004	(231,998)
American Funds International Fund - Class 4	58,239	(42,511)	15,728	(31,218)
American Funds International Growth and Income Fund - Class 1	4,735	(1,022)	3,713	(366)
American Funds Managed Risk Asset Allocation Fund - Class P2	327,473	(215,348)	112,125	38,024
American Funds Mortgage Fund - Class 1	1,504	(656)	848	(63)
American Funds Mortgage Fund - Class 4	9,977	(4,833)	5,144	(28,154)
American Funds New World Fund® - Class 1	929	(486)	443	—
American Funds New World Fund® - Class 4	28,981	(29,582)	(601)	(36,221)
American Funds The Bond Fund of America - Class 1	1,351	(259)	1,092	(296)
American Funds Washington Mutual Investors Fund - Class 1	1,744	(1,409)	335	1,444
American Funds Washington Mutual Investors Fund - Class 4	86,256	(44,457)	41,799	(276,120)
BlackRock Global Allocation V.I. Fund - Class I	—	(90)	(90)	(2,043)
BlackRock Global Allocation V.I. Fund - Class III	—	(338,085)	(338,085)	(6,728,432)
ClearBridge Variable Aggressive Growth Portfolio - Class II	—	(9,076)	(9,076)	(17,535)
ClearBridge Variable Large Cap Growth Portfolio - Class II	—	(248,048)	(248,048)	(100,933)
ClearBridge Variable Mid Cap Portfolio - Class II	3,432	(48,061)	(44,629)	(200)
Columbia VP Commodity Strategy Fund - Class 2	151,855	(4,709)	147,146	83,598
Columbia VP Emerging Markets Bond Fund - Class 2	15,060	(2,690)	12,370	(76,443)
Columbia VP Strategic Income Fund - Class 2	22,125	(10,448)	11,677	(120,111)
Delaware Ivy VIP Asset Strategy Portfolio - Class II	10,322	(8,113)	2,209	(6,331)
Delaware Ivy VIP Energy Portfolio - Class II	10,315	(6,940)	3,375	351,544
Delaware Ivy VIP High Income Portfolio - Class II	123,380	(16,190)	107,190	(193,307)
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	—	(22,228)	(22,228)	(98,650)
Delaware Ivy VIP Science and Technology Portfolio - Class II	—	(27,855)	(27,855)	(95,026)
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	—	(7,145)	(7,145)	(28,703)
Delaware VIP® Emerging Markets Series - Service Class	588,278	(216,273)	372,005	(226,876)
Delaware VIP® Small Cap Value Series - Service Class	164,110	(457,671)	(293,561)	(1,070,997)
Delaware VIP® Small Cap Value Series - Standard Class	4,343	(6,960)	(2,617)	12,185
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,105	(93)	1,012	127
DWS Alternative Asset Allocation VIP Portfolio - Class B	255,221	(54,763)	200,458	5,385
DWS Equity 500 Index VIP Portfolio - Class A	8,344	(10,985)	(2,641)	37,008

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Large Cap Growth Portfolio - Class B	$38,935	$58,034	$(191,003)	$(137,688)
AB VPS Small/Mid Cap Value Portfolio - Class B	1,752,429	1,655,048	(3,886,833)	(2,318,080)
AB VPS Sustainable Global Thematic Portfolio - Class B	291,568	320,739	(1,288,334)	(1,010,155)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	7,354	37,820	83,023
ALPS/Red Rocks Global Opportunity Portfolio - Class III	42,232	37,736	(253,332)	(163,347)
American Century VP Balanced Fund - Class II	1,677,652	1,488,028	(3,843,145)	(2,412,008)
American Century VP Large Company Value Fund - Class I	736	1,419	(1,816)	(213)
American Century VP Large Company Value Fund - Class II	311,174	415,337	(527,211)	(83,968)
American Funds Asset Allocation Fund - Class 1	611	673	(1,696)	(935)
American Funds Asset Allocation Fund - Class 4	1,636,116	1,642,228	(4,266,138)	(2,539,648)
American Funds Capital Income Builder® - Class 1	—	374	(1,685)	(1,052)
American Funds Capital Income Builder® - Class 4	—	20,912	(246,191)	(195,937)
American Funds Capital World Bond Fund - Class 1	87	1	(1,120)	(1,139)
American Funds Capital World Growth and Income Fund - Class 1	13,875	13,769	(27,165)	(12,040)
American Funds Global Growth Fund - Class 2	1,055,429	1,162,348	(4,214,974)	(3,152,975)
American Funds Global Growth Fund - Class 4	669,710	620,464	(2,393,150)	(1,811,142)
American Funds Global Small Capitalization Fund - Class 1	19,644	19,568	(42,530)	(23,353)
American Funds Global Small Capitalization Fund - Class 2	2,122,001	2,030,207	(4,445,306)	(2,508,355)
American Funds Global Small Capitalization Fund - Class 4	253,666	238,536	(517,885)	(287,927)
American Funds Growth Fund - Class 1	1,721	1,963	(6,244)	(4,285)
American Funds Growth Fund - Class 2	7,125,356	8,503,129	(27,794,736)	(19,974,580)
American Funds Growth Fund - Class 4	2,159,249	1,900,035	(7,141,263)	(5,384,740)
American Funds Growth-Income Fund - Class 1	21,282	21,782	(66,030)	(42,510)
American Funds Growth-Income Fund - Class 2	4,775,645	6,371,392	(16,596,709)	(10,429,581)
American Funds Growth-Income Fund - Class 4	771,321	800,069	(2,247,412)	(1,446,725)
American Funds International Fund - Class 1	11,625	9,979	(31,767)	(20,994)
American Funds International Fund - Class 2	1,926,065	1,694,067	(5,473,644)	(3,771,573)
American Funds International Fund - Class 4	526,489	495,271	(1,452,978)	(941,979)
American Funds International Growth and Income Fund - Class 1	72,292	71,926	(103,821)	(28,182)
American Funds Managed Risk Asset Allocation Fund - Class P2	549,314	587,338	(3,392,367)	(2,692,904)
American Funds Mortgage Fund - Class 1	—	(63)	(11,909)	(11,124)
American Funds Mortgage Fund - Class 4	—	(28,154)	(51,148)	(74,158)
American Funds New World Fund® - Class 1	5,192	5,192	(20,996)	(15,361)
American Funds New World Fund® - Class 4	234,506	198,285	(923,842)	(726,158)
American Funds The Bond Fund of America - Class 1	436	140	(6,730)	(5,498)
American Funds Washington Mutual Investors Fund - Class 1	19,208	20,652	(30,373)	(9,386)
American Funds Washington Mutual Investors Fund - Class 4	939,893	663,773	(1,019,172)	(313,600)
BlackRock Global Allocation V.I. Fund - Class I	—	(2,043)	(1,866)	(3,999)
BlackRock Global Allocation V.I. Fund - Class III	—	(6,728,432)	847,821	(6,218,696)
ClearBridge Variable Aggressive Growth Portfolio - Class II	95,634	78,099	(307,017)	(237,994)
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,148,073	1,047,140	(7,910,897)	(7,111,805)
ClearBridge Variable Mid Cap Portfolio - Class II	218,577	218,377	(1,293,765)	(1,120,017)
Columbia VP Commodity Strategy Fund - Class 2	—	83,598	(143,494)	87,250
Columbia VP Emerging Markets Bond Fund - Class 2	—	(76,443)	(40,739)	(104,812)
Columbia VP Strategic Income Fund - Class 2	33,998	(86,113)	(89,344)	(163,780)
Delaware Ivy VIP Asset Strategy Portfolio - Class II	53,868	47,537	(175,682)	(125,936)
Delaware Ivy VIP Energy Portfolio - Class II	—	351,544	83,011	437,930
Delaware Ivy VIP High Income Portfolio - Class II	—	(193,307)	(182,359)	(268,476)
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	461,837	363,187	(1,211,319)	(870,360)
Delaware Ivy VIP Science and Technology Portfolio - Class II	364,928	269,902	(1,464,377)	(1,222,330)
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	116,099	87,396	(252,660)	(172,409)
Delaware VIP® Emerging Markets Series - Service Class	—	(226,876)	(5,106,879)	(4,961,750)
Delaware VIP® Small Cap Value Series - Service Class	2,187,878	1,116,881	(6,223,979)	(5,400,659)
Delaware VIP® Small Cap Value Series - Standard Class	35,929	48,114	(124,214)	(78,717)
DWS Alternative Asset Allocation VIP Portfolio - Class A	15	142	(2,373)	(1,219)
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,715	9,100	(563,071)	(353,513)
DWS Equity 500 Index VIP Portfolio - Class A	38,876	75,884	(234,374)	(161,131)

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
DWS Small Cap Index VIP Portfolio - Class A	$2,753	$(4,719)	$(1,966)	$989
Eaton Vance VT Floating-Rate Income Fund - Initial Class	70,356	(11,257)	59,099	(28,520)
Fidelity® VIP Balanced Portfolio - Service Class 2	351,900	(453,692)	(101,792)	(909,736)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	201,867	(1,181,764)	(979,897)	977,023
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	40,056	(30,288)	9,768	(103,760)
Fidelity® VIP Growth Portfolio - Initial Class	2,091	(4,425)	(2,334)	13,427
Fidelity® VIP Growth Portfolio - Service Class 2	65,737	(295,583)	(229,846)	(79,109)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	107,754	(635,218)	(527,464)	50,737
Fidelity® VIP Strategic Income Portfolio - Service Class 2	95,110	(25,760)	69,350	(49,996)
First Trust Capital Strength Portfolio - Class I	10,522	(18,266)	(7,744)	9,652
First Trust Dorsey Wright Tactical Core Portfolio - Class I	17,463	(12,050)	5,413	(4,450)
First Trust International Developed Capital Strength Portfolio - Class I	1,317	(1,426)	(109)	(325)
First Trust Multi Income Allocation Portfolio - Class I	13,583	(5,143)	8,440	3,281
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	192,686	(180,885)	11,801	880,867
Franklin Allocation VIP Fund - Class 4	17,929	(17,206)	723	(95,526)
Franklin Income VIP Fund - Class 2	1,033,112	(352,648)	680,464	146,841
Franklin Income VIP Fund - Class 4	471,463	(148,166)	323,297	22,692
Franklin Multi-Asset Variable Conservative Growth - Class II	27,578	(25,152)	2,426	(49,464)
Franklin Mutual Shares VIP Fund - Class 2	205,833	(176,812)	29,021	(27,495)
Franklin Mutual Shares VIP Fund - Class 4	66,110	(51,901)	14,209	(13,316)
Franklin Rising Dividends VIP Fund - Class 4	14,643	(20,032)	(5,389)	(1,471)
Franklin Small Cap Value VIP Fund - Class 4	9,549	(9,644)	(95)	(154,829)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(7,849)	(7,849)	(13,041)
Goldman Sachs VIT Government Money Market Fund - Service Shares	8,372	(6,243)	2,129	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	13,693	(13,398)	295	(4,638)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	13,237	(3,864)	9,373	(1,113)
Guggenheim VT Long Short Equity	1,367	(3,502)	(2,135)	(1,440)
Guggenheim VT Multi-Hedge Strategies	4,735	(4,705)	30	3,156
Hartford Capital Appreciation HLS Fund - Class IC	1,909	(8,784)	(6,875)	(2,275)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	—	(10,385)	(10,385)	(15,672)
Invesco V.I. American Franchise Fund - Series I Shares	—	(1,822)	(1,822)	6,811
Invesco V.I. American Franchise Fund - Series II Shares	—	(482)	(482)	(58)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	26,207	(4,985)	21,222	(3,266)
Invesco V.I. Comstock Fund - Series II Shares	4,771	(3,614)	1,157	3,006
Invesco V.I. Core Equity Fund - Series I Shares	502	(895)	(393)	7,960
Invesco V.I. Core Equity Fund - Series II Shares	—	(45)	(45)	583
Invesco V.I. Diversified Dividend Fund - Series II Shares	28,273	(18,763)	9,510	16,505
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	193,945	(350,105)	(156,160)	529,263
Invesco V.I. Equity and Income Fund - Series II Shares	18,969	(6,371)	12,598	(2,699)
Invesco V.I. EQV International Equity Fund - Series I Shares	143	(116)	27	(13)
Invesco V.I. EQV International Equity Fund - Series II Shares	82,740	(78,263)	4,477	(68,645)
Invesco V.I. Global Fund - Series II Shares	—	(1,926)	(1,926)	1,045
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	3,586	(10,956)	(7,370)	(299)
Janus Henderson Balanced Portfolio - Service Shares	4,770	(7,896)	(3,126)	5,584
Janus Henderson Enterprise Portfolio - Service Shares	297	(5,743)	(5,446)	4,269
Janus Henderson Global Research Portfolio - Service Shares	197	(334)	(137)	178
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	271,810	(222,701)	49,109	(220,140)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	4,162	(3,713)	449	2,800
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	9,174	(4,068)	5,106	(237)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(89)	(89)	19,021
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	112,837	(27,994)	84,843	(48,783)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(16,379)	(16,379)	(572,541)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	925	(825)	100	319
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	82,644	(27,983)	54,661	(39,930)
LVIP American Balanced Allocation Fund - Service Class	97,051	(70,893)	26,158	36
LVIP American Balanced Allocation Fund - Standard Class	108	(41)	67	20
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	708,811	(613,781)	95,030	637,297
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
DWS Small Cap Index VIP Portfolio - Class A	$51,787	$52,776	$(131,648)	$(80,838)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	(28,520)	(74,753)	(44,174)
Fidelity® VIP Balanced Portfolio - Service Class 2	1,844,649	934,913	(7,973,013)	(7,139,892)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,758,881	4,735,904	(29,806,012)	(26,050,005)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	354,815	251,055	(640,642)	(379,819)
Fidelity® VIP Growth Portfolio - Initial Class	25,300	38,727	(133,668)	(97,275)
Fidelity® VIP Growth Portfolio - Service Class 2	1,530,484	1,451,375	(7,442,666)	(6,221,137)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,727,395	2,778,132	(9,809,620)	(7,558,952)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	2,761	(47,235)	(387,913)	(365,798)
First Trust Capital Strength Portfolio - Class I	3,331	12,983	(130,588)	(125,349)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	160,125	155,675	(394,791)	(233,703)
First Trust International Developed Capital Strength Portfolio - Class I	686	361	(26,049)	(25,797)
First Trust Multi Income Allocation Portfolio - Class I	6,750	10,031	(57,282)	(38,811)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,634,002	2,514,869	(4,463,398)	(1,936,728)
Franklin Allocation VIP Fund - Class 4	112,991	17,465	(251,361)	(233,173)
Franklin Income VIP Fund - Class 2	419,345	566,186	(2,857,296)	(1,610,646)
Franklin Income VIP Fund - Class 4	192,780	215,472	(1,254,170)	(715,401)
Franklin Multi-Asset Variable Conservative Growth - Class II	84,449	34,985	(302,608)	(265,197)
Franklin Mutual Shares VIP Fund - Class 2	1,243,049	1,215,554	(2,394,367)	(1,149,792)
Franklin Mutual Shares VIP Fund - Class 4	412,415	399,099	(750,927)	(337,619)
Franklin Rising Dividends VIP Fund - Class 4	234,945	233,474	(410,357)	(182,272)
Franklin Small Cap Value VIP Fund - Class 4	189,747	34,918	(185,418)	(150,595)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	183,194	170,153	(488,221)	(325,917)
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	2,129
Goldman Sachs VIT Large Cap Value Fund - Service Shares	118,625	113,987	(221,959)	(107,677)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(1,113)	(37,205)	(28,945)
Guggenheim VT Long Short Equity	—	(1,440)	(46,913)	(50,488)
Guggenheim VT Multi-Hedge Strategies	4,114	7,270	(28,317)	(21,017)
Hartford Capital Appreciation HLS Fund - Class IC	103,693	101,418	(243,342)	(148,799)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	161,856	146,184	(436,429)	(300,630)
Invesco V.I. American Franchise Fund - Series I Shares	27,170	33,981	(77,585)	(45,426)
Invesco V.I. American Franchise Fund - Series II Shares	8,052	7,994	(19,319)	(11,807)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	12,679	9,413	(94,658)	(64,023)
Invesco V.I. Comstock Fund - Series II Shares	10,880	13,886	(12,505)	2,538
Invesco V.I. Core Equity Fund - Series I Shares	8,536	16,496	(32,029)	(15,926)
Invesco V.I. Core Equity Fund - Series II Shares	—	583	(2,969)	(2,431)
Invesco V.I. Diversified Dividend Fund - Series II Shares	213,821	230,326	(287,381)	(47,545)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	1,307,748	1,837,011	(5,042,602)	(3,361,751)
Invesco V.I. Equity and Income Fund - Series II Shares	175,034	172,335	(171,652)	13,281
Invesco V.I. EQV International Equity Fund - Series I Shares	910	897	(2,852)	(1,928)
Invesco V.I. EQV International Equity Fund - Series II Shares	647,220	578,575	(1,818,168)	(1,235,116)
Invesco V.I. Global Fund - Series II Shares	40,869	41,914	(137,243)	(97,255)
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	168,009	167,710	(298,927)	(138,587)
Janus Henderson Balanced Portfolio - Service Shares	14,624	20,208	(119,246)	(102,164)
Janus Henderson Enterprise Portfolio - Service Shares	65,072	69,341	(140,132)	(76,237)
Janus Henderson Global Research Portfolio - Service Shares	2,510	2,688	(7,670)	(5,119)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	82,108	(138,032)	(2,317,525)	(2,406,448)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	18,338	21,138	(87,271)	(65,684)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	7,446	7,209	(51,298)	(38,983)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	19,021	(24,704)	(5,772)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	6,739	(42,044)	(398,214)	(355,415)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(572,541)	(272,126)	(861,046)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	11,154	11,473	(24,190)	(12,617)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(39,930)	(177,550)	(162,819)
LVIP American Balanced Allocation Fund - Service Class	263,518	263,554	(1,342,942)	(1,053,230)
LVIP American Balanced Allocation Fund - Standard Class	267	287	(1,511)	(1,157)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,499,376	4,136,673	(8,255,405)	(4,023,702)

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	$57,926	$(46,476)	$11,450	$(7,402)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	77,182	(97,953)	(20,771)	112,728
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	3,273	(1,372)	1,901	2,326
LVIP American Global Growth Fund - Service Class II	93,409	(254,942)	(161,533)	102,082
LVIP American Global Small Capitalization Fund - Service Class II	117,003	(41,056)	75,947	(638)
LVIP American Growth Allocation Fund - Service Class	35,748	(36,776)	(1,028)	(1,518)
LVIP American Growth Fund - Service Class II	1,207,366	(1,123,721)	83,645	738,506
LVIP American Growth-Income Fund - Service Class II	1,438,984	(924,432)	514,552	879,932
LVIP American International Fund - Service Class II	333,737	(240,467)	93,270	(108,137)
LVIP American Preservation Fund - Service Class	20,867	(15,140)	5,727	(34,140)
LVIP Baron Growth Opportunities Fund - Service Class	—	(328,986)	(328,986)	404,825
LVIP BlackRock Advantage Allocation Fund - Service Class	17,329	(12,709)	4,620	(334,596)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	2,303,243	(1,722,897)	580,346	3,036,147
LVIP BlackRock Global Allocation Fund - Service Class	106,798	(439,156)	(332,358)	(250,364)
LVIP BlackRock Global Allocation Fund - Standard Class	98	(102)	(4)	(191)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1,812,343	(1,148,172)	664,171	203,454
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	384,859	(505,698)	(120,839)	90,407
LVIP BlackRock Global Real Estate Fund - Service Class	73,674	(85,566)	(11,892)	(110,759)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,695,835	(1,008,579)	4,687,256	(740,747)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	12,971	(906)	12,065	(252)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	589,500	(790,746)	(201,246)	63,924
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	—	(1,289,999)	(1,289,999)	682,732
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	(1,535)	(1,535)	(3,507)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(870,715)	(870,715)	782,354
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(39)	(39)	73
LVIP Channing Small Cap Value Fund - Service Class	—	(2)	(2)	—
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	199,647	(568,278)	(368,631)	555,445
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	50	(36)	14	122
LVIP Delaware Bond Fund - Service Class	6,124,453	(3,264,281)	2,860,172	(3,310,218)
LVIP Delaware Bond Fund - Standard Class	77,936	(46,043)	31,893	(85,357)
LVIP Delaware Diversified Floating Rate Fund - Service Class	1,068,352	(805,159)	263,193	(299,024)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	3,352	(890)	2,462	(20)
LVIP Delaware Diversified Income Fund - Service Class	2,947,443	(1,579,254)	1,368,189	(1,907,761)
LVIP Delaware Diversified Income Fund - Standard Class	6,515	(1,648)	4,867	(1,192)
LVIP Delaware High Yield Fund - Service Class	269,225	(72,899)	196,326	(127,513)
LVIP Delaware High Yield Fund - Standard Class	8,618	(2,621)	5,997	(7,609)
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	836,638	(622,827)	213,811	(484,792)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	464	(112)	352	(82)
LVIP Delaware Mid Cap Value Fund - Service Class	110,774	(129,627)	(18,853)	432,794
LVIP Delaware REIT Fund - Service Class	265,370	(145,326)	120,044	91,953
LVIP Delaware REIT Fund - Standard Class	12,746	(5,677)	7,069	677
LVIP Delaware SMID Cap Core Fund - Service Class	15,967	(131,730)	(115,763)	(4,396)
LVIP Delaware SMID Cap Core Fund - Standard Class	1,213	(4,851)	(3,638)	8,616
LVIP Delaware Social Awareness Fund - Service Class	36,411	(72,977)	(36,566)	35,188
LVIP Delaware Social Awareness Fund - Standard Class	2,836	(3,883)	(1,047)	10,551
LVIP Delaware U.S. Growth Fund - Service Class	—	(123,252)	(123,252)	(247,989)
LVIP Delaware Value Fund - Service Class	186,729	(190,742)	(4,013)	62,543
LVIP Delaware Value Fund - Standard Class	931	(724)	207	(103)
LVIP Delaware Wealth Builder Fund - Service Class	36,267	(29,696)	6,571	(14,078)
LVIP Delaware Wealth Builder Fund - Standard Class	2,659	(1,782)	877	(653)
LVIP Dimensional International Core Equity Fund - Service Class	273,061	(126,083)	146,978	(23,288)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,146,233	(566,586)	579,647	97,081
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	158,834	(231,840)	(73,006)	146,114
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	81	(39)	42	204

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	$174,851	$167,449	$(793,320)	$(614,421)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	347,831	460,559	(2,102,564)	(1,662,776)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	11,100	13,426	(61,812)	(46,485)
LVIP American Global Growth Fund - Service Class II	1,136,147	1,238,229	(6,509,204)	(5,432,508)
LVIP American Global Small Capitalization Fund - Service Class II	197,068	196,430	(1,344,142)	(1,071,765)
LVIP American Growth Allocation Fund - Service Class	136,232	134,714	(695,575)	(561,889)
LVIP American Growth Fund - Service Class II	10,063,016	10,801,522	(39,472,586)	(28,587,419)
LVIP American Growth-Income Fund - Service Class II	593,561	1,473,493	(14,598,543)	(12,610,498)
LVIP American International Fund - Service Class II	53,563	(54,574)	(3,777,954)	(3,739,258)
LVIP American Preservation Fund - Service Class	2,741	(31,399)	(86,594)	(112,266)
LVIP Baron Growth Opportunities Fund - Service Class	1,638,125	2,042,950	(8,772,228)	(7,058,264)
LVIP BlackRock Advantage Allocation Fund - Service Class	68,060	(266,536)	(16,255)	(278,171)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	10,864,606	13,900,753	(19,093,986)	(4,612,887)
LVIP BlackRock Global Allocation Fund - Service Class	1,309,402	1,059,038	(3,588,347)	(2,861,667)
LVIP BlackRock Global Allocation Fund - Standard Class	753	562	(2,141)	(1,583)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	—	203,454	(17,481,658)	(16,614,033)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	1,088,780	1,179,187	(7,971,926)	(6,913,578)
LVIP BlackRock Global Real Estate Fund - Service Class	139,674	28,915	(2,064,647)	(2,047,624)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(740,747)	(8,161,063)	(4,214,554)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(252)	(19,420)	(7,607)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,686,690	1,750,614	(12,971,485)	(11,422,117)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	12,516,985	13,199,717	(41,658,252)	(29,748,534)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	10,385	6,878	(36,259)	(30,916)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	5,282,113	6,064,467	(22,642,778)	(17,449,026)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	528	601	(2,318)	(1,756)
LVIP Channing Small Cap Value Fund - Service Class	—	—	82	80
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	3,478,504	4,033,949	(11,890,560)	(8,225,242)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	501	623	(1,763)	(1,126)
LVIP Delaware Bond Fund - Service Class	—	(3,310,218)	(36,984,512)	(37,434,558)
LVIP Delaware Bond Fund - Standard Class	—	(85,357)	(432,344)	(485,808)
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	(299,024)	(884,732)	(920,563)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(20)	(3,152)	(710)
LVIP Delaware Diversified Income Fund - Service Class	208,574	(1,699,187)	(17,476,281)	(17,807,279)
LVIP Delaware Diversified Income Fund - Standard Class	414	(778)	(35,321)	(31,232)
LVIP Delaware High Yield Fund - Service Class	—	(127,513)	(670,261)	(601,448)
LVIP Delaware High Yield Fund - Standard Class	—	(7,609)	(23,847)	(25,459)
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	—	(484,792)	(2,314,535)	(2,585,516)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	—	(82)	(1,102)	(832)
LVIP Delaware Mid Cap Value Fund - Service Class	270,052	702,846	(1,550,791)	(866,798)
LVIP Delaware REIT Fund - Service Class	—	91,953	(3,318,159)	(3,106,162)
LVIP Delaware REIT Fund - Standard Class	—	677	(136,312)	(128,566)
LVIP Delaware SMID Cap Core Fund - Service Class	274,449	270,053	(1,688,241)	(1,533,951)
LVIP Delaware SMID Cap Core Fund - Standard Class	7,667	16,283	(79,206)	(66,561)
LVIP Delaware Social Awareness Fund - Service Class	516,019	551,207	(1,704,406)	(1,189,765)
LVIP Delaware Social Awareness Fund - Standard Class	26,976	37,527	(100,817)	(64,337)
LVIP Delaware U.S. Growth Fund - Service Class	1,807,941	1,559,952	(4,556,588)	(3,119,888)
LVIP Delaware Value Fund - Service Class	875,136	937,679	(1,578,170)	(644,504)
LVIP Delaware Value Fund - Standard Class	3,712	3,609	(6,379)	(2,563)
LVIP Delaware Wealth Builder Fund - Service Class	95,648	81,570	(337,909)	(249,768)
LVIP Delaware Wealth Builder Fund - Standard Class	6,250	5,597	(22,921)	(16,447)
LVIP Dimensional International Core Equity Fund - Service Class	—	(23,288)	(1,429,864)	(1,306,174)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	97,081	(5,665,526)	(4,988,798)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	742,588	888,702	(3,619,764)	(2,804,068)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	294	498	(1,594)	(1,054)

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	$130,571	$(190,715)	$(60,144)	$270,491
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	492,128	(941,284)	(449,156)	2,061,988
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	252,930	(630,664)	(377,734)	724,560
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	56	(36)	20	63
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	778,145	(927,918)	(149,773)	1,394,190
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	16,204	(12,050)	4,154	(94,283)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	197,322	(120,702)	76,620	(77,541)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,560,807	(1,118,930)	441,877	(1,158,966)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	3,850	(2,550)	1,300	(1,659)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	6,218,508	(4,468,726)	1,749,782	(1,505,553)
LVIP Global Income Fund - Service Class	—	(403,897)	(403,897)	(678,825)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,123,567	(4,110,652)	2,012,915	(1,295,470)
LVIP Government Money Market Fund - Service Class	473,073	(469,580)	3,493	(29)
LVIP Government Money Market Fund - Standard Class	10,044	(11,320)	(1,276)	—
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	552,798	(569,072)	(16,274)	997,089
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	100	(36)	64	184
LVIP JPMorgan High Yield Fund - Service Class	647,265	(186,865)	460,400	(277,442)
LVIP JPMorgan Retirement Income Fund - Service Class	79,976	(61,179)	18,797	(31,163)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	466,264	(661,028)	(194,764)	1,483,767
LVIP Loomis Sayles Global Growth Fund - Service Class	—	(497)	(497)	(8,040)
LVIP MFS International Equity Managed Volatility Fund - Service Class	426,853	(684,472)	(257,619)	303,589
LVIP MFS International Growth Fund - Service Class	98,809	(186,458)	(87,649)	109,261
LVIP MFS Value Fund - Service Class	581,646	(526,621)	55,025	1,833,985
LVIP Mondrian International Value Fund - Service Class	247,500	(149,791)	97,709	(111,380)
LVIP Mondrian International Value Fund - Standard Class	18,222	(10,654)	7,568	(3,776)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	64,176	(75,584)	(11,408)	33,761
LVIP PIMCO Low Duration Bond Fund - Service Class	912,924	(746,067)	166,857	(711,537)
LVIP PIMCO Low Duration Bond Fund - Standard Class	131	(40)	91	(83)
LVIP SSGA Bond Index Fund - Service Class	897,246	(801,788)	95,458	(896,403)
LVIP SSGA Bond Index Fund - Standard Class	1,580	(1,214)	366	(1,785)
LVIP SSGA Conservative Index Allocation Fund - Service Class	261,934	(165,339)	96,595	(17,549)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	299,677	(128,364)	171,313	15,911
LVIP SSGA Developed International 150 Fund - Service Class	505,634	(109,912)	395,722	(86,003)
LVIP SSGA Emerging Markets 100 Fund - Service Class	588,360	(96,196)	492,164	(112,949)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	6,435	(408)	6,027	(663)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	30,077	(10,391)	19,686	(16,601)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,788,734	(810,567)	978,167	(334,825)
LVIP SSGA International Index Fund - Service Class	510,092	(205,557)	304,535	90,213
LVIP SSGA International Managed Volatility Fund - Service Class	801,465	(323,294)	478,171	2,501
LVIP SSGA Large Cap 100 Fund - Service Class	395,713	(236,217)	159,496	13,035
LVIP SSGA Large Cap 100 Fund - Standard Class	8,108	(1,776)	6,332	(268)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	662,376	(880,769)	(218,393)	816,836
LVIP SSGA Mid-Cap Index Fund - Service Class	157,701	(193,917)	(36,216)	119,146
LVIP SSGA Mid-Cap Index Fund - Standard Class	1,075	(470)	605	(61)
LVIP SSGA Moderate Index Allocation Fund - Service Class	920,790	(600,103)	320,687	295,665
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,839,872	(704,107)	1,135,765	267,376
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	373,593	(257,800)	115,793	320,703
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,034,221	(370,936)	663,285	277,095
LVIP SSGA Nasdaq-100 Index Fund - Service Class	286	(1,405)	(1,119)	(2,854)
LVIP SSGA S&P 500 Index Fund - Service Class	1,789,937	(1,815,544)	(25,607)	3,928,542
LVIP SSGA S&P 500 Index Fund - Standard Class	18,315	(22,081)	(3,766)	177,865
LVIP SSGA Short-Term Bond Index Fund - Service Class	167,697	(196,459)	(28,762)	(220,592)
LVIP SSGA Small-Cap Index Fund - Service Class	290,067	(475,252)	(185,185)	252,800
LVIP SSGA Small-Cap Index Fund - Standard Class	822	(432)	390	(92)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	403,837	(234,393)	169,444	(1,865,003)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	$572,800	$843,291	$(2,919,948)	$(2,136,801)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	2,095,429	4,157,417	(14,674,939)	(10,966,678)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	5,922,595	6,647,155	(15,829,185)	(9,559,764)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	807	870	(2,127)	(1,237)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	2,721,477	4,115,667	(13,353,105)	(9,387,211)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	10,786	(83,497)	(249,887)	(329,230)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	139,892	62,351	(2,247,231)	(2,108,260)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	4,926,770	3,767,804	(18,128,956)	(13,919,275)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	10,557	8,898	(39,387)	(29,189)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	25,362,034	23,856,481	(94,272,040)	(68,665,777)
LVIP Global Income Fund - Service Class	—	(678,825)	(3,608,148)	(4,690,870)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	20,861,528	19,566,058	(80,741,680)	(59,162,707)
LVIP Government Money Market Fund - Service Class	32	3	29	3,525
LVIP Government Money Market Fund - Standard Class	1	1	—	(1,275)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	3,108,430	4,105,519	(7,693,764)	(3,604,519)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	443	627	(1,128)	(437)
LVIP JPMorgan High Yield Fund - Service Class	—	(277,442)	(1,872,961)	(1,690,003)
LVIP JPMorgan Retirement Income Fund - Service Class	129,973	98,810	(818,016)	(700,409)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	5,121,600	6,605,367	(11,587,564)	(5,176,961)
LVIP Loomis Sayles Global Growth Fund - Service Class	5,855	(2,185)	(20,440)	(23,122)
LVIP MFS International Equity Managed Volatility Fund - Service Class	—	303,589	(9,031,331)	(8,985,361)
LVIP MFS International Growth Fund - Service Class	832,114	941,375	(3,123,870)	(2,270,144)
LVIP MFS Value Fund - Service Class	1,561,133	3,395,118	(6,753,303)	(3,303,160)
LVIP Mondrian International Value Fund - Service Class	—	(111,380)	(1,267,352)	(1,281,023)
LVIP Mondrian International Value Fund - Standard Class	—	(3,776)	(94,508)	(90,716)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	25,781	59,542	(1,186,425)	(1,138,291)
LVIP PIMCO Low Duration Bond Fund - Service Class	—	(711,537)	(2,916,106)	(3,460,786)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	(83)	(365)	(357)
LVIP SSGA Bond Index Fund - Service Class	—	(896,403)	(7,599,670)	(8,400,615)
LVIP SSGA Bond Index Fund - Standard Class	—	(1,785)	(10,884)	(12,303)
LVIP SSGA Conservative Index Allocation Fund - Service Class	189,019	171,470	(2,214,326)	(1,946,261)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	264,242	280,153	(1,797,525)	(1,346,059)
LVIP SSGA Developed International 150 Fund - Service Class	—	(86,003)	(960,265)	(650,546)
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	(112,949)	(1,225,823)	(846,608)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(663)	(13,946)	(8,582)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	—	(16,601)	(229,944)	(226,859)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	938,207	603,382	(10,855,740)	(9,274,191)
LVIP SSGA International Index Fund - Service Class	—	90,213	(2,650,417)	(2,255,669)
LVIP SSGA International Managed Volatility Fund - Service Class	—	2,501	(4,958,517)	(4,477,845)
LVIP SSGA Large Cap 100 Fund - Service Class	978,035	991,070	(3,172,900)	(2,022,334)
LVIP SSGA Large Cap 100 Fund - Standard Class	18,110	17,842	(55,326)	(31,152)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	2,746,512	3,563,348	(15,685,158)	(12,340,203)
LVIP SSGA Mid-Cap Index Fund - Service Class	1,457,269	1,576,415	(3,892,044)	(2,351,845)
LVIP SSGA Mid-Cap Index Fund - Standard Class	7,971	7,910	(19,811)	(11,296)
LVIP SSGA Moderate Index Allocation Fund - Service Class	748,947	1,044,612	(8,720,718)	(7,355,419)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,678,084	1,945,460	(10,477,694)	(7,396,469)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	308,064	628,767	(4,043,911)	(3,299,351)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	755,068	1,032,163	(5,557,055)	(3,861,607)
LVIP SSGA Nasdaq-100 Index Fund - Service Class	2,593	(261)	(52,597)	(53,977)
LVIP SSGA S&P 500 Index Fund - Service Class	12,023,164	15,951,706	(45,730,091)	(29,803,992)
LVIP SSGA S&P 500 Index Fund - Standard Class	110,596	288,461	(595,517)	(310,822)
LVIP SSGA Short-Term Bond Index Fund - Service Class	72,372	(148,220)	(544,686)	(721,668)
LVIP SSGA Small-Cap Index Fund - Service Class	3,345,622	3,598,422	(11,665,480)	(8,252,243)
LVIP SSGA Small-Cap Index Fund - Standard Class	7,271	7,179	(24,221)	(16,652)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	450,076	(1,414,927)	(2,228,762)	(3,474,245)

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2022

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	$1,005	$(296)	$709	$39
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	389,497	(763,950)	(374,453)	(326,377)
LVIP T. Rowe Price 2010 Fund - Service Class	82	(778)	(696)	(31,879)
LVIP T. Rowe Price 2020 Fund - Service Class	3,795	(2,612)	1,183	(1,967)
LVIP T. Rowe Price 2030 Fund - Service Class	1,087	(1,090)	(3)	564
LVIP T. Rowe Price 2040 Fund - Service Class	535	(482)	53	(19)
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(278,187)	(278,187)	310,932
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(327,496)	(327,496)	(381,188)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	19	(2,105)	(2,086)	(84)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	182,094	(208,160)	(26,066)	(202,646)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	803,309	(875,142)	(71,833)	224,308
LVIP Vanguard Bond Allocation Fund - Service Class	1,270,542	(1,113,182)	157,360	(899,537)
LVIP Vanguard Bond Allocation Fund - Standard Class	112	(36)	76	(100)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	252,407	(390,879)	(138,472)	930,713
LVIP Vanguard International Equity ETF Fund - Service Class	406,566	(259,783)	146,783	(31,480)
LVIP Wellington Capital Growth Fund - Service Class	—	(165,702)	(165,702)	(306,460)
LVIP Wellington SMID Cap Value Fund - Service Class	39,788	(120,477)	(80,689)	282,134
LVIP Western Asset Core Bond Fund - Service Class	878,621	(464,071)	414,550	(788,490)
MFS® VIT Growth Series - Initial Class	—	(1,122)	(1,122)	183
MFS® VIT Growth Series - Service Class	—	(219,621)	(219,621)	(385,947)
MFS® VIT Total Return Series - Initial Class	2,741	(2,225)	516	30
MFS® VIT Total Return Series - Service Class	134,255	(128,277)	5,978	137,382
MFS® VIT Utilities Series - Initial Class	3,803	(2,539)	1,264	16,597
MFS® VIT Utilities Series - Service Class	280,183	(171,109)	109,074	21,367
MFS® VIT II Core Equity Portfolio - Service Class	21	(421)	(400)	(399)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	8,855	(19,966)	(11,111)	(7,717)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	16,808	(7,266)	9,542	(3,606)
Morgan Stanley VIF Growth Portfolio - Class II	—	(281)	(281)	(176)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	9,255	(26,340)	(17,085)	62,443
PIMCO VIT All Asset Portfolio - Advisor Class	12,978	(2,161)	10,817	(2,453)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,075,005	(75,094)	999,911	(64,320)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	10,991	(5,282)	5,709	(5,042)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	6,297	(1,645)	4,652	(381)
Putnam VT George Putnam Balanced Fund - Class IB	81,228	(131,232)	(50,004)	(165,531)
Putnam VT Global Health Care Fund - Class IB	6,688	(18,169)	(11,481)	(3,928)
Putnam VT Income Fund - Class IB	30,604	(4,677)	25,927	(14,752)
Putnam VT Large Cap Value Fund - Class IB	59,604	(79,270)	(19,666)	(19,647)
Putnam VT Multi-Asset Absolute Return Fund - Class IB	3,754	(3,631)	123	(2,266)
Templeton Foreign VIP Fund - Class 4	4,024	(1,096)	2,928	(3,875)
Templeton Global Bond VIP Fund - Class 2	—	(77,627)	(77,627)	(288,150)
Templeton Global Bond VIP Fund - Class 4	—	(20,907)	(20,907)	(44,911)
Templeton Growth VIP Fund - Class 2	1,896	(20,470)	(18,574)	(28,506)
VanEck VIP Global Resources Fund - Class S Shares	10,854	(9,338)	1,516	20,483
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	7,781	(2,929)	4,852	(1,632)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	$1,037	$1,076	$(5,759)	$(3,974)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	2,230,503	1,904,126	(13,010,486)	(11,480,813)
LVIP T. Rowe Price 2010 Fund - Service Class	13,033	(18,846)	5,568	(13,974)
LVIP T. Rowe Price 2020 Fund - Service Class	12,414	10,447	(40,607)	(28,977)
LVIP T. Rowe Price 2030 Fund - Service Class	3,250	3,814	(16,409)	(12,598)
LVIP T. Rowe Price 2040 Fund - Service Class	1,398	1,379	(9,116)	(7,684)
LVIP T. Rowe Price Growth Stock Fund - Service Class	3,232,773	3,543,705	(14,286,934)	(11,021,416)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	2,743,581	2,362,393	(8,924,789)	(6,889,892)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	15,035	14,951	(52,827)	(39,962)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	350,664	148,018	(3,941,867)	(3,819,915)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	2,868,638	3,092,946	(18,056,390)	(15,035,277)
LVIP Vanguard Bond Allocation Fund - Service Class	1,800,500	900,963	(13,146,125)	(12,087,802)
LVIP Vanguard Bond Allocation Fund - Standard Class	140	40	(979)	(863)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	110,458	1,041,171	(6,787,257)	(5,884,558)
LVIP Vanguard International Equity ETF Fund - Service Class	19,656	(11,824)	(3,672,037)	(3,537,078)
LVIP Wellington Capital Growth Fund - Service Class	2,067,464	1,761,004	(7,395,886)	(5,800,584)
LVIP Wellington SMID Cap Value Fund - Service Class	861,345	1,143,479	(2,045,904)	(983,114)
LVIP Western Asset Core Bond Fund - Service Class	—	(788,490)	(5,922,581)	(6,296,521)
MFS® VIT Growth Series - Initial Class	9,144	9,327	(41,955)	(33,750)
MFS® VIT Growth Series - Service Class	1,847,520	1,461,573	(7,428,895)	(6,186,943)
MFS® VIT Total Return Series - Initial Class	13,709	13,739	(33,287)	(19,032)
MFS® VIT Total Return Series - Service Class	798,439	935,821	(1,962,551)	(1,020,752)
MFS® VIT Utilities Series - Initial Class	6,028	22,625	(23,420)	469
MFS® VIT Utilities Series - Service Class	492,626	513,993	(1,062,323)	(439,256)
MFS® VIT II Core Equity Portfolio - Service Class	2,797	2,398	(7,862)	(5,864)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	77,981	70,264	(582,715)	(523,562)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	35,553	31,947	(103,233)	(61,744)
Morgan Stanley VIF Growth Portfolio - Class II	20,142	19,966	(52,497)	(32,812)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	226,615	289,058	(470,909)	(198,936)
PIMCO VIT All Asset Portfolio - Advisor Class	11,222	8,769	(41,146)	(21,560)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(64,320)	(563,545)	372,046
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	44,217	39,175	(78,957)	(34,073)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	(381)	(30,538)	(26,267)
Putnam VT George Putnam Balanced Fund - Class IB	712,847	547,316	(2,245,537)	(1,748,225)
Putnam VT Global Health Care Fund - Class IB	151,800	147,872	(219,112)	(82,721)
Putnam VT Income Fund - Class IB	—	(14,752)	(98,964)	(87,789)
Putnam VT Large Cap Value Fund - Class IB	345,315	325,668	(251,628)	54,374
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(2,266)	(473)	(2,616)
Templeton Foreign VIP Fund - Class 4	—	(3,875)	(16,473)	(17,420)
Templeton Global Bond VIP Fund - Class 2	—	(288,150)	52,935	(312,842)
Templeton Global Bond VIP Fund - Class 4	—	(44,911)	(50,440)	(116,258)
Templeton Growth VIP Fund - Class 2	—	(28,506)	(131,321)	(178,401)
VanEck VIP Global Resources Fund - Class S Shares	—	20,483	4,841	26,840
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	(1,632)	(30,841)	(27,621)

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2021 and 2022

	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	AB VPS Sustainable Global Thematic Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Global Opportunity Portfolio - Class III Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2021	$420,111	$9,450,472	$3,080,003	$204,647	$417,813	$11,480,655	$15,559
Changes From Operations:
• Net investment income (loss)	(7,395)	(120,224)	(50,454)	1,849	16,651	(125,837)	117
• Net realized gain (loss) on investments	76,118	603,876	620,348	120,977	5,051	824,662	642
• Net change in unrealized appreciation or depreciation on investments	43,986	2,587,401	34,192	84,424	73,976	886,719	2,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	112,709	3,071,053	604,086	207,250	95,678	1,585,544	2,989
Change From Unit Transactions:
• Net unit transactions	(10,197)	786,360	(124,526)	198,561	21,928	256,096	(3,295)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(10,197)	786,360	(124,526)	198,561	21,928	256,096	(3,295)
TOTAL INCREASE (DECREASE) IN NET ASSETS	102,512	3,857,413	479,560	405,811	117,606	1,841,640	(306)
NET ASSETS AT DECEMBER 31, 2021	522,623	13,307,885	3,559,563	610,458	535,419	13,322,295	15,253
Changes From Operations:
• Net investment income (loss)	(4,719)	(86,295)	(42,560)	37,849	52,249	(56,891)	184
• Net realized gain (loss) on investments	58,034	1,655,048	320,739	7,354	37,736	1,488,028	1,419
• Net change in unrealized appreciation or depreciation on investments	(191,003)	(3,886,833)	(1,288,334)	37,820	(253,332)	(3,843,145)	(1,816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(137,688)	(2,318,080)	(1,010,155)	83,023	(163,347)	(2,412,008)	(213)
Change From Unit Transactions:
• Net unit transactions	(206,914)	(501,615)	4,354	407,697	47,352	(927,387)	(3,845)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(206,914)	(501,615)	4,354	407,697	47,352	(927,387)	(3,845)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(344,602)	(2,819,695)	(1,005,801)	490,720	(115,995)	(3,339,395)	(4,058)
NET ASSETS AT DECEMBER 31, 2022	$178,021	$10,488,190	$2,553,762	$1,101,178	$419,424	$9,982,900	$11,195

See accompanying notes.

	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Capital World Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2021	$3,825,795	$6,269	$14,369,688	$15,494	$1,748,252	$91,933
Changes From Operations:
• Net investment income (loss)	(19,655)	75	23,683	333	24,879	(134)
• Net realized gain (loss) on investments	80,601	312	870,797	446	24,244	4,678
• Net change in unrealized appreciation or depreciation on investments	704,000	523	1,088,169	1,273	186,938	(7,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	764,946	910	1,982,649	2,052	236,061	(3,240)
Change From Unit Transactions:
• Net unit transactions	660,991	(155)	594,852	(3,155)	191,216	(82,542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	660,991	(155)	594,852	(3,155)	191,216	(82,542)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,425,937	755	2,577,501	(1,103)	427,277	(85,782)
NET ASSETS AT DECEMBER 31, 2021	5,251,732	7,024	16,947,189	14,391	2,175,529	6,151
Changes From Operations:
• Net investment income (loss)	27,906	88	84,262	259	29,342	(20)
• Net realized gain (loss) on investments	415,337	673	1,642,228	374	20,912	1
• Net change in unrealized appreciation or depreciation on investments	(527,211)	(1,696)	(4,266,138)	(1,685)	(246,191)	(1,120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(83,968)	(935)	(2,539,648)	(1,052)	(195,937)	(1,139)
Change From Unit Transactions:
• Net unit transactions	2,990,132	(377)	1,479,511	(3,480)	195,877	321
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,990,132	(377)	1,479,511	(3,480)	195,877	321
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,906,164	(1,312)	(1,060,137)	(4,532)	(60)	(818)
NET ASSETS AT DECEMBER 31, 2022	$8,157,896	$5,712	$15,887,052	$9,859	$2,175,469	$5,333

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	American Funds Capital World Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2021	$49,568	$11,564,831	$5,513,911	$59,777	$8,746,002	$691,758	$224,335
Changes From Operations:
• Net investment income (loss)	776	(175,006)	(56,340)	(472)	(132,419)	(9,947)	(583)
• Net realized gain (loss) on investments	1,582	1,571,504	384,065	1,722	707,702	46,201	90,186
• Net change in unrealized appreciation or depreciation on investments	5,290	256,723	516,402	2,523	(98,929)	(2,418)	(77,901)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,648	1,653,221	844,127	3,773	476,354	33,836	11,702
Change From Unit Transactions:
• Net unit transactions	9,623	(1,091,475)	326,112	14,131	(1,090,146)	180,459	(222,103)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,623	(1,091,475)	326,112	14,131	(1,090,146)	180,459	(222,103)
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,271	561,746	1,170,239	17,904	(613,792)	214,295	(210,401)
NET ASSETS AT DECEMBER 31, 2021	66,839	12,126,577	6,684,150	77,681	8,132,210	906,053	13,934
Changes From Operations:
• Net investment income (loss)	1,356	(100,349)	(38,456)	(391)	(93,256)	(8,578)	(4)
• Net realized gain (loss) on investments	13,769	1,162,348	620,464	19,568	2,030,207	238,536	1,963
• Net change in unrealized appreciation or depreciation on investments	(27,165)	(4,214,974)	(2,393,150)	(42,530)	(4,445,306)	(517,885)	(6,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,040)	(3,152,975)	(1,811,142)	(23,353)	(2,508,355)	(287,927)	(4,285)
Change From Unit Transactions:
• Net unit transactions	13,243	(598,410)	1,190,874	3,000	(135,556)	98,183	1,324
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	13,243	(598,410)	1,190,874	3,000	(135,556)	98,183	1,324
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,203	(3,751,385)	(620,268)	(20,353)	(2,643,911)	(189,744)	(2,961)
NET ASSETS AT DECEMBER 31, 2022	$68,042	$8,375,192	$6,063,882	$57,328	$5,488,299	$716,309	$10,973

See accompanying notes.

	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth- Income Fund - Class 1 Subaccount	American Funds Growth- Income Fund - Class 2 Subaccount	American Funds Growth- Income Fund - Class 4 Subaccount	American Funds High- Income Trust - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2021	$63,392,648	$11,761,437	$318,563	$53,926,940	$5,620,528	$67,587
Changes From Operations:
• Net investment income (loss)	(976,333)	(140,038)	1,006	(317,605)	(10,748)	(177)
• Net realized gain (loss) on investments	13,762,110	2,603,001	33,912	2,912,899	238,914	1,455
• Net change in unrealized appreciation or depreciation on investments	(775,963)	(59,630)	23,891	8,811,474	1,121,929	1,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,009,814	2,403,333	58,809	11,406,768	1,350,095	2,997
Change From Unit Transactions:
• Net unit transactions	(9,065,268)	1,363,474	(127,328)	(5,192,529)	971,069	(70,584)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,065,268)	1,363,474	(127,328)	(5,192,529)	971,069	(70,584)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,944,546	3,766,807	(68,519)	6,214,239	2,321,164	(67,587)
NET ASSETS AT DECEMBER 31, 2021	66,337,194	15,528,244	250,044	60,141,179	7,941,692	—
Changes From Operations:
• Net investment income (loss)	(682,973)	(143,512)	1,738	(204,264)	618	—
• Net realized gain (loss) on investments	8,503,129	1,900,035	21,782	6,371,392	800,069	—
• Net change in unrealized appreciation or depreciation on investments	(27,794,736)	(7,141,263)	(66,030)	(16,596,709)	(2,247,412)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,974,580)	(5,384,740)	(42,510)	(10,429,581)	(1,446,725)	—
Change From Unit Transactions:
• Net unit transactions	(4,471,214)	2,931,213	6,956	(6,278,448)	1,090,143	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,471,214)	2,931,213	6,956	(6,278,448)	1,090,143	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,445,794)	(2,453,527)	(35,554)	(16,708,029)	(356,582)	—
NET ASSETS AT DECEMBER 31, 2022	$41,891,400	$13,074,717	$214,490	$43,433,150	$7,585,110	$—

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2021	$94,628	$19,333,703	$3,657,855	$69,670	$19,276,148	$—	$253,556
Changes From Operations:
• Net investment income (loss)	1,598	132,695	49,505	3,198	(13,713)	321	(2,556)
• Net realized gain (loss) on investments	2,285	668,855	43,291	75	510,513	3,280	20,365
• Net change in unrealized appreciation or depreciation on investments	(6,091)	(1,333,215)	(221,840)	57	1,476,853	(3,437)	(23,280)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,208)	(531,665)	(129,044)	3,330	1,973,653	164	(5,471)
Change From Unit Transactions:
• Net unit transactions	4,805	(1,703,120)	643,834	108,319	(3,198,368)	105,934	365,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,805	(1,703,120)	643,834	108,319	(3,198,368)	105,934	365,201
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,597	(2,234,785)	514,790	111,649	(1,224,715)	106,098	359,730
NET ASSETS AT DECEMBER 31, 2021	97,225	17,098,918	4,172,645	181,319	18,051,433	106,098	613,286
Changes From Operations:
• Net investment income (loss)	794	8,004	15,728	3,713	112,125	848	5,144
• Net realized gain (loss) on investments	9,979	1,694,067	495,271	71,926	587,338	(63)	(28,154)
• Net change in unrealized appreciation or depreciation on investments	(31,767)	(5,473,644)	(1,452,978)	(103,821)	(3,392,367)	(11,909)	(51,148)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,994)	(3,771,573)	(941,979)	(28,182)	(2,692,904)	(11,124)	(74,158)
Change From Unit Transactions:
• Net unit transactions	5,641	(773,211)	380,934	7,201	(1,371,772)	4,199	(60,397)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,641	(773,211)	380,934	7,201	(1,371,772)	4,199	(60,397)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,353)	(4,544,784)	(561,045)	(20,981)	(4,064,676)	(6,925)	(134,555)
NET ASSETS AT DECEMBER 31, 2022	$81,872	$12,554,134	$3,611,600	$160,338	$13,986,757	$99,173	$478,731

See accompanying notes.

	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds The Bond Fund of America - Class 1 Subaccount	American Funds Washington Mutual Investors Fund - Class 1 Subaccount	American Funds Washington Mutual Investors Fund - Class 4 Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2021	$61,102	$1,727,132	$29,960	$97,659	$1,333,398	$39,404
Changes From Operations:
• Net investment income (loss)	167	(12,822)	426	(50)	6,698	94
• Net realized gain (loss) on investments	3,798	161,815	1,449	4,966	87,686	6,094
• Net change in unrealized appreciation or depreciation on investments	(1,442)	(89,592)	(2,053)	18,280	356,663	(3,914)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,523	59,401	(178)	23,196	451,047	2,274
Change From Unit Transactions:
• Net unit transactions	3,601	1,256,762	11,689	(20,805)	1,006,266	(4,806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,601	1,256,762	11,689	(20,805)	1,006,266	(4,806)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,124	1,316,163	11,511	2,391	1,457,313	(2,532)
NET ASSETS AT DECEMBER 31, 2021	67,226	3,043,295	41,471	100,050	2,790,711	36,872
Changes From Operations:
• Net investment income (loss)	443	(601)	1,092	335	41,799	(90)
• Net realized gain (loss) on investments	5,192	198,285	140	20,652	663,773	(2,043)
• Net change in unrealized appreciation or depreciation on investments	(20,996)	(923,842)	(6,730)	(30,373)	(1,019,172)	(1,866)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,361)	(726,158)	(5,498)	(9,386)	(313,600)	(3,999)
Change From Unit Transactions:
• Net unit transactions	4,784	211,116	6,192	(11,298)	2,676,698	(32,873)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,784	211,116	6,192	(11,298)	2,676,698	(32,873)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,577)	(515,042)	694	(20,684)	2,363,098	(36,872)
NET ASSETS AT DECEMBER 31, 2022	$56,649	$2,528,253	$42,165	$79,366	$5,153,809	$—

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	BlackRock Global Allocation V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2021	$55,526,605	$799,858	$18,046,001	$3,012,873	$7,675	$459,764	$285,643
Changes From Operations:
• Net investment income (loss)	(441,467)	(9,942)	(286,185)	(49,568)	(444)	23,020	14,349
• Net realized gain (loss) on investments	10,343,392	254,829	2,307,427	587,714	479	(1,223)	1,261
• Net change in unrealized appreciation or depreciation on investments	(7,306,561)	(175,367)	1,284,866	271,039	12,260	(35,646)	(16,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,595,364	69,520	3,306,108	809,185	12,295	(13,849)	(803)
Change From Unit Transactions:
• Net unit transactions	(4,924,235)	(9,533)	(846,873)	242,740	182,547	199,286	958,637
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,924,235)	(9,533)	(846,873)	242,740	182,547	199,286	958,637
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,328,871)	59,987	2,459,235	1,051,925	194,842	185,437	957,834
NET ASSETS AT DECEMBER 31, 2021	53,197,734	859,845	20,505,236	4,064,798	202,517	645,201	1,243,477
Changes From Operations:
• Net investment income (loss)	(338,085)	(9,076)	(248,048)	(44,629)	147,146	12,370	11,677
• Net realized gain (loss) on investments	(6,728,432)	78,099	1,047,140	218,377	83,598	(76,443)	(86,113)
• Net change in unrealized appreciation or depreciation on investments	847,821	(307,017)	(7,910,897)	(1,293,765)	(143,494)	(40,739)	(89,344)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,218,696)	(237,994)	(7,111,805)	(1,120,017)	87,250	(104,812)	(163,780)
Change From Unit Transactions:
• Net unit transactions	(46,979,038)	66,426	1,540,033	413,383	524,904	(292,664)	(378,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(46,979,038)	66,426	1,540,033	413,383	524,904	(292,664)	(378,413)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,197,734)	(171,568)	(5,571,772)	(706,634)	612,154	(397,476)	(542,193)
NET ASSETS AT DECEMBER 31, 2022	$—	$688,277	$14,933,464	$3,358,164	$814,671	$247,725	$701,284

See accompanying notes.

	Delaware Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Delaware Ivy VIP Energy Portfolio - Class II Subaccount	Delaware Ivy VIP High Income Portfolio - Class II Subaccount	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount	Delaware Ivy VIP Science and Technology Portfolio - Class II Subaccount	Delaware Ivy VIP Small Cap Growth Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2021	$681,521	$105,894	$1,108,221	$2,777,423	$3,804,110	$833,207
Changes From Operations:
• Net investment income (loss)	3,101	17,859	57,970	(30,510)	(38,399)	(1,974)
• Net realized gain (loss) on investments	94,236	105,882	(579)	629,983	1,394,896	24,035
• Net change in unrealized appreciation or depreciation on investments	(26,548)	24,896	3,723	(182,176)	(822,313)	(105,174)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,789	148,637	61,114	417,297	534,184	(83,113)
Change From Unit Transactions:
• Net unit transactions	55,127	1,681,481	1,018,104	(515,000)	(739,473)	(237,482)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	55,127	1,681,481	1,018,104	(515,000)	(739,473)	(237,482)
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,916	1,830,118	1,079,218	(97,703)	(205,289)	(320,595)
NET ASSETS AT DECEMBER 31, 2021	807,437	1,936,012	2,187,439	2,679,720	3,598,821	512,612
Changes From Operations:
• Net investment income (loss)	2,209	3,375	107,190	(22,228)	(27,855)	(7,145)
• Net realized gain (loss) on investments	47,537	351,544	(193,307)	363,187	269,902	87,396
• Net change in unrealized appreciation or depreciation on investments	(175,682)	83,011	(182,359)	(1,211,319)	(1,464,377)	(252,660)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(125,936)	437,930	(268,476)	(870,360)	(1,222,330)	(172,409)
Change From Unit Transactions:
• Net unit transactions	(56,589)	(2,004,946)	(1,061,172)	(8,401)	318,480	530,885
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(56,589)	(2,004,946)	(1,061,172)	(8,401)	318,480	530,885
TOTAL INCREASE (DECREASE) IN NET ASSETS	(182,525)	(1,567,016)	(1,329,648)	(878,761)	(903,850)	358,476
NET ASSETS AT DECEMBER 31, 2022	$624,912	$368,996	$857,791	$1,800,959	$2,694,971	$871,088

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2021	$17,681,888	$24,825,094	$489,112	$17,835	$3,803,849	$720,637	$366,153
Changes From Operations:
• Net investment income (loss)	(273,914)	(309,598)	(3,446)	255	5,654	(1,183)	(3,013)
• Net realized gain (loss) on investments	1,109,661	1,954,343	1,544	268	46,155	46,820	38,473
• Net change in unrealized appreciation or depreciation on investments	(1,613,903)	6,332,765	160,641	1,486	340,643	143,443	10,157
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(778,156)	7,977,510	158,739	2,009	392,452	189,080	45,617
Change From Unit Transactions:
• Net unit transactions	(197,585)	3,187,384	(3,639)	(2,867)	(295,182)	(19,988)	(11,648)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(197,585)	3,187,384	(3,639)	(2,867)	(295,182)	(19,988)	(11,648)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(975,741)	11,164,894	155,100	(858)	97,270	169,092	33,969
NET ASSETS AT DECEMBER 31, 2021	16,706,147	35,989,988	644,212	16,977	3,901,119	889,729	400,122
Changes From Operations:
• Net investment income (loss)	372,005	(293,561)	(2,617)	1,012	200,458	(2,641)	(1,966)
• Net realized gain (loss) on investments	(226,876)	1,116,881	48,114	142	9,100	75,884	52,776
• Net change in unrealized appreciation or depreciation on investments	(5,106,879)	(6,223,979)	(124,214)	(2,373)	(563,071)	(234,374)	(131,648)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,961,750)	(5,400,659)	(78,717)	(1,219)	(353,513)	(161,131)	(80,838)
Change From Unit Transactions:
• Net unit transactions	449,537	(7,018,299)	(166,756)	(3,497)	(383,649)	(124,877)	(44,406)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	449,537	(7,018,299)	(166,756)	(3,497)	(383,649)	(124,877)	(44,406)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,512,213)	(12,418,958)	(245,473)	(4,716)	(737,162)	(286,008)	(125,244)
NET ASSETS AT DECEMBER 31, 2022	$12,193,934	$23,571,030	$398,739	$12,261	$3,163,957	$603,721	$274,878

See accompanying notes.

	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Service Class 2 Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2021	$332,100	$10,282,329	$75,831,538	$1,581,783	$383,098	$22,065,822
Changes From Operations:
• Net investment income (loss)	14,684	(118,356)	(1,338,498)	(9,214)	(5,787)	(356,919)
• Net realized gain (loss) on investments	(240)	1,897,730	15,182,416	54,368	94,240	6,615,956
• Net change in unrealized appreciation or depreciation on investments	2,361	1,320,267	5,561,649	110,369	(8,343)	(1,680,810)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,805	3,099,641	19,405,567	155,523	80,110	4,578,227
Change From Unit Transactions:
• Net unit transactions	783,852	19,549,199	(1,243,914)	633,230	(22,144)	(2,514,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	783,852	19,549,199	(1,243,914)	633,230	(22,144)	(2,514,784)
TOTAL INCREASE (DECREASE) IN NET ASSETS	800,657	22,648,840	18,161,653	788,753	57,966	2,063,443
NET ASSETS AT DECEMBER 31, 2021	1,132,757	32,931,169	93,993,191	2,370,536	441,064	24,129,265
Changes From Operations:
• Net investment income (loss)	59,099	(101,792)	(979,897)	9,768	(2,334)	(229,846)
• Net realized gain (loss) on investments	(28,520)	934,913	4,735,904	251,055	38,727	1,451,375
• Net change in unrealized appreciation or depreciation on investments	(74,753)	(7,973,013)	(29,806,012)	(640,642)	(133,668)	(7,442,666)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(44,174)	(7,139,892)	(26,050,005)	(379,819)	(97,275)	(6,221,137)
Change From Unit Transactions:
• Net unit transactions	623,153	6,213,484	1,030,293	44,278	(67,279)	2,512,390
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	623,153	6,213,484	1,030,293	44,278	(67,279)	2,512,390
TOTAL INCREASE (DECREASE) IN NET ASSETS	578,979	(926,408)	(25,019,712)	(335,541)	(164,554)	(3,708,747)
NET ASSETS AT DECEMBER 31, 2022	$1,711,736	$32,004,761	$68,973,479	$2,034,995	$276,510	$20,420,518

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Capital Strength Portfolio - Class I Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust International Developed Capital Strength Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2021	$41,147,125	$1,570,455	$142,501	$564,249	$—	$425,179	$15,995,514
Changes From Operations:
• Net investment income (loss)	(562,385)	41,144	(5,061)	(6,352)	(29)	3,693	(65,832)
• Net realized gain (loss) on investments	9,372,592	54,750	67,559	38,950	4,432	11,702	358,669
• Net change in unrealized appreciation or depreciation on investments	432,390	(46,435)	121,881	63,136	(2,277)	27,568	1,386,947
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,242,597	49,459	184,379	95,734	2,126	42,963	1,679,784
Change From Unit Transactions:
• Net unit transactions	(3,578,977)	1,013,303	989,673	656,002	47,229	(41,399)	(428,120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,578,977)	1,013,303	989,673	656,002	47,229	(41,399)	(428,120)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,663,620	1,062,762	1,174,052	751,736	49,355	1,564	1,251,664
NET ASSETS AT DECEMBER 31, 2021	46,810,745	2,633,217	1,316,553	1,315,985	49,355	426,743	17,247,178
Changes From Operations:
• Net investment income (loss)	(527,464)	69,350	(7,744)	5,413	(109)	8,440	11,801
• Net realized gain (loss) on investments	2,778,132	(47,235)	12,983	155,675	361	10,031	2,514,869
• Net change in unrealized appreciation or depreciation on investments	(9,809,620)	(387,913)	(130,588)	(394,791)	(26,049)	(57,282)	(4,463,398)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,558,952)	(365,798)	(125,349)	(233,703)	(25,797)	(38,811)	(1,936,728)
Change From Unit Transactions:
• Net unit transactions	(868,255)	358,476	753,201	(48,580)	150,585	71,161	(1,849,012)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(868,255)	358,476	753,201	(48,580)	150,585	71,161	(1,849,012)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,427,207)	(7,322)	627,852	(282,283)	124,788	32,350	(3,785,740)
NET ASSETS AT DECEMBER 31, 2022	$38,383,538	$2,625,895	$1,944,405	$1,033,702	$174,143	$459,093	$13,461,438

See accompanying notes.

	Franklin Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Multi-Asset Variable Conservative Growth - Class II Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2021	$752,276	$23,527,326	$7,763,144	$1,396,030	$13,846,134	$3,232,801
Changes From Operations:
• Net investment income (loss)	710	746,023	249,636	18,884	187,415	50,874
• Net realized gain (loss) on investments	(25,774)	232,131	43,629	114,049	169,229	15,689
• Net change in unrealized appreciation or depreciation on investments	92,525	2,379,134	903,937	(15,264)	1,949,261	481,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,461	3,357,288	1,197,202	117,669	2,305,905	547,863
Change From Unit Transactions:
• Net unit transactions	19,148	(2,590,759)	922,202	(53,848)	(2,573,127)	110,147
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	19,148	(2,590,759)	922,202	(53,848)	(2,573,127)	110,147
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,609	766,529	2,119,404	63,821	(267,222)	658,010
NET ASSETS AT DECEMBER 31, 2021	838,885	24,293,855	9,882,548	1,459,851	13,578,912	3,890,811
Changes From Operations:
• Net investment income (loss)	723	680,464	323,297	2,426	29,021	14,209
• Net realized gain (loss) on investments	17,465	566,186	215,472	34,985	1,215,554	399,099
• Net change in unrealized appreciation or depreciation on investments	(251,361)	(2,857,296)	(1,254,170)	(302,608)	(2,394,367)	(750,927)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(233,173)	(1,610,646)	(715,401)	(265,197)	(1,149,792)	(337,619)
Change From Unit Transactions:
• Net unit transactions	816,518	(3,052,487)	1,386,669	126,738	(1,945,361)	(4,932)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	816,518	(3,052,487)	1,386,669	126,738	(1,945,361)	(4,932)
TOTAL INCREASE (DECREASE) IN NET ASSETS	583,345	(4,663,133)	671,268	(138,459)	(3,095,153)	(342,551)
NET ASSETS AT DECEMBER 31, 2022	$1,422,230	$19,630,722	$10,553,816	$1,321,392	$10,483,759	$3,548,260

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Guggenheim VT Long Short Equity Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,160,976	$311,306	$1,073,777	$219,425	$1,486,422	$113,021	$254,593
Changes From Operations:
• Net investment income (loss)	(5,034)	(2,074)	(12,075)	(2,584)	(2,601)	1,797	(1,696)
• Net realized gain (loss) on investments	131,985	14,694	259,768	—	207,046	1,160	169
• Net change in unrealized appreciation or depreciation on investments	174,739	73,656	(134,832)	—	100,125	1,584	58,908
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	301,690	86,276	112,861	(2,584)	304,570	4,541	57,381
Change From Unit Transactions:
• Net unit transactions	112,617	630,218	(290,264)	(67,302)	(309,407)	237,541	1,020
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	112,617	630,218	(290,264)	(67,302)	(309,407)	237,541	1,020
TOTAL INCREASE (DECREASE) IN NET ASSETS	414,307	716,494	(177,403)	(69,886)	(4,837)	242,082	58,401
NET ASSETS AT DECEMBER 31, 2021	1,575,283	1,027,800	896,374	149,539	1,481,585	355,103	312,994
Changes From Operations:
• Net investment income (loss)	(5,389)	(95)	(7,849)	2,129	295	9,373	(2,135)
• Net realized gain (loss) on investments	233,474	34,918	170,153	—	113,987	(1,113)	(1,440)
• Net change in unrealized appreciation or depreciation on investments	(410,357)	(185,418)	(488,221)	—	(221,959)	(37,205)	(46,913)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(182,272)	(150,595)	(325,917)	2,129	(107,677)	(28,945)	(50,488)
Change From Unit Transactions:
• Net unit transactions	660,324	(111,768)	166,814	418,970	(179,944)	52,265	71,026
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	660,324	(111,768)	166,814	418,970	(179,944)	52,265	71,026
TOTAL INCREASE (DECREASE) IN NET ASSETS	478,052	(262,363)	(159,103)	421,099	(287,621)	23,320	20,538
NET ASSETS AT DECEMBER 31, 2022	$2,053,335	$765,437	$737,271	$570,638	$1,193,964	$378,423	$333,532

See accompanying notes.

	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$416,135	$906,428	$924,264	$147,153	$33,005	$409,283
Changes From Operations:
• Net investment income (loss)	(4,632)	(10,111)	(12,688)	(2,731)	(607)	6,896
• Net realized gain (loss) on investments	16,642	106,152	110,325	23,634	4,572	14,845
• Net change in unrealized appreciation or depreciation on investments	18,741	14,925	(14,086)	(6,430)	(740)	9,903
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,751	110,966	83,551	14,473	3,225	31,644
Change From Unit Transactions:
• Net unit transactions	53,616	(122,553)	53,225	(9,479)	109	(19,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	53,616	(122,553)	53,225	(9,479)	109	(19,515)
TOTAL INCREASE (DECREASE) IN NET ASSETS	84,367	(11,587)	136,776	4,994	3,334	12,129
NET ASSETS AT DECEMBER 31, 2021	500,502	894,841	1,061,040	152,147	36,339	421,412
Changes From Operations:
• Net investment income (loss)	30	(6,875)	(10,385)	(1,822)	(482)	21,222
• Net realized gain (loss) on investments	7,270	101,418	146,184	33,981	7,994	9,413
• Net change in unrealized appreciation or depreciation on investments	(28,317)	(243,342)	(436,429)	(77,585)	(19,319)	(94,658)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,017)	(148,799)	(300,630)	(45,426)	(11,807)	(64,023)
Change From Unit Transactions:
• Net unit transactions	27,881	(12,789)	75,906	(18,100)	87	(24,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	27,881	(12,789)	75,906	(18,100)	87	(24,526)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,864	(161,588)	(224,724)	(63,526)	(11,720)	(88,549)
NET ASSETS AT DECEMBER 31, 2022	$507,366	$733,253	$836,316	$88,621	$24,619	$332,863

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount	Invesco V.I. EQV International Equity Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$86,379	$129,851	$—	$719,835	$15,844,057	$722,336	$9,502
Changes From Operations:
• Net investment income (loss)	1,694	(1,166)	(184)	14,452	(76,925)	728	(11)
• Net realized gain (loss) on investments	7,515	12,618	1,151	49,714	790,805	32,966	689
• Net change in unrealized appreciation or depreciation on investments	31,788	19,525	2,969	129,699	3,828,395	23,216	(256)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,997	30,977	3,936	193,865	4,542,275	56,910	422
Change From Unit Transactions:
• Net unit transactions	130,904	(50,904)	50,090	792,644	4,479,951	(609,317)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	130,904	(50,904)	50,090	792,644	4,479,951	(609,317)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	171,901	(19,927)	54,026	986,509	9,022,226	(552,407)	422
NET ASSETS AT DECEMBER 31, 2021	258,280	109,924	54,026	1,706,344	24,866,283	169,929	9,924
Changes From Operations:
• Net investment income (loss)	1,157	(393)	(45)	9,510	(156,160)	12,598	27
• Net realized gain (loss) on investments	13,886	16,496	583	230,326	1,837,011	172,335	897
• Net change in unrealized appreciation or depreciation on investments	(12,505)	(32,029)	(2,969)	(287,381)	(5,042,602)	(171,652)	(2,852)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,538	(15,926)	(2,431)	(47,545)	(3,361,751)	13,281	(1,928)
Change From Unit Transactions:
• Net unit transactions	316,326	(43,943)	(51,595)	28,290	1,033,652	1,072,301	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	316,326	(43,943)	(51,595)	28,290	1,033,652	1,072,301	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	318,864	(59,869)	(54,026)	(19,255)	(2,328,099)	1,085,582	(1,928)
NET ASSETS AT DECEMBER 31, 2022	$577,144	$50,055	$—	$1,687,089	$22,538,184	$1,255,511	$7,996
See accompanying notes.

	Invesco V.I. EQV International Equity Fund - Series II Shares Subaccount	Invesco V.I. Global Fund - Series II Shares Subaccount	Invesco V.I. Main Street Small Cap Fund® - Series II Shares Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$4,005,288	$313,710	$495,028	$504,330	$395,535	$17,994
Changes From Operations:
• Net investment income (loss)	(16,427)	(2,405)	(5,752)	(4,936)	(5,579)	(224)
• Net realized gain (loss) on investments	479,294	38,770	67,470	17,941	45,646	1,270
• Net change in unrealized appreciation or depreciation on investments	(288,645)	1,892	41,927	61,085	17,333	1,854
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	174,222	38,257	103,645	74,090	57,400	2,900
Change From Unit Transactions:
• Net unit transactions	1,754,520	(64,646)	205,807	(4,657)	(12,937)	259
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,754,520	(64,646)	205,807	(4,657)	(12,937)	259
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,928,742	(26,389)	309,452	69,433	44,463	3,159
NET ASSETS AT DECEMBER 31, 2021	5,934,030	287,321	804,480	573,763	439,998	21,153
Changes From Operations:
• Net investment income (loss)	4,477	(1,926)	(7,370)	(3,126)	(5,446)	(137)
• Net realized gain (loss) on investments	578,575	41,914	167,710	20,208	69,341	2,688
• Net change in unrealized appreciation or depreciation on investments	(1,818,168)	(137,243)	(298,927)	(119,246)	(140,132)	(7,670)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,235,116)	(97,255)	(138,587)	(102,164)	(76,237)	(5,119)
Change From Unit Transactions:
• Net unit transactions	832,388	23,371	683,071	(11,806)	(20,426)	4,181
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	832,388	23,371	683,071	(11,806)	(20,426)	4,181
TOTAL INCREASE (DECREASE) IN NET ASSETS	(402,728)	(73,884)	544,484	(113,970)	(96,663)	(938)
NET ASSETS AT DECEMBER 31, 2022	$5,531,302	$213,437	$1,348,964	$459,793	$343,335	$20,215

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount
NET ASSETS AT JANUARY 1, 2021	$14,302,800	$410,667	$343,507	$83,799	$1,307,758	$2,151,101	$85,770
Changes From Operations:
• Net investment income (loss)	33,679	(1,918)	4,701	922	49,422	(24,953)	(114)
• Net realized gain (loss) on investments	231,841	32,260	14,411	1,818	51,104	760,933	5,248
• Net change in unrealized appreciation or depreciation on investments	(742,945)	(2,449)	3,910	8,175	(70,243)	(824,443)	16,492
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(477,425)	27,893	23,022	10,915	30,283	(88,463)	21,626
Change From Unit Transactions:
• Net unit transactions	3,027,668	(79,463)	(70,200)	(775)	1,058,515	143,856	(7,992)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,027,668	(79,463)	(70,200)	(775)	1,058,515	143,856	(7,992)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,550,243	(51,570)	(47,178)	10,140	1,088,798	55,393	13,634
NET ASSETS AT DECEMBER 31, 2021	16,853,043	359,097	296,329	93,939	2,396,556	2,206,494	99,404
Changes From Operations:
• Net investment income (loss)	49,109	449	5,106	(89)	84,843	(16,379)	100
• Net realized gain (loss) on investments	(138,032)	21,138	7,209	19,021	(42,044)	(572,541)	11,473
• Net change in unrealized appreciation or depreciation on investments	(2,317,525)	(87,271)	(51,298)	(24,704)	(398,214)	(272,126)	(24,190)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,406,448)	(65,684)	(38,983)	(5,772)	(355,415)	(861,046)	(12,617)
Change From Unit Transactions:
• Net unit transactions	426,997	(16,981)	35,252	(88,167)	603,429	(466,830)	(3,701)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	426,997	(16,981)	35,252	(88,167)	603,429	(466,830)	(3,701)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,979,451)	(82,665)	(3,731)	(93,939)	248,014	(1,327,876)	(16,318)
NET ASSETS AT DECEMBER 31, 2022	$14,873,592	$276,432	$292,598	$—	$2,644,570	$878,618	$83,086

See accompanying notes.

	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,830,261	$5,253,573	$9,141	$41,638,253	$3,502,274	$9,271,120
Changes From Operations:
• Net investment income (loss)	29,994	60,148	140	(253,997)	34,873	29,599
• Net realized gain (loss) on investments	145	216,421	445	2,292,060	80,056	191,365
• Net change in unrealized appreciation or depreciation on investments	(44,378)	221,090	245	5,515,187	137,537	603,126
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,239)	497,659	830	7,553,250	252,466	824,090
Change From Unit Transactions:
• Net unit transactions	657,071	848,681	(1,826)	(4,008,088)	(88,418)	(935,398)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	657,071	848,681	(1,826)	(4,008,088)	(88,418)	(935,398)
TOTAL INCREASE (DECREASE) IN NET ASSETS	642,832	1,346,340	(996)	3,545,162	164,048	(111,308)
NET ASSETS AT DECEMBER 31, 2021	2,473,093	6,599,913	8,145	45,183,415	3,666,322	9,159,812
Changes From Operations:
• Net investment income (loss)	54,661	26,158	67	95,030	11,450	(20,771)
• Net realized gain (loss) on investments	(39,930)	263,554	287	4,136,673	167,449	460,559
• Net change in unrealized appreciation or depreciation on investments	(177,550)	(1,342,942)	(1,511)	(8,255,405)	(793,320)	(2,102,564)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(162,819)	(1,053,230)	(1,157)	(4,023,702)	(614,421)	(1,662,776)
Change From Unit Transactions:
• Net unit transactions	556,990	28,201	(1,871)	(1,609,522)	(139,745)	(1,480,856)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	556,990	28,201	(1,871)	(1,609,522)	(139,745)	(1,480,856)
TOTAL INCREASE (DECREASE) IN NET ASSETS	394,171	(1,025,029)	(3,028)	(5,633,224)	(754,166)	(3,143,632)
NET ASSETS AT DECEMBER 31, 2022	$2,867,264	$5,574,884	$5,117	$39,550,191	$2,912,156	$6,016,180

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth-Income Fund - Service Class II Subaccount	LVIP American International Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2021	$247,030	$15,964,150	$3,438,908	$2,746,006	$68,426,564	$53,680,837	$16,196,646
Changes From Operations:
• Net investment income (loss)	3,771	(295,969)	(55,514)	20,297	(787,259)	(478,563)	62,357
• Net realized gain (loss) on investments	3,374	1,326,597	488,709	141,098	6,140,103	2,915,609	410,002
• Net change in unrealized appreciation or depreciation on investments	17,674	1,397,283	(264,571)	101,533	8,631,393	9,532,226	(1,075,579)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,819	2,427,911	168,624	262,928	13,984,237	11,969,272	(603,220)
Change From Unit Transactions:
• Net unit transactions	(14,912)	2,120,967	(186,658)	453,704	5,436,989	3,832,120	747,537
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,912)	2,120,967	(186,658)	453,704	5,436,989	3,832,120	747,537
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,907	4,548,878	(18,034)	716,632	19,421,226	15,801,392	144,317
NET ASSETS AT DECEMBER 31, 2021	256,937	20,513,028	3,420,874	3,462,638	87,847,790	69,482,229	16,340,963
Changes From Operations:
• Net investment income (loss)	1,901	(161,533)	75,947	(1,028)	83,645	514,552	93,270
• Net realized gain (loss) on investments	13,426	1,238,229	196,430	134,714	10,801,522	1,473,493	(54,574)
• Net change in unrealized appreciation or depreciation on investments	(61,812)	(6,509,204)	(1,344,142)	(695,575)	(39,472,586)	(14,598,543)	(3,777,954)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,485)	(5,432,508)	(1,071,765)	(561,889)	(28,587,419)	(12,610,498)	(3,739,258)
Change From Unit Transactions:
• Net unit transactions	(14,217)	121,910	108,046	(177,022)	9,209,363	449,345	796,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,217)	121,910	108,046	(177,022)	9,209,363	449,345	796,611
TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,702)	(5,310,598)	(963,719)	(738,911)	(19,378,056)	(12,161,153)	(2,942,647)
NET ASSETS AT DECEMBER 31, 2022	$196,235	$15,202,430	$2,457,155	$2,723,727	$68,469,734	$57,321,076	$13,398,316

See accompanying notes.

	LVIP American Preservation Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP BlackRock Advantage Allocation Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Global Allocation Fund - Service Class Subaccount	LVIP BlackRock Global Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,393,684	$22,914,685	$1,778,936	$118,315,175	$—	$—
Changes From Operations:
• Net investment income (loss)	14,570	(394,134)	(7,939)	331,540	—	—
• Net realized gain (loss) on investments	1,927	2,876,153	138,741	9,266,708	—	—
• Net change in unrealized appreciation or depreciation on investments	(46,286)	1,291,293	(24,652)	13,716,328	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,789)	3,773,312	106,150	23,314,576	—	—
Change From Unit Transactions:
• Net unit transactions	178,987	(1,733,514)	188,174	(17,343,753)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	178,987	(1,733,514)	188,174	(17,343,753)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	149,198	2,039,798	294,324	5,970,823	—	—
NET ASSETS AT DECEMBER 31, 2021	1,542,882	24,954,483	2,073,260	124,285,998	—	—
Changes From Operations:
• Net investment income (loss)	5,727	(328,986)	4,620	580,346	(332,358)	(4)
• Net realized gain (loss) on investments	(31,399)	2,042,950	(266,536)	13,900,753	1,059,038	562
• Net change in unrealized appreciation or depreciation on investments	(86,594)	(8,772,228)	(16,255)	(19,093,986)	(3,588,347)	(2,141)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(112,266)	(7,058,264)	(278,171)	(4,612,887)	(2,861,667)	(1,583)
Change From Unit Transactions:
• Net unit transactions	(301,675)	1,920,222	(1,795,089)	(10,428,639)	48,575,726	27,350
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(301,675)	1,920,222	(1,795,089)	(10,428,639)	48,575,726	27,350
TOTAL INCREASE (DECREASE) IN NET ASSETS	(413,941)	(5,138,042)	(2,073,260)	(15,041,526)	45,714,059	25,767
NET ASSETS AT DECEMBER 31, 2022	$1,128,941	$19,816,441	$—	$109,244,472	$45,714,059	$25,767

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Real Estate Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$85,172,385	$35,886,709	$5,855,465	$55,011,926	$19,973	$53,684,565	$90,149,420
Changes From Operations:
• Net investment income (loss)	2,555,695	(217,272)	319,112	3,067,947	8,729	(280,464)	(1,504,083)
• Net realized gain (loss) on investments	1,848,791	1,930,335	408,235	114,969	81	3,751,722	15,572,756
• Net change in unrealized appreciation or depreciation on investments	458,094	1,945,408	730,364	(1,522,458)	(4,839)	3,332,523	11,022,743
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,862,580	3,658,471	1,457,711	1,660,458	3,971	6,803,781	25,091,416
Change From Unit Transactions:
• Net unit transactions	(2,595,015)	(1,094,398)	(546,720)	8,611,596	118,821	2,566,410	(10,749,669)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,595,015)	(1,094,398)	(546,720)	8,611,596	118,821	2,566,410	(10,749,669)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,267,565	2,564,073	910,991	10,272,054	122,792	9,370,191	14,341,747
NET ASSETS AT DECEMBER 31, 2021	87,439,950	38,450,782	6,766,456	65,283,980	142,765	63,054,756	104,491,167
Changes From Operations:
• Net investment income (loss)	664,171	(120,839)	(11,892)	4,687,256	12,065	(201,246)	(1,289,999)
• Net realized gain (loss) on investments	203,454	1,179,187	28,915	(740,747)	(252)	1,750,614	13,199,717
• Net change in unrealized appreciation or depreciation on investments	(17,481,658)	(7,971,926)	(2,064,647)	(8,161,063)	(19,420)	(12,971,485)	(41,658,252)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,614,033)	(6,913,578)	(2,047,624)	(4,214,554)	(7,607)	(11,422,117)	(29,748,534)
Change From Unit Transactions:
• Net unit transactions	(4,653,989)	(1,517,256)	101,207	100,701	1,141	(156,817)	5,296,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,653,989)	(1,517,256)	101,207	100,701	1,141	(156,817)	5,296,888
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,268,022)	(8,430,834)	(1,946,417)	(4,113,853)	(6,466)	(11,578,934)	(24,451,646)
NET ASSETS AT DECEMBER 31, 2022	$66,171,928	$30,019,948	$4,820,039	$61,170,127	$136,299	$51,475,822	$80,039,521

See accompanying notes.

	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Channing Small Cap Value Fund - Service Class Subaccount	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$140,352	$63,815,467	$6,499	$—	$41,874,417	$5,728
Changes From Operations:
• Net investment income (loss)	(2,239)	(1,020,028)	(43)	—	(576,677)	(6)
• Net realized gain (loss) on investments	48,995	6,359,184	712	—	2,566,895	326
• Net change in unrealized appreciation or depreciation on investments	(19,421)	2,123,433	167	—	5,752,409	847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,335	7,462,589	836	—	7,742,627	1,167
Change From Unit Transactions:
• Net unit transactions	(21,322)	(2,814,843)	(365)	—	(5,846,111)	(579)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(21,322)	(2,814,843)	(365)	—	(5,846,111)	(579)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,013	4,647,746	471	—	1,896,516	588
NET ASSETS AT DECEMBER 31, 2021	146,365	68,463,213	6,970	—	43,770,933	6,316
Changes From Operations:
• Net investment income (loss)	(1,535)	(870,715)	(39)	(2)	(368,631)	14
• Net realized gain (loss) on investments	6,878	6,064,467	601	—	4,033,949	623
• Net change in unrealized appreciation or depreciation on investments	(36,259)	(22,642,778)	(2,318)	82	(11,890,560)	(1,763)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(30,916)	(17,449,026)	(1,756)	80	(8,225,242)	(1,126)
Change From Unit Transactions:
• Net unit transactions	(46,017)	2,754,299	420	4,165	(1,099,828)	14
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(46,017)	2,754,299	420	4,165	(1,099,828)	14
TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,933)	(14,694,727)	(1,336)	4,245	(9,325,070)	(1,112)
NET ASSETS AT DECEMBER 31, 2022	$69,432	$53,768,486	$5,634	$4,245	$34,445,863	$5,204

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Diversified Income Fund - Service Class Subaccount	LVIP Delaware Diversified Income Fund - Standard Class Subaccount	LVIP Delaware High Yield Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$220,358,507	$3,921,561	$49,895,719	$97,587	$119,217,239	$220,409	$4,810,450
Changes From Operations:
• Net investment income (loss)	580,650	11,558	(338,690)	849	3,335,459	9,238	339,687
• Net realized gain (loss) on investments	3,087,785	53,482	(46,889)	(3)	4,063,400	6,610	(28,334)
• Net change in unrealized appreciation or depreciation on investments	(12,078,312)	(195,120)	(383,937)	(1,179)	(11,155,514)	(20,833)	(182,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,409,877)	(130,080)	(769,516)	(333)	(3,756,655)	(4,985)	129,034
Change From Unit Transactions:
• Net unit transactions	33,018,936	(250,812)	3,496,609	38,643	3,180,549	(2,242)	(268,622)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	33,018,936	(250,812)	3,496,609	38,643	3,180,549	(2,242)	(268,622)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,609,059	(380,892)	2,727,093	38,310	(576,106)	(7,227)	(139,588)
NET ASSETS AT DECEMBER 31, 2021	244,967,566	3,540,669	52,622,812	135,897	118,641,133	213,182	4,670,862
Changes From Operations:
• Net investment income (loss)	2,860,172	31,893	263,193	2,462	1,368,189	4,867	196,326
• Net realized gain (loss) on investments	(3,310,218)	(85,357)	(299,024)	(20)	(1,699,187)	(778)	(127,513)
• Net change in unrealized appreciation or depreciation on investments	(36,984,512)	(432,344)	(884,732)	(3,152)	(17,476,281)	(35,321)	(670,261)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(37,434,558)	(485,808)	(920,563)	(710)	(17,807,279)	(31,232)	(601,448)
Change From Unit Transactions:
• Net unit transactions	(1,539,747)	(736,665)	(1,529,831)	5,400	(8,921,492)	3,982	253,960
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,539,747)	(736,665)	(1,529,831)	5,400	(8,921,492)	3,982	253,960
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,974,305)	(1,222,473)	(2,450,394)	4,690	(26,728,771)	(27,250)	(347,488)
NET ASSETS AT DECEMBER 31, 2022	$205,993,261	$2,318,196	$50,172,418	$140,587	$91,912,362	$185,932	$4,323,374

See accompanying notes.

	LVIP Delaware High Yield Fund - Standard Class Subaccount	LVIP Delaware Limited-Term Diversified Income Fund - Service Class Subaccount	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class Subaccount	LVIP Delaware Mid Cap Value Fund - Service Class Subaccount	LVIP Delaware REIT Fund - Service Class Subaccount	LVIP Delaware REIT Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$201,337	$45,315,337	$11,791	$7,303,913	$9,452,079	$350,846
Changes From Operations:
• Net investment income (loss)	16,425	(97,634)	181	(43,536)	88,330	6,764
• Net realized gain (loss) on investments	(227)	58,574	—	210,037	252,397	1,053
• Net change in unrealized appreciation or depreciation on investments	(9,604)	(1,169,869)	(376)	1,944,172	3,264,304	135,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,594	(1,208,929)	(195)	2,110,673	3,605,031	143,439
Change From Unit Transactions:
• Net unit transactions	(4,943)	1,785,488	5,662	(216,086)	(1,278,172)	(4,201)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,943)	1,785,488	5,662	(216,086)	(1,278,172)	(4,201)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,651	576,559	5,467	1,894,587	2,326,859	139,238
NET ASSETS AT DECEMBER 31, 2021	202,988	45,891,896	17,258	9,198,500	11,778,938	490,084
Changes From Operations:
• Net investment income (loss)	5,997	213,811	352	(18,853)	120,044	7,069
• Net realized gain (loss) on investments	(7,609)	(484,792)	(82)	702,846	91,953	677
• Net change in unrealized appreciation or depreciation on investments	(23,847)	(2,314,535)	(1,102)	(1,550,791)	(3,318,159)	(136,312)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,459)	(2,585,516)	(832)	(866,798)	(3,106,162)	(128,566)
Change From Unit Transactions:
• Net unit transactions	(45,774)	(6,162,513)	1,738	576,988	(587,576)	(8,441)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(45,774)	(6,162,513)	1,738	576,988	(587,576)	(8,441)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,233)	(8,748,029)	906	(289,810)	(3,693,738)	(137,007)
NET ASSETS AT DECEMBER 31, 2022	$131,755	$37,143,867	$18,164	$8,908,690	$8,085,200	$353,077

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Delaware SMID Cap Core Fund - Service Class Subaccount	LVIP Delaware SMID Cap Core Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware U.S. Growth Fund - Service Class Subaccount	LVIP Delaware Value Fund - Service Class Subaccount	LVIP Delaware Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$9,160,358	$409,990	$4,973,737	$279,886	$9,110,548	$12,727,607	$46,798
Changes From Operations:
• Net investment income (loss)	(93,533)	(2,020)	(57,950)	(2,193)	(141,354)	457,475	2,213
• Net realized gain (loss) on investments	937,229	35,416	533,059	20,390	2,776,259	1,727,614	5,679
• Net change in unrealized appreciation or depreciation on investments	996,185	53,239	656,851	47,582	(1,125,281)	278,676	1,684
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,839,881	86,635	1,131,960	65,779	1,509,624	2,463,765	9,576
Change From Unit Transactions:
• Net unit transactions	(872,934)	(14,796)	(620,190)	(19,206)	160,686	(1,454,541)	(1,405)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(872,934)	(14,796)	(620,190)	(19,206)	160,686	(1,454,541)	(1,405)
TOTAL INCREASE (DECREASE) IN NET ASSETS	966,947	71,839	511,770	46,573	1,670,310	1,009,224	8,171
NET ASSETS AT DECEMBER 31, 2021	10,127,305	481,829	5,485,507	326,459	10,780,858	13,736,831	54,969
Changes From Operations:
• Net investment income (loss)	(115,763)	(3,638)	(36,566)	(1,047)	(123,252)	(4,013)	207
• Net realized gain (loss) on investments	270,053	16,283	551,207	37,527	1,559,952	937,679	3,609
• Net change in unrealized appreciation or depreciation on investments	(1,688,241)	(79,206)	(1,704,406)	(100,817)	(4,556,588)	(1,578,170)	(6,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,533,951)	(66,561)	(1,189,765)	(64,337)	(3,119,888)	(644,504)	(2,563)
Change From Unit Transactions:
• Net unit transactions	(361,676)	(158,335)	(99,990)	(33,100)	97,639	(840,526)	(1,815)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(361,676)	(158,335)	(99,990)	(33,100)	97,639	(840,526)	(1,815)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,895,627)	(224,896)	(1,289,755)	(97,437)	(3,022,249)	(1,485,030)	(4,378)
NET ASSETS AT DECEMBER 31, 2022	$8,231,678	$256,933	$4,195,752	$229,022	$7,758,609	$12,251,801	$50,591

See accompanying notes.

	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,471,478	$135,761	$6,854,158	$38,112,740	$12,280,801	$6,328
Changes From Operations:
• Net investment income (loss)	4,964	655	46,830	521,879	(105,871)	33
• Net realized gain (loss) on investments	52,613	2,596	160,739	543,593	1,171,027	544
• Net change in unrealized appreciation or depreciation on investments	88,128	9,515	562,136	3,842,880	1,990,045	1,008
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	145,705	12,766	769,705	4,908,352	3,055,201	1,585
Change From Unit Transactions:
• Net unit transactions	224,414	(16,893)	887,900	(1,399,224)	400,368	(825)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	224,414	(16,893)	887,900	(1,399,224)	400,368	(825)
TOTAL INCREASE (DECREASE) IN NET ASSETS	370,119	(4,127)	1,657,605	3,509,128	3,455,569	760
NET ASSETS AT DECEMBER 31, 2021	1,841,597	131,634	8,511,763	41,621,868	15,736,370	7,088
Changes From Operations:
• Net investment income (loss)	6,571	877	146,978	579,647	(73,006)	42
• Net realized gain (loss) on investments	81,570	5,597	(23,288)	97,081	888,702	498
• Net change in unrealized appreciation or depreciation on investments	(337,909)	(22,921)	(1,429,864)	(5,665,526)	(3,619,764)	(1,594)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(249,768)	(16,447)	(1,306,174)	(4,988,798)	(2,804,068)	(1,054)
Change From Unit Transactions:
• Net unit transactions	168,864	(2,295)	1,215,340	969,199	1,449,058	(446)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	168,864	(2,295)	1,215,340	969,199	1,449,058	(446)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,904)	(18,742)	(90,834)	(4,019,599)	(1,355,010)	(1,500)
NET ASSETS AT DECEMBER 31, 2022	$1,760,693	$112,892	$8,420,929	$37,602,269	$14,381,360	$5,588

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$10,279,705	$62,423,757	$41,734,744	$5,706	$68,081,942	$1,852,088	$5,624,933
Changes From Operations:
• Net investment income (loss)	(82,971)	(550,385)	(294,900)	41	(439,805)	4,073	154,340
• Net realized gain (loss) on investments	781,880	4,660,685	3,916,090	488	2,675,303	195,584	307,392
• Net change in unrealized appreciation or depreciation on investments	1,974,683	10,925,588	6,415,841	894	7,649,286	(17,618)	471,692
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,673,592	15,035,888	10,037,031	1,423	9,884,784	182,039	933,424
Change From Unit Transactions:
• Net unit transactions	435,959	(9,094,818)	(4,609,503)	(846)	(7,878,926)	81,376	2,955,324
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	435,959	(9,094,818)	(4,609,503)	(846)	(7,878,926)	81,376	2,955,324
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,109,551	5,941,070	5,427,528	577	2,005,858	263,415	3,888,748
NET ASSETS AT DECEMBER 31, 2021	13,389,256	68,364,827	47,162,272	6,283	70,087,800	2,115,503	9,513,681
Changes From Operations:
• Net investment income (loss)	(60,144)	(449,156)	(377,734)	20	(149,773)	4,154	76,620
• Net realized gain (loss) on investments	843,291	4,157,417	6,647,155	870	4,115,667	(83,497)	62,351
• Net change in unrealized appreciation or depreciation on investments	(2,919,948)	(14,674,939)	(15,829,185)	(2,127)	(13,353,105)	(249,887)	(2,247,231)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,136,801)	(10,966,678)	(9,559,764)	(1,237)	(9,387,211)	(329,230)	(2,108,260)
Change From Unit Transactions:
• Net unit transactions	645,836	202,552	(1,383,131)	200	(3,733,322)	(1,786,273)	1,456,323
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	645,836	202,552	(1,383,131)	200	(3,733,322)	(1,786,273)	1,456,323
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,490,965)	(10,764,126)	(10,942,895)	(1,037)	(13,120,533)	(2,115,503)	(651,937)
NET ASSETS AT DECEMBER 31, 2022	$11,898,291	$57,600,701	$36,219,377	$5,246	$56,967,267	$—	$8,861,744

See accompanying notes.

	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$84,495,864	$177,389	$352,769,615	$30,158,555	$331,568,596	$25,841,935
Changes From Operations:
• Net investment income (loss)	1,328,351	3,060	4,247,931	372,935	3,768,660	(328,711)
• Net realized gain (loss) on investments	2,993,213	5,053	24,637,640	597,563	18,896,293	1,488
• Net change in unrealized appreciation or depreciation on investments	346,862	2,001	7,638,594	(3,079,091)	5,629,514	(41)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,668,426	10,114	36,524,165	(2,108,593)	28,294,467	(327,264)
Change From Unit Transactions:
• Net unit transactions	(5,176,310)	(10,991)	(41,665,599)	1,073,684	(38,057,117)	(4,309,804)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,176,310)	(10,991)	(41,665,599)	1,073,684	(38,057,117)	(4,309,804)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(507,884)	(877)	(5,141,434)	(1,034,909)	(9,762,650)	(4,637,068)
NET ASSETS AT DECEMBER 31, 2021	83,987,980	176,512	347,628,181	29,123,646	321,805,946	21,204,867
Changes From Operations:
• Net investment income (loss)	441,877	1,300	1,749,782	(403,897)	2,012,915	3,493
• Net realized gain (loss) on investments	3,767,804	8,898	23,856,481	(678,825)	19,566,058	3
• Net change in unrealized appreciation or depreciation on investments	(18,128,956)	(39,387)	(94,272,040)	(3,608,148)	(80,741,680)	29
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,919,275)	(29,189)	(68,665,777)	(4,690,870)	(59,162,707)	3,525
Change From Unit Transactions:
• Net unit transactions	(8,790,065)	(10,687)	(20,448,794)	(1,831,947)	(24,530,661)	19,246,129
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,790,065)	(10,687)	(20,448,794)	(1,831,947)	(24,530,661)	19,246,129
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,709,340)	(39,876)	(89,114,571)	(6,522,817)	(83,693,368)	19,249,654
NET ASSETS AT DECEMBER 31, 2022	$61,278,640	$136,636	$258,513,610	$22,600,829	$238,112,578	$40,454,521

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,035,511	$41,279,893	$5,664	$12,715,496	$4,083,113	$47,060,033	$116,275
Changes From Operations:
• Net investment income (loss)	(11,860)	(189,620)	49	391,006	26,710	(400,666)	(331)
• Net realized gain (loss) on investments	46	2,162,356	255	62,082	84,845	3,455,629	34,399
• Net change in unrealized appreciation or depreciation on investments	—	5,242,497	773	150,381	62,812	8,654,497	(9,988)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,814)	7,215,233	1,077	603,469	174,367	11,709,460	24,080
Change From Unit Transactions:
• Net unit transactions	(387,446)	(5,278,404)	(411)	946,463	339,723	(9,187,503)	(140,355)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(387,446)	(5,278,404)	(411)	946,463	339,723	(9,187,503)	(140,355)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(399,260)	1,936,829	666	1,549,932	514,090	2,521,957	(116,275)
NET ASSETS AT DECEMBER 31, 2021	636,251	43,216,722	6,330	14,265,428	4,597,203	49,581,990	—
Changes From Operations:
• Net investment income (loss)	(1,276)	(16,274)	64	460,400	18,797	(194,764)	—
• Net realized gain (loss) on investments	1	4,105,519	627	(277,442)	98,810	6,605,367	—
• Net change in unrealized appreciation or depreciation on investments	—	(7,693,764)	(1,128)	(1,872,961)	(818,016)	(11,587,564)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,275)	(3,604,519)	(437)	(1,690,003)	(700,409)	(5,176,961)	—
Change From Unit Transactions:
• Net unit transactions	143,759	(3,696,859)	(624)	(1,120,752)	397,777	(5,172,469)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	143,759	(3,696,859)	(624)	(1,120,752)	397,777	(5,172,469)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	142,484	(7,301,378)	(1,061)	(2,810,755)	(302,632)	(10,349,430)	—
NET ASSETS AT DECEMBER 31, 2022	$778,735	$35,915,344	$5,269	$11,454,673	$4,294,571	$39,232,560	$—

See accompanying notes.

	LVIP Loomis Sayles Global Growth Fund - Service Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$439,759	$46,430,136	$13,497,062	$32,936,763	$9,857,104	$705,388
Changes From Operations:
• Net investment income (loss)	(3,926)	(350,438)	(154,182)	(78,093)	160,367	13,176
• Net realized gain (loss) on investments	42,954	1,007,486	1,337,311	2,307,556	40,672	2,845
• Net change in unrealized appreciation or depreciation on investments	(5,189)	4,167,394	47,346	5,344,185	697,370	50,628
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,839	4,824,442	1,230,475	7,573,648	898,409	66,649
Change From Unit Transactions:
• Net unit transactions	(366,632)	(295,293)	(383,691)	1,446,845	(362,957)	(25,627)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(366,632)	(295,293)	(383,691)	1,446,845	(362,957)	(25,627)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(332,793)	4,529,149	846,784	9,020,493	535,452	41,022
NET ASSETS AT DECEMBER 31, 2021	106,966	50,959,285	14,343,846	41,957,256	10,392,556	746,410
Changes From Operations:
• Net investment income (loss)	(497)	(257,619)	(87,649)	55,025	97,709	7,568
• Net realized gain (loss) on investments	(2,185)	303,589	941,375	3,395,118	(111,380)	(3,776)
• Net change in unrealized appreciation or depreciation on investments	(20,440)	(9,031,331)	(3,123,870)	(6,753,303)	(1,267,352)	(94,508)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,122)	(8,985,361)	(2,270,144)	(3,303,160)	(1,281,023)	(90,716)
Change From Unit Transactions:
• Net unit transactions	17,258	2,168,850	(416,040)	(2,145,276)	203,681	(32,549)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,258	2,168,850	(416,040)	(2,145,276)	203,681	(32,549)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,864)	(6,816,511)	(2,686,184)	(5,448,436)	(1,077,342)	(123,265)
NET ASSETS AT DECEMBER 31, 2022	$101,102	$44,142,774	$11,657,662	$36,508,820	$9,315,214	$623,145

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$4,459,169	$52,718,711	$6,135	$56,293,260	$82,926	$9,911,135	$8,775,902
Changes From Operations:
• Net investment income (loss)	3,519	(67,123)	70	23,299	247	42,276	166,403
• Net realized gain (loss) on investments	259,612	17,345	(1)	373,372	451	234,595	192,135
• Net change in unrealized appreciation or depreciation on investments	403,204	(1,230,724)	(157)	(2,602,800)	(3,739)	202,451	108,878
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	666,335	(1,280,502)	(88)	(2,206,129)	(3,041)	479,322	467,416
Change From Unit Transactions:
• Net unit transactions	812,601	1,710,428	761	3,782,894	5,111	1,448,007	(271,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	812,601	1,710,428	761	3,782,894	5,111	1,448,007	(271,238)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,478,936	429,926	673	1,576,765	2,070	1,927,329	196,178
NET ASSETS AT DECEMBER 31, 2021	5,938,105	53,148,637	6,808	57,870,025	84,996	11,838,464	8,972,080
Changes From Operations:
• Net investment income (loss)	(11,408)	166,857	91	95,458	366	96,595	171,313
• Net realized gain (loss) on investments	59,542	(711,537)	(83)	(896,403)	(1,785)	171,470	280,153
• Net change in unrealized appreciation or depreciation on investments	(1,186,425)	(2,916,106)	(365)	(7,599,670)	(10,884)	(2,214,326)	(1,797,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,138,291)	(3,460,786)	(357)	(8,400,615)	(12,303)	(1,946,261)	(1,346,059)
Change From Unit Transactions:
• Net unit transactions	(264,344)	(3,233,885)	(514)	(4,757,190)	(5,185)	225,037	245,041
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(264,344)	(3,233,885)	(514)	(4,757,190)	(5,185)	225,037	245,041
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,402,635)	(6,694,671)	(871)	(13,157,805)	(17,488)	(1,721,224)	(1,101,018)
NET ASSETS AT DECEMBER 31, 2022	$4,535,470	$46,453,966	$5,937	$44,712,220	$67,508	$10,117,240	$7,871,062

See accompanying notes.

	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$7,329,290	$7,197,429	$13,238	$539,024	$59,870,577	$14,142,623
Changes From Operations:
• Net investment income (loss)	197,462	255,446	3,571	10,540	1,864,619	85,916
• Net realized gain (loss) on investments	82,180	55,727	(78)	13,221	4,974,659	576,453
• Net change in unrealized appreciation or depreciation on investments	499,738	174,663	(5,065)	(73,769)	(765,582)	560,962
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	779,380	485,836	(1,572)	(50,008)	6,073,696	1,223,331
Change From Unit Transactions:
• Net unit transactions	(346,920)	(820,398)	57,790	380,200	(6,571,971)	(1,125,239)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(346,920)	(820,398)	57,790	380,200	(6,571,971)	(1,125,239)
TOTAL INCREASE (DECREASE) IN NET ASSETS	432,460	(334,562)	56,218	330,192	(498,275)	98,092
NET ASSETS AT DECEMBER 31, 2021	7,761,750	6,862,867	69,456	869,216	59,372,302	14,240,715
Changes From Operations:
• Net investment income (loss)	395,722	492,164	6,027	19,686	978,167	304,535
• Net realized gain (loss) on investments	(86,003)	(112,949)	(663)	(16,601)	603,382	90,213
• Net change in unrealized appreciation or depreciation on investments	(960,265)	(1,225,823)	(13,946)	(229,944)	(10,855,740)	(2,650,417)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(650,546)	(846,608)	(8,582)	(226,859)	(9,274,191)	(2,255,669)
Change From Unit Transactions:
• Net unit transactions	(462,714)	(345,476)	(335)	365,040	(3,487,107)	(34,975)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(462,714)	(345,476)	(335)	365,040	(3,487,107)	(34,975)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,113,260)	(1,192,084)	(8,917)	138,181	(12,761,298)	(2,290,644)
NET ASSETS AT DECEMBER 31, 2022	$6,648,490	$5,670,783	$60,539	$1,007,397	$46,611,004	$11,950,071

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$25,549,472	$15,705,488	$—	$61,503,902	$10,231,047	$—	$38,807,951
Changes From Operations:
• Net investment income (loss)	100,953	81,916	5,020	(224,952)	(62,953)	539	165,395
• Net realized gain (loss) on investments	605,697	2,928,806	33,239	9,490,552	824,342	2,580	1,305,373
• Net change in unrealized appreciation or depreciation on investments	1,430,417	1,173,269	(17,258)	5,651,098	1,637,760	1,721	1,770,642
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,137,067	4,183,991	21,001	14,916,698	2,399,149	4,840	3,241,410
Change From Unit Transactions:
• Net unit transactions	(2,943,494)	(1,703,239)	272,324	(8,330,729)	2,442,381	75,643	1,798,377
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,943,494)	(1,703,239)	272,324	(8,330,729)	2,442,381	75,643	1,798,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	(806,427)	2,480,752	293,325	6,585,969	4,841,530	80,483	5,039,787
NET ASSETS AT DECEMBER 31, 2021	24,743,045	18,186,240	293,325	68,089,871	15,072,577	80,483	43,847,738
Changes From Operations:
• Net investment income (loss)	478,171	159,496	6,332	(218,393)	(36,216)	605	320,687
• Net realized gain (loss) on investments	2,501	991,070	17,842	3,563,348	1,576,415	7,910	1,044,612
• Net change in unrealized appreciation or depreciation on investments	(4,958,517)	(3,172,900)	(55,326)	(15,685,158)	(3,892,044)	(19,811)	(8,720,718)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,477,845)	(2,022,334)	(31,152)	(12,340,203)	(2,351,845)	(11,296)	(7,355,419)
Change From Unit Transactions:
• Net unit transactions	(513,185)	(1,733,563)	10,799	(58,917)	(117,513)	2,999	(2,334,927)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(513,185)	(1,733,563)	10,799	(58,917)	(117,513)	2,999	(2,334,927)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,991,030)	(3,755,897)	(20,353)	(12,399,120)	(2,469,358)	(8,297)	(9,690,346)
NET ASSETS AT DECEMBER 31, 2022	$19,752,015	$14,430,343	$272,972	$55,690,751	$12,603,219	$72,186	$34,157,392

See accompanying notes.

	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Nasdaq-100 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$49,455,937	$17,949,397	$28,745,390	$—	$118,551,248	$1,480,086
Changes From Operations:
• Net investment income (loss)	1,435,699	55,834	864,989	(29)	(486,661)	(6,606)
• Net realized gain (loss) on investments	1,229,723	724,587	787,096	730	11,905,283	117,140
• Net change in unrealized appreciation or depreciation on investments	2,234,036	911,742	1,393,051	(363)	19,148,624	273,779
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,899,458	1,692,163	3,045,136	338	30,567,246	384,313
Change From Unit Transactions:
• Net unit transactions	(2,689,787)	256,859	(3,957,978)	57,238	(2,460,763)	(74,769)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,689,787)	256,859	(3,957,978)	57,238	(2,460,763)	(74,769)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,209,671	1,949,022	(912,842)	57,576	28,106,483	309,544
NET ASSETS AT DECEMBER 31, 2021	51,665,608	19,898,419	27,832,548	57,576	146,657,731	1,789,630
Changes From Operations:
• Net investment income (loss)	1,135,765	115,793	663,285	(1,119)	(25,607)	(3,766)
• Net realized gain (loss) on investments	1,945,460	628,767	1,032,163	(261)	15,951,706	288,461
• Net change in unrealized appreciation or depreciation on investments	(10,477,694)	(4,043,911)	(5,557,055)	(52,597)	(45,730,091)	(595,517)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,396,469)	(3,299,351)	(3,861,607)	(53,977)	(29,803,992)	(310,822)
Change From Unit Transactions:
• Net unit transactions	(3,586,032)	(1,339,853)	(2,537,676)	138,985	16,664,448	(332,218)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,586,032)	(1,339,853)	(2,537,676)	138,985	16,664,448	(332,218)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,982,501)	(4,639,204)	(6,399,283)	85,008	(13,139,544)	(643,040)
NET ASSETS AT DECEMBER 31, 2022	$40,683,107	$15,259,215	$21,433,265	$142,584	$133,518,187	$1,146,590

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$11,724,703	$30,338,430	$—	$10,044,350	$25,974	$54,842,273	$47,456
Changes From Operations:
• Net investment income (loss)	(89,918)	(336,754)	343	195,221	356	468,155	(135)
• Net realized gain (loss) on investments	57,632	2,970,087	2,081	4,093,430	9,460	10,692,368	13,449
• Net change in unrealized appreciation or depreciation on investments	(272,977)	1,174,770	(722)	(1,057,607)	(1,670)	(3,513,646)	(7,649)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(305,263)	3,808,103	1,702	3,231,044	8,146	7,646,877	5,665
Change From Unit Transactions:
• Net unit transactions	3,818,570	2,690,874	75,647	6,464,663	(3,942)	(5,427,118)	(53,121)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,818,570	2,690,874	75,647	6,464,663	(3,942)	(5,427,118)	(53,121)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,513,307	6,498,977	77,349	9,695,707	4,204	2,219,759	(47,456)
NET ASSETS AT DECEMBER 31, 2021	15,238,010	36,837,407	77,349	19,740,057	30,178	57,062,032	—
Changes From Operations:
• Net investment income (loss)	(28,762)	(185,185)	390	169,444	709	(374,453)	—
• Net realized gain (loss) on investments	(148,220)	3,598,422	7,179	(1,414,927)	1,076	1,904,126	—
• Net change in unrealized appreciation or depreciation on investments	(544,686)	(11,665,480)	(24,221)	(2,228,762)	(5,759)	(13,010,486)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(721,668)	(8,252,243)	(16,652)	(3,474,245)	(3,974)	(11,480,813)	—
Change From Unit Transactions:
• Net unit transactions	(660,427)	(306,009)	3,000	(4,662,462)	1,506	1,082,858	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(660,427)	(306,009)	3,000	(4,662,462)	1,506	1,082,858	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,382,095)	(8,558,252)	(13,652)	(8,136,707)	(2,468)	(10,397,955)	—
NET ASSETS AT DECEMBER 31, 2022	$13,855,915	$28,279,155	$63,697	$11,603,350	$27,710	$46,664,077	$—

See accompanying notes.

	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$387,135	$91,528	$64,987	$35,000	$24,092,126	$22,984,114
Changes From Operations:
• Net investment income (loss)	(1,181)	777	71	384	(388,432)	(377,994)
• Net realized gain (loss) on investments	28,362	3,696	2,037	541	4,309,679	5,147,196
• Net change in unrealized appreciation or depreciation on investments	(7,018)	2,816	5,010	4,331	396,173	(1,967,469)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,163	7,289	7,118	5,256	4,317,420	2,801,733
Change From Unit Transactions:
• Net unit transactions	(290,296)	(298)	(3,608)	—	(1,896,063)	(228,645)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(290,296)	(298)	(3,608)	—	(1,896,063)	(228,645)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(270,133)	6,991	3,510	5,256	2,421,357	2,573,088
NET ASSETS AT DECEMBER 31, 2021	117,002	98,519	68,497	40,256	26,513,483	25,557,202
Changes From Operations:
• Net investment income (loss)	(696)	1,183	(3)	53	(278,187)	(327,496)
• Net realized gain (loss) on investments	(18,846)	10,447	3,814	1,379	3,543,705	2,362,393
• Net change in unrealized appreciation or depreciation on investments	5,568	(40,607)	(16,409)	(9,116)	(14,286,934)	(8,924,789)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,974)	(28,977)	(12,598)	(7,684)	(11,021,416)	(6,889,892)
Change From Unit Transactions:
• Net unit transactions	(103,028)	62,555	(3,633)	—	678,213	1,390,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(103,028)	62,555	(3,633)	—	678,213	1,390,754
TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,002)	33,578	(16,231)	(7,684)	(10,343,203)	(5,499,138)
NET ASSETS AT DECEMBER 31, 2022	$—	$132,097	$52,266	$32,572	$16,170,280	$20,058,064

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Vanguard Bond Allocation Fund - Service Class Subaccount	LVIP Vanguard Bond Allocation Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$202,525	$8,934,672	$62,927,129	$72,462,973	$5,557	$25,409,157	$15,321,795
Changes From Operations:
• Net investment income (loss)	(2,882)	144,299	652,505	(244,691)	49	(155,562)	215,856
• Net realized gain (loss) on investments	42,598	577,100	2,340,040	360,507	22	2,735,292	711,443
• Net change in unrealized appreciation or depreciation on investments	(21,734)	1,201,933	5,293,108	(2,460,672)	(181)	2,964,073	20,415
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,982	1,923,332	8,285,653	(2,344,856)	(110)	5,543,803	947,714
Change From Unit Transactions:
• Net unit transactions	(67,235)	4,593,931	(2,335,756)	11,927,786	696	(1,674,795)	3,328,591
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(67,235)	4,593,931	(2,335,756)	11,927,786	696	(1,674,795)	3,328,591
TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,253)	6,517,263	5,949,897	9,582,930	586	3,869,008	4,276,305
NET ASSETS AT DECEMBER 31, 2021	153,272	15,451,935	68,877,026	82,045,903	6,143	29,278,165	19,598,100
Changes From Operations:
• Net investment income (loss)	(2,086)	(26,066)	(71,833)	157,360	76	(138,472)	146,783
• Net realized gain (loss) on investments	14,951	148,018	3,092,946	900,963	40	1,041,171	(11,824)
• Net change in unrealized appreciation or depreciation on investments	(52,827)	(3,941,867)	(18,056,390)	(13,146,125)	(979)	(6,787,257)	(3,672,037)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,962)	(3,819,915)	(15,035,277)	(12,087,802)	(863)	(5,884,558)	(3,537,078)
Change From Unit Transactions:
• Net unit transactions	1,610	2,615,503	3,206,560	(1,672,678)	7	180,283	753,942
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,610	2,615,503	3,206,560	(1,672,678)	7	180,283	753,942
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,352)	(1,204,412)	(11,828,717)	(13,760,480)	(856)	(5,704,275)	(2,783,136)
NET ASSETS AT DECEMBER 31, 2022	$114,920	$14,247,523	$57,048,309	$68,285,423	$5,287	$23,573,890	$16,814,964

See accompanying notes.

	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington SMID Cap Value Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2021	$16,321,741	$7,584,952	$27,724,839	$88,291	$16,539,497	$158,425
Changes From Operations:
• Net investment income (loss)	(235,487)	(108,818)	247,691	(1,347)	(264,558)	692
• Net realized gain (loss) on investments	2,773,540	1,030,309	602,485	15,151	3,559,776	8,601
• Net change in unrealized appreciation or depreciation on investments	(26,623)	943,795	(1,866,535)	5,200	75,474	10,501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,511,430	1,865,286	(1,016,359)	19,004	3,370,692	19,794
Change From Unit Transactions:
• Net unit transactions	(1,465,842)	(869,319)	8,224,092	(4,162)	(1,567,000)	(1,435)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,465,842)	(869,319)	8,224,092	(4,162)	(1,567,000)	(1,435)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,045,588	995,967	7,207,733	14,842	1,803,692	18,359
NET ASSETS AT DECEMBER 31, 2021	17,367,329	8,580,919	34,932,572	103,133	18,343,189	176,784
Changes From Operations:
• Net investment income (loss)	(165,702)	(80,689)	414,550	(1,122)	(219,621)	516
• Net realized gain (loss) on investments	1,761,004	1,143,479	(788,490)	9,327	1,461,573	13,739
• Net change in unrealized appreciation or depreciation on investments	(7,395,886)	(2,045,904)	(5,922,581)	(41,955)	(7,428,895)	(33,287)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,800,584)	(983,114)	(6,296,521)	(33,750)	(6,186,943)	(19,032)
Change From Unit Transactions:
• Net unit transactions	(2,055,577)	(124,682)	1,598,020	2,670	624,667	(3,147)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,055,577)	(124,682)	1,598,020	2,670	624,667	(3,147)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,856,161)	(1,107,796)	(4,698,501)	(31,080)	(5,562,276)	(22,179)
NET ASSETS AT DECEMBER 31, 2022	$9,511,168	$7,473,123	$30,234,071	$72,053	$12,780,913	$154,605

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Intrinsic Value Portfolio - Service Class Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2021	$7,941,113	$216,492	$10,913,512	$27,135	$1,807,817	$477,163	$42,187
Changes From Operations:
• Net investment income (loss)	13,160	747	(8,473)	(443)	(19,434)	6,833	(348)
• Net realized gain (loss) on investments	581,300	10,131	651,735	3,099	97,536	23,630	14,187
• Net change in unrealized appreciation or depreciation on investments	359,659	15,326	629,905	3,233	88,424	39,620	(14,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	954,119	26,204	1,273,167	5,889	166,526	70,083	(207)
Change From Unit Transactions:
• Net unit transactions	61,886	(12,678)	(639,212)	(3,670)	97,750	139,787	(2,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	61,886	(12,678)	(639,212)	(3,670)	97,750	139,787	(2,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,016,005	13,526	633,955	2,219	264,276	209,870	(2,566)
NET ASSETS AT DECEMBER 31, 2021	8,957,118	230,018	11,547,467	29,354	2,072,093	687,033	39,621
Changes From Operations:
• Net investment income (loss)	5,978	1,264	109,074	(400)	(11,111)	9,542	(281)
• Net realized gain (loss) on investments	935,821	22,625	513,993	2,398	70,264	31,947	19,966
• Net change in unrealized appreciation or depreciation on investments	(1,962,551)	(23,420)	(1,062,323)	(7,862)	(582,715)	(103,233)	(52,497)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,020,752)	469	(439,256)	(5,864)	(523,562)	(61,744)	(32,812)
Change From Unit Transactions:
• Net unit transactions	734,207	(73,526)	(857,515)	(7,076)	177,089	(62,475)	23,699
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	734,207	(73,526)	(857,515)	(7,076)	177,089	(62,475)	23,699
TOTAL INCREASE (DECREASE) IN NET ASSETS	(286,545)	(73,057)	(1,296,771)	(12,940)	(346,473)	(124,219)	(9,113)
NET ASSETS AT DECEMBER 31, 2022	$8,670,573	$156,961	$10,250,696	$16,414	$1,725,620	$562,814	$30,508

See accompanying notes.

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	PIMCO VIT All Asset Portfolio - Advisor Class Subaccount	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,586,630	$111,197	$3,500,077	$447,806	$176,723	$7,333,359
Changes From Operations:
• Net investment income (loss)	(19,111)	12,375	107,913	3,224	5,226	(59,425)
• Net realized gain (loss) on investments	47,352	2,523	(96,451)	8,164	330	640,424
• Net change in unrealized appreciation or depreciation on investments	448,084	1,356	1,066,821	(11,789)	(12,007)	366,671
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	476,325	16,254	1,078,283	(401)	(6,451)	947,670
Change From Unit Transactions:
• Net unit transactions	(154,333)	16,402	(50,792)	5,212	(14,196)	1,290,435
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(154,333)	16,402	(50,792)	5,212	(14,196)	1,290,435
TOTAL INCREASE (DECREASE) IN NET ASSETS	321,992	32,656	1,027,491	4,811	(20,647)	2,238,105
NET ASSETS AT DECEMBER 31, 2021	1,908,622	143,853	4,527,568	452,617	156,076	9,571,464
Changes From Operations:
• Net investment income (loss)	(17,085)	10,817	999,911	5,709	4,652	(50,004)
• Net realized gain (loss) on investments	289,058	8,769	(64,320)	39,175	(381)	547,316
• Net change in unrealized appreciation or depreciation on investments	(470,909)	(41,146)	(563,545)	(78,957)	(30,538)	(2,245,537)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(198,936)	(21,560)	372,046	(34,073)	(26,267)	(1,748,225)
Change From Unit Transactions:
• Net unit transactions	(244,248)	81,414	(544,367)	(21,832)	(96)	(1,212)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(244,248)	81,414	(544,367)	(21,832)	(96)	(1,212)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(443,184)	59,854	(172,321)	(55,905)	(26,363)	(1,749,437)
NET ASSETS AT DECEMBER 31, 2022	$1,465,438	$203,707	$4,355,247	$396,712	$129,713	$7,822,027

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2021 and 2022

	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Income Fund - Class IB Subaccount	Putnam VT Large Cap Value Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	Rational Trend Aggregation VA Fund Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2021	$1,296,355	$507,780	$509,692	$244,570	$34,476	$147,581
Changes From Operations:
• Net investment income (loss)	(523)	1,911	(12,859)	(3,459)	(86)	1,572
• Net realized gain (loss) on investments	161,580	20,087	79,062	(1,856)	5,210	791
• Net change in unrealized appreciation or depreciation on investments	92,956	(52,300)	233,467	3,783	(907)	1,243
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	254,013	(30,302)	299,670	(1,532)	4,217	3,606
Change From Unit Transactions:
• Net unit transactions	40,709	137,843	2,270,123	14,918	(38,693)	9,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	40,709	137,843	2,270,123	14,918	(38,693)	9,586
TOTAL INCREASE (DECREASE) IN NET ASSETS	294,722	107,541	2,569,793	13,386	(34,476)	13,192
NET ASSETS AT DECEMBER 31, 2021	1,591,077	615,321	3,079,485	257,956	—	160,773
Changes From Operations:
• Net investment income (loss)	(11,481)	25,927	(19,666)	123	—	2,928
• Net realized gain (loss) on investments	147,872	(14,752)	325,668	(2,266)	—	(3,875)
• Net change in unrealized appreciation or depreciation on investments	(219,112)	(98,964)	(251,628)	(473)	—	(16,473)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(82,721)	(87,789)	54,374	(2,616)	—	(17,420)
Change From Unit Transactions:
• Net unit transactions	397,077	(49,204)	7,704,600	17,115	—	22,308
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	397,077	(49,204)	7,704,600	17,115	—	22,308
TOTAL INCREASE (DECREASE) IN NET ASSETS	314,356	(136,993)	7,758,974	14,499	—	4,888
NET ASSETS AT DECEMBER 31, 2022	$1,905,433	$478,328	$10,838,459	$272,455	$—	$165,661
See accompanying notes.

	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	VanEck VIP Global Resources Fund - Class S Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount
NET ASSETS AT JANUARY 1, 2021	$5,282,474	$1,451,028	$1,475,998	$541,693	$458,754
Changes From Operations:
• Net investment income (loss)	(93,378)	(22,283)	(8,577)	(6,387)	2,977
• Net realized gain (loss) on investments	(158,685)	(29,476)	(8,501)	34,559	4,512
• Net change in unrealized appreciation or depreciation on investments	(110,109)	(64,830)	64,052	64,001	(7,459)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(362,172)	(116,589)	46,974	92,173	30
Change From Unit Transactions:
• Net unit transactions	112,552	662,692	(109,270)	(40,085)	(200,798)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	112,552	662,692	(109,270)	(40,085)	(200,798)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(249,620)	546,103	(62,296)	52,088	(200,768)
NET ASSETS AT DECEMBER 31, 2021	5,032,854	1,997,131	1,413,702	593,781	257,986
Changes From Operations:
• Net investment income (loss)	(77,627)	(20,907)	(18,574)	1,516	4,852
• Net realized gain (loss) on investments	(288,150)	(44,911)	(28,506)	20,483	(1,632)
• Net change in unrealized appreciation or depreciation on investments	52,935	(50,440)	(131,321)	4,841	(30,841)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(312,842)	(116,258)	(178,401)	26,840	(27,621)
Change From Unit Transactions:
• Net unit transactions	(813,166)	(151,781)	(124,845)	77,965	(9,627)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(813,166)	(151,781)	(124,845)	77,965	(9,627)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,126,008)	(268,039)	(303,246)	104,805	(37,248)
NET ASSETS AT DECEMBER 31, 2022	$3,906,846	$1,729,092	$1,110,456	$698,586	$220,738

Lincoln New York Account N For Variable Annuities

Notes to financial statements

December 31, 2022

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Advisory
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share	• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Fusion
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln Core Income
• Lincoln InvestmentSolutions
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share
• Lincoln Investor Advantage Fee-Based

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty-two available mutual funds (the Funds) of thirty-one open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. International Growth Fund - Series I Shares**

Invesco Oppenheimer V.I. International Growth Fund - Series II Shares

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares**

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares**

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares**

Invesco V.I. Diversified Dividend Fund - Series I Shares**

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares**

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares**

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. EQV International Equity Fund - Series I Shares

Invesco V.I. EQV International Equity Fund - Series II Shares

Invesco V.I. Global Fund - Series II Shares

Invesco V.I. Main Street Small Cap Fund® - Series I Shares**

Invesco V.I. Main Street Small Cap Fund® - Series II Shares

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

AllianceBernstein Variable Products Series Fund:

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B**

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A**

AB VPS Small/Mid Cap Value Portfolio - Class B

AB VPS Sustainable Global Thematic Portfolio - Class A**

AB VPS Sustainable Global Thematic Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I**

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Global Opportunity Portfolio - Class I**

ALPS/Red Rocks Global Opportunity Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I**

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II**

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A**

American Funds Asset Allocation Fund - Class 4

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A**

American Funds Capital Income Builder® - Class 4

American Funds Capital World Bond Fund - Class 1

American Funds Capital World Bond Fund - Class 1A**

American Funds Capital World Growth and Income Fund - Class 1

American Funds Capital World Growth and Income Fund - Class 1A**

American Funds Global Balanced Fund - Class 1**

American Funds Global Balanced Fund - Class 1A**

American Funds Global Balanced Fund - Class 4**

American Funds Global Growth Fund - Class 1**

American Funds Global Growth Fund - Class 1A**

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A**

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A**

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A**

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Trust - Class 1**

American Funds High-Income Trust - Class 1A**

American Funds International Fund - Class 1

American Funds International Fund - Class 1A**

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A**

American Funds Managed Risk Asset Allocation Fund - Class P1**

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Growth Fund - Class P1**

American Funds Managed Risk Growth-Income Fund - Class P1**

American Funds Managed Risk International Fund - Class P1**

American Funds Managed Risk Washington Mutual Investors Fund - Class P1**

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A**

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A**

American Funds New World Fund® - Class 4

American Funds The Bond Fund of America - Class 1

American Funds The Bond Fund of America - Class 1A**

American Funds U.S. Government Securities Fund - Class 1**

American Funds U.S. Government Securities Fund - Class 1A**

American Funds Washington Mutual Investors Fund - Class 1

American Funds Washington Mutual Investors Fund - Class 1A**

American Funds Washington Mutual Investors Fund - Class 4

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1**

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1**

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware Ivy VIP Asset Strategy Portfolio - Class I**

Delaware Ivy VIP Asset Strategy Portfolio - Class II

Delaware Ivy VIP Energy Portfolio - Class I**

Delaware Ivy VIP Energy Portfolio - Class II

Delaware Ivy VIP High Income Portfolio - Class I**

Delaware Ivy VIP High Income Portfolio - Class II

Delaware Ivy VIP Mid Cap Growth Portfolio - Class I**

Delaware Ivy VIP Mid Cap Growth Portfolio - Class II

Delaware Ivy VIP Science and Technology Portfolio - Class I**

Delaware Ivy VIP Science and Technology Portfolio - Class II

Delaware Ivy VIP Small Cap Growth Portfolio - Class I**

Delaware Ivy VIP Small Cap Growth Portfolio - Class II

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class**

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class**

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Balanced Portfolio - Initial Class**

Fidelity® VIP Balanced Portfolio - Service Class 2

Fidelity® VIP Contrafund® Portfolio - Initial Class**

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class**

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class**

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Capital Strength Portfolio - Class I

First Trust Capital Strength Portfolio - Class II**

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust International Developed Capital Strength Portfolio - Class I

First Trust International Developed Capital Strength Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II**

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II**

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund - Class 1**

Franklin Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1**

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Multi-Asset Variable Conservative Growth - Class I**

Franklin Multi-Asset Variable Conservative Growth - Class II

Franklin Mutual Shares VIP Fund - Class 1**

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1**

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1**

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1**

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Templeton Foreign VIP Fund - Class 1**

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1**

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares**

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares**

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA**

Hartford Capital Appreciation HLS Fund - Class IC

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1**

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1**

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I**

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I**

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I**

ClearBridge Variable Mid Cap Portfolio - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln Nasdaq-100 Buffer Fund Dec - Service Class**

Lincoln Nasdaq-100 Buffer Fund Jun - Service Class**

Lincoln Nasdaq-100 Buffer Fund Mar - Service Class**

Lincoln Nasdaq-100 Buffer Fund Sep - Service Class**

Lincoln S&P 500 Buffer Fund Aug - Service Class**

Lincoln S&P 500 Buffer Fund Feb - Service Class**

Lincoln S&P 500 Buffer Fund May - Service Class**

Lincoln S&P 500 Buffer Fund Nov - Service Class**

Lincoln S&P 500 Ultra Buffer Fund Aug - Service Class**

Lincoln S&P 500 Ultra Buffer Fund Feb - Service Class**

Lincoln S&P 500 Ultra Buffer Fund May - Service Class**

Lincoln S&P 500 Ultra Buffer Fund Nov - Service Class**

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class**

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class**

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class**

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class**

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class**

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class**

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Global Allocation Fund - Service Class

LVIP BlackRock Global Allocation Fund - Standard Class

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Real Estate Fund - Service Class

LVIP BlackRock Global Real Estate Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP Channing Small Cap Value Fund - Service Class

LVIP Channing Small Cap Value Fund - Standard Class**

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Diversified Income Fund - Service Class

LVIP Delaware Diversified Income Fund - Standard Class

LVIP Delaware High Yield Fund - Service Class

LVIP Delaware High Yield Fund - Standard Class

LVIP Delaware Limited-Term Diversified Income Fund - Service Class

LVIP Delaware Limited-Term Diversified Income Fund - Standard Class

LVIP Delaware Mid Cap Value Fund - Service Class

LVIP Delaware Mid Cap Value Fund - Standard Class**

LVIP Delaware REIT Fund - Service Class

LVIP Delaware REIT Fund - Standard Class

LVIP Delaware SMID Cap Core Fund - Service Class

LVIP Delaware SMID Cap Core Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware U.S. Growth Fund - Service Class

LVIP Delaware U.S. Growth Fund - Standard Class**

LVIP Delaware Value Fund - Service Class

LVIP Delaware Value Fund - Standard Class

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class**

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class**

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Global Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class**

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class**

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class**

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class**

LVIP Loomis Sayles Global Growth Fund - Service Class

LVIP Loomis Sayles Global Growth Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class**

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class**

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class**

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class**

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class**

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class**

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class**

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class**

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class**

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Nasdaq-100 Index Fund - Service Class

LVIP SSGA Nasdaq-100 Index Fund - Standard Class**

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class**

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class**

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**

LVIP Vanguard Bond Allocation Fund - Service Class

LVIP Vanguard Bond Allocation Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class**

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class**

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class**

LVIP Wellington SMID Cap Value Fund - Service Class

LVIP Wellington SMID Cap Value Fund - Standard Class**

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class**

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Intrinsic Value Portfolio - Initial Class**

MFS® VIT II International Intrinsic Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I**

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Service Class Shares**

TOPS® Moderate Growth ETF Portfolio - Service Class Shares**

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset Portfolio - Advisor Class

PIMCO VIT All Asset Portfolio - Institutional Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class**

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class**

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class**

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam Variable Trust:

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA**

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Putnam VT Large Cap Value Fund - Class IA**

Putnam VT Large Cap Value Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA**

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Putnam VT Sustainable Future Fund - Class IB**

Putnam VT Sustainable Leaders Fund - Class IB**

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

VanEck VIP Trust:

VanEck VIP Global Resources Fund - Class S Shares

VanEck VIP Global Resources Fund - Initial Class Shares**

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares**

*   Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2022

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2022. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state, and mortality tables based on issue year. For issue years 2015 and later, the 2012 IAM Table is used. Issue years 1998 to 2014 use the A2000 individual mortality table. Issue years 1985 to 1997 use the 1983a individual mortality table. Issue years 1976 to 1985 use the 1971 individual mortality table. Tables used for issues prior to 1976 include the Code Progressive with 4-year setback table and Code 49 table.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2021, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2021, the 2021 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2021:

Lincoln Nasdaq-100 Buffer Fund Dec - Service Class	Lincoln S&P 500 Ultra Buffer Fund Aug - Service Class
Lincoln Nasdaq-100 Buffer Fund Jun - Service Class	Lincoln S&P 500 Ultra Buffer Fund May - Service Class
Lincoln Nasdaq-100 Buffer Fund Sep - Service Class	Lincoln S&P 500 Ultra Buffer Fund Nov - Service Class
Lincoln S&P 500 Buffer Fund Aug - Service Class	LVIP SSGA Nasdaq-100 Index Fund - Service Class
Lincoln S&P 500 Buffer Fund May - Service Class	LVIP SSGA Nasdaq-100 Index Fund - Standard Class
Lincoln S&P 500 Buffer Fund Nov - Service Class

Also during 2021, the following funds changed their names:

Previous Fund Name	New Fund Name
American Funds Global Growth and Income Fund - Class 1	American Funds Capital World Growth and Income Fund - Class 1
American Funds Global Growth and Income Fund - Class 1A	American Funds Capital World Growth and Income Fund - Class 1A
American Funds High-Income Bond Fund - Class 1	American Funds High-Income Trust - Class 1
American Funds High-Income Bond Fund - Class 1A	American Funds High-Income Trust - Class 1A
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	American Funds Managed Risk Washington Mutual Investors Fund - Class P1
American Funds Bond Fund - Class 1	American Funds The Bond Fund of America - Class 1
American Funds Bond Fund - Class 1A	American Funds The Bond Fund of America - Class 1A
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	American Funds U.S. Government Securities Fund - Class 1
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	American Funds U.S. Government Securities Fund - Class 1A
American Funds Blue Chip Income and Growth Fund - Class 1	American Funds Washington Mutual Investors Fund - Class 1
American Funds Blue Chip Income and Growth Fund - Class 1A	American Funds Washington Mutual Investors Fund - Class 1A
American Funds Blue Chip Income and Growth Fund - Class 4	American Funds Washington Mutual Investors Fund - Class 4
Invesco Oppenheimer V.I. Global Fund - Series II Shares	Invesco V.I. Global Fund - Series II Shares
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	Invesco V.I. Main Street Small Cap Fund® - Series I Shares
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	Invesco V.I. Main Street Small Cap Fund® - Series II Shares
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	LVIP Vanguard Bond Allocation Fund - Service Class
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	LVIP Vanguard Bond Allocation Fund - Standard Class
LVIP Wellington Mid-Cap Value Fund - Service Class	LVIP Wellington SMID Cap Value Fund - Service Class
LVIP Wellington Mid-Cap Value Fund - Standard Class	LVIP Wellington SMID Cap Value Fund - Standard Class
Putnam VT Equity Income Fund - Class IA	Putnam VT Large Cap Value Fund - Class IA
Putnam VT Equity Income Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB
VanEck VIP Global Hard Assets Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares
VanEck VIP Global Hard Assets Fund - Initial Class Shares	VanEck VIP Global Resources Fund - Initial Class Shares

Also during 2021, the Delaware VIP® Trust assumed the assets and liabilities of the Ivy Variable Insurance Portfolios. The following funds were affected:

Predecessor Fund	Fund
Ivy VIP Asset Strategy Portfolio - Class I	Delaware Ivy VIP Asset Strategy Portfolio - Class I
Ivy VIP Asset Strategy Portfolio - Class II	Delaware Ivy VIP Asset Strategy Portfolio - Class II
Ivy VIP Energy Portfolio - Class I	Delaware Ivy VIP Energy Portfolio - Class I
Ivy VIP Energy Portfolio - Class II	Delaware Ivy VIP Energy Portfolio - Class II
Ivy VIP High Income Portfolio - Class I	Delaware Ivy VIP High Income Portfolio - Class I
Ivy VIP High Income Portfolio - Class II	Delaware Ivy VIP High Income Portfolio - Class II
Ivy VIP Mid Cap Growth Portfolio - Class I	Delaware Ivy VIP Mid Cap Growth Portfolio - Class I
Ivy VIP Mid Cap Growth Portfolio - Class II	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II
Ivy VIP Science and Technology Portfolio - Class I	Delaware Ivy VIP Science and Technology Portfolio - Class I
Ivy VIP Science and Technology Portfolio - Class II	Delaware Ivy VIP Science and Technology Portfolio - Class II
Ivy VIP Small Cap Growth Portfolio - Class I	Delaware Ivy VIP Small Cap Growth Portfolio - Class I
Ivy VIP Small Cap Growth Portfolio - Class II	Delaware Ivy VIP Small Cap Growth Portfolio - Class II

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2021, the Franklin Templeton Variable Insurance Products trust assumed the assets and liabilities of the Legg Mason Partners Variable Equity trust. The following funds were affected:

Predecessor Fund	Fund
QS Variable Conservative Growth - Class I	Franklin Multi-Asset Variable Conservative Growth - Class I
QS Variable Conservative Growth - Class II	Franklin Multi-Asset Variable Conservative Growth - Class II

Also during 2021, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the Delaware VIP® Trust. The following funds were affected:

Fund Acquired	Acquiring Fund
Delaware VIP® Diversified Income Series - Service Class	LVIP Delaware Diversified Income Fund - Service Class
Delaware VIP® Diversified Income Series - Standard Class	LVIP Delaware Diversified Income Fund - Standard Class
Delaware VIP® High Yield Series - Service Class	LVIP Delaware High Yield Fund - Service Class
Delaware VIP® High Yield Series - Standard Class	LVIP Delaware High Yield Fund - Standard Class
Delaware VIP® Limited-Term Diversified Income Series - Service Class	LVIP Delaware Limited-Term Diversified Income Fund - Service Class
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
Delaware VIP® REIT Series - Service Class	LVIP Delaware REIT Fund - Service Class
Delaware VIP® REIT Series - Standard Class	LVIP Delaware REIT Fund - Standard Class
Delaware VIP® Smid Cap Core Series - Service Class	LVIP Delaware SMID Cap Core Fund - Service Class
Delaware VIP® Smid Cap Core Series - Standard Class	LVIP Delaware SMID Cap Core Fund - Standard Class
Delaware VIP® U.S. Growth Series - Service Class	LVIP Delaware U.S. Growth Fund - Service Class
Delaware VIP® U.S. Growth Series - Standard Class	LVIP Delaware U.S. Growth Fund - Standard Class
Delaware VIP® Value Series - Service Class	LVIP Delaware Value Fund - Service Class
Delaware VIP® Value Series - Standard Class	LVIP Delaware Value Fund - Standard Class

Also during 2021, the following fund ceased to be available as an investment option to Variable Account contract owners:

Rational Trend Aggregation VA Fund

During 2022, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2022, the 2022 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2022:

Lincoln Nasdaq-100 Buffer Fund Mar - Service Class	LVIP Channing Small Cap Value Fund - Service Class
Lincoln S&P 500 Buffer Fund Feb - Service Class	LVIP Channing Small Cap Value Fund - Standard Class
Lincoln S&P 500 Ultra Buffer Fund Feb - Service Class	Putnam VT Sustainable Future Fund - Class IB
LVIP BlackRock Global Allocation Fund - Service Class	Putnam VT Sustainable Leaders Fund - Class IB
LVIP BlackRock Global Allocation Fund - Standard Class

Also during 2022, the following funds changed their names:

Previous Fund Name	New Fund Name
AB VPS Global Thematic Growth Portfolio - Class A	AB VPS Sustainable Global Thematic Portfolio - Class A
AB VPS Global Thematic Growth Portfolio - Class B	AB VPS Sustainable Global Thematic Portfolio - Class B
Invesco V.I. International Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares
Invesco V.I. International Growth Fund - Series II Shares	Invesco V.I. EQV International Equity Fund - Series II Shares

Also during 2022, the following fund substitutions occurred:

Previous Fund Name	New Fund Name
BlackRock Global Allocation V.I. Fund - Class I	LVIP BlackRock Global Allocation Fund - Standard Class
BlackRock Global Allocation V.I. Fund - Class III	LVIP BlackRock Global Allocation Fund - Service Class

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2022, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP BlackRock Advantage Allocation Fund - Service Class	LVIP BlackRock Global Allocation Fund - Service Class
LVIP BlackRock Advantage Allocation Fund - Standard Class	LVIP BlackRock Global Allocation Fund - Standard Class
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	LVIP BlackRock Global Allocation Fund - Service Class
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class	LVIP BlackRock Global Allocation Fund - Standard Class
LVIP T. Rowe Price 2010 Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class
LVIP T. Rowe Price 2010 Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class

Also during 2022, the following funds ceased to be available as investment options to Variable Account contract owners:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
Lincoln iShares® Global Growth Allocation Fund - Standard Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis) For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0082192% (1.25% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis)

•  Lincoln Core Income at a daily rate of .0015068% to .0031507% (.55% to 1.15% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002740% to .0013699% (.10% to .50% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis)

•  Lincoln Investor Advantage C-Share at a daily rate of .0034247% to .0045205% (1.25% to 1.65% on an annual basis)

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2022 and 2021 were $27,235,490 and $27,168,213, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2022 and 2021, sales charges amounted to $3,250 and $709, respectively.

Surrender, contract and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2022, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Large Cap Growth Portfolio - Class B
	2022		1.40%	2.10%	$21.52	$50.38	6,568	$178,021	-30.17%	-29.68%	0.00%
	2021		1.40%	2.10%	30.68	71.78	13,459	522,623	26.48%	26.86%	0.00%
	2020		1.40%	1.70%	24.25	56.71	14,686	420,111	32.87%	33.27%	0.00%
	2019		1.40%	1.70%	18.24	42.64	15,300	332,252	32.10%	32.50%	0.00%
	2018		1.40%	1.70%	13.80	32.24	18,120	319,512	0.60%	0.90%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2022		0.10%	3.25%	13.03	52.08	335,666	10,488,190	-18.51%	-15.90%	0.84%
	2021		0.10%	3.25%	15.94	62.87	354,316	13,307,885	31.27%	34.77%	0.62%
	2020		0.65%	3.25%	12.10	47.11	327,609	9,450,472	-0.04%	2.39%	0.80%
	2019		0.65%	3.05%	12.09	46.45	333,600	9,849,487	16.41%	19.11%	0.33%
	2018		0.65%	2.95%	10.38	39.37	341,400	8,703,305	-17.76%	-15.86%	0.22%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Sustainable Global Thematic Portfolio - Class B
	2022		0.80%	2.80%	$10.67	$34.88	104,034	$2,553,762	-29.18%	-27.75%	0.00%
	2021		0.80%	2.80%	14.86	48.66	104,337	3,559,563	19.20%	21.61%	0.00%
	2020		0.80%	2.80%	12.30	40.34	109,302	3,080,003	35.24%	38.00%	0.44%
	2019		0.80%	2.80%	8.97	29.47	119,169	2,466,032	26.19%	28.78%	0.16%
	2018		0.80%	2.80%	7.01	23.08	125,509	2,000,276	-12.47%	-10.69%	0.00%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2022		0.95%	1.50%	9.30	11.86	96,230	1,101,178	15.58%	16.21%	4.80%
	2021		0.95%	1.50%	8.05	10.21	64,876	610,458	35.72%	36.47%	1.28%
	2020		0.95%	1.50%	5.93	7.48	32,069	204,647	-26.24%	-25.84%	2.88%
	2019		0.95%	1.50%	8.04	8.22	33,932	290,601	18.62%	19.10%	2.11%
	2018		1.10%	1.50%	6.78	6.90	26,187	178,981	-20.17%	-19.85%	1.73%
ALPS/Red Rocks Global Opportunity Portfolio - Class III
	2022		0.95%	1.50%	11.13	13.50	34,874	419,424	-29.97%	-29.58%	12.85%
	2021		0.95%	1.50%	15.80	19.21	30,815	535,419	22.09%	22.76%	4.58%
	2020		0.95%	1.50%	12.87	15.67	29,156	417,813	7.62%	8.22%	11.59%
	2019		0.95%	1.50%	11.89	14.50	28,374	398,669	37.76%	38.52%	0.00%
	2018		0.95%	1.50%	10.33	10.48	13,866	141,839	-13.83%	-13.49%	6.35%
ALPS/Stadion Core ETF Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.14%
	2018		0.30%	2.65%	9.78	10.76	139,874	1,379,139	-7.65%	-6.40%	0.59%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.26%
	2018		0.95%	1.25%	10.65	10.71	36,260	377,255	-5.46%	-5.32%	0.28%
American Century VP Balanced Fund - Class II
	2022		0.30%	2.95%	12.03	13.93	756,082	9,982,900	-19.87%	-17.72%	0.95%
	2021		0.30%	2.95%	15.02	17.00	817,491	13,322,295	12.12%	15.13%	0.47%
	2020		0.30%	2.95%	13.39	14.83	802,795	11,480,655	9.01%	11.93%	0.94%
	2019		0.30%	2.95%	12.29	13.31	785,165	10,161,069	15.92%	18.49%	1.31%
	2018		0.10%	2.95%	10.60	11.19	584,113	6,434,476	-6.73%	-4.03%	1.22%
American Century VP Large Company Value Fund - Class I
	2022		0.65%	0.65%	15.01	15.01	746	11,195	-0.91%	-0.91%	2.08%
	2021		0.65%	0.65%	15.14	15.14	1,007	15,253	20.92%	20.92%	1.39%
	2020		0.65%	0.65%	12.52	12.52	1,242	15,559	1.95%	1.95%	1.74%
	2019	6/6/19	0.65%	0.65%	12.28	12.28	1,358	16,676	11.49%	11.49%	1.26%
American Century VP Large Company Value Fund - Class II
	2022		0.95%	3.25%	12.85	14.47	577,077	8,157,896	-3.64%	-1.40%	2.01%
	2021		0.95%	3.25%	13.34	14.70	366,801	5,251,732	17.64%	20.38%	1.29%
	2020		0.95%	3.25%	11.34	12.24	320,133	3,825,795	-0.79%	1.52%	1.62%
	2019		0.30%	3.25%	11.43	12.35	241,346	2,858,203	23.24%	26.93%	1.88%
	2018		0.30%	3.25%	9.30	9.57	154,728	1,469,479	-10.95%	-9.37%	1.93%
American Funds Asset Allocation Fund - Class 1
	2022		0.65%	0.65%	23.23	23.23	246	5,712	-13.76%	-13.76%	2.10%
	2021		0.65%	0.65%	26.94	26.94	261	7,024	14.67%	14.67%	1.78%
	2020		0.65%	0.65%	23.49	23.49	267	6,269	11.99%	11.99%	1.97%
	2019		0.65%	0.65%	20.98	20.98	252	5,281	20.74%	20.74%	2.17%
	2018		0.65%	0.65%	17.38	17.38	255	4,434	-4.97%	-4.97%	1.90%
American Funds Asset Allocation Fund - Class 4
	2022		0.50%	1.65%	11.89	16.15	1,182,637	15,887,052	-15.08%	-14.09%	1.73%
	2021		0.50%	1.65%	13.96	18.80	1,050,974	16,947,189	12.96%	14.27%	1.36%
	2020		0.50%	1.65%	12.33	15.95	996,743	14,369,688	10.32%	11.10%	1.52%
	2019		0.95%	1.65%	11.14	14.38	884,191	11,705,292	18.95%	19.78%	1.98%
	2018		0.95%	1.65%	11.72	12.02	666,728	7,751,797	-6.39%	-5.87%	1.57%
American Funds Capital Income Builder® - Class 1
	2022		0.65%	0.65%	13.60	13.60	725	9,859	-7.50%	-7.50%	2.87%
	2021		0.65%	0.65%	14.70	14.70	979	14,391	14.56%	14.56%	2.87%
	2020		0.65%	0.65%	12.83	12.83	1,207	15,494	3.97%	3.97%	3.13%
	2019		0.65%	0.65%	12.34	12.34	1,319	16,286	17.39%	17.39%	3.15%
	2018		0.65%	0.65%	10.52	10.52	1,319	13,873	-7.37%	-7.37%	2.99%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Capital Income Builder® - Class 4
	2022		0.95%	1.65%	$11.50	$12.52	181,217	$2,175,469	-8.89%	-8.25%	2.55%
	2021		0.95%	1.65%	12.59	13.67	164,932	2,175,529	12.80%	13.60%	2.59%
	2020		0.95%	1.65%	11.12	12.05	149,343	1,748,252	2.41%	3.13%	2.68%
	2019		0.95%	1.65%	10.90	11.70	153,990	1,762,034	15.69%	16.52%	2.65%
	2018		0.95%	1.65%	9.80	10.06	133,946	1,333,668	-8.77%	-8.26%	2.69%
American Funds Capital World Bond Fund - Class 1
	2022		0.65%	0.65%	9.75	9.75	547	5,333	-17.97%	-17.97%	0.29%
	2021		0.65%	0.65%	11.88	11.88	518	6,151	-5.35%	-5.35%	0.31%
	2020		0.65%	0.65%	12.55	12.55	7,324	91,933	9.46%	9.46%	1.56%
	2019		0.65%	0.65%	11.47	11.47	6,100	69,960	7.38%	7.38%	1.92%
	2018		0.65%	0.65%	10.68	10.68	4,797	51,233	-1.78%	-1.78%	2.68%
American Funds Capital World Growth and Income Fund - Class 1
	2022		0.65%	0.65%	21.80	21.80	3,122	68,042	-17.67%	-17.67%	2.79%
	2021		0.65%	0.65%	26.47	26.47	2,525	66,839	14.28%	14.28%	1.96%
	2020		0.65%	0.65%	23.16	23.16	2,140	49,568	8.32%	8.32%	1.72%
	2019		0.65%	0.65%	21.39	21.39	1,459	31,202	30.54%	30.54%	1.90%
	2018		0.65%	0.65%	16.38	16.38	4,040	66,188	-9.94%	-9.94%	1.95%
American Funds Global Growth Fund - Class 2
	2022		0.75%	3.15%	20.74	40.93	239,302	8,375,192	-27.08%	-25.30%	0.66%
	2021		0.75%	3.15%	28.45	55.07	256,489	12,126,577	12.81%	15.55%	0.33%
	2020		0.75%	3.15%	25.22	47.90	278,165	11,564,831	26.42%	29.49%	0.34%
	2019		0.75%	3.15%	19.95	37.18	331,233	10,804,668	31.08%	34.27%	1.07%
	2018		0.75%	3.15%	15.22	27.83	395,464	9,731,881	-11.87%	-9.74%	0.64%
American Funds Global Growth Fund - Class 4
	2022		0.10%	1.65%	12.45	18.37	379,445	6,063,882	-26.15%	-24.99%	0.47%
	2021		0.10%	1.65%	16.81	24.74	295,553	6,684,150	14.24%	15.16%	0.21%
	2020		0.85%	1.65%	14.82	21.54	275,112	5,513,911	28.04%	29.06%	0.16%
	2019		0.85%	1.65%	11.50	16.73	235,541	3,807,978	32.67%	33.60%	0.96%
	2018		0.95%	1.65%	10.07	12.54	228,821	2,807,053	-10.72%	-10.23%	0.52%
American Funds Global Small Capitalization Fund - Class 1
	2022		0.65%	0.65%	28.88	28.88	1,985	57,328	-29.83%	-29.83%	0.00%
	2021		0.65%	0.65%	41.16	41.16	1,887	77,681	6.28%	6.28%	0.00%
	2020		0.65%	0.65%	38.73	38.73	1,543	59,777	29.21%	29.21%	0.20%
	2019		0.65%	0.65%	29.98	29.98	1,296	38,842	30.99%	30.99%	0.44%
	2018		0.65%	0.65%	22.88	22.88	1,028	23,526	-10.89%	-10.89%	0.37%
American Funds Global Small Capitalization Fund - Class 2
	2022		0.65%	3.00%	15.52	45.71	201,187	5,488,299	-31.64%	-30.01%	0.00%
	2021		0.65%	3.00%	22.70	65.94	203,356	8,132,210	3.58%	6.05%	0.00%
	2020		0.65%	3.00%	21.91	62.77	230,506	8,746,002	25.89%	28.88%	0.17%
	2019		0.65%	3.00%	17.41	49.17	264,030	7,779,757	27.63%	30.67%	0.15%
	2018		0.65%	3.00%	13.64	37.99	301,956	6,918,718	-13.20%	-11.13%	0.08%
American Funds Global Small Capitalization Fund - Class 4
	2022		0.10%	1.65%	10.11	14.37	57,234	716,309	-30.84%	-29.76%	0.00%
	2021		0.10%	1.65%	14.79	20.45	49,975	906,053	4.84%	6.32%	0.00%
	2020		0.10%	1.50%	14.03	18.30	38,979	691,758	27.46%	28.30%	0.13%
	2019		0.85%	1.50%	12.98	14.30	42,616	592,900	29.29%	30.16%	0.01%
	2018		0.85%	1.65%	10.81	11.02	41,120	449,186	-12.13%	-11.78%	0.02%
American Funds Growth Fund - Class 1
	2022		0.65%	0.65%	57.09	57.09	192	10,973	-30.23%	-30.23%	0.61%
	2021		0.65%	0.65%	81.83	81.83	170	13,934	21.50%	21.50%	0.06%
	2020		0.65%	0.65%	67.35	67.35	3,331	224,335	51.47%	51.47%	0.57%
	2019		0.65%	0.65%	44.46	44.46	2,983	132,628	30.26%	30.26%	1.06%
	2018		0.65%	0.65%	34.13	34.13	2,493	85,089	-0.66%	-0.66%	0.75%
American Funds Growth Fund - Class 2
	2022		0.65%	3.15%	29.25	64.25	876,247	41,891,400	-32.11%	-30.39%	0.31%
	2021		0.65%	3.15%	43.08	93.18	955,804	66,337,194	18.16%	21.20%	0.21%
	2020		0.65%	3.15%	36.45	77.61	1,095,417	63,392,648	47.37%	51.10%	0.32%
	2019		0.65%	3.15%	24.20	51.86	1,404,344	54,863,763	26.72%	29.93%	0.73%
	2018		0.65%	3.15%	19.01	40.29	1,606,511	48,962,852	-3.34%	-0.90%	0.41%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth Fund - Class 4
	2022		0.10%	1.65%	$14.53	$26.24	739,321	$13,074,717	-31.26%	-30.18%	0.11%
	2021		0.10%	1.65%	21.08	37.66	564,798	15,528,244	19.69%	21.56%	0.06%
	2020		0.10%	1.65%	17.56	31.04	473,567	11,761,437	49.23%	51.56%	0.20%
	2019		0.10%	1.65%	11.73	20.52	384,131	6,805,546	28.31%	30.31%	0.60%
	2018		0.10%	1.65%	10.99	15.78	314,700	4,643,971	-1.99%	-0.60%	0.27%
American Funds Growth-Income Fund - Class 1
	2022		0.65%	1.65%	32.04	44.89	4,991	214,490	-17.66%	-16.83%	1.56%
	2021		0.65%	1.65%	38.92	53.98	4,847	250,044	22.38%	23.61%	1.13%
	2020		0.65%	1.65%	31.80	43.67	7,545	318,563	11.95%	13.08%	1.68%
	2019		0.65%	1.65%	28.40	38.62	6,598	244,760	24.39%	25.64%	2.04%
	2018		0.65%	1.65%	22.83	30.74	5,689	165,787	-3.16%	-2.19%	1.79%
American Funds Growth-Income Fund - Class 2
	2022		0.65%	3.15%	16.53	46.20	1,238,730	43,433,150	-19.09%	-17.03%	1.24%
	2021		0.65%	3.15%	20.38	56.22	1,410,352	60,141,179	20.26%	23.29%	1.11%
	2020		0.65%	3.15%	16.91	46.03	1,547,143	53,926,940	10.03%	12.81%	1.33%
	2019		0.65%	3.15%	15.33	41.19	1,783,284	55,872,667	22.22%	25.32%	1.63%
	2018		0.65%	3.15%	12.51	33.18	1,999,291	50,482,845	-4.83%	-2.42%	1.34%
American Funds Growth-Income Fund - Class 4
	2022		0.10%	1.65%	12.81	19.31	488,250	7,585,110	-18.07%	-16.79%	1.15%
	2021		0.10%	1.65%	15.59	23.44	398,974	7,941,692	21.77%	23.68%	0.99%
	2020		0.10%	1.65%	12.76	19.15	332,716	5,620,528	11.40%	13.14%	1.22%
	2019		0.10%	1.65%	11.42	17.09	293,183	4,708,314	23.80%	25.73%	1.59%
	2018		0.10%	1.65%	10.83	13.73	241,354	3,252,457	-3.66%	-3.13%	1.26%
American Funds High-Income Trust - Class 1
	2020		0.65%	0.65%	15.66	15.66	4,317	67,587	7.51%	7.51%	9.41%
	2019		0.65%	0.65%	14.56	14.56	3,557	51,802	12.12%	12.12%	7.03%
	2018		0.65%	0.65%	12.99	12.99	2,788	36,219	-2.78%	-2.78%	7.05%
American Funds International Fund - Class 1
	2022		0.65%	1.65%	14.88	19.35	4,766	81,872	-21.87%	-21.09%	2.03%
	2021		0.65%	1.65%	19.04	24.51	4,473	97,225	-2.85%	-1.87%	2.74%
	2020		0.65%	1.65%	19.60	24.98	4,257	94,628	12.40%	13.53%	0.92%
	2019		0.65%	1.65%	17.44	22.00	4,156	80,854	21.20%	22.42%	1.66%
	2018		0.65%	1.65%	14.39	17.98	5,725	93,664	-14.37%	-13.51%	2.02%
American Funds International Fund - Class 2
	2022		0.65%	3.20%	9.45	29.20	634,398	12,554,134	-23.29%	-21.30%	1.71%
	2021		0.65%	3.20%	12.29	37.45	673,257	17,098,918	-4.60%	-2.12%	2.37%
	2020		0.65%	3.20%	12.84	38.63	732,582	19,333,703	10.38%	13.23%	0.66%
	2019		0.65%	3.20%	11.60	34.44	787,663	18,575,847	19.01%	22.09%	1.41%
	2018		0.65%	3.20%	9.72	28.48	890,867	17,368,643	-15.87%	-13.70%	1.63%
American Funds International Fund - Class 4
	2022		0.85%	1.65%	8.48	10.60	370,008	3,611,600	-22.32%	-21.69%	1.59%
	2021		0.85%	1.65%	10.89	13.57	328,156	4,172,645	-3.32%	-2.55%	2.42%
	2020		0.85%	1.65%	11.23	13.96	273,059	3,657,855	11.80%	12.69%	0.47%
	2019		0.85%	1.65%	10.08	12.41	255,968	3,099,969	20.66%	21.62%	1.30%
	2018		0.85%	1.65%	9.97	10.23	233,447	2,373,816	-14.83%	-14.36%	1.60%
American Funds International Growth and Income Fund - Class 1
	2022		0.65%	0.65%	13.95	13.95	11,490	160,338	-15.56%	-15.56%	3.01%
	2021		0.65%	0.65%	16.52	16.52	10,973	181,319	4.96%	4.96%	2.98%
	2020		0.65%	0.65%	15.74	15.74	4,425	69,670	5.55%	5.55%	1.90%
	2019		0.65%	0.65%	14.92	14.92	3,598	53,663	22.26%	22.26%	3.02%
	2018		0.65%	0.65%	12.20	12.20	2,804	34,212	-11.58%	-11.58%	2.80%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2022		1.30%	2.90%	11.18	15.59	909,156	13,986,757	-16.43%	-15.08%	2.17%
	2021		1.30%	2.90%	13.38	18.36	995,032	18,051,433	9.29%	11.05%	1.36%
	2020		1.30%	2.90%	12.24	16.54	1,178,568	19,276,148	2.86%	4.51%	1.52%
	2019		1.30%	2.90%	14.37	15.82	1,212,290	18,994,927	14.90%	16.46%	2.30%
	2018		1.30%	2.65%	12.51	13.59	1,082,195	14,583,947	-7.38%	-6.12%	1.33%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Mortgage Fund - Class 1
	2022		0.65%	0.65%	$11.14	$11.14	8,899	$99,173	-10.34%	-10.34%	1.49%
	2021	5/19/21	0.65%	0.65%	12.43	12.43	8,536	106,098	0.18%	0.18%	0.72%
American Funds Mortgage Fund - Class 4
	2022		0.50%	1.50%	9.34	10.07	48,967	478,731	-11.50%	-10.61%	1.69%
	2021		0.50%	1.50%	10.55	10.94	55,468	613,286	-2.26%	-1.72%	0.33%
	2020		0.95%	1.50%	10.79	11.13	23,146	253,556	4.80%	5.37%	1.17%
	2019		0.95%	1.65%	10.21	10.53	19,397	201,826	3.08%	3.66%	2.09%
	2018		1.10%	1.65%	9.91	10.16	25,645	258,087	-1.57%	-1.03%	1.71%
American Funds New World Fund® - Class 1
	2022		0.65%	1.65%	13.02	14.63	3,961	56,649	-23.14%	-22.37%	1.62%
	2021		0.65%	1.65%	16.95	18.85	3,646	67,226	3.44%	4.48%	1.11%
	2020		0.65%	1.65%	16.38	18.04	3,460	61,102	21.86%	23.09%	0.25%
	2019		0.65%	1.65%	13.44	14.66	3,110	44,461	27.35%	28.63%	1.23%
	2018		0.65%	1.65%	10.56	11.39	3,398	37,803	-15.24%	-14.39%	1.19%
American Funds New World Fund® - Class 4
	2022		0.10%	1.65%	10.28	13.88	223,645	2,528,253	-23.53%	-22.33%	1.12%
	2021		0.10%	1.65%	13.40	16.68	205,935	3,043,295	2.92%	4.32%	0.69%
	2020		0.30%	1.65%	12.98	15.99	116,218	1,727,132	21.29%	22.92%	0.04%
	2019		0.30%	1.65%	10.67	13.01	119,996	1,467,232	26.68%	28.43%	0.80%
	2018		0.30%	1.65%	9.58	10.13	116,877	1,135,621	-15.53%	-14.50%	0.66%
American Funds The Bond Fund of America - Class 1
	2022		0.65%	0.65%	11.92	11.92	3,537	42,165	-12.83%	-12.83%	3.39%
	2021		0.65%	0.65%	13.68	13.68	3,032	41,471	-0.79%	-0.79%	1.84%
	2020		0.65%	0.65%	13.79	13.79	2,173	29,960	9.24%	9.24%	2.70%
	2019		0.65%	0.65%	12.62	12.62	1,543	19,475	8.99%	8.99%	2.54%
	2018		0.65%	0.65%	11.58	11.58	3,690	42,717	-1.09%	-1.09%	2.70%
American Funds Washington Mutual Investors Fund - Class 1
	2022		1.65%	1.65%	26.67	26.67	2,976	79,366	-9.78%	-9.78%	2.04%
	2021		1.65%	1.65%	29.56	29.56	3,385	100,050	26.02%	26.02%	1.60%
	2020		1.65%	1.65%	23.45	23.45	4,164	97,659	7.26%	7.26%	1.94%
	2019		1.65%	1.65%	21.87	21.87	4,251	92,967	19.67%	19.67%	2.24%
	2018		1.65%	1.65%	18.27	18.27	4,809	87,872	-9.95%	-9.95%	2.06%
American Funds Washington Mutual Investors Fund - Class 4
	2022		0.10%	1.65%	13.03	18.63	359,858	5,153,809	-10.18%	-8.78%	2.13%
	2021		0.10%	1.65%	14.68	20.63	157,210	2,790,711	25.43%	27.38%	1.46%
	2020		0.10%	1.65%	11.62	16.36	89,075	1,333,398	6.69%	7.45%	1.69%
	2019		0.95%	1.65%	10.82	15.25	72,482	1,043,229	19.23%	19.89%	1.99%
	2018		0.95%	1.50%	12.50	12.74	69,438	852,021	-10.28%	-9.92%	1.79%
BlackRock Global Allocation V.I. Fund - Class I
	2021		0.65%	0.65%	24.57	24.57	1,501	36,872	5.98%	5.98%	0.89%
	2020		0.65%	0.65%	23.18	23.18	1,700	39,404	20.22%	20.22%	1.28%
	2019		0.65%	0.65%	19.28	19.28	1,807	34,850	17.22%	17.22%	1.31%
	2018		0.65%	0.65%	16.45	16.45	1,805	29,683	-7.94%	-7.94%	0.97%
BlackRock Global Allocation V.I. Fund - Class III
	2021		0.30%	3.20%	14.51	23.86	2,550,010	53,197,734	3.06%	6.10%	0.81%
	2020		0.30%	3.20%	14.08	22.57	2,802,876	55,526,605	16.91%	20.35%	1.26%
	2019		0.30%	3.20%	12.04	18.82	3,061,347	51,183,778	14.05%	17.39%	1.26%
	2018		0.30%	3.20%	10.56	16.08	3,259,413	47,366,584	-10.49%	-8.13%	0.83%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2022		0.95%	1.50%	10.10	12.71	58,038	688,277	-27.68%	-27.28%	0.00%
	2021		0.95%	1.50%	13.90	17.51	51,324	859,845	8.40%	9.00%	0.16%
	2020		0.95%	1.50%	12.75	16.09	51,664	799,858	15.98%	16.62%	0.53%
	2019		0.95%	1.50%	10.93	13.81	64,748	849,287	22.88%	23.56%	0.82%
	2018		0.95%	1.50%	10.99	11.20	54,734	604,456	-9.93%	-9.57%	0.46%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2022		0.50%	3.25%	12.56	15.64	1,013,294	14,933,464	-34.58%	-32.75%	0.00%
	2021		0.50%	3.25%	18.77	22.62	926,174	20,505,236	17.74%	20.48%	0.00%
	2020		0.95%	3.25%	15.58	18.80	976,229	18,046,001	26.25%	29.18%	0.02%
	2019		0.95%	3.25%	13.87	14.56	960,718	13,705,597	27.94%	30.33%	0.15%
	2018		1.15%	3.00%	10.90	11.15	571,055	6,328,933	-2.84%	-1.47%	0.20%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ClearBridge Variable Mid Cap Portfolio - Class II
	2022		0.55%	2.65%	$13.23	$15.79	224,331	$3,358,164	-27.46%	-25.91%	0.10%
	2021		0.55%	2.65%	17.86	21.37	199,736	4,064,798	25.03%	27.68%	0.03%
	2020		0.55%	2.65%	14.89	16.79	187,646	3,012,873	12.09%	14.13%	0.04%
	2019		0.85%	2.65%	13.29	14.71	169,851	2,414,566	29.17%	31.54%	0.38%
	2018		0.85%	2.65%	10.29	11.05	161,208	1,755,297	-15.08%	-13.75%	0.18%
Columbia VP Commodity Strategy Fund - Class 2
	2022		0.10%	1.10%	14.13	15.03	55,848	814,671	17.40%	18.58%	28.93%
	2021		0.10%	1.10%	12.04	12.04	16,106	202,517	30.57%	30.57%	0.00%
	2020		1.10%	1.10%	9.22	9.22	833	7,675	-2.63%	-2.63%	29.25%
	2019		1.10%	1.10%	9.47	9.47	833	7,885	6.60%	6.60%	0.92%
	2018		1.10%	1.10%	8.88	8.88	833	7,400	-15.11%	-15.11%	0.00%
Columbia VP Emerging Markets Bond Fund - Class 2
	2022		0.10%	1.65%	8.91	9.80	26,517	247,725	-17.53%	-16.24%	3.68%
	2021		0.10%	1.65%	10.80	11.70	56,150	645,201	-4.05%	-2.55%	3.74%
	2020		0.10%	1.65%	11.26	12.01	38,774	459,764	5.41%	7.06%	3.12%
	2019		0.10%	1.65%	10.68	11.22	10,541	114,773	10.25%	11.97%	3.69%
	2018		0.10%	1.65%	9.80	10.02	7,122	69,677	-8.39%	-7.47%	4.37%
Columbia VP Strategic Income Fund - Class 2
	2022		0.95%	1.65%	10.05	10.39	68,828	701,284	-12.97%	-12.35%	2.23%
	2021		0.95%	1.65%	11.54	11.88	106,681	1,243,477	-0.04%	0.67%	4.09%
	2020		0.95%	1.65%	11.52	11.81	24,432	285,643	4.88%	5.62%	2.65%
	2019		0.95%	1.65%	11.15	11.20	28,367	314,020	8.85%	9.01%	3.82%
	2018		1.10%	1.25%	10.24	10.28	12,466	127,734	-1.87%	-1.72%	3.18%
Delaware Ivy VIP Asset Strategy Portfolio - Class II
	2022		0.95%	1.50%	11.24	11.64	54,470	624,912	-16.01%	-15.55%	1.48%
	2021		0.95%	1.50%	13.39	13.80	59,259	807,437	8.80%	9.40%	1.54%
	2020		0.95%	1.50%	12.29	12.64	54,420	681,521	12.18%	12.80%	2.16%
	2019		0.95%	1.50%	10.90	11.22	50,434	560,895	19.96%	20.63%	2.21%
	2018		0.95%	1.50%	9.14	9.32	57,643	533,219	-6.85%	-6.47%	2.26%
Delaware Ivy VIP Energy Portfolio - Class II
	2022		0.95%	1.65%	5.96	8.10	51,517	368,996	48.01%	49.05%	1.53%
	2021		0.95%	1.65%	4.03	5.43	362,439	1,936,012	39.68%	40.66%	3.62%
	2020		0.95%	1.65%	2.88	3.86	34,244	105,894	-37.87%	-37.43%	2.23%
	2019		0.95%	1.65%	4.64	6.17	27,975	137,945	1.78%	2.50%	0.00%
	2018		0.95%	1.65%	4.59	4.68	27,577	130,836	-35.12%	-34.86%	0.00%
Delaware Ivy VIP High Income Portfolio - Class II
	2022		0.10%	1.65%	10.11	11.87	78,506	857,791	-12.42%	-11.05%	7.83%
	2021		0.10%	1.65%	11.51	13.34	177,884	2,187,439	4.33%	5.96%	5.22%
	2020		0.10%	1.65%	11.11	12.20	91,553	1,108,221	4.29%	5.03%	7.60%
	2019		0.95%	1.65%	10.58	11.63	71,924	825,869	9.37%	10.14%	6.55%
	2018		0.95%	1.65%	10.31	10.58	71,086	747,956	-3.72%	-3.19%	6.42%
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II
	2022		0.65%	1.65%	14.27	21.18	112,123	1,800,959	-31.93%	-31.24%	0.00%
	2021		0.65%	1.65%	20.90	30.80	114,495	2,679,720	14.45%	15.60%	0.00%
	2020		0.65%	1.65%	18.20	26.65	138,061	2,777,423	46.78%	48.04%	0.00%
	2019		0.65%	1.50%	12.46	18.00	68,757	981,151	35.89%	37.05%	0.00%
	2018		0.65%	1.50%	12.72	13.13	46,733	553,034	-1.55%	-0.71%	0.00%
Delaware Ivy VIP Science and Technology Portfolio - Class II
	2022		0.10%	1.65%	13.17	20.78	169,782	2,694,971	-32.96%	-31.91%	0.00%
	2021		0.10%	1.65%	19.87	30.51	150,272	3,598,821	13.28%	15.05%	0.00%
	2020		0.10%	1.65%	17.41	26.52	179,553	3,804,110	33.15%	35.23%	0.00%
	2019		0.10%	1.65%	12.99	19.61	154,237	2,480,180	47.04%	49.33%	0.00%
	2018		0.10%	1.65%	12.17	13.13	103,814	1,262,038	-6.65%	-5.33%	0.00%
Delaware Ivy VIP Small Cap Growth Portfolio - Class II
	2022		0.30%	1.50%	11.25	15.82	69,733	871,088	-27.86%	-26.96%	0.00%
	2021		0.30%	1.50%	15.80	21.66	26,209	512,612	2.44%	3.68%	0.71%
	2020		0.30%	1.50%	15.33	20.89	47,529	833,207	35.62%	37.25%	0.00%
	2019		0.30%	1.50%	14.22	15.22	24,713	357,988	21.53%	23.00%	0.00%
	2018	11/2/18	0.10%	1.50%	11.70	12.37	27,409	329,260	-12.48%	-12.29%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Emerging Markets Series - Service Class
	2022		0.10%	3.00%	$8.96	$36.47	695,057	$12,193,934	-29.95%	-27.88%	4.26%
	2021		0.10%	3.00%	12.76	51.36	672,878	16,706,147	-6.00%	-3.23%	0.06%
	2020		0.10%	3.00%	13.54	53.90	660,664	17,681,888	21.01%	24.56%	0.49%
	2019		0.10%	3.00%	11.17	43.94	717,124	15,731,713	18.64%	22.13%	0.40%
	2018		0.10%	3.00%	9.39	36.54	772,740	14,151,267	-18.51%	-16.57%	3.12%
Delaware VIP® Small Cap Value Series - Service Class
	2022		0.10%	3.25%	13.12	55.95	743,426	23,571,030	-15.16%	-12.45%	0.56%
	2021		0.10%	3.25%	15.44	64.90	1,165,037	35,989,988	29.75%	33.61%	0.55%
	2020		0.30%	3.25%	11.89	49.24	867,319	24,825,094	-5.29%	-2.47%	1.02%
	2019		0.30%	3.25%	13.30	51.17	716,760	22,349,329	23.66%	27.34%	0.77%
	2018		0.30%	3.25%	10.71	40.73	690,296	17,637,845	-19.40%	-17.19%	0.60%
Delaware VIP® Small Cap Value Series - Standard Class
	2022		1.40%	2.15%	26.85	61.05	6,611	398,739	-13.96%	-13.31%	0.88%
	2021		1.40%	2.15%	31.21	70.43	9,241	644,212	31.53%	32.55%	0.83%
	2020		1.40%	2.15%	23.73	53.13	9,309	489,112	-4.00%	-3.27%	1.35%
	2019		1.40%	2.15%	24.72	54.93	9,688	525,763	25.43%	26.36%	1.06%
	2018		1.40%	2.15%	19.71	43.47	10,612	455,813	-18.48%	-17.88%	0.88%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2022		0.65%	0.65%	16.21	16.21	756	12,261	-8.02%	-8.02%	7.74%
	2021		0.65%	0.65%	17.63	17.63	963	16,977	12.01%	12.01%	2.10%
	2020		0.65%	0.65%	15.74	15.74	1,133	17,835	5.02%	5.02%	2.73%
	2019		0.65%	0.65%	14.98	14.98	1,208	18,103	13.94%	13.94%	3.78%
	2018		0.65%	0.65%	13.15	13.15	1,204	15,832	-9.73%	-9.73%	2.14%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2022		0.20%	2.95%	9.92	14.67	232,309	3,163,957	-10.42%	-7.92%	7.16%
	2021		0.20%	2.95%	11.07	16.07	257,251	3,901,119	9.08%	12.12%	1.68%
	2020		0.20%	2.95%	10.14	14.46	277,586	3,803,849	2.26%	5.12%	2.56%
	2019		0.20%	2.95%	9.91	13.89	328,720	4,342,149	11.03%	13.10%	3.56%
	2018		0.50%	2.95%	8.92	12.28	350,481	4,096,057	-11.99%	-10.34%	1.84%
DWS Equity 500 Index VIP Portfolio - Class A
	2022		1.25%	1.70%	28.99	46.73	15,146	603,721	-19.72%	-19.35%	1.21%
	2021		1.25%	1.70%	36.00	58.15	18,543	889,729	26.24%	26.80%	1.44%
	2020		1.25%	1.70%	28.43	46.02	18,939	720,637	16.11%	16.63%	1.70%
	2019		1.25%	1.70%	22.27	39.60	21,085	695,600	28.98%	29.56%	2.22%
	2018		1.25%	1.70%	17.26	30.67	27,394	717,438	-6.26%	-5.84%	1.61%
DWS Small Cap Index VIP Portfolio - Class A
	2022		1.25%	1.70%	37.65	45.13	6,594	274,878	-21.98%	-21.62%	0.89%
	2021		1.25%	1.70%	48.25	57.78	7,567	400,122	12.57%	13.08%	0.82%
	2020		1.25%	1.70%	42.86	51.28	7,801	366,153	17.42%	17.95%	1.11%
	2019		1.25%	1.85%	35.56	43.63	9,131	365,185	22.93%	23.67%	1.05%
	2018		1.25%	1.85%	28.93	35.40	9,354	303,859	-12.88%	-12.33%	0.94%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2022		0.10%	1.65%	10.15	11.70	156,442	1,711,736	-4.33%	-2.84%	4.91%
	2021		0.10%	1.65%	10.73	11.58	99,487	1,132,757	1.90%	2.62%	2.87%
	2020		0.95%	1.65%	10.45	11.30	30,298	332,100	0.34%	1.05%	3.52%
	2019		0.10%	1.65%	10.34	11.20	172,861	1,924,237	5.33%	6.99%	4.32%
	2018		0.10%	1.65%	10.30	10.57	162,928	1,705,078	-1.70%	-1.17%	3.94%
Fidelity® VIP Balanced Portfolio - Service Class 2
	2022		0.10%	2.65%	12.02	13.19	2,545,936	32,004,761	-20.33%	-18.27%	1.09%
	2021		0.10%	2.65%	15.09	16.14	2,112,530	32,931,169	14.91%	17.89%	0.89%
	2020		0.10%	2.65%	13.13	13.46	768,647	10,282,329	18.93%	20.73%	1.58%
	2019	6/14/19	0.30%	2.65%	11.04	11.21	214,534	2,388,579	2.34%	9.78%	1.95%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2022		0.30%	3.25%	16.16	50.15	1,920,438	68,973,479	-28.84%	-26.71%	0.27%
	2021		0.30%	3.25%	22.68	69.08	1,877,393	93,993,191	23.44%	26.69%	0.03%
	2020		0.65%	3.25%	18.34	54.86	1,887,885	75,831,538	26.07%	29.39%	0.08%
	2019		0.30%	3.25%	14.69	42.65	2,005,937	63,561,847	27.08%	30.42%	0.22%
	2018		0.65%	3.25%	11.52	32.90	1,959,819	48,489,445	-9.54%	-7.24%	0.44%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2022		0.95%	3.05%	$11.17	$12.91	162,400	$2,034,995	-16.62%	-14.85%	1.94%
	2021		0.95%	3.05%	13.36	15.18	159,957	2,370,536	6.58%	8.84%	1.01%
	2020		0.95%	3.05%	12.28	13.97	115,899	1,581,783	10.47%	12.81%	1.02%
	2019		0.95%	3.05%	10.88	12.40	122,963	1,500,737	14.16%	16.58%	1.74%
	2018		0.95%	3.05%	10.52	10.65	83,883	881,064	-6.97%	-6.41%	1.71%
Fidelity® VIP Growth Portfolio - Initial Class
	2022		1.40%	1.40%	30.10	30.10	9,188	276,510	-25.51%	-25.51%	0.66%
	2021		1.40%	1.40%	40.40	40.40	10,917	441,064	21.50%	21.50%	0.00%
	2020		1.40%	1.40%	33.25	33.25	11,521	383,098	41.89%	41.89%	0.07%
	2019		1.40%	1.40%	23.43	23.43	11,625	272,427	32.45%	32.45%	0.26%
	2018		1.40%	1.40%	17.69	17.69	11,718	207,325	-1.56%	-1.56%	0.22%
Fidelity® VIP Growth Portfolio - Service Class 2
	2022		0.50%	2.90%	21.61	53.90	595,216	20,420,518	-26.80%	-25.02%	0.32%
	2021		0.50%	2.90%	29.07	72.69	497,375	24,129,265	19.38%	21.96%	0.00%
	2020		0.80%	2.95%	24.40	60.10	539,593	22,065,822	39.38%	42.33%	0.04%
	2019		0.30%	2.95%	15.06	42.54	414,199	13,444,576	30.08%	33.58%	0.06%
	2018		0.30%	2.95%	14.37	32.26	447,277	10,879,560	-3.33%	-1.27%	0.04%
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2022		0.10%	3.25%	13.96	33.94	1,291,430	38,383,538	-17.69%	-15.05%	0.27%
	2021		0.10%	3.25%	16.93	40.42	1,298,172	46,810,745	21.30%	25.18%	0.36%
	2020		0.10%	3.25%	13.94	32.66	1,398,962	41,147,125	14.10%	17.75%	0.39%
	2019		0.10%	3.25%	12.33	28.06	1,525,635	39,035,017	19.23%	23.05%	0.69%
	2018		0.10%	3.25%	10.73	23.07	1,499,381	31,840,805	-17.42%	-14.86%	0.41%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2022		0.10%	1.65%	9.99	11.27	250,306	2,625,895	-12.97%	-11.61%	3.48%
	2021		0.10%	1.65%	11.44	12.68	217,586	2,633,217	1.84%	3.43%	2.92%
	2020		0.10%	1.65%	11.20	12.26	133,513	1,570,455	5.41%	7.05%	3.28%
	2019		0.10%	1.65%	10.67	11.45	118,222	1,317,860	8.84%	10.54%	3.40%
	2018		0.10%	1.65%	10.14	10.36	97,685	1,006,580	-4.41%	-2.92%	3.43%
First Trust Capital Strength Portfolio - Class I
	2022		0.95%	1.70%	12.80	13.06	150,071	1,944,405	-12.19%	-11.53%	0.71%
	2021		0.95%	1.70%	14.61	14.68	89,667	1,316,553	23.37%	23.74%	0.68%
	2020	6/30/20	1.25%	1.55%	11.85	11.87	12,013	142,501	2.04%	7.06%	0.08%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2022		0.95%	1.65%	10.43	12.60	91,005	1,033,702	-18.41%	-17.84%	1.54%
	2021		0.95%	1.65%	12.93	15.36	94,906	1,315,985	12.01%	12.79%	0.47%
	2020		0.95%	1.65%	11.47	13.64	42,184	564,249	9.27%	10.04%	0.50%
	2019		0.95%	1.65%	10.42	12.42	42,008	512,363	19.19%	19.84%	0.64%
	2018		0.95%	1.50%	10.25	10.38	38,756	398,000	-9.46%	-9.09%	0.32%
First Trust International Developed Capital Strength Portfolio - Class I
	2022		0.95%	1.35%	12.27	12.41	14,043	174,143	-20.46%	-20.14%	0.90%
	2021	1/11/21	0.95%	1.35%	15.43	15.54	3,181	49,355	10.60%	16.13%	0.91%
First Trust Multi Income Allocation Portfolio - Class I
	2022		0.95%	1.50%	11.36	12.61	37,963	459,093	-8.90%	-8.40%	3.13%
	2021		0.95%	1.50%	12.45	13.78	31,826	426,743	11.01%	11.62%	2.14%
	2020		0.95%	1.50%	11.31	12.37	34,756	425,179	0.96%	1.52%	2.28%
	2019		0.95%	1.50%	11.93	12.20	31,715	383,143	14.65%	15.11%	2.53%
	2018		1.10%	1.50%	10.40	10.60	28,166	296,612	-5.86%	-5.48%	2.24%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2022		0.20%	3.05%	11.58	15.04	1,055,842	13,461,438	-14.84%	-12.38%	1.50%
	2021		0.20%	3.05%	13.37	17.32	1,076,672	17,247,178	8.88%	12.02%	0.95%
	2020		0.20%	3.05%	12.07	15.60	1,106,144	15,995,514	4.57%	7.59%	1.49%
	2019		0.20%	3.05%	11.35	14.63	1,106,334	14,989,083	17.14%	20.41%	1.67%
	2018		0.30%	3.05%	10.51	12.25	922,514	10,638,744	-7.68%	-5.20%	1.72%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Allocation VIP Fund - Class 4
	2022		0.95%	2.65%	$10.21	$11.90	131,695	$1,422,230	-18.39%	-16.99%	1.45%
	2021		0.95%	2.65%	12.51	14.36	62,043	838,885	8.62%	10.48%	1.50%
	2020		0.95%	2.65%	11.67	13.02	59,875	752,276	9.87%	10.70%	1.37%
	2019		0.95%	1.70%	11.78	11.78	44,086	516,542	18.25%	18.25%	3.33%
	2018		1.10%	1.10%	9.96	9.96	44,402	442,235	-10.57%	-10.57%	2.89%
Franklin Income VIP Fund - Class 2
	2022		0.60%	3.25%	12.08	20.26	1,038,898	19,630,722	-8.50%	-6.04%	4.80%
	2021		0.60%	3.25%	13.20	21.70	1,196,878	24,293,855	13.02%	16.05%	4.71%
	2020		0.60%	3.25%	11.68	18.82	1,330,771	23,527,326	-2.53%	0.09%	5.82%
	2019		0.60%	3.25%	13.60	18.92	1,532,076	27,143,790	12.46%	15.19%	5.32%
	2018		0.65%	3.15%	12.09	16.51	1,661,040	26,000,575	-7.27%	-4.91%	4.80%
Franklin Income VIP Fund - Class 4
	2022		0.30%	3.05%	11.48	13.81	833,196	10,553,816	-8.43%	-5.88%	4.66%
	2021		0.30%	3.05%	12.32	14.68	724,616	9,882,548	13.09%	16.24%	4.33%
	2020		0.30%	3.05%	10.71	12.63	653,745	7,763,144	-2.44%	0.28%	5.58%
	2019		0.30%	3.05%	10.87	12.59	567,752	6,800,900	12.56%	15.70%	5.02%
	2018		0.30%	3.05%	10.07	10.88	377,415	3,945,558	-7.24%	-4.70%	4.53%
Franklin Multi-Asset Variable Conservative Growth - Class II
	2022		1.30%	3.25%	10.58	11.81	113,178	1,321,392	-17.07%	-15.44%	1.92%
	2021		1.30%	3.25%	12.76	13.97	107,379	1,459,851	7.57%	9.69%	3.31%
	2020		1.30%	3.25%	11.86	12.73	112,262	1,396,030	7.23%	9.34%	1.99%
	2019		1.30%	3.25%	11.24	11.65	140,303	1,608,683	13.87%	15.42%	2.20%
	2018		1.30%	2.65%	9.87	10.09	82,984	835,136	-7.05%	-5.78%	4.80%
Franklin Mutual Shares VIP Fund - Class 2
	2022		0.65%	2.95%	13.83	21.29	604,346	10,483,759	-10.12%	-8.03%	1.77%
	2021		0.65%	2.95%	15.36	23.19	711,992	13,578,912	15.71%	18.40%	2.83%
	2020		0.65%	2.95%	13.25	19.61	853,724	13,846,134	-7.81%	-5.66%	2.90%
	2019		0.65%	2.95%	14.34	20.82	869,207	15,009,679	19.01%	21.78%	1.80%
	2018		0.65%	2.95%	12.03	17.33	957,202	13,690,408	-11.71%	-9.66%	2.32%
Franklin Mutual Shares VIP Fund - Class 4
	2022		0.10%	3.10%	11.05	13.29	289,359	3,548,260	-10.29%	-7.56%	1.81%
	2021		0.10%	3.10%	12.12	14.38	289,598	3,890,811	15.43%	18.94%	2.84%
	2020		0.10%	3.10%	10.28	12.09	282,114	3,232,801	-8.07%	-5.26%	3.05%
	2019		0.10%	3.10%	11.65	12.76	204,798	2,510,337	18.82%	22.31%	1.93%
	2018		0.10%	3.00%	9.80	10.53	125,291	1,277,481	-11.84%	-9.25%	2.65%
Franklin Rising Dividends VIP Fund - Class 4
	2022		0.95%	1.50%	15.03	20.84	120,482	2,053,335	-12.01%	-11.52%	0.81%
	2021		0.95%	1.50%	17.05	23.59	78,151	1,575,283	24.74%	25.43%	0.73%
	2020		0.95%	1.65%	13.65	18.84	68,828	1,160,976	13.95%	14.75%	1.24%
	2019		0.95%	1.65%	15.92	16.44	78,992	1,203,672	27.04%	27.74%	1.09%
	2018		1.10%	1.65%	12.53	12.87	50,170	643,903	-6.72%	-6.20%	1.21%
Franklin Small Cap Value VIP Fund - Class 4
	2022		0.95%	1.65%	12.27	15.59	57,348	765,437	-11.58%	-10.96%	1.03%
	2021		0.95%	1.65%	13.78	17.53	68,214	1,027,800	23.12%	23.99%	0.68%
	2020		0.95%	1.65%	11.11	14.16	22,352	311,306	3.41%	4.14%	1.33%
	2019		0.95%	1.65%	13.20	13.62	18,383	246,682	24.16%	24.85%	0.91%
	2018		1.10%	1.65%	10.63	10.91	17,075	185,342	-14.43%	-13.96%	0.76%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2022		0.10%	1.65%	12.40	17.40	49,193	737,271	-34.85%	-33.83%	0.00%
	2021		0.10%	1.65%	19.26	26.30	37,923	896,374	8.06%	9.75%	0.00%
	2020		0.10%	1.65%	17.70	23.68	46,683	1,073,777	52.47%	53.54%	0.00%
	2019		0.95%	1.65%	14.98	15.45	37,945	578,630	29.12%	29.83%	0.00%
	2018		1.10%	1.65%	11.68	11.90	34,559	410,550	-6.87%	-6.49%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2022		1.10%	1.50%	$9.28	$9.61	61,206	$570,638	-0.12%	0.28%	1.87%
	2021		1.10%	1.50%	9.30	9.58	15,717	149,539	-1.48%	-1.09%	0.01%
	2020		1.10%	1.50%	9.44	9.69	22,698	219,425	-1.23%	-0.83%	0.26%
	2019		1.10%	1.50%	9.55	9.77	46,539	453,988	0.35%	0.75%	1.84%
	2018		1.10%	1.50%	9.52	9.70	10,779	103,908	-0.03%	0.37%	1.31%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2022		0.65%	2.45%	25.43	32.79	41,095	1,193,964	-8.83%	-7.18%	1.07%
	2021		0.65%	2.45%	27.89	35.32	46,847	1,481,585	20.93%	23.13%	0.87%
	2020		0.65%	2.45%	22.92	28.69	57,363	1,486,422	1.23%	3.07%	1.19%
	2019		0.65%	2.45%	22.33	27.83	55,664	1,408,651	22.58%	24.80%	1.22%
	2018		0.65%	2.45%	17.98	22.30	61,377	1,254,295	-10.93%	-9.31%	0.97%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2022		0.95%	1.50%	9.10	10.22	38,132	378,423	-8.00%	-7.49%	3.64%
	2021		0.95%	1.50%	9.89	11.05	33,244	355,103	3.10%	3.67%	1.78%
	2020		0.95%	1.50%	9.59	10.66	11,490	113,021	4.99%	5.57%	1.61%
	2019		0.95%	1.50%	9.14	10.10	24,238	226,754	6.99%	7.57%	2.65%
	2018		0.95%	1.50%	8.54	8.70	22,907	198,921	-8.48%	-8.11%	2.28%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.18%
Guggenheim VT Long Short Equity
	2022		0.95%	1.65%	10.42	11.51	29,361	333,532	-15.79%	-15.20%	0.47%
	2021		0.95%	1.65%	12.29	13.59	23,398	312,994	21.77%	22.63%	0.65%
	2020		0.95%	1.65%	10.02	11.10	23,299	254,593	3.21%	3.94%	0.86%
	2019		0.95%	1.65%	9.64	10.70	30,160	319,113	3.81%	4.54%	0.58%
	2018		0.95%	1.65%	10.06	10.25	27,520	279,132	-14.23%	-13.89%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2022		0.10%	1.50%	10.79	11.76	45,758	507,366	-4.72%	-3.38%	1.09%
	2021		0.10%	1.50%	11.32	12.17	42,832	500,502	6.50%	8.00%	0.00%
	2020		0.10%	1.50%	10.83	10.92	38,301	416,135	6.21%	6.37%	1.69%
	2019		0.95%	1.10%	10.28	10.28	14,605	150,095	3.86%	3.86%	2.38%
	2018		1.10%	1.25%	9.83	9.90	13,822	136,823	-6.25%	-6.11%	0.00%
Hartford Capital Appreciation HLS Fund - Class IC
	2022		0.95%	1.50%	13.12	17.30	43,867	733,253	-16.97%	-16.51%	0.25%
	2021		0.95%	1.65%	15.71	20.76	44,603	894,841	12.32%	13.10%	0.03%
	2020		0.95%	1.65%	17.90	18.38	50,103	906,428	19.51%	19.99%	0.52%
	2019		1.10%	1.50%	14.98	15.32	44,877	684,988	28.69%	29.20%	1.04%
	2018		1.10%	1.50%	11.64	11.86	42,203	498,896	-8.79%	-8.43%	0.48%
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
	2022		0.30%	1.65%	9.15	11.21	83,600	836,316	-28.36%	-27.38%	0.00%
	2021		0.30%	1.65%	12.92	15.44	75,414	1,061,040	8.32%	9.79%	0.00%
	2020		0.30%	1.65%	11.84	14.07	70,670	924,264	19.06%	20.68%	0.65%
	2019		0.30%	1.65%	10.80	11.66	72,197	793,849	25.86%	27.57%	0.71%
	2018		0.30%	1.65%	8.64	9.14	76,736	668,679	-20.75%	-19.79%	0.69%
Invesco V.I. American Franchise Fund - Series I Shares
	2022		1.40%	2.60%	10.71	20.42	6,978	88,621	-32.89%	-32.07%	0.00%
	2021		1.40%	2.60%	15.81	42.27	7,445	152,147	9.06%	10.37%	0.00%
	2020		1.40%	2.60%	14.36	38.57	7,823	147,153	38.71%	40.38%	0.07%
	2019		1.40%	2.60%	10.25	27.66	8,499	116,821	33.25%	34.86%	0.00%
	2018		1.40%	2.60%	7.62	20.66	8,618	89,611	-6.10%	-4.97%	0.00%
Invesco V.I. American Franchise Fund - Series II Shares
	2022		1.70%	1.70%	23.35	23.35	1,054	24,619	-32.46%	-32.46%	0.00%
	2021		1.70%	1.70%	34.56	34.56	1,051	36,339	9.77%	9.77%	0.00%
	2020		1.70%	1.70%	31.49	31.49	1,048	33,005	39.61%	39.61%	0.00%
	2019		1.70%	1.70%	22.55	22.55	3,037	68,488	34.12%	34.12%	0.00%
	2018		1.70%	1.70%	16.82	16.82	5,215	87,700	-5.51%	-5.51%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2022		0.10%	1.65%	$10.46	$12.15	29,466	$332,863	-15.92%	-14.60%	7.06%
	2021		0.10%	1.65%	12.35	14.23	31,430	421,412	7.47%	9.14%	2.98%
	2020		0.10%	1.65%	11.41	13.15	32,848	409,283	8.19%	9.89%	6.69%
	2019		0.10%	1.65%	11.72	12.09	50,781	599,923	13.00%	14.77%	0.00%
	2018		0.10%	1.65%	10.34	10.64	60,844	638,562	-8.24%	-6.80%	1.26%
Invesco V.I. Comstock Fund - Series II Shares
	2022		0.95%	1.65%	13.50	18.08	41,338	577,144	-0.81%	-0.11%	1.39%
	2021		0.95%	1.65%	13.51	18.13	17,361	258,280	31.07%	31.79%	1.99%
	2020		0.95%	1.50%	10.25	13.77	6,606	86,379	-2.56%	-2.02%	2.23%
	2019		0.95%	1.50%	13.77	14.08	7,761	104,658	23.08%	23.57%	1.60%
	2018		1.10%	1.50%	11.18	11.39	7,690	87,179	-13.67%	-13.33%	1.45%
Invesco V.I. Core Equity Fund - Series I Shares
	2022		1.40%	1.40%	17.37	17.37	2,882	50,055	-21.65%	-21.65%	0.79%
	2021		1.40%	1.40%	22.17	22.17	4,959	109,924	25.96%	25.96%	0.51%
	2020		1.40%	1.40%	17.60	17.60	7,379	129,851	12.27%	12.27%	1.37%
	2019		1.40%	1.40%	15.67	15.67	7,553	118,384	27.17%	27.17%	0.96%
	2018		1.40%	1.40%	12.33	12.33	7,708	95,003	-10.66%	-10.66%	0.91%
Invesco V.I. Core Equity Fund - Series II Shares
	2021	7/15/21	1.70%	1.70%	29.01	29.01	1,862	54,026	7.86%	7.86%	0.43%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2022		0.10%	1.50%	12.86	16.34	119,076	1,687,089	-3.39%	-2.02%	1.75%
	2021		0.10%	1.50%	13.49	16.84	115,779	1,706,344	16.83%	17.47%	2.23%
	2020		0.95%	1.65%	11.48	14.36	52,200	719,835	-1.76%	-1.08%	2.87%
	2019		0.95%	1.65%	14.09	14.54	51,401	739,371	22.73%	23.41%	2.72%
	2018		1.10%	1.65%	11.48	11.78	54,265	636,643	-9.32%	-8.82%	2.18%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2022		0.30%	3.25%	13.98	20.17	1,317,244	22,538,184	-14.87%	-12.32%	0.85%
	2021		0.30%	3.25%	16.12	23.05	1,251,239	24,866,283	24.77%	28.50%	1.19%
	2020		0.30%	3.25%	12.81	17.62	1,022,473	15,844,057	8.82%	12.08%	1.34%
	2019		0.30%	3.25%	11.50	15.85	925,078	13,042,762	24.41%	28.07%	1.66%
	2018		0.30%	3.20%	10.76	12.48	700,056	7,825,820	-11.00%	-8.38%	1.20%
Invesco V.I. Equity and Income Fund - Series II Shares
	2022		0.95%	1.65%	12.11	15.47	96,744	1,255,511	-9.23%	-8.59%	3.14%
	2021		0.95%	1.65%	13.50	16.95	11,125	169,929	16.41%	17.23%	1.37%
	2020		0.95%	1.65%	11.51	14.48	50,357	722,336	7.86%	8.62%	2.28%
	2019		0.95%	1.65%	12.94	13.35	49,423	656,991	18.05%	18.70%	2.41%
	2018		1.10%	1.65%	10.96	11.25	46,589	523,081	-11.21%	-10.72%	1.96%
Invesco V.I. EQV International Equity Fund - Series I Shares
	2022		1.40%	1.40%	17.83	17.83	448	7,996	-19.44%	-19.44%	1.74%
	2021		1.40%	1.40%	22.13	22.13	448	9,924	4.42%	4.42%	1.29%
	2020		1.40%	1.40%	21.19	21.19	448	9,502	12.43%	12.43%	2.45%
	2019		1.40%	1.40%	18.85	18.85	448	8,452	26.77%	26.77%	1.60%
	2018		1.40%	1.40%	14.87	14.87	448	6,667	-16.18%	-16.18%	2.07%
Invesco V.I. EQV International Equity Fund - Series II Shares
	2022		0.30%	3.20%	10.32	30.53	418,383	5,531,302	-21.08%	-18.75%	1.51%
	2021		0.30%	3.20%	13.08	37.94	357,997	5,934,030	2.28%	4.69%	1.15%
	2020		0.85%	3.20%	12.79	36.37	235,279	4,005,288	10.16%	12.72%	2.17%
	2019		0.30%	3.20%	11.61	32.38	222,102	3,412,582	24.20%	27.85%	1.38%
	2018		0.30%	3.20%	9.20	25.57	176,207	2,158,350	-17.88%	-15.97%	1.94%
Invesco V.I. Global Fund - Series II Shares
	2022		0.75%	1.05%	24.40	37.09	7,674	213,437	-32.65%	-32.45%	0.00%
	2021		0.75%	1.05%	36.13	54.91	6,985	287,321	13.97%	14.31%	0.00%
	2020		0.75%	1.30%	31.63	48.03	8,466	313,710	25.69%	26.39%	0.44%
	2019		0.75%	1.30%	25.04	38.01	9,219	270,928	29.75%	30.47%	0.63%
	2018		0.75%	1.30%	19.20	29.13	9,956	224,189	-14.52%	-14.04%	0.75%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Main Street Small Cap Fund® - Series II Shares
	2022		0.10%	1.50%	$12.54	$17.80	99,196	$1,348,964	-17.29%	-16.12%	0.34%
	2021		0.10%	1.50%	15.14	21.26	47,425	804,480	20.44%	21.11%	0.20%
	2020		0.95%	1.50%	12.55	17.58	33,993	495,028	17.85%	18.50%	0.39%
	2019		0.95%	1.50%	14.52	14.86	27,493	364,788	24.26%	24.75%	0.00%
	2018		1.10%	1.50%	11.69	11.91	21,942	260,428	-11.87%	-11.52%	0.06%
Janus Henderson Balanced Portfolio - Service Shares
	2022		1.35%	1.70%	32.22	34.35	13,775	459,793	-18.02%	-17.74%	0.97%
	2021		1.35%	1.70%	39.30	41.78	14,099	573,763	14.94%	15.37%	0.68%
	2020		1.35%	1.70%	34.19	36.24	14,252	504,330	12.11%	12.59%	1.43%
	2019		1.35%	1.70%	30.50	32.23	17,530	554,927	20.21%	20.65%	1.58%
	2018		1.35%	1.70%	25.37	26.73	26,933	704,690	-1.26%	-0.88%	1.75%
Janus Henderson Enterprise Portfolio - Service Shares
	2022		1.40%	2.70%	35.38	74.78	4,999	343,335	-18.39%	-17.33%	0.08%
	2021		1.40%	2.70%	43.35	90.62	5,289	439,998	13.40%	14.92%	0.24%
	2020		1.40%	2.70%	38.22	79.01	5,458	395,535	16.03%	17.52%	0.00%
	2019		1.40%	2.70%	32.94	67.36	5,686	351,886	31.58%	33.28%	0.05%
	2018		1.40%	2.70%	39.16	50.64	5,976	277,766	-2.34%	-2.03%	0.11%
Janus Henderson Global Research Portfolio - Service Shares
	2022		1.50%	1.50%	27.64	27.64	785	20,215	-20.81%	-20.81%	0.95%
	2021		1.50%	1.50%	34.90	34.90	606	21,153	16.05%	16.05%	0.36%
	2020		1.50%	1.50%	30.07	30.07	598	17,994	17.98%	17.98%	0.56%
	2019		1.50%	1.50%	25.49	25.49	599	15,259	26.80%	26.80%	0.87%
	2018		1.50%	1.50%	20.10	20.10	613	12,326	-8.48%	-8.48%	0.98%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2022		0.10%	3.30%	8.19	9.97	1,619,586	14,873,592	-15.57%	-12.82%	1.74%
	2021		0.10%	3.30%	9.72	11.44	1,577,260	16,853,043	-4.81%	-1.76%	1.65%
	2020		0.10%	3.25%	10.21	11.64	1,299,311	14,302,800	4.24%	7.57%	1.79%
	2019		0.10%	3.25%	9.99	10.85	983,300	10,198,637	5.05%	6.85%	2.15%
	2018		0.95%	2.65%	9.51	9.80	541,466	5,278,494	-2.84%	-1.47%	2.14%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2022		1.10%	2.30%	11.17	12.25	22,828	276,432	-19.69%	-18.72%	1.41%
	2021		1.10%	2.30%	13.91	15.07	24,086	359,097	6.78%	8.07%	0.76%
	2020		1.10%	2.30%	13.03	13.95	29,801	410,667	12.78%	14.14%	1.89%
	2019		1.10%	2.30%	11.55	12.22	29,971	362,016	13.93%	15.30%	2.11%
	2018		1.10%	2.30%	10.14	10.60	30,753	322,842	-8.44%	-7.34%	0.00%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2022		1.10%	1.65%	10.24	11.37	27,018	292,598	-13.94%	-13.46%	3.40%
	2021		1.10%	1.65%	12.66	13.13	23,340	296,329	6.45%	7.03%	2.93%
	2020		1.10%	1.65%	11.89	12.27	28,615	343,507	3.49%	4.06%	4.11%
	2019		1.10%	1.65%	11.49	11.79	22,626	262,445	12.40%	13.02%	2.80%
	2018		1.10%	1.65%	10.22	10.43	17,596	181,525	-6.47%	-5.96%	0.00%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2021		0.75%	0.75%	16.34	16.34	5,749	93,939	13.06%	13.06%	1.77%
	2020		0.75%	0.75%	14.45	14.45	5,798	83,799	12.45%	12.45%	1.65%
	2019		0.75%	0.75%	12.85	12.85	5,848	75,160	21.04%	21.04%	2.63%
	2018		0.75%	0.75%	10.62	10.62	5,898	62,626	-7.17%	-7.17%	2.00%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2022		0.10%	1.65%	9.95	11.62	250,943	2,644,570	-14.23%	-12.89%	4.70%
	2021		0.10%	1.65%	11.73	13.47	193,491	2,396,556	1.59%	2.30%	3.77%
	2020		0.95%	1.65%	11.47	13.18	102,796	1,307,758	5.55%	6.29%	2.57%
	2019		0.95%	1.65%	12.04	12.42	195,581	2,283,002	11.50%	12.11%	6.17%
	2018		1.10%	1.65%	10.88	11.08	85,626	939,518	-5.45%	-5.07%	4.00%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2022		0.95%	1.65%	11.99	17.34	61,603	878,618	-37.03%	-36.59%	0.00%
	2021		0.95%	1.65%	19.25	27.39	105,211	2,206,494	-4.34%	-3.67%	0.00%
	2020		0.95%	1.65%	19.99	28.47	94,528	2,151,101	69.78%	70.97%	0.00%
	2019		0.95%	1.65%	11.69	16.68	89,528	1,168,220	29.58%	30.52%	0.00%
	2018		0.95%	1.65%	12.48	12.80	47,550	544,193	3.18%	3.74%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2022		0.75%	1.30%	$25.17	$35.72	2,474	$83,086	-13.12%	-12.64%	1.07%
	2021		0.75%	1.30%	28.83	40.89	2,584	99,404	25.64%	26.36%	0.82%
	2020		0.75%	1.30%	22.83	32.36	2,823	85,770	0.44%	1.01%	1.29%
	2019		0.75%	1.30%	22.61	32.04	2,788	84,173	19.95%	20.61%	1.28%
	2018		0.75%	1.30%	18.75	26.56	2,874	72,028	-9.33%	-8.84%	1.50%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2022		0.50%	1.65%	9.66	10.64	285,843	2,867,264	-6.61%	-5.53%	3.07%
	2021		0.50%	1.65%	10.34	10.79	230,523	2,473,093	-1.02%	-0.32%	2.49%
	2020		0.95%	1.65%	10.45	10.84	171,281	1,830,261	1.44%	2.16%	2.97%
	2019		0.95%	1.65%	10.30	10.62	126,428	1,324,791	3.34%	3.91%	3.83%
	2018		1.10%	1.65%	9.97	10.22	95,687	965,547	-0.51%	0.04%	3.65%
LVIP American Balanced Allocation Fund - Service Class
	2022		0.95%	1.65%	11.34	13.62	428,484	5,574,884	-16.32%	-15.73%	1.68%
	2021		0.95%	1.65%	13.51	16.18	425,216	6,599,913	8.44%	9.20%	2.25%
	2020		0.95%	1.65%	12.42	14.84	362,912	5,253,573	14.08%	14.88%	1.65%
	2019		0.95%	1.65%	12.54	12.94	370,431	4,688,716	15.30%	15.93%	2.30%
	2018		1.10%	1.65%	10.88	11.16	341,636	3,781,359	-5.96%	-5.44%	1.66%
LVIP American Balanced Allocation Fund - Standard Class
	2022		0.65%	0.65%	18.15	18.15	282	5,117	-15.18%	-15.18%	1.73%
	2021		0.65%	0.65%	21.40	21.40	381	8,145	9.91%	9.91%	2.26%
	2020		0.65%	0.65%	19.47	19.47	470	9,141	15.63%	15.63%	1.88%
	2019		0.65%	0.65%	16.84	16.84	513	8,638	16.87%	16.87%	2.57%
	2018		0.65%	0.65%	14.41	14.41	513	7,392	-4.69%	-4.69%	2.07%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2022		0.50%	3.00%	14.69	17.35	2,354,254	39,550,191	-10.46%	-8.19%	1.74%
	2021		0.50%	3.00%	16.47	19.02	2,445,430	45,183,415	17.28%	20.18%	0.93%
	2020		0.50%	2.95%	14.04	15.93	2,681,070	41,638,253	1.77%	4.30%	0.76%
	2019		0.50%	3.00%	13.76	15.37	2,622,149	39,388,994	23.59%	25.89%	3.10%
	2018		1.15%	3.20%	11.02	12.21	2,471,167	29,560,549	-13.66%	-11.87%	0.90%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2022		1.30%	1.55%	11.38	11.62	254,191	2,912,156	-17.12%	-16.91%	1.83%
	2021		1.30%	1.55%	13.73	13.99	265,381	3,666,322	7.30%	7.57%	2.43%
	2020		1.30%	1.55%	12.80	13.00	271,561	3,502,274	8.02%	8.29%	1.63%
	2019		1.30%	1.55%	11.85	12.01	278,216	3,320,209	14.17%	14.45%	2.21%
	2018		1.30%	1.55%	10.38	10.49	278,832	2,911,140	-4.88%	-4.64%	1.77%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2022		1.30%	2.35%	10.59	11.57	524,883	6,016,180	-20.32%	-19.47%	1.11%
	2021		1.30%	2.35%	13.29	14.36	643,258	9,159,812	8.21%	9.35%	1.73%
	2020		1.30%	2.35%	12.28	13.14	710,954	9,271,120	7.94%	9.08%	1.15%
	2019		1.30%	2.35%	11.38	12.04	755,931	9,047,784	14.24%	15.45%	1.69%
	2018		1.30%	2.35%	9.96	10.43	832,512	8,635,809	-6.52%	-5.54%	1.01%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2022		0.65%	0.65%	15.47	15.47	12,683	196,235	-18.66%	-18.66%	1.55%
	2021		0.65%	0.65%	19.02	19.02	13,507	256,937	10.45%	10.45%	2.15%
	2020		0.65%	0.65%	17.22	17.22	14,344	247,030	10.18%	10.18%	1.53%
	2019		0.65%	0.65%	15.63	15.63	15,230	238,066	16.61%	16.61%	2.09%
	2018		0.65%	0.65%	13.41	13.41	16,171	216,782	-4.58%	-4.58%	1.54%
LVIP American Global Growth Fund - Service Class II
	2022		0.30%	3.25%	15.49	32.25	533,918	15,202,430	-27.42%	-25.24%	0.57%
	2021		0.30%	3.25%	21.27	43.30	531,408	20,513,028	12.31%	15.27%	0.00%
	2020		0.65%	3.25%	18.87	37.56	474,020	15,964,150	26.15%	29.15%	0.00%
	2019		0.65%	3.00%	14.94	29.08	493,097	12,961,141	30.93%	33.90%	1.35%
	2018		0.65%	2.90%	17.32	21.72	434,422	8,589,631	-11.85%	-9.98%	0.83%
LVIP American Global Small Capitalization Fund - Service Class II
	2022		0.20%	2.75%	14.15	19.64	132,335	2,457,155	-31.76%	-29.99%	4.42%
	2021		0.20%	2.75%	20.22	28.32	127,029	3,420,874	3.41%	6.08%	0.00%
	2020		0.20%	2.95%	19.06	26.95	133,887	3,438,908	25.47%	28.96%	0.00%
	2019		0.20%	2.95%	17.79	21.10	168,464	3,405,716	27.21%	29.52%	1.38%
	2018		0.50%	2.95%	13.98	16.99	190,085	2,967,068	-13.49%	-11.50%	0.70%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Allocation Fund - Service Class
	2022		0.95%	1.65%	$11.31	$14.01	220,659	$2,723,727	-17.33%	-16.75%	1.24%
	2021		0.95%	1.65%	13.64	16.85	231,672	3,462,638	8.70%	9.46%	1.95%
	2020		0.95%	1.65%	12.64	15.42	197,215	2,746,006	15.06%	15.69%	1.32%
	2019		0.95%	1.50%	10.93	13.35	133,896	1,737,152	17.43%	18.07%	2.07%
	2018		0.95%	1.50%	11.11	11.32	129,144	1,433,306	-6.75%	-6.37%	1.78%
LVIP American Growth Fund - Service Class II
	2022		0.20%	3.05%	21.63	42.28	1,721,186	68,469,734	-32.29%	-30.33%	1.65%
	2021		0.20%	3.05%	31.08	61.27	1,520,425	87,847,790	17.93%	21.33%	0.55%
	2020		0.20%	3.05%	25.36	50.98	1,423,951	68,426,564	47.00%	51.25%	0.00%
	2019		0.20%	3.05%	16.97	34.84	1,443,196	46,403,144	26.38%	29.91%	1.94%
	2018		0.30%	3.05%	19.09	27.60	1,230,267	30,887,240	-3.63%	-1.23%	0.44%
LVIP American Growth-Income Fund - Service Class II
	2022		0.30%	3.25%	17.86	34.99	1,733,340	57,321,076	-19.46%	-17.05%	2.41%
	2021		0.30%	3.25%	21.53	42.54	1,724,135	69,482,229	19.73%	23.32%	0.80%
	2020		0.30%	3.25%	17.46	34.79	1,627,004	53,680,837	9.52%	12.80%	1.47%
	2019		0.30%	3.25%	15.05	31.86	1,434,679	42,574,011	21.68%	25.32%	2.76%
	2018		0.30%	3.25%	12.32	25.57	1,230,520	29,401,802	-4.99%	-3.03%	1.62%
LVIP American International Fund - Service Class II
	2022		0.30%	3.25%	9.96	16.32	973,218	13,398,316	-23.60%	-21.31%	2.38%
	2021		0.30%	3.25%	13.01	20.80	922,612	16,340,963	-4.98%	-2.14%	2.12%
	2020		0.30%	3.25%	13.67	21.32	886,526	16,196,646	9.94%	13.23%	0.25%
	2019		0.30%	3.25%	11.37	18.36	906,640	14,930,484	18.52%	22.07%	1.37%
	2018		0.30%	3.25%	9.56	15.45	860,025	11,789,942	-16.10%	-13.76%	3.18%
LVIP American Preservation Fund - Service Class
	2022		0.10%	1.50%	9.02	10.12	121,409	1,128,941	-8.36%	-7.06%	1.65%
	2021		0.10%	1.65%	9.71	10.89	151,967	1,542,882	-2.49%	-0.95%	2.33%
	2020		0.10%	1.65%	10.08	10.99	135,508	1,393,684	3.87%	5.35%	2.06%
	2019		0.10%	1.50%	9.71	10.43	17,464	172,757	2.51%	3.98%	1.78%
	2018		0.10%	1.50%	9.62	9.71	17,697	170,159	-0.72%	-0.60%	1.49%
LVIP Baron Growth Opportunities Fund - Service Class
	2022		0.30%	3.15%	16.20	37.86	654,768	19,816,441	-28.14%	-26.05%	0.00%
	2021		0.30%	3.15%	22.53	52.58	574,421	24,954,483	15.04%	18.36%	0.00%
	2020		0.30%	3.15%	19.57	45.61	612,682	22,914,685	29.93%	33.68%	0.00%
	2019		0.30%	3.15%	15.22	35.04	616,526	17,574,186	32.16%	35.97%	0.00%
	2018		0.30%	3.15%	11.49	26.46	555,076	11,761,203	-6.92%	-4.65%	0.00%
LVIP BlackRock Advantage Allocation Fund - Service Class
	2022		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.89%
	2021		0.95%	3.05%	12.87	17.34	124,587	2,073,260	4.21%	6.42%	1.09%
	2020		0.95%	3.05%	12.10	16.32	113,361	1,778,936	9.46%	11.78%	1.93%
	2019		0.95%	3.05%	10.82	14.47	47,330	656,714	13.33%	15.28%	3.31%
	2018		0.95%	2.65%	11.56	12.60	27,575	331,636	-8.07%	-6.82%	3.91%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2022		0.50%	3.30%	12.62	23.26	5,892,825	109,244,472	-5.70%	-3.02%	2.03%
	2021		0.50%	3.30%	13.37	24.01	6,437,237	124,285,998	18.78%	22.15%	1.79%
	2020		0.50%	3.30%	10.95	19.68	7,407,240	118,315,175	-2.11%	0.36%	1.92%
	2019		0.50%	3.00%	12.74	19.85	7,091,442	113,956,468	14.80%	17.53%	2.28%
	2018		0.65%	3.20%	11.07	17.28	4,965,257	68,307,118	-11.03%	-8.73%	2.11%
LVIP BlackRock Global Allocation Fund - Service Class
	2022	6/3/22	0.30%	3.20%	10.59	20.01	2,636,619	45,714,059	-6.81%	-5.24%	0.23%
LVIP BlackRock Global Allocation Fund - Standard Class
	2022	6/3/22	0.65%	0.65%	20.67	20.67	1,246	25,767	-5.29%	-5.29%	0.36%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
	2022		0.65%	3.05%	8.96	11.30	6,407,692	66,171,928	-20.53%	-18.60%	2.50%
	2021		0.65%	3.05%	11.33	13.88	6,836,144	87,439,950	4.19%	6.66%	4.48%
	2020		0.65%	3.00%	10.87	13.01	7,040,095	85,172,385	7.15%	9.70%	1.60%
	2019		0.65%	3.00%	10.15	11.86	7,513,567	83,648,056	12.79%	15.47%	1.56%
	2018		0.65%	3.00%	9.00	10.27	8,041,671	78,205,898	-10.30%	-8.16%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2022		0.30%	3.30%	$10.12	$12.06	2,641,616	$30,019,948	-19.52%	-17.06%	1.18%
	2021		0.30%	3.30%	12.57	14.64	2,771,600	38,450,782	8.66%	11.97%	0.95%
	2020		0.30%	3.30%	11.73	13.11	2,865,411	35,886,709	-1.38%	1.32%	1.22%
	2019		0.30%	3.00%	11.89	12.98	2,649,708	33,128,207	14.17%	17.29%	1.87%
	2018		0.30%	3.00%	10.42	11.10	2,130,630	22,969,727	-6.19%	-3.92%	1.74%
LVIP BlackRock Global Real Estate Fund - Service Class
	2022		0.10%	2.90%	7.39	16.08	535,410	4,820,039	-30.86%	-28.89%	1.33%
	2021		0.10%	2.90%	10.68	22.72	525,674	6,766,456	24.05%	26.93%	6.52%
	2020		0.60%	2.90%	8.60	17.90	573,604	5,855,465	-5.24%	-3.03%	5.23%
	2019		0.60%	2.90%	9.07	18.11	594,668	6,338,320	21.04%	23.68%	3.18%
	2018		0.65%	2.90%	7.48	14.65	669,874	5,810,628	-11.18%	-9.16%	3.52%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2022		0.10%	3.30%	7.74	11.82	5,828,788	61,170,127	-8.03%	-5.04%	8.78%
	2021		0.10%	3.30%	8.42	12.59	5,838,122	65,283,980	1.07%	4.30%	6.66%
	2020		0.10%	3.25%	8.33	12.13	5,071,725	55,011,926	1.66%	4.70%	0.16%
	2019		0.30%	3.25%	8.19	11.62	5,083,170	53,367,232	2.25%	5.31%	2.00%
	2018		0.30%	3.25%	8.70	11.06	5,321,129	53,755,928	-3.13%	-0.58%	4.66%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2022		0.65%	0.65%	12.17	12.17	11,195	136,299	-5.32%	-5.32%	9.31%
	2021		0.65%	0.65%	12.86	12.86	11,102	142,765	3.99%	3.99%	10.06%
	2020		0.65%	0.65%	12.37	12.37	1,615	19,973	4.59%	4.59%	0.17%
	2019		0.65%	0.65%	11.82	11.82	1,655	19,569	5.21%	5.21%	2.32%
	2018		0.65%	0.65%	11.24	11.24	1,638	18,408	-0.38%	-0.38%	4.15%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.87%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2022		0.65%	3.20%	10.82	12.82	4,235,356	51,475,822	-19.43%	-17.35%	1.08%
	2021		0.65%	3.20%	13.62	15.51	4,253,198	63,054,756	10.94%	13.52%	0.96%
	2020		0.65%	2.95%	12.28	13.66	4,077,558	53,684,565	-0.01%	2.31%	1.17%
	2019		0.65%	2.95%	12.28	13.35	3,226,146	41,785,481	15.03%	17.71%	1.64%
	2018		0.65%	2.95%	10.67	11.34	2,394,874	26,560,710	-5.89%	-3.70%	1.28%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2022		0.50%	3.30%	12.96	29.43	3,282,553	80,039,521	-29.29%	-27.28%	0.00%
	2021		0.20%	3.30%	17.82	40.84	3,080,078	104,491,167	26.29%	29.89%	0.00%
	2020		0.50%	3.30%	13.72	31.73	3,405,788	90,149,420	19.92%	22.89%	0.15%
	2019		0.50%	2.95%	17.03	26.05	3,228,837	70,739,282	16.16%	18.87%	0.51%
	2018		0.65%	2.95%	14.63	22.08	2,874,281	53,610,948	-7.32%	-5.17%	0.57%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2022		1.25%	2.50%	20.21	31.83	2,978	69,432	-28.55%	-27.65%	0.00%
	2021		1.25%	2.50%	28.28	43.99	4,293	146,365	27.63%	29.24%	0.00%
	2020		1.25%	2.50%	22.16	34.04	5,287	140,352	20.76%	22.28%	0.31%
	2019		1.25%	2.50%	18.35	27.84	7,012	154,818	16.97%	18.45%	0.69%
	2018		1.25%	2.70%	15.69	23.50	7,283	136,015	-6.86%	-5.51%	0.65%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2022		0.50%	3.00%	12.09	21.50	3,436,455	53,768,486	-26.01%	-24.14%	0.00%
	2021		0.20%	3.00%	16.13	29.04	3,287,797	68,463,213	9.66%	12.44%	0.00%
	2020		0.50%	3.00%	14.96	26.45	3,417,358	63,815,467	23.64%	26.77%	0.00%
	2019		0.30%	3.00%	12.59	21.39	3,512,609	52,276,690	20.91%	23.79%	0.00%
	2018		0.65%	3.00%	10.40	17.68	3,539,638	42,864,184	-2.83%	-0.52%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2022		0.65%	0.65%	30.37	30.37	186	5,634	-24.06%	-24.06%	0.00%
	2021		0.65%	0.65%	39.99	39.99	174	6,970	12.56%	12.56%	0.00%
	2020		0.65%	0.65%	35.53	35.53	183	6,499	26.88%	26.88%	0.00%
	2019		0.65%	0.65%	28.00	28.00	187	5,249	24.10%	24.10%	0.00%
	2018		0.65%	0.65%	22.56	22.56	199	4,485	-0.28%	-0.28%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Channing Small Cap Value Fund - Service Class
	2022	12/19/22	1.30%	1.30%	$8.75	$8.75	485	$4,245	1.91%	1.91%	0.00%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
	2022		0.65%	3.15%	13.21	16.54	2,252,704	34,445,863	-20.29%	-18.27%	0.53%
	2021		0.65%	3.15%	16.57	20.24	2,319,548	43,770,933	17.85%	20.83%	0.18%
	2020		0.65%	3.15%	14.06	16.75	2,658,609	41,874,417	10.91%	13.71%	0.55%
	2019		0.65%	3.15%	12.83	14.73	2,939,270	41,008,408	15.48%	18.16%	1.45%
	2018		0.65%	3.20%	10.97	12.47	1,865,966	22,219,402	-6.19%	-3.77%	0.91%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
	2022		0.65%	0.65%	17.08	17.08	305	5,204	-17.98%	-17.98%	0.91%
	2021		0.65%	0.65%	20.82	20.82	303	6,316	21.26%	21.26%	0.55%
	2020		0.65%	0.65%	17.17	17.17	334	5,728	14.12%	14.12%	0.94%
	2019		0.65%	0.65%	15.05	15.05	345	5,184	18.60%	18.60%	1.52%
	2018		0.65%	0.65%	12.69	12.69	347	4,404	-3.43%	-3.43%	1.20%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		1.15%	3.15%	9.60	10.26	1,153,203	11,654,017	-8.61%	-6.95%	0.82%
LVIP Delaware Bond Fund - Service Class
	2022		0.10%	3.30%	7.90	14.55	16,018,058	205,993,261	-16.80%	-14.09%	2.82%
	2021		0.10%	3.30%	9.49	17.03	16,161,729	244,967,566	-5.32%	-2.24%	1.75%
	2020		0.10%	3.30%	10.02	17.52	14,004,207	220,358,507	5.98%	9.37%	2.05%
	2019		0.10%	3.25%	9.95	16.11	13,720,043	201,100,156	5.40%	8.72%	2.85%
	2018		0.10%	3.20%	9.44	14.90	12,730,802	173,924,136	-4.29%	-1.76%	2.96%
LVIP Delaware Bond Fund - Standard Class
	2022		1.25%	2.80%	9.21	20.09	147,512	2,318,196	-16.08%	-14.77%	2.86%
	2021		1.25%	2.80%	10.96	23.61	185,469	3,540,669	-4.51%	-3.02%	1.98%
	2020		1.25%	2.80%	11.47	24.38	197,652	3,921,561	6.83%	8.50%	2.34%
	2019		1.25%	2.80%	10.73	22.50	205,422	3,773,180	6.19%	7.85%	3.01%
	2018		1.25%	2.80%	10.09	20.90	221,983	3,812,444	-3.57%	-2.06%	3.11%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2022		0.10%	3.20%	7.72	10.76	5,323,305	50,172,418	-3.31%	-0.26%	2.12%
	2021		0.10%	3.20%	7.99	10.79	5,492,002	52,622,812	-3.01%	0.04%	0.96%
	2020		0.10%	3.20%	8.23	10.83	5,135,272	49,895,719	-2.07%	1.01%	1.26%
	2019		0.10%	3.20%	8.41	10.77	5,476,489	53,425,114	1.06%	4.24%	2.52%
	2018		0.10%	3.20%	8.32	10.38	5,376,954	51,120,917	-3.13%	-0.58%	3.41%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2022		0.65%	0.65%	10.97	10.97	12,817	140,587	-0.55%	-0.55%	2.45%
	2021		0.65%	0.65%	11.03	11.03	12,321	135,897	-0.25%	-0.25%	1.36%
	2020		0.65%	0.65%	11.06	11.06	8,826	97,587	0.71%	0.71%	1.66%
	2019		0.65%	0.65%	10.98	10.98	7,176	78,789	3.93%	3.93%	3.10%
	2018		0.65%	0.65%	10.56	10.56	5,513	58,244	-0.38%	-0.38%	3.79%
LVIP Delaware Diversified Income Fund - Service Class
	2022		0.50%	3.25%	8.08	16.40	6,357,796	91,912,362	-16.87%	-14.55%	2.92%
	2021		0.50%	3.25%	9.72	19.33	6,939,785	118,641,133	-4.77%	-2.11%	4.35%
	2020		0.50%	3.25%	10.21	19.90	6,729,118	119,217,239	7.15%	9.97%	2.40%
	2019		0.30%	3.25%	9.86	18.20	6,847,449	111,363,394	6.62%	9.37%	2.63%
	2018		0.65%	3.20%	9.42	16.74	6,352,535	95,346,289	-5.36%	-2.92%	2.96%
LVIP Delaware Diversified Income Fund - Standard Class
	2022		0.65%	1.65%	11.02	15.34	13,048	185,932	-15.27%	-14.41%	3.38%
	2021		0.65%	1.65%	13.00	17.93	12,859	213,182	-2.91%	-1.94%	5.18%
	2020		0.65%	1.65%	13.39	18.28	12,948	220,409	9.22%	10.32%	2.57%
	2019		0.65%	1.65%	12.26	16.57	11,499	175,297	8.63%	9.72%	2.78%
	2018		0.65%	1.65%	11.29	15.10	9,597	131,843	-3.73%	-2.76%	3.05%
LVIP Delaware High Yield Fund - Service Class
	2022		0.75%	2.90%	9.86	29.10	239,122	4,323,374	-14.19%	-12.32%	6.24%
	2021		0.75%	2.90%	13.98	33.47	187,832	4,670,862	1.60%	3.80%	8.95%
	2020		0.75%	2.90%	13.76	32.52	197,748	4,810,450	3.83%	6.09%	5.74%
	2019		0.75%	2.90%	13.25	30.92	213,245	4,943,449	12.80%	15.25%	6.38%
	2018		0.75%	2.90%	11.75	27.05	241,155	4,895,514	-7.48%	-5.47%	5.95%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware High Yield Fund - Standard Class
	2022		1.40%	2.35%	$17.04	$24.67	5,767	$131,755	-13.47%	-12.64%	5.08%
	2021		1.40%	2.35%	19.69	28.24	7,654	202,988	2.49%	3.46%	9.67%
	2020		1.40%	2.35%	19.21	27.30	7,874	201,337	4.75%	5.75%	6.08%
	2019		1.40%	2.35%	18.34	25.81	8,470	204,905	13.73%	14.81%	6.68%
	2018		1.40%	2.35%	16.13	22.48	9,895	209,757	-6.69%	-5.80%	7.02%
LVIP Delaware Limited-Term Diversified Income Fund - Service Class
	2022		0.20%	3.15%	7.71	12.48	3,427,048	37,143,867	-7.37%	-4.60%	2.07%
	2021		0.20%	3.15%	8.33	13.14	3,983,625	45,891,896	-4.11%	-1.25%	1.34%
	2020		0.20%	3.15%	8.68	13.37	3,827,623	45,315,337	0.89%	3.92%	1.50%
	2019		0.20%	3.15%	8.61	12.92	3,778,876	43,594,621	1.55%	4.12%	2.41%
	2018		0.50%	3.15%	8.48	12.41	3,699,810	41,310,837	-3.05%	-0.60%	2.43%
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
	2022		0.65%	0.65%	12.02	12.02	1,511	18,164	-4.74%	-4.74%	2.70%
	2021		0.65%	0.65%	12.62	12.62	1,368	17,258	-1.32%	-1.32%	1.90%
	2020		0.65%	0.65%	12.79	12.79	922	11,791	3.63%	3.63%	1.78%
	2019		0.65%	0.65%	12.34	12.34	579	7,146	4.53%	4.53%	2.76%
	2018		0.65%	0.65%	11.80	11.80	1,584	18,697	-0.40%	-0.40%	2.72%
LVIP Delaware Mid Cap Value Fund - Service Class
	2022		0.30%	3.00%	16.24	30.74	406,501	8,908,690	-11.88%	-9.47%	1.32%
	2021		0.30%	3.00%	20.58	34.13	370,883	9,198,500	27.57%	30.41%	1.06%
	2020		0.80%	3.00%	16.11	26.17	380,596	7,303,913	-2.65%	-0.64%	2.57%
	2019		0.30%	2.85%	14.07	26.34	327,228	6,340,360	26.32%	29.58%	1.00%
	2018		0.30%	2.85%	13.10	20.43	262,204	3,946,385	-17.44%	-15.72%	1.12%
LVIP Delaware REIT Fund - Service Class
	2022		0.10%	2.90%	9.65	40.03	341,113	8,085,200	-27.66%	-25.60%	2.80%
	2021		0.10%	2.90%	13.14	54.51	361,356	11,778,938	38.47%	42.26%	2.37%
	2020		0.20%	2.90%	9.34	38.78	405,814	9,452,079	-13.20%	-10.82%	1.67%
	2019		0.10%	2.90%	10.74	44.01	402,321	10,729,990	22.88%	26.37%	1.85%
	2018		0.10%	2.90%	12.29	35.28	411,903	8,838,348	-10.17%	-8.25%	1.87%
LVIP Delaware REIT Fund - Standard Class
	2022		1.40%	2.15%	18.04	46.11	7,728	353,077	-26.89%	-26.34%	3.16%
	2021		1.40%	2.15%	24.68	62.60	7,911	490,084	40.03%	41.08%	3.03%
	2020		1.40%	2.15%	17.62	44.37	7,999	350,846	-12.31%	-11.65%	2.22%
	2019		1.40%	2.15%	20.10	50.23	9,915	492,822	24.11%	25.05%	2.12%
	2018		1.40%	2.15%	16.19	40.17	10,714	425,837	-9.20%	-8.51%	2.13%
LVIP Delaware SMID Cap Core Fund - Service Class
	2022		0.30%	2.95%	14.77	53.58	231,888	8,231,678	-16.49%	-14.25%	0.18%
	2021		0.30%	3.00%	17.41	63.30	238,502	10,127,305	19.19%	22.46%	0.57%
	2020		0.30%	3.00%	14.36	52.36	257,806	9,160,358	7.46%	10.41%	0.29%
	2019		0.10%	3.00%	13.33	48.05	271,643	9,118,393	25.43%	29.12%	0.30%
	2018		0.10%	3.00%	13.19	37.77	310,371	8,091,427	-14.99%	-12.66%	0.00%
LVIP Delaware SMID Cap Core Fund - Standard Class
	2022		1.40%	1.40%	32.51	32.51	7,904	256,933	-14.93%	-14.93%	0.35%
	2021		1.40%	1.40%	38.21	38.21	12,609	481,829	21.47%	21.47%	0.96%
	2020		1.40%	1.40%	31.46	31.46	13,032	409,990	9.54%	9.54%	0.56%
	2019		1.40%	1.40%	28.72	28.72	13,796	396,216	27.83%	27.83%	0.55%
	2018		1.40%	1.40%	22.47	22.47	14,391	323,336	-13.34%	-13.34%	0.18%
LVIP Delaware Social Awareness Fund - Service Class
	2022		0.95%	3.00%	16.74	43.82	134,018	4,195,752	-22.36%	-20.75%	0.78%
	2021		0.95%	3.00%	21.68	55.52	137,902	5,485,507	22.27%	24.80%	0.48%
	2020		0.95%	3.00%	26.19	44.67	150,827	4,973,737	15.86%	18.02%	0.94%
	2019		1.05%	2.90%	22.55	37.96	145,571	4,342,690	27.76%	30.14%	1.80%
	2018		1.05%	2.90%	17.61	29.26	139,693	3,211,865	-7.62%	-5.89%	0.95%
LVIP Delaware Social Awareness Fund - Standard Class
	2022		1.25%	2.60%	26.79	49.36	5,053	229,022	-21.78%	-20.71%	1.13%
	2021		1.25%	2.60%	34.25	62.47	5,713	326,459	23.19%	24.86%	0.84%
	2020		1.25%	2.60%	27.80	50.21	6,128	279,886	16.61%	18.20%	1.31%
	2019		1.25%	2.60%	23.84	42.62	6,605	256,308	28.59%	30.34%	2.01%
	2018		1.25%	2.60%	18.54	32.82	7,394	221,787	-7.01%	-5.75%	1.29%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware U.S. Growth Fund - Service Class
	2022		0.30%	3.25%	$17.38	$41.03	236,521	$7,758,609	-30.19%	-28.10%	0.00%
	2021		0.30%	3.25%	27.97	57.81	232,668	10,780,858	13.98%	16.98%	0.00%
	2020		0.65%	3.25%	24.54	49.89	228,464	9,110,548	39.10%	42.75%	0.00%
	2019		0.30%	3.25%	17.64	35.28	256,345	7,175,348	22.82%	26.06%	0.00%
	2018		0.65%	3.25%	18.21	28.25	276,629	6,233,111	-6.06%	-3.92%	0.00%
LVIP Delaware Value Fund - Service Class
	2022		0.10%	3.25%	14.47	43.58	418,267	12,251,801	-6.64%	-3.65%	1.51%
	2021		0.10%	3.25%	15.21	45.92	438,605	13,736,831	18.15%	21.92%	4.96%
	2020		0.10%	3.25%	12.63	38.23	483,314	12,727,607	-2.83%	-0.17%	1.83%
	2019		0.30%	3.00%	12.96	38.80	519,795	14,055,889	16.06%	19.24%	1.48%
	2018		0.30%	3.00%	13.50	32.97	528,268	12,437,570	-5.73%	-3.29%	1.37%
LVIP Delaware Value Fund - Standard Class
	2022		1.40%	1.40%	38.35	38.35	1,319	50,591	-4.61%	-4.61%	1.80%
	2021		1.40%	1.40%	40.20	40.20	1,367	54,969	20.72%	20.72%	5.69%
	2020		1.40%	1.40%	33.30	33.30	1,405	46,798	-0.98%	-0.98%	2.23%
	2019		1.40%	1.40%	33.63	33.63	1,673	56,267	18.30%	18.30%	1.76%
	2018		1.40%	1.40%	28.43	28.43	1,158	32,926	-4.08%	-4.08%	1.97%
LVIP Delaware Wealth Builder Fund - Service Class
	2022		1.30%	2.85%	10.99	22.82	93,406	1,760,693	-13.92%	-12.58%	2.04%
	2021		1.30%	2.85%	12.60	25.65	85,772	1,841,597	8.37%	10.07%	2.01%
	2020		1.30%	2.85%	11.47	23.35	76,750	1,471,478	2.40%	4.00%	1.77%
	2019		1.30%	2.85%	11.05	22.49	79,242	1,465,103	12.42%	14.12%	2.58%
	2018		1.15%	2.80%	9.70	19.75	81,990	1,331,972	-8.07%	-6.68%	2.64%
LVIP Delaware Wealth Builder Fund - Standard Class
	2022		1.40%	2.45%	15.76	23.81	4,871	112,892	-13.36%	-12.44%	2.25%
	2021		1.40%	2.45%	18.19	27.19	4,974	131,634	9.09%	10.23%	2.01%
	2020		1.40%	2.45%	16.67	24.67	5,638	135,761	3.07%	4.15%	2.03%
	2019		1.40%	2.45%	16.18	23.69	5,744	132,956	13.09%	14.29%	2.84%
	2018		1.40%	2.45%	14.30	21.86	6,191	125,491	-7.53%	-6.54%	2.69%
LVIP Dimensional International Core Equity Fund - Service Class
	2022		0.95%	3.15%	9.72	12.59	757,135	8,420,929	-16.32%	-14.45%	3.36%
	2021		0.95%	3.15%	11.61	14.71	657,149	8,511,763	9.43%	11.87%	2.20%
	2020		0.95%	3.15%	10.61	11.92	592,984	6,854,158	3.30%	5.44%	1.57%
	2019		1.10%	3.15%	10.27	11.31	548,492	6,039,920	16.79%	19.21%	2.40%
	2018		1.10%	3.15%	8.84	9.48	440,868	4,087,255	-20.19%	-18.65%	2.02%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2022		0.55%	3.05%	8.40	11.89	3,746,442	37,602,269	-14.04%	-11.86%	3.07%
	2021		0.10%	3.05%	9.78	13.53	3,622,378	41,621,868	11.62%	14.45%	2.83%
	2020		0.55%	3.05%	8.76	11.86	3,762,100	38,112,740	-9.46%	-7.40%	1.65%
	2019		0.80%	3.05%	9.76	12.82	3,088,449	34,018,916	13.13%	15.59%	2.57%
	2018		0.80%	2.95%	8.63	11.09	2,782,664	26,601,768	-18.72%	-16.95%	2.01%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2022		0.10%	3.15%	16.35	32.30	578,593	14,381,360	-18.16%	-15.63%	1.08%
	2021		0.10%	3.15%	19.46	39.39	499,873	15,736,370	23.16%	26.95%	0.88%
	2020		0.10%	3.15%	16.62	31.92	479,586	12,280,801	12.40%	15.85%	1.23%
	2019		0.10%	3.15%	15.09	28.34	456,979	10,337,059	25.64%	29.27%	1.72%
	2018		0.30%	3.15%	12.57	20.17	371,962	6,603,497	-10.47%	-8.61%	1.46%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2022		0.65%	0.65%	46.24	46.24	121	5,588	-15.80%	-15.80%	1.34%
	2021		0.65%	0.65%	54.92	54.92	129	7,088	26.69%	26.69%	1.14%
	2020		0.65%	0.65%	43.35	43.35	146	6,328	15.64%	15.64%	1.55%
	2019		0.65%	0.65%	37.48	37.48	142	5,317	29.23%	29.23%	1.86%
	2018		0.65%	0.65%	29.01	29.01	144	4,182	-7.91%	-7.91%	1.48%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2022		0.10%	3.15%	14.90	18.69	706,483	11,898,291	-16.79%	-14.21%	1.06%
	2021		0.10%	3.15%	17.91	20.53	673,085	13,389,256	23.51%	26.25%	0.91%
	2020		0.95%	3.15%	14.50	16.29	650,896	10,279,705	11.48%	13.96%	1.14%
	2019		0.95%	3.15%	13.01	14.31	643,353	8,973,376	24.53%	27.10%	1.17%
	2018		1.10%	3.15%	10.64	11.26	514,932	5,661,877	-12.22%	-10.84%	1.09%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2022		0.10%	3.30%	$12.94	$25.00	2,800,290	$57,600,701	-17.67%	-14.99%	0.82%
	2021		0.10%	3.30%	15.72	29.63	2,784,950	68,364,827	23.25%	27.25%	0.76%
	2020		0.10%	3.30%	16.06	23.46	3,187,077	62,423,757	11.66%	14.89%	0.87%
	2019		0.10%	2.95%	13.98	20.57	3,314,400	57,281,738	15.81%	19.16%	0.99%
	2018		0.10%	2.95%	13.28	17.40	3,162,704	46,458,008	-10.70%	-8.75%	0.84%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
	2022		0.65%	3.05%	12.68	18.24	2,173,331	36,219,377	-21.63%	-19.73%	0.64%
	2021		0.65%	3.05%	15.96	22.72	2,255,145	47,162,272	22.80%	25.72%	0.96%
	2020		0.65%	3.00%	15.11	18.07	2,487,888	41,734,744	16.30%	19.07%	0.33%
	2019		0.30%	3.00%	12.99	15.18	2,481,235	35,318,977	16.08%	18.84%	0.90%
	2018		0.65%	3.00%	11.19	12.77	2,667,880	32,241,810	-8.96%	-6.79%	0.95%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
	2022		0.65%	0.65%	18.86	18.86	278	5,246	-19.45%	-19.45%	1.02%
	2021		0.65%	0.65%	23.42	23.42	268	6,283	26.16%	26.16%	1.32%
	2020		0.65%	0.65%	18.56	18.56	307	5,706	19.48%	19.48%	0.65%
	2019		0.65%	0.65%	15.54	15.54	334	5,196	19.26%	19.26%	1.25%
	2018		0.65%	0.65%	13.03	13.03	343	4,467	-6.46%	-6.46%	1.34%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2022		0.65%	3.30%	9.75	18.69	4,735,193	56,967,267	-15.13%	-12.85%	1.28%
	2021		0.65%	3.30%	11.45	21.48	5,031,800	70,087,800	13.56%	16.33%	0.90%
	2020		0.65%	3.00%	10.07	18.50	5,633,525	68,081,942	9.06%	11.73%	0.80%
	2019		0.65%	3.00%	9.22	16.59	6,179,165	67,303,102	9.19%	11.85%	1.66%
	2018		0.65%	3.00%	8.43	14.87	5,906,072	57,991,881	-12.05%	-9.88%	1.20%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2022		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.87%
	2021		1.10%	3.05%	13.76	15.10	142,240	2,115,503	7.60%	9.72%	1.61%
	2020		1.10%	3.05%	12.79	13.78	136,193	1,852,088	10.28%	12.45%	1.05%
	2019		1.10%	3.05%	11.58	12.27	125,655	1,522,834	15.12%	17.38%	2.99%
	2018		1.10%	3.05%	9.88	10.46	104,180	1,079,469	-6.37%	-4.90%	1.63%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.84%
	2018		0.65%	3.00%	9.46	10.64	2,361,422	24,037,175	-9.57%	-7.42%	2.81%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	1,267	13,722	-7.08%	-7.08%	3.21%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2022		0.80%	3.00%	9.74	10.67	848,758	8,861,744	-22.11%	-20.38%	2.17%
	2021		0.80%	3.00%	12.64	13.38	722,383	9,513,681	11.46%	13.48%	3.15%
	2020		0.85%	2.65%	11.37	11.79	481,150	5,624,933	3.49%	5.27%	1.84%
	2019		0.85%	2.55%	11.01	11.14	340,246	3,791,290	14.46%	15.67%	9.03%
	2018	12/11/18	1.30%	2.35%	9.62	9.63	7,619	73,342	-1.95%	-1.36%	2.20%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2022		0.65%	3.20%	9.50	17.06	3,848,244	61,278,640	-18.27%	-16.16%	2.22%
	2021		0.65%	3.20%	11.59	20.38	4,381,157	83,987,980	3.98%	6.67%	3.17%
	2020		0.65%	3.20%	11.11	19.22	4,668,077	84,495,864	3.45%	6.12%	1.88%
	2019		0.65%	3.20%	10.71	18.22	5,006,571	86,009,916	11.11%	13.98%	2.29%
	2018		0.65%	3.20%	9.61	16.08	5,529,953	83,953,419	-7.69%	-5.31%	2.24%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2022		1.70%	1.70%	16.66	16.66	8,203	136,636	-16.82%	-16.82%	2.57%
	2021		1.70%	1.70%	20.03	20.03	8,814	176,512	5.82%	5.82%	3.41%
	2020		1.70%	1.70%	18.92	18.92	9,374	177,389	5.27%	5.27%	2.14%
	2019		1.70%	1.70%	17.98	17.98	9,978	179,373	13.07%	13.07%	2.56%
	2018		1.70%	1.70%	15.90	15.90	10,606	168,624	-6.06%	-6.06%	2.51%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2022		0.65%	3.20%	9.29	15.82	17,555,063	258,513,610	-21.44%	-19.41%	2.16%
	2021		0.65%	3.20%	11.81	19.74	18,776,681	347,628,181	8.95%	11.76%	2.74%
	2020		0.65%	3.20%	10.83	17.77	21,106,833	352,769,615	2.27%	4.91%	1.88%
	2019		0.65%	3.20%	10.58	17.04	23,559,270	378,362,266	11.92%	14.81%	2.02%
	2018		0.65%	3.20%	9.44	14.93	25,438,512	359,092,367	-9.50%	-7.16%	2.10%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Income Fund - Service Class
	2022		0.30%	3.15%	$6.94	$10.94	2,377,462	$22,600,829	-17.97%	-15.60%	0.00%
	2021		0.10%	3.15%	8.46	13.00	2,552,349	29,123,646	-8.27%	-5.95%	2.90%
	2020		0.65%	3.15%	9.22	13.82	2,459,532	30,158,555	3.22%	5.83%	1.39%
	2019		0.65%	3.15%	8.94	13.06	2,650,104	31,014,100	3.17%	5.78%	2.31%
	2018		0.50%	3.15%	8.66	12.35	2,877,996	32,154,577	-1.50%	0.99%	3.63%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2022		0.10%	3.45%	9.49	16.47	15,472,029	238,112,578	-20.38%	-17.67%	2.30%
	2021		0.10%	3.45%	13.28	20.24	16,973,152	321,805,946	7.06%	10.42%	2.68%
	2020		0.10%	3.20%	12.41	18.54	19,026,359	331,568,596	2.50%	5.75%	1.77%
	2019		0.10%	3.20%	12.10	17.74	21,012,201	350,952,855	11.12%	14.64%	2.06%
	2018		0.10%	3.20%	10.89	15.65	23,173,038	342,095,688	-8.64%	-5.74%	2.10%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.04%
	2018		0.50%	3.25%	10.13	10.26	77,715	798,791	-6.26%	-5.69%	3.53%
LVIP Government Money Market Fund - Service Class
	2022		0.85%	3.25%	7.09	9.93	4,388,377	40,454,521	-2.10%	0.27%	1.42%
	2021		0.85%	3.25%	7.23	9.92	2,328,858	21,204,867	-3.18%	-0.83%	0.01%
	2020		0.85%	3.25%	7.47	10.01	2,824,517	25,841,935	-3.00%	-0.64%	0.14%
	2019		0.30%	3.25%	7.69	10.18	1,755,925	16,489,465	-1.66%	1.23%	1.50%
	2018		0.30%	3.20%	7.82	10.09	2,045,313	18,721,493	-2.04%	0.49%	1.14%
LVIP Government Money Market Fund - Standard Class
	2022		1.25%	2.70%	7.55	9.92	84,978	778,735	-1.40%	0.04%	1.40%
	2021		1.25%	2.70%	7.66	9.93	68,201	636,251	-2.65%	-1.23%	0.01%
	2020		1.25%	2.70%	7.87	10.07	109,776	1,035,511	-2.39%	-0.97%	0.21%
	2019		1.25%	2.70%	8.06	10.18	63,258	606,737	-0.92%	0.53%	1.79%
	2018		1.25%	2.70%	8.13	10.14	75,072	717,244	-1.31%	0.13%	1.36%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.53	10.63	2,558,490	26,071,038	-11.81%	-9.71%	1.47%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
	2022		0.65%	3.30%	11.16	14.40	2,692,955	35,915,344	-10.27%	-7.86%	1.45%
	2021		0.65%	3.30%	12.44	15.62	2,961,463	43,216,722	16.29%	19.41%	1.06%
	2020		0.65%	3.30%	10.98	13.08	3,349,635	41,279,893	3.63%	6.25%	1.28%
	2019		0.30%	3.15%	10.60	12.31	3,585,196	41,933,070	15.57%	18.49%	1.97%
	2018		0.65%	3.15%	9.26	10.39	911,742	9,067,440	-12.08%	-10.03%	1.53%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2022		0.65%	0.65%	14.86	14.86	355	5,269	-7.53%	-7.53%	1.81%
	2021		0.65%	0.65%	16.06	16.06	394	6,330	19.81%	19.81%	1.46%
	2020		0.65%	0.65%	13.41	13.41	422	5,664	6.63%	6.63%	1.69%
	2019		0.65%	0.65%	12.57	12.57	411	5,166	18.90%	18.90%	1.65%
	2018		0.65%	0.65%	10.58	10.58	414	4,380	-9.72%	-9.72%	1.74%
LVIP JPMorgan High Yield Fund - Service Class
	2022		0.10%	3.25%	9.60	16.35	798,290	11,454,673	-13.32%	-10.55%	5.11%
	2021		0.10%	3.25%	11.06	18.37	878,436	14,265,428	2.77%	6.06%	4.34%
	2020		0.10%	3.25%	10.74	17.41	823,625	12,715,496	2.08%	4.65%	4.75%
	2019		0.30%	3.10%	10.64	16.63	773,402	11,659,397	9.31%	12.01%	5.59%
	2018		0.50%	3.05%	11.97	14.85	715,488	9,755,502	-5.86%	-3.66%	5.64%
LVIP JPMorgan Retirement Income Fund - Service Class
	2022		1.25%	2.95%	10.20	12.76	385,024	4,294,571	-16.07%	-14.63%	1.88%
	2021		0.95%	2.95%	11.96	14.95	356,827	4,597,203	2.53%	4.61%	2.08%
	2020		0.95%	2.95%	11.48	14.33	336,324	4,083,113	6.03%	8.17%	2.33%
	2019		0.95%	2.95%	11.99	13.24	348,559	3,927,490	10.67%	12.18%	4.45%
	2018		1.30%	2.65%	10.83	11.80	51,461	596,678	-7.25%	-5.99%	3.67%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2022		0.65%	3.30%	11.16	22.00	2,490,093	39,232,560	-12.34%	-9.98%	1.08%
	2021		0.65%	3.30%	12.73	25.01	2,806,275	49,581,990	24.57%	27.91%	0.73%
	2020		0.65%	3.30%	11.63	20.00	3,379,725	47,060,033	-1.31%	1.04%	0.92%
	2019		0.65%	3.00%	11.80	20.26	3,364,263	46,776,322	12.44%	15.12%	0.99%
	2018		0.65%	3.20%	10.51	18.01	3,430,092	41,748,849	-14.79%	-12.59%	1.16%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	$26.86	$26.86	4,330	$116,275	1.29%	1.29%	1.34%
	2019		0.65%	0.65%	26.51	26.51	3,489	92,505	15.41%	15.41%	1.42%
	2018		0.65%	0.65%	22.97	22.97	2,694	61,889	-12.37%	-12.37%	1.63%
LVIP Loomis Sayles Global Growth Fund - Service Class
	2022		0.10%	1.10%	11.85	12.41	8,302	101,102	-26.81%	-26.08%	0.00%
	2021		0.10%	1.10%	16.18	16.78	6,518	106,966	4.59%	5.64%	0.00%
	2020	10/1/20	0.10%	1.50%	15.31	15.89	28,619	439,759	4.91%	11.74%	0.10%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2022		0.65%	3.30%	9.80	12.35	3,893,719	44,142,774	-19.19%	-17.01%	0.96%
	2021		0.20%	3.30%	12.20	14.88	3,701,510	50,959,285	8.50%	11.41%	0.82%
	2020		0.65%	3.30%	11.20	13.35	3,722,704	46,430,136	-0.73%	1.58%	1.06%
	2019		0.30%	3.00%	11.25	13.15	3,454,451	42,789,660	22.34%	25.25%	1.54%
	2018		0.65%	3.00%	9.20	10.50	3,141,635	31,299,565	-11.16%	-9.04%	1.97%
LVIP MFS International Growth Fund - Service Class
	2022		0.10%	3.25%	10.99	21.99	855,332	11,657,662	-17.24%	-14.58%	0.81%
	2021		0.10%	3.25%	13.22	25.92	889,609	14,343,846	7.42%	10.86%	0.46%
	2020		0.10%	3.25%	12.26	23.55	917,605	13,497,062	10.59%	14.13%	0.72%
	2019		0.10%	3.25%	11.18	20.78	908,370	11,919,849	23.18%	27.12%	1.46%
	2018		0.10%	3.25%	9.03	16.46	791,316	8,288,062	-11.08%	-8.55%	1.10%
LVIP MFS Value Fund - Service Class
	2022		0.10%	3.25%	15.60	32.81	1,634,685	36,508,820	-9.31%	-6.40%	1.54%
	2021		0.10%	3.25%	16.87	35.24	1,739,106	41,957,256	21.15%	25.03%	1.22%
	2020		0.10%	3.25%	13.91	28.33	1,650,308	32,936,763	0.09%	3.20%	1.50%
	2019		0.20%	3.25%	13.58	27.04	1,459,312	29,178,787	25.50%	29.16%	1.57%
	2018		0.30%	3.15%	13.21	21.05	1,354,093	21,239,699	-13.01%	-10.80%	1.54%
LVIP Mondrian International Value Fund - Service Class
	2022		0.10%	3.25%	8.98	22.54	596,811	9,315,214	-13.83%	-11.07%	2.59%
	2021		0.10%	3.25%	10.37	25.66	573,918	10,392,556	7.44%	10.88%	3.15%
	2020		0.10%	3.25%	9.44	23.44	593,274	9,857,104	-8.24%	-5.50%	2.22%
	2019		0.30%	3.25%	10.42	25.06	556,242	10,026,315	14.18%	17.60%	3.50%
	2018		0.30%	3.25%	9.02	21.54	571,288	9,034,291	-14.23%	-12.27%	2.87%
LVIP Mondrian International Value Fund - Standard Class
	2022		1.25%	2.55%	11.68	25.12	27,100	623,145	-13.01%	-11.87%	2.78%
	2021		1.25%	2.55%	13.42	28.60	28,501	746,410	8.46%	9.88%	3.38%
	2020		1.25%	2.55%	12.37	26.12	30,033	705,388	-7.36%	-6.15%	2.43%
	2019		1.25%	2.55%	13.34	27.93	30,690	775,254	15.27%	16.78%	3.72%
	2018		1.25%	2.70%	11.57	24.00	32,552	705,615	-13.84%	-12.58%	3.09%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2022		1.10%	3.00%	10.68	12.59	374,167	4,535,470	-20.64%	-19.11%	1.29%
	2021		1.10%	3.00%	13.51	15.56	393,835	5,938,105	12.13%	14.23%	1.57%
	2020		1.10%	2.95%	12.05	13.63	336,021	4,459,169	11.73%	13.81%	2.07%
	2019		1.10%	2.95%	10.79	11.97	339,974	3,981,362	15.88%	18.05%	0.40%
	2018		1.10%	2.95%	9.31	10.14	326,898	3,252,025	-11.21%	-9.56%	0.76%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2022		0.10%	3.15%	8.15	10.24	4,949,732	46,453,966	-8.06%	-5.21%	1.84%
	2021		0.10%	3.15%	8.86	10.80	5,303,079	53,148,637	-3.96%	-0.99%	1.40%
	2020		0.10%	3.15%	9.23	10.93	5,128,084	52,718,711	0.61%	3.73%	1.63%
	2019		0.10%	3.15%	9.17	10.59	4,041,721	40,534,200	-0.09%	3.01%	2.88%
	2018		0.10%	3.15%	9.18	10.34	3,890,620	38,441,188	-2.23%	0.81%	2.33%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2022		0.65%	0.65%	10.33	10.33	574	5,937	-5.49%	-5.49%	2.15%
	2021		0.65%	0.65%	10.94	10.94	623	6,808	-1.29%	-1.29%	1.70%
	2020		0.65%	0.65%	11.08	11.08	554	6,135	3.42%	3.42%	1.87%
	2019		0.65%	0.65%	10.71	10.71	479	5,131	2.70%	2.70%	3.23%
	2018		0.65%	0.65%	10.43	10.43	451	4,707	0.51%	0.51%	2.38%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Bond Index Fund - Service Class
	2022		0.30%	3.25%	$7.64	$12.28	4,252,582	$44,712,220	-16.42%	-13.92%	1.83%
	2021		0.30%	3.25%	9.14	14.32	4,675,500	57,870,025	-5.35%	-2.52%	1.69%
	2020		0.30%	3.30%	9.65	14.74	4,384,509	56,293,260	3.80%	6.90%	1.95%
	2019		0.30%	3.25%	9.30	13.83	4,147,649	50,617,067	4.52%	7.65%	2.49%
	2018		0.30%	3.25%	9.13	12.90	4,202,470	48,301,886	-3.66%	-1.17%	2.45%
LVIP SSGA Bond Index Fund - Standard Class
	2022		1.65%	1.65%	9.97	9.97	6,772	67,508	-14.86%	-14.86%	2.15%
	2021		1.65%	1.65%	11.71	11.71	7,259	84,996	-3.58%	-3.58%	1.94%
	2020		1.65%	1.65%	12.14	12.14	6,829	82,926	5.73%	5.73%	2.24%
	2019		1.65%	1.65%	11.49	11.49	7,026	80,702	6.47%	6.47%	2.73%
	2018		1.65%	1.65%	10.79	10.79	6,676	72,021	-1.95%	-1.95%	2.63%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2022		0.95%	2.80%	10.79	14.26	784,593	10,117,240	-17.31%	-15.77%	2.48%
	2021		0.95%	2.80%	12.87	16.96	759,538	11,838,464	3.17%	5.10%	2.00%
	2020		0.95%	2.80%	12.29	16.17	646,410	9,911,135	8.82%	10.86%	1.91%
	2019		0.95%	2.80%	12.51	14.48	630,009	8,806,447	11.38%	13.12%	2.16%
	2018		1.25%	2.80%	11.24	12.80	575,592	7,143,841	-7.21%	-5.76%	2.10%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2022		0.10%	3.05%	10.83	14.95	594,435	7,871,062	-16.12%	-13.60%	3.66%
	2021		0.10%	3.05%	12.91	17.40	579,364	8,972,080	3.95%	7.06%	3.49%
	2020		0.10%	3.05%	12.41	16.34	595,717	8,775,902	6.11%	9.29%	1.89%
	2019		0.10%	3.05%	11.70	15.04	600,735	8,199,613	9.96%	13.24%	2.30%
	2018		0.10%	3.05%	10.43	13.35	712,932	8,729,305	-8.10%	-5.34%	2.51%
LVIP SSGA Developed International 150 Fund - Service Class
	2022		0.80%	3.05%	9.71	16.10	571,457	6,648,490	-10.03%	-7.98%	7.31%
	2021		0.80%	3.05%	10.77	17.50	609,711	7,761,750	9.49%	11.98%	4.23%
	2020		0.80%	3.05%	9.82	15.63	640,272	7,329,290	-7.21%	-5.10%	2.49%
	2019		0.30%	3.05%	10.56	16.47	609,987	7,426,976	11.67%	14.79%	3.90%
	2018		0.30%	3.05%	9.49	14.42	587,077	6,300,722	-17.90%	-16.07%	3.32%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2022		0.50%	2.95%	9.29	12.44	509,947	5,670,783	-14.61%	-12.49%	9.93%
	2021		0.50%	2.95%	10.79	14.27	534,380	6,862,867	5.36%	7.97%	5.20%
	2020		0.50%	2.95%	10.00	13.27	599,268	7,197,429	-0.58%	1.89%	3.31%
	2019		0.50%	2.95%	9.81	13.31	614,301	7,340,492	4.22%	6.81%	3.46%
	2018		0.10%	2.95%	10.06	12.62	645,065	7,294,559	-15.08%	-12.63%	4.23%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2022		0.65%	0.65%	16.62	16.62	3,642	60,539	-12.40%	-12.40%	10.25%
	2021		0.65%	0.65%	18.98	18.98	3,660	69,456	8.08%	8.08%	8.07%
	2020		0.65%	0.65%	17.56	17.56	754	13,238	1.99%	1.99%	3.42%
	2019		0.65%	0.65%	17.22	17.22	824	14,184	6.91%	6.91%	3.85%
	2018		0.65%	0.65%	16.10	16.10	824	13,267	-12.88%	-12.88%	4.45%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2022		0.10%	1.70%	9.80	10.47	100,330	1,007,397	-22.71%	-21.46%	3.23%
	2021		0.10%	1.70%	12.67	13.33	67,443	869,216	-5.16%	-3.63%	2.61%
	2020		0.10%	3.25%	13.36	13.52	39,857	539,024	14.94%	15.58%	2.33%
	2019	2/1/19	1.15%	1.70%	11.63	11.70	11,705	136,705	3.09%	6.64%	3.48%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2022		0.65%	3.00%	9.55	15.38	3,383,031	46,611,004	-17.07%	-15.10%	3.50%
	2021		0.65%	3.00%	11.51	18.15	3,640,525	59,372,302	8.97%	11.57%	4.66%
	2020		0.65%	3.00%	11.17	16.29	4,058,134	59,870,577	3.60%	6.06%	1.60%
	2019		0.65%	3.00%	10.76	15.38	4,327,174	60,710,561	12.06%	14.72%	2.26%
	2018		0.65%	3.00%	9.58	13.43	4,666,738	57,499,775	-11.11%	-9.00%	2.50%
LVIP SSGA International Index Fund - Service Class
	2022		0.10%	3.25%	8.90	16.50	1,121,376	11,950,071	-17.27%	-14.62%	4.17%
	2021		0.10%	3.25%	10.71	19.46	1,126,250	14,240,715	7.24%	10.45%	2.30%
	2020		0.30%	3.25%	9.95	17.71	1,218,465	14,142,623	4.14%	7.26%	2.25%
	2019		0.30%	3.25%	9.52	16.59	1,246,743	13,695,990	17.40%	20.67%	2.39%
	2018		0.50%	3.25%	8.12	12.50	1,259,483	11,560,552	-16.51%	-14.56%	2.49%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA International Managed Volatility Fund - Service Class
	2022		0.65%	3.00%	$7.67	$11.06	2,262,720	$19,752,015	-19.49%	-17.58%	3.86%
	2021		0.65%	3.00%	9.53	13.48	2,313,333	24,743,045	7.23%	9.77%	1.96%
	2020		0.65%	3.00%	8.89	12.33	2,596,073	25,549,472	-4.14%	-1.86%	1.66%
	2019		0.65%	3.00%	9.27	12.62	2,638,439	26,682,482	14.99%	17.72%	2.12%
	2018		0.65%	3.00%	8.06	10.77	2,887,079	25,011,858	-15.01%	-12.99%	2.08%
LVIP SSGA Large Cap 100 Fund - Service Class
	2022		0.85%	3.05%	16.25	35.84	499,632	14,430,343	-12.90%	-10.96%	2.56%
	2021		0.85%	3.05%	18.34	41.11	541,128	18,186,240	27.60%	30.30%	2.07%
	2020		0.95%	3.05%	14.38	32.18	602,637	15,705,488	-0.37%	1.75%	2.43%
	2019		0.30%	3.05%	14.49	32.27	645,933	16,695,837	23.24%	26.61%	2.45%
	2018		0.30%	3.00%	18.24	26.17	656,749	13,598,020	-13.91%	-11.99%	1.87%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2022		0.65%	0.65%	50.64	50.64	5,391	272,972	-10.55%	-10.55%	2.97%
	2021	5/19/21	0.65%	0.65%	56.61	56.61	5,181	293,325	7.88%	7.88%	2.27%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2022		0.80%	3.30%	13.66	18.78	3,171,407	55,690,751	-19.69%	-17.66%	1.12%
	2021		0.20%	3.30%	17.01	22.81	3,170,472	68,089,871	23.63%	26.76%	1.15%
	2020		0.80%	3.30%	15.04	18.00	3,606,781	61,503,902	11.92%	14.57%	1.70%
	2019		0.80%	3.15%	13.44	15.71	3,665,431	54,927,470	17.12%	19.91%	1.36%
	2018		0.80%	3.15%	11.60	13.10	3,213,961	40,395,211	-7.65%	-5.64%	1.61%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2022		0.10%	3.25%	12.35	16.99	844,816	12,603,219	-16.38%	-13.70%	1.16%
	2021		0.10%	3.25%	14.49	19.28	841,032	15,072,577	20.09%	23.44%	0.99%
	2020		0.50%	3.25%	11.84	15.62	699,375	10,231,047	9.30%	12.34%	1.46%
	2019		0.50%	3.25%	10.63	13.90	606,640	8,017,883	21.48%	24.87%	1.40%
	2018		0.50%	3.25%	10.54	10.99	326,354	3,499,047	-14.25%	-12.56%	1.80%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2022		0.65%	0.65%	16.67	16.67	4,329	72,186	-13.96%	-13.96%	1.49%
	2021	5/19/21	0.65%	0.65%	19.38	19.38	4,153	80,483	6.56%	6.56%	1.12%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2022		0.30%	3.25%	10.77	17.81	2,173,830	34,157,392	-18.32%	-15.88%	2.48%
	2021		0.30%	3.25%	13.16	21.25	2,314,891	43,847,738	6.60%	9.79%	2.03%
	2020		0.30%	3.25%	12.33	19.42	2,220,851	38,807,951	9.92%	13.21%	2.01%
	2019		0.30%	3.25%	11.20	17.22	2,224,266	34,727,217	14.17%	17.58%	2.10%
	2018		0.30%	3.25%	10.52	14.69	2,193,291	29,420,338	-9.49%	-6.78%	2.07%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2022		0.10%	3.05%	12.07	17.50	2,653,842	40,683,107	-15.98%	-13.46%	4.20%
	2021		0.10%	3.05%	14.13	20.34	2,859,054	51,665,608	8.52%	11.76%	4.39%
	2020		0.10%	3.05%	12.80	18.30	3,013,962	49,455,937	6.30%	9.48%	2.17%
	2019		0.10%	3.05%	12.30	16.80	3,353,603	51,032,543	12.79%	16.17%	2.51%
	2018		0.10%	3.05%	10.61	14.55	3,735,354	49,714,007	-10.14%	-7.63%	2.81%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2022		0.30%	3.00%	11.56	18.30	943,829	15,259,215	-18.57%	-16.34%	2.31%
	2021		0.30%	3.00%	13.96	21.98	1,013,273	19,898,419	7.80%	10.75%	1.91%
	2020		0.30%	3.00%	14.58	19.95	989,075	17,949,397	10.63%	13.65%	2.14%
	2019		0.30%	3.00%	12.83	17.65	1,058,177	17,179,047	15.96%	19.07%	2.10%
	2018		0.30%	2.95%	12.43	14.89	1,009,721	13,935,795	-10.34%	-8.37%	1.90%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2022		0.65%	2.95%	12.40	18.49	1,315,576	21,433,265	-15.87%	-13.91%	4.58%
	2021		0.65%	2.95%	14.50	21.48	1,455,552	27,832,548	10.09%	12.66%	4.74%
	2020		0.65%	2.95%	12.97	19.06	1,693,853	28,745,390	5.84%	8.30%	2.32%
	2019		0.65%	2.95%	14.18	17.60	1,784,285	28,223,231	13.74%	16.38%	2.63%
	2018		0.65%	2.95%	12.46	15.13	1,789,988	24,728,114	-11.09%	-9.03%	2.91%
LVIP SSGA Nasdaq-100 Index Fund - Service Class
	2022		0.95%	1.25%	8.03	8.07	17,685	142,584	-33.73%	-33.53%	0.20%
	2021	7/8/21	0.95%	1.25%	12.12	12.14	4,742	57,576	2.68%	10.35%	0.30%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA S&P 500 Index Fund - Service Class
	2022		0.10%	3.25%	$17.21	$37.71	5,448,807	$133,518,187	-21.12%	-18.60%	1.36%
	2021		0.10%	3.25%	21.79	46.55	4,591,639	146,657,731	24.01%	27.97%	1.05%
	2020		0.10%	3.25%	17.28	36.56	4,606,456	118,551,248	13.97%	17.50%	1.42%
	2019		0.20%	3.25%	15.08	31.24	3,582,391	87,778,710	26.69%	30.48%	1.54%
	2018		0.30%	3.25%	14.04	24.20	3,351,671	63,801,379	-7.83%	-5.16%	1.65%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2022		1.40%	2.70%	25.69	31.72	37,836	1,146,590	-20.49%	-19.45%	1.37%
	2021		1.40%	2.70%	32.28	39.38	47,467	1,789,630	25.00%	26.64%	1.27%
	2020		1.40%	2.70%	25.80	31.10	49,721	1,480,086	14.89%	16.39%	1.60%
	2019		1.40%	2.70%	22.43	26.72	53,657	1,370,696	27.71%	29.38%	1.62%
	2018		1.40%	2.70%	17.55	20.65	60,953	1,209,697	-7.18%	-5.97%	1.74%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2022		0.10%	3.05%	9.10	10.35	1,414,363	13,855,915	-6.59%	-3.79%	1.22%
	2021		0.10%	3.05%	9.74	10.76	1,480,170	15,238,010	-3.71%	-0.87%	0.78%
	2020		0.10%	3.05%	10.11	10.87	1,111,173	11,724,703	0.28%	3.09%	1.85%
	2019		0.30%	3.05%	10.11	10.55	749,581	7,762,615	1.55%	4.22%	3.35%
	2018	6/1/18	0.30%	2.90%	9.96	10.12	214,060	2,152,582	-0.03%	0.60%	2.31%
LVIP SSGA Small-Cap Index Fund - Service Class
	2022		0.10%	3.25%	12.60	26.08	1,583,983	28,279,155	-23.51%	-21.06%	0.93%
	2021		0.10%	3.25%	16.45	33.99	1,598,654	36,837,407	10.61%	13.92%	0.61%
	2020		0.30%	3.25%	14.85	30.64	1,463,042	30,338,430	15.10%	18.55%	0.85%
	2019		0.30%	3.25%	12.88	26.54	1,433,344	25,504,261	20.73%	24.35%	0.81%
	2018		0.30%	3.25%	12.59	21.91	1,205,379	17,514,258	-14.25%	-12.12%	0.79%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2022		0.65%	0.65%	36.85	36.85	1,729	63,697	-21.30%	-21.30%	1.24%
	2021	5/19/21	0.65%	0.65%	46.82	46.82	1,652	77,349	2.42%	2.42%	0.86%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2022		0.75%	3.15%	13.97	31.63	452,438	11,603,350	-15.38%	-13.32%	2.55%
	2021		0.75%	3.15%	16.21	36.49	785,652	19,740,057	29.19%	32.32%	2.79%
	2020		0.75%	3.15%	12.55	27.57	406,057	10,044,350	2.44%	4.93%	2.63%
	2019		0.75%	3.15%	11.98	26.28	393,477	9,375,712	15.82%	18.63%	1.82%
	2018		0.75%	3.15%	14.08	22.51	368,795	7,450,853	-16.35%	-14.31%	2.88%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2022		0.65%	1.65%	23.81	41.58	855	27,710	-13.88%	-13.02%	3.58%
	2021		0.65%	1.65%	27.65	47.80	834	30,178	31.47%	32.79%	2.33%
	2020		0.65%	1.65%	21.03	36.00	979	25,974	4.25%	5.30%	2.87%
	2019		0.65%	1.65%	20.17	34.19	827	19,680	17.87%	19.05%	1.99%
	2018		0.65%	1.65%	17.11	28.72	1,257	28,195	-14.88%	-14.02%	3.05%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2022		0.50%	3.30%	10.24	13.74	3,695,169	46,664,077	-21.21%	-18.97%	0.78%
	2021		0.50%	3.30%	12.93	16.99	3,624,894	57,062,032	12.19%	15.37%	2.34%
	2020		0.50%	3.30%	11.21	14.75	3,975,983	54,842,273	9.80%	12.52%	1.87%
	2019		0.50%	3.00%	11.23	13.13	4,028,381	49,842,182	10.90%	13.54%	0.63%
	2018		0.65%	3.00%	10.13	11.56	3,594,624	39,434,891	-12.04%	-9.95%	1.42%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	15.03	15.03	3,158	47,456	12.63%	12.63%	2.44%
	2019		0.65%	0.65%	13.34	13.34	2,561	34,169	13.82%	13.82%	0.94%
	2018		0.65%	0.65%	11.72	11.72	1,988	23,305	-9.73%	-9.73%	1.66%
LVIP T. Rowe Price 2010 Fund - Service Class
	2022		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.08%
	2021		1.60%	1.65%	16.12	16.24	7,246	117,002	6.56%	6.61%	1.05%
	2020		1.30%	2.55%	13.38	15.86	25,072	387,135	9.20%	10.57%	1.93%
	2019		1.30%	2.55%	12.25	14.35	26,719	373,505	12.52%	13.94%	2.72%
	2018		1.30%	2.55%	10.89	12.59	27,754	341,043	-6.87%	-5.69%	1.89%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price 2020 Fund - Service Class
	2022		1.60%	1.90%	$13.12	$13.75	9,909	$132,097	-16.99%	-16.74%	2.61%
	2021		1.60%	1.90%	15.80	16.51	6,207	98,519	7.88%	8.21%	2.67%
	2020		1.60%	2.55%	13.41	14.65	6,247	91,528	10.14%	10.86%	2.32%
	2019		1.90%	2.55%	12.18	13.21	6,028	79,361	15.65%	16.40%	2.60%
	2018		1.90%	2.55%	10.53	11.35	6,415	72,544	-8.19%	-7.59%	0.74%
LVIP T. Rowe Price 2030 Fund - Service Class
	2022		1.90%	1.90%	13.40	13.40	3,901	52,266	-18.63%	-18.63%	1.90%
	2021		1.90%	1.90%	16.46	16.46	4,160	68,497	11.18%	11.18%	2.00%
	2020		1.90%	1.90%	14.81	14.81	4,388	64,987	12.80%	12.80%	1.95%
	2019		1.90%	1.90%	13.13	13.13	4,652	61,078	19.55%	19.55%	2.21%
	2018		1.90%	1.90%	10.98	10.98	4,925	54,092	-9.55%	-9.55%	1.51%
LVIP T. Rowe Price 2040 Fund - Service Class
	2022		1.40%	1.40%	14.31	14.31	2,276	32,572	-19.09%	-19.09%	1.56%
	2021		1.40%	1.40%	17.69	17.69	2,276	40,256	15.02%	15.02%	2.40%
	2020		1.40%	1.40%	15.38	15.38	2,276	35,000	14.72%	14.72%	1.90%
	2019		1.40%	1.40%	13.40	13.40	2,276	30,509	22.40%	22.40%	2.07%
	2018		1.40%	1.40%	10.95	10.95	2,276	24,925	-10.22%	-10.22%	1.37%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2022		0.10%	2.95%	15.39	34.70	681,476	16,170,280	-42.59%	-40.93%	0.00%
	2021		0.10%	3.00%	26.96	59.04	641,781	26,513,483	16.59%	20.04%	0.00%
	2020		0.10%	3.00%	22.64	49.43	681,637	24,092,126	32.07%	35.98%	0.00%
	2019		0.10%	3.00%	16.79	35.83	885,344	23,266,000	26.84%	30.60%	0.00%
	2018		0.10%	3.00%	17.86	27.62	906,313	18,611,230	-4.28%	-2.00%	0.09%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2022		0.10%	3.25%	17.03	52.66	532,757	20,058,064	-27.13%	-24.79%	0.00%
	2021		0.10%	3.25%	22.93	70.90	479,197	25,557,202	9.93%	13.22%	0.01%
	2020		0.30%	3.25%	20.47	63.28	474,047	22,984,114	27.17%	30.97%	0.00%
	2019		0.30%	3.25%	16.41	48.83	485,018	17,244,725	32.68%	36.65%	0.00%
	2018		0.30%	3.25%	12.51	36.11	345,835	9,711,631	-6.31%	-3.89%	0.17%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2022		1.40%	2.65%	32.27	57.77	2,529	114,920	-26.50%	-25.58%	0.02%
	2021		1.40%	2.65%	43.90	77.77	2,495	153,272	10.87%	12.26%	0.01%
	2020		1.40%	2.65%	39.60	69.42	3,628	202,525	28.25%	29.86%	0.00%
	2019		1.40%	2.65%	30.88	53.56	4,399	194,615	33.81%	35.49%	0.15%
	2018		1.40%	2.65%	23.08	39.61	5,361	177,885	-5.61%	-4.42%	0.37%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
	2022		1.15%	3.45%	9.78	10.76	1,343,048	14,247,523	-24.42%	-22.66%	1.30%
	2021		1.15%	3.45%	13.19	13.91	1,122,262	15,451,935	14.57%	16.53%	2.53%
	2020		1.15%	3.20%	11.43	11.91	753,904	8,934,672	4.85%	6.92%	1.59%
	2019		1.25%	3.20%	11.00	11.13	555,760	6,170,579	15.33%	16.55%	9.07%
	2018	11/20/18	1.30%	2.35%	9.54	9.55	20,846	199,059	-2.65%	-1.78%	2.82%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2022		0.30%	3.25%	9.87	12.60	5,035,055	57,048,309	-22.88%	-20.57%	1.34%
	2021		0.30%	3.25%	12.80	15.87	4,779,488	68,877,026	11.40%	14.74%	2.46%
	2020		0.30%	3.25%	11.49	13.35	4,954,616	62,927,129	4.78%	7.59%	1.56%
	2019		0.60%	3.25%	11.02	12.41	4,862,416	57,826,997	13.26%	16.18%	1.51%
	2018		0.60%	3.15%	9.75	10.68	4,281,074	44,093,433	-7.76%	-5.43%	1.63%
LVIP Vanguard Bond Allocation Fund - Service Class
	2022		0.10%	3.30%	7.41	10.17	7,469,481	68,285,423	-16.39%	-13.67%	1.75%
	2021		0.10%	3.30%	8.86	11.85	7,648,130	82,045,903	-4.74%	-1.65%	1.24%
	2020		0.10%	3.30%	9.29	12.11	6,550,813	72,462,973	2.05%	5.31%	1.31%
	2019		0.10%	3.25%	9.11	11.57	6,112,193	65,131,586	3.78%	6.88%	2.40%
	2018		0.30%	3.25%	9.08	10.86	5,501,956	55,471,193	-3.34%	-1.04%	2.04%
LVIP Vanguard Bond Allocation Fund - Standard Class
	2022		0.65%	0.65%	10.47	10.47	505	5,287	-13.93%	-13.93%	2.03%
	2021		0.65%	0.65%	12.17	12.17	505	6,143	-1.93%	-1.93%	1.47%
	2020		0.65%	0.65%	12.41	12.41	448	5,557	5.00%	5.00%	1.57%
	2019		0.65%	0.65%	11.82	11.82	431	5,098	6.78%	6.78%	2.56%
	2018		0.65%	0.65%	11.07	11.07	417	4,616	-0.81%	-0.81%	2.12%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2022		0.10%	3.05%	$16.98	$28.77	939,944	$23,573,890	-21.38%	-19.02%	1.01%
	2021		0.10%	3.05%	21.70	35.78	922,632	29,278,165	21.66%	25.30%	1.02%
	2020		0.10%	3.05%	17.47	28.76	978,851	25,409,157	15.94%	19.40%	1.20%
	2019		0.10%	3.05%	14.75	24.25	977,791	21,584,270	26.06%	29.58%	1.47%
	2018		0.30%	3.05%	16.09	18.81	848,451	14,705,873	-7.84%	-5.93%	1.37%
LVIP Vanguard International Equity ETF Fund - Service Class
	2022		0.10%	3.15%	9.99	14.17	1,401,603	16,814,964	-19.41%	-16.91%	2.36%
	2021		0.10%	3.15%	12.40	17.18	1,339,387	19,598,100	4.55%	7.78%	2.77%
	2020		0.10%	3.15%	11.86	16.06	1,116,037	15,321,795	7.18%	10.50%	2.05%
	2019		0.10%	3.15%	11.06	14.64	1,032,742	13,021,304	18.12%	21.54%	3.02%
	2018		0.30%	3.15%	9.37	12.11	878,675	9,219,027	-17.56%	-15.56%	2.31%
LVIP Wellington Capital Growth Fund - Service Class
	2022		0.10%	2.95%	18.76	40.19	322,122	9,511,168	-35.43%	-33.56%	0.00%
	2021		0.10%	2.95%	28.60	60.92	393,106	17,367,329	13.43%	16.71%	0.00%
	2020		0.10%	2.95%	24.81	52.57	429,462	16,321,741	38.53%	42.53%	0.00%
	2019		0.10%	2.95%	17.87	37.14	354,816	9,791,992	36.93%	40.89%	0.00%
	2018		0.10%	2.95%	17.62	26.90	313,158	6,388,394	-1.84%	0.45%	0.00%
LVIP Wellington SMID Cap Value Fund - Service Class
	2022		0.30%	3.25%	13.19	28.43	403,427	7,473,123	-13.10%	-10.50%	0.50%
	2021		0.30%	3.25%	15.12	31.86	409,684	8,580,919	23.79%	27.49%	0.24%
	2020		0.30%	3.25%	12.17	25.07	454,966	7,584,952	-1.73%	1.22%	0.72%
	2019		0.30%	3.25%	12.34	24.36	407,866	6,779,873	26.09%	29.88%	0.78%
	2018		0.30%	3.25%	9.75	18.85	414,243	5,369,234	-17.27%	-15.29%	0.43%
LVIP Western Asset Core Bond Fund - Service Class
	2022		0.10%	3.10%	8.31	9.84	3,318,386	30,234,071	-19.17%	-16.71%	2.82%
	2021		0.10%	3.10%	10.28	11.70	3,154,721	34,932,572	-4.96%	-2.26%	2.28%
	2020		0.30%	3.10%	10.82	11.97	2,421,842	27,724,839	5.41%	8.40%	2.33%
	2019		0.30%	3.10%	10.32	11.05	1,815,148	19,397,788	7.06%	9.88%	3.23%
	2018		0.30%	2.90%	9.64	9.91	1,090,242	10,725,701	-4.09%	-2.40%	4.46%
MFS® VIT Growth Series - Initial Class
	2022		1.40%	1.40%	24.57	24.57	2,933	72,053	-32.59%	-32.59%	0.00%
	2021		1.40%	1.40%	36.45	36.45	2,830	103,133	21.82%	21.82%	0.00%
	2020		1.40%	1.40%	29.92	29.92	2,951	88,291	30.02%	30.02%	0.00%
	2019		1.40%	1.40%	23.01	23.01	3,300	75,935	36.23%	36.23%	0.00%
	2018		1.40%	1.40%	16.89	16.89	3,426	57,862	1.24%	1.24%	0.09%
MFS® VIT Growth Series - Service Class
	2022		0.80%	3.25%	18.68	58.69	367,843	12,780,913	-33.99%	-32.35%	0.00%
	2021		0.80%	3.25%	27.65	87.45	354,283	18,343,189	19.30%	22.25%	0.00%
	2020		0.80%	3.25%	22.65	72.11	386,451	16,539,497	27.32%	30.49%	0.00%
	2019		0.75%	3.25%	17.38	55.70	411,946	12,696,565	33.74%	36.75%	0.00%
	2018		0.65%	3.00%	13.83	41.08	280,262	6,969,554	-0.62%	1.72%	0.00%
MFS® VIT Total Return Series - Initial Class
	2022		1.40%	1.40%	28.23	28.23	5,476	154,605	-10.84%	-10.84%	1.72%
	2021		1.40%	1.40%	31.66	31.66	5,583	176,784	12.53%	12.53%	1.81%
	2020		1.40%	1.40%	28.14	28.14	5,630	158,425	8.29%	8.29%	2.16%
	2019		1.40%	1.40%	25.98	25.98	6,817	177,147	18.71%	18.71%	2.36%
	2018		1.40%	1.40%	21.89	21.89	6,881	150,619	-6.92%	-6.92%	1.97%
MFS® VIT Total Return Series - Service Class
	2022		0.20%	3.25%	13.02	25.92	414,313	8,670,573	-12.73%	-10.02%	1.55%
	2021		0.20%	3.25%	14.92	29.18	376,751	8,957,118	10.20%	13.62%	1.66%
	2020		0.20%	3.25%	13.54	26.04	375,018	7,941,113	6.01%	9.29%	2.12%
	2019		0.20%	3.25%	12.77	24.17	349,762	6,816,503	16.28%	19.34%	2.19%
	2018		0.65%	3.25%	10.84	20.44	294,268	4,865,173	-8.88%	-6.48%	2.07%
MFS® VIT Utilities Series - Initial Class
	2022		1.40%	1.40%	42.36	42.36	3,705	156,961	-0.65%	-0.65%	2.10%
	2021		1.40%	1.40%	42.64	42.64	5,395	230,018	12.51%	12.51%	1.74%
	2020		1.40%	1.40%	37.90	37.90	5,712	216,492	4.43%	4.43%	2.43%
	2019		1.40%	1.40%	36.29	36.29	6,094	221,139	23.33%	23.33%	4.02%
	2018		1.40%	1.40%	29.43	29.43	5,793	170,452	-0.35%	-0.35%	1.16%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Utilities Series - Service Class
	2022		0.75%	2.95%	$15.81	$71.47	271,691	$10,250,696	-2.44%	-0.27%	2.55%
	2021		0.75%	2.95%	15.89	72.28	290,175	11,547,467	10.52%	12.95%	1.50%
	2020		0.75%	2.95%	14.09	64.53	305,077	10,913,512	2.55%	4.81%	2.23%
	2019		0.30%	2.95%	13.81	62.08	329,380	11,438,444	21.17%	24.43%	3.76%
	2018		0.30%	2.95%	15.83	50.54	371,699	10,423,500	-2.12%	0.06%	0.84%
MFS® VIT II Core Equity Portfolio - Service Class
	2022		1.40%	2.35%	29.58	48.25	476	16,414	-19.41%	-18.63%	0.09%
	2021		1.40%	2.35%	36.70	59.42	676	29,354	22.15%	23.31%	0.26%
	2020		1.40%	2.35%	30.04	48.28	758	27,135	15.64%	16.74%	0.49%
	2019		1.40%	2.35%	25.98	41.44	809	24,710	29.79%	31.02%	0.38%
	2018		1.40%	2.35%	20.02	31.69	1,503	35,381	-6.29%	-5.41%	0.48%
MFS® VIT II International Intrinsic Value Portfolio - Service Class
	2022		0.10%	1.50%	10.78	14.34	131,384	1,725,620	-24.89%	-23.83%	0.51%
	2021		0.10%	1.50%	14.33	18.95	116,030	2,072,093	8.63%	10.17%	0.14%
	2020		0.10%	1.65%	13.17	17.38	109,749	1,807,817	18.26%	20.09%	0.80%
	2019		0.10%	1.65%	14.17	14.62	109,816	1,557,981	23.60%	25.54%	1.46%
	2018		0.10%	1.65%	11.34	11.76	114,748	1,338,717	-11.21%	-9.81%	0.95%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2022		0.95%	1.65%	11.68	13.07	44,511	562,814	-9.82%	-9.19%	2.75%
	2021		0.95%	1.65%	13.98	14.42	49,082	687,033	12.31%	12.76%	2.36%
	2020		1.10%	1.50%	12.45	12.79	37,665	477,163	-2.90%	-2.51%	1.42%
	2019		1.10%	1.50%	12.82	13.12	36,534	475,216	25.96%	26.47%	2.53%
	2018		1.10%	1.50%	10.18	10.37	38,708	398,638	-9.26%	-8.90%	2.71%
Morgan Stanley VIF Growth Portfolio - Class II
	2022		0.80%	0.80%	35.62	35.62	857	30,508	-60.48%	-60.48%	0.00%
	2021		0.80%	0.80%	90.13	90.13	440	39,621	-0.95%	-0.95%	0.00%
	2020		0.80%	0.80%	90.99	90.99	464	42,187	115.04%	115.04%	0.00%
	2019		0.75%	0.80%	42.31	73.92	1,886	113,146	30.42%	30.49%	0.00%
	2018		0.75%	0.80%	32.44	32.44	1,979	91,168	6.44%	6.44%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2022		1.25%	2.90%	19.42	39.33	45,186	1,465,438	-12.34%	-10.88%	0.58%
	2021		1.25%	2.90%	22.10	44.29	52,262	1,908,622	29.01%	31.15%	0.60%
	2020		1.25%	2.90%	17.09	33.89	57,328	1,586,630	-5.40%	-3.83%	1.23%
	2019		1.25%	2.90%	17.98	35.36	54,427	1,575,273	13.40%	15.29%	0.69%
	2018		1.25%	2.90%	15.75	30.78	57,339	1,445,579	-17.70%	-16.33%	0.62%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2020		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.43%
	2019		1.10%	1.65%	9.37	9.66	21,993	209,910	5.04%	5.62%	2.64%
	2018		1.10%	1.65%	9.09	9.15	22,958	207,788	-7.86%	-7.72%	3.09%
PIMCO VIT All Asset Portfolio - Advisor Class
	2022		0.95%	1.65%	9.61	10.36	20,233	203,707	-13.31%	-12.70%	7.79%
	2021		0.95%	1.65%	11.09	11.87	12,651	143,853	14.14%	14.94%	10.90%
	2020	6/1/20	0.95%	1.65%	9.71	10.33	11,269	111,197	16.06%	16.54%	2.42%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2022		0.65%	2.80%	8.81	11.81	413,113	4,355,247	5.66%	7.96%	21.11%
	2021		0.65%	2.80%	8.34	10.94	459,069	4,527,568	29.44%	32.25%	4.10%
	2020		0.65%	2.80%	6.44	8.27	466,116	3,500,077	-1.57%	0.57%	6.25%
	2019		0.65%	2.80%	6.54	8.22	476,297	3,583,117	8.28%	10.63%	4.35%
	2018		0.65%	2.80%	6.04	7.43	468,604	3,213,134	-16.57%	-14.76%	1.98%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2022		1.10%	1.50%	10.03	10.38	38,764	396,712	-7.85%	-7.48%	2.63%
	2021		1.10%	1.50%	10.88	11.22	40,856	452,617	-0.32%	0.08%	1.98%
	2020		1.10%	1.50%	10.91	11.21	40,418	447,806	3.15%	3.56%	2.68%
	2019		1.10%	1.50%	10.58	10.82	43,789	468,116	3.27%	3.68%	4.27%
	2018		1.10%	1.50%	10.25	10.44	50,411	522,675	-0.58%	-0.18%	2.77%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2022		1.10%	1.50%	$9.79	$10.13	12,943	$129,713	-17.06%	-16.72%	4.72%
	2021		1.10%	1.50%	11.80	12.17	12,953	156,076	-4.11%	-3.72%	4.39%
	2020		1.10%	1.50%	12.31	12.64	14,093	176,723	5.01%	5.43%	4.49%
	2019		1.10%	1.50%	11.72	11.99	14,109	168,003	12.94%	13.40%	4.33%
	2018		1.10%	1.50%	10.38	10.57	15,231	160,191	-6.25%	-5.90%	4.03%
Putnam VT George Putnam Balanced Fund - Class IB
	2022		0.10%	2.65%	12.34	15.59	563,060	7,822,027	-18.19%	-16.08%	0.92%
	2021		0.10%	2.65%	15.10	17.64	568,845	9,571,464	11.05%	12.96%	0.81%
	2020		0.95%	2.65%	13.37	15.64	491,060	7,333,359	12.31%	14.23%	1.05%
	2019		0.95%	2.65%	11.70	13.71	392,909	5,178,914	20.76%	22.83%	1.09%
	2018		0.95%	2.65%	10.81	11.18	211,733	2,317,180	-5.68%	-4.20%	0.62%
Putnam VT Global Health Care Fund - Class IB
	2022		0.95%	1.60%	15.94	47.50	109,558	1,905,433	-6.19%	-5.58%	0.39%
	2021		0.95%	3.00%	16.89	50.46	84,613	1,591,077	15.87%	18.27%	1.09%
	2020		0.95%	3.00%	14.28	42.79	71,528	1,296,355	12.84%	15.18%	0.47%
	2019		0.95%	3.00%	12.69	37.26	19,924	356,521	26.44%	28.87%	0.00%
	2018		1.10%	3.00%	9.85	28.96	22,470	279,637	-3.53%	-1.68%	1.03%
Putnam VT Income Fund - Class IB
	2022		0.10%	1.65%	8.94	10.08	50,431	478,328	-15.22%	-13.90%	5.77%
	2021		0.10%	1.65%	10.54	11.71	55,558	615,321	-6.15%	-4.68%	1.24%
	2020		0.10%	1.65%	11.24	12.29	43,379	507,780	4.00%	5.62%	2.75%
	2019		0.10%	1.65%	10.80	11.63	49,004	546,305	10.06%	11.78%	2.48%
	2018		0.10%	1.65%	9.82	10.41	41,249	415,369	-1.44%	0.10%	2.94%
Putnam VT Large Cap Value Fund - Class IB
	2022		0.10%	2.85%	13.53	32.73	757,555	10,838,459	-5.85%	-3.22%	0.98%
	2021		0.10%	3.00%	14.44	34.74	204,486	3,079,485	23.55%	25.91%	0.67%
	2020		1.10%	3.00%	11.80	28.07	42,352	509,692	2.68%	4.49%	2.87%
	2019		1.25%	3.00%	20.79	27.28	8,841	108,931	26.56%	28.61%	1.16%
	2018		1.40%	3.00%	16.42	21.52	714	13,837	-11.20%	-9.79%	0.69%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2022		0.95%	1.65%	8.74	9.16	30,643	272,455	-1.29%	-0.59%	1.40%
	2021		0.95%	1.65%	8.85	9.23	28,681	257,956	-0.90%	-0.35%	0.00%
	2020		1.10%	1.65%	8.93	9.27	26,989	244,570	-8.89%	-8.39%	0.00%
	2019		1.10%	1.65%	9.89	10.11	28,400	281,812	4.34%	4.75%	0.00%
	2018		1.10%	1.50%	9.48	9.66	29,248	278,256	-9.21%	-8.85%	0.30%
Rational Trend Aggregation VA Fund
	2021		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.57%
	2020		1.40%	1.40%	13.48	13.48	2,557	34,476	-0.21%	-0.21%	0.66%
	2019		1.40%	1.40%	13.51	13.51	2,330	31,476	5.80%	5.80%	2.92%
	2018		1.40%	1.40%	12.77	12.77	2,198	28,073	-5.90%	-5.90%	4.16%
SEI VP Market Growth Strategy Fund - Class III
	2020	8/27/20	0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.72%
SEI VP Market Plus Strategy Fund - Class III
	2020		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2019		1.10%	1.10%	12.89	12.89	222	2,857	20.36%	20.36%	2.53%
	2018		1.10%	1.10%	10.71	10.71	220	2,355	-11.28%	-11.28%	2.19%
Templeton Foreign VIP Fund - Class 4
	2022		0.10%	1.50%	8.02	10.76	18,143	165,661	-9.12%	-7.84%	2.54%
	2021		0.10%	1.50%	8.83	11.67	16,024	160,773	2.55%	4.00%	1.66%
	2020		0.10%	1.50%	8.61	9.11	15,166	147,581	-2.81%	-2.27%	2.90%
	2019		0.95%	1.50%	8.86	9.33	15,003	136,739	10.82%	11.43%	1.49%
	2018		0.95%	1.50%	7.99	8.14	12,223	100,073	-16.80%	-16.46%	3.05%
Templeton Global Bond VIP Fund - Class 2
	2022		0.60%	3.00%	7.62	15.69	285,934	3,906,846	-7.76%	-5.52%	0.00%
	2021		0.60%	3.00%	8.26	16.61	342,180	5,032,854	-7.80%	-5.56%	0.00%
	2020		0.60%	3.00%	8.96	17.59	335,006	5,282,474	-8.08%	-5.86%	8.42%
	2019		0.60%	3.00%	9.74	18.68	353,638	6,013,628	-1.00%	1.40%	7.21%
	2018		0.60%	3.00%	9.84	18.42	377,033	6,416,902	-1.08%	1.28%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Templeton Global Bond VIP Fund - Class 4
	2022		0.10%	1.65%	$7.67	$9.24	212,380	$1,729,092	-6.68%	-5.22%	0.00%
	2021		0.10%	1.65%	8.22	9.75	229,760	1,997,131	-6.57%	-5.11%	0.00%
	2020		0.10%	1.65%	8.80	9.55	158,396	1,451,028	-6.90%	-6.25%	7.88%
	2019		0.95%	1.65%	9.45	9.75	148,733	1,439,230	0.19%	0.74%	6.78%
	2018		1.10%	1.65%	9.43	9.68	148,077	1,422,862	0.23%	0.78%	0.00%
Templeton Growth VIP Fund - Class 2
	2022		1.25%	2.80%	11.32	21.77	63,503	1,110,456	-13.95%	-12.60%	0.16%
	2021		1.25%	2.80%	13.15	24.99	70,478	1,413,702	1.98%	3.57%	1.11%
	2020		1.25%	2.80%	12.90	24.22	75,942	1,475,998	2.88%	4.49%	3.02%
	2019		1.25%	2.80%	10.95	23.26	82,111	1,538,773	11.98%	13.72%	2.75%
	2018		1.25%	2.80%	9.77	20.52	89,640	1,478,674	-17.21%	-15.91%	1.99%
VanEck VIP Global Resources Fund - Class S Shares
	2022		0.95%	1.50%	7.57	11.14	83,913	698,586	6.51%	7.10%	1.57%
	2021		0.95%	1.50%	7.10	10.40	79,961	593,781	16.91%	17.55%	0.30%
	2020		0.95%	1.65%	6.02	6.24	87,361	541,693	16.88%	17.53%	0.88%
	2019		1.10%	1.65%	5.15	5.31	39,679	208,087	9.72%	10.33%	0.00%
	2018		1.10%	1.65%	4.69	4.81	35,716	169,812	-29.59%	-29.21%	0.00%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2022		1.10%	1.50%	10.38	10.74	20,833	220,738	-10.87%	-10.51%	3.31%
	2021		1.10%	1.50%	11.64	12.00	21,733	257,986	-0.43%	-0.03%	2.08%
	2020		1.10%	1.50%	11.69	12.01	38,597	458,754	4.95%	5.37%	2.30%
	2019		1.10%	1.50%	11.14	11.39	64,215	727,426	8.83%	9.26%	5.46%
	2018		0.10%	1.50%	10.24	10.43	37,970	393,034	-4.11%	-2.76%	3.81%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received; thereby, a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2022:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Large Cap Growth Portfolio - Class B	$43,989	$216,679
AB VPS Small/Mid Cap Value Portfolio - Class B	3,440,214	2,275,235
AB VPS Sustainable Global Thematic Portfolio - Class B	547,020	293,549
ALPS/Alerian Energy Infrastructure Portfolio - Class III	490,600	45,027
ALPS/Red Rocks Global Opportunity Portfolio - Class III	182,583	40,737
American Century VP Balanced Fund - Class II	2,797,830	2,104,048
American Century VP Large Company Value Fund - Class I	1,002	3,927
American Century VP Large Company Value Fund - Class II	4,521,355	1,191,804
American Funds Asset Allocation Fund - Class 1	922	600
American Funds Asset Allocation Fund - Class 4	4,383,839	1,183,423
American Funds Capital Income Builder® - Class 1	334	3,555
American Funds Capital Income Builder® - Class 4	468,909	243,618
American Funds Capital World Bond Fund - Class 1	860	472
American Funds Capital World Growth and Income Fund - Class 1	29,671	1,196
American Funds Global Growth Fund - Class 2	1,396,720	1,039,647
American Funds Global Growth Fund - Class 4	2,192,038	369,725
American Funds Global Small Capitalization Fund - Class 1	22,617	363
American Funds Global Small Capitalization Fund - Class 2	2,543,998	650,581
American Funds Global Small Capitalization Fund - Class 4	431,800	88,507
American Funds Growth Fund - Class 1	4,752	1,711
American Funds Growth Fund - Class 2	8,183,534	6,210,411
American Funds Growth Fund - Class 4	7,085,767	2,138,410
American Funds Growth-Income Fund - Class 1	35,674	5,694
American Funds Growth-Income Fund - Class 2	5,569,139	7,274,222
American Funds Growth-Income Fund - Class 4	3,056,559	1,194,241
American Funds International Fund - Class 1	28,026	9,964
American Funds International Fund - Class 2	2,724,919	1,563,486
American Funds International Fund - Class 4	1,173,589	250,323
American Funds International Growth and Income Fund - Class 1	84,154	945
American Funds Managed Risk Asset Allocation Fund - Class P2	1,453,372	2,163,158
American Funds Mortgage Fund - Class 1	5,659	610
American Funds Mortgage Fund - Class 4	112,566	167,807
American Funds New World Fund® - Class 1	11,958	1,538
American Funds New World Fund® - Class 4	699,023	253,923
American Funds The Bond Fund of America - Class 1	10,489	2,768
American Funds Washington Mutual Investors Fund - Class 1	26,938	18,689
American Funds Washington Mutual Investors Fund - Class 4	4,191,578	533,031
BlackRock Global Allocation V.I. Fund - Class I	230	33,193
BlackRock Global Allocation V.I. Fund - Class III	1,332,481	48,649,604
ClearBridge Variable Aggressive Growth Portfolio - Class II	194,997	41,989
ClearBridge Variable Large Cap Growth Portfolio - Class II	3,973,647	1,532,966
ClearBridge Variable Mid Cap Portfolio - Class II	815,436	227,978
Columbia VP Commodity Strategy Fund - Class 2	1,164,287	492,214
Columbia VP Emerging Markets Bond Fund - Class 2	39,012	319,299
Columbia VP Strategic Income Fund - Class 2	501,737	834,454
Delaware Ivy VIP Asset Strategy Portfolio - Class II	66,529	67,021
Delaware Ivy VIP Energy Portfolio - Class II	184,892	2,186,451
Delaware Ivy VIP High Income Portfolio - Class II	234,766	1,188,720
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	822,135	390,875
Delaware Ivy VIP Science and Technology Portfolio - Class II	853,116	197,492
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	705,890	66,027
Delaware VIP® Emerging Markets Series - Service Class	3,859,981	3,037,907
Delaware VIP® Small Cap Value Series - Service Class	6,352,767	11,475,716
Delaware VIP® Small Cap Value Series - Standard Class	42,097	175,526
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,349	3,819
DWS Alternative Asset Allocation VIP Portfolio - Class B	647,091	826,434
DWS Equity 500 Index VIP Portfolio - Class A	48,516	137,131

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
DWS Small Cap Index VIP Portfolio - Class A	$55,876	$50,449
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,090,722	408,438
Fidelity® VIP Balanced Portfolio - Service Class 2	12,467,814	4,510,227
Fidelity® VIP Contrafund® Portfolio - Service Class 2	10,142,067	6,329,833
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,013,200	604,256
Fidelity® VIP Growth Portfolio - Initial Class	27,627	71,929
Fidelity® VIP Growth Portfolio - Service Class 2	6,628,455	2,814,620
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6,004,437	4,671,108
Fidelity® VIP Strategic Income Portfolio - Service Class 2	765,857	335,201
First Trust Capital Strength Portfolio - Class I	1,097,979	349,125
First Trust Dorsey Wright Tactical Core Portfolio - Class I	202,100	85,112
First Trust International Developed Capital Strength Portfolio - Class I	153,072	1,905
First Trust Multi Income Allocation Portfolio - Class I	131,557	45,191
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	6,878,211	7,080,903
Franklin Allocation VIP Fund - Class 4	1,347,976	417,691
Franklin Income VIP Fund - Class 2	1,702,148	3,653,946
Franklin Income VIP Fund - Class 4	2,765,873	862,710
Franklin Multi-Asset Variable Conservative Growth - Class II	616,901	403,233
Franklin Mutual Shares VIP Fund - Class 2	1,498,949	2,171,801
Franklin Mutual Shares VIP Fund - Class 4	868,673	446,843
Franklin Rising Dividends VIP Fund - Class 4	958,840	68,899
Franklin Small Cap Value VIP Fund - Class 4	563,062	485,156
Franklin Small-Mid Cap Growth VIP Fund - Class 4	383,667	41,487
Goldman Sachs VIT Government Money Market Fund - Service Shares	483,063	61,941
Goldman Sachs VIT Large Cap Value Fund - Service Shares	145,027	206,017
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	81,543	19,894
Guggenheim VT Long Short Equity	131,210	62,310
Guggenheim VT Multi-Hedge Strategies	148,833	116,793
Hartford Capital Appreciation HLS Fund - Class IC	111,131	27,079
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	297,633	70,228
Invesco V.I. American Franchise Fund - Series I Shares	30,259	23,007
Invesco V.I. American Franchise Fund - Series II Shares	8,116	458
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	44,151	34,764
Invesco V.I. Comstock Fund - Series II Shares	383,754	55,375
Invesco V.I. Core Equity Fund - Series I Shares	9,431	45,229
Invesco V.I. Core Equity Fund - Series II Shares	14	51,654
Invesco V.I. Diversified Dividend Fund - Series II Shares	505,773	254,099
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,883,086	2,696,907
Invesco V.I. Equity and Income Fund - Series II Shares	1,333,647	73,679
Invesco V.I. EQV International Equity Fund - Series I Shares	1,052	115
Invesco V.I. EQV International Equity Fund - Series II Shares	1,787,049	302,746
Invesco V.I. Global Fund - Series II Shares	77,614	15,295
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	967,133	123,385
Janus Henderson Balanced Portfolio - Service Shares	19,666	19,954
Janus Henderson Enterprise Portfolio - Service Shares	66,025	26,810
Janus Henderson Global Research Portfolio - Service Shares	7,522	967
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	2,281,686	1,722,882
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	28,287	26,472
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	77,358	29,543
Lincoln iShares® Global Growth Allocation Fund - Standard Class	-	88,256
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,008,927	313,834
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	493,903	977,085
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	12,215	4,660
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,391,799	780,063
LVIP American Balanced Allocation Fund - Service Class	588,457	270,392
LVIP American Balanced Allocation Fund - Standard Class	375	1,912
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	6,607,576	4,621,058
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	421,441	374,767
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	473,527	1,627,090

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	$14,366	$15,578
LVIP American Global Growth Fund - Service Class II	3,028,389	1,931,215
LVIP American Global Small Capitalization Fund - Service Class II	577,999	196,834
LVIP American Growth Allocation Fund - Service Class	519,448	561,171
LVIP American Growth Fund - Service Class II	23,324,385	3,965,500
LVIP American Growth-Income Fund - Service Class II	6,560,085	5,000,215
LVIP American International Fund - Service Class II	1,882,516	938,441
LVIP American Preservation Fund - Service Class	119,996	413,165
LVIP Baron Growth Opportunities Fund - Service Class	5,510,437	2,280,227
LVIP BlackRock Advantage Allocation Fund - Service Class	156,233	1,878,642
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	18,597,097	17,576,234
LVIP BlackRock Global Allocation Fund - Service Class	52,870,053	3,315,259
LVIP BlackRock Global Allocation Fund - Standard Class	30,870	2,771
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	4,624,672	8,611,635
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	3,309,885	3,857,928
LVIP BlackRock Global Real Estate Fund - Service Class	935,926	706,732
LVIP BlackRock Inflation Protected Bond Fund - Service Class	21,828,868	17,038,326
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	18,320	5,112
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	6,871,091	5,540,419
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	22,656,320	6,129,151
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	18,756	55,919
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	12,241,225	5,073,292
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	1,348	439
LVIP Channing Small Cap Value Fund - Service Class	4,166	3
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	5,073,636	3,062,156
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	973	444
LVIP Delaware Bond Fund - Service Class	19,614,393	18,285,521
LVIP Delaware Bond Fund - Standard Class	106,903	811,566
LVIP Delaware Diversified Floating Rate Fund - Service Class	7,550,235	8,814,692
LVIP Delaware Diversified Floating Rate Fund - Standard Class	8,691	826
LVIP Delaware Diversified Income Fund - Service Class	6,401,739	13,742,518
LVIP Delaware Diversified Income Fund - Standard Class	17,487	8,220
LVIP Delaware High Yield Fund - Service Class	1,046,745	596,268
LVIP Delaware High Yield Fund - Standard Class	8,623	48,394
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	4,837,546	10,784,679
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	3,888	1,798
LVIP Delaware Mid Cap Value Fund - Service Class	3,746,029	2,917,471
LVIP Delaware REIT Fund - Service Class	1,019,678	1,486,866
LVIP Delaware REIT Fund - Standard Class	12,721	14,079
LVIP Delaware SMID Cap Core Fund - Service Class	816,031	1,018,684
LVIP Delaware SMID Cap Core Fund - Standard Class	9,964	164,260
LVIP Delaware Social Awareness Fund - Service Class	1,137,730	758,086
LVIP Delaware Social Awareness Fund - Standard Class	30,138	37,299
LVIP Delaware U.S. Growth Fund - Service Class	2,687,109	904,480
LVIP Delaware Value Fund - Service Class	2,597,731	2,566,623
LVIP Delaware Value Fund - Standard Class	4,659	2,553
LVIP Delaware Wealth Builder Fund - Service Class	465,011	193,848
LVIP Delaware Wealth Builder Fund - Standard Class	8,924	4,087
LVIP Dimensional International Core Equity Fund - Service Class	2,050,425	687,755
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	5,387,412	3,836,997
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	3,300,319	1,181,065
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	803	913
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,622,573	1,463,581
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	7,970,157	6,118,859
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	9,170,322	5,007,023
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	1,339	312
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	5,903,636	7,062,860
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	228,519	1,999,852
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	2,444,434	771,280
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	7,627,942	11,046,678
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	14,394	13,218

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Global Growth Allocation Managed Risk Fund - Service Class	$38,888,642	$32,214,503
LVIP Global Income Fund - Service Class	950,663	3,185,490
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	29,502,463	31,148,639
LVIP Government Money Market Fund - Service Class	47,501,021	28,249,838
LVIP Government Money Market Fund - Standard Class	318,314	175,796
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	5,071,541	5,674,772
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	703	820
LVIP JPMorgan High Yield Fund - Service Class	2,136,082	2,795,969
LVIP JPMorgan Retirement Income Fund - Service Class	972,167	425,451
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	6,231,706	6,475,679
LVIP Loomis Sayles Global Growth Fund - Service Class	78,950	56,333
LVIP MFS International Equity Managed Volatility Fund - Service Class	4,864,815	2,951,721
LVIP MFS International Growth Fund - Service Class	1,789,436	1,460,521
LVIP MFS Value Fund - Service Class	7,999,777	8,527,496
LVIP Mondrian International Value Fund - Service Class	1,584,242	1,282,462
LVIP Mondrian International Value Fund - Standard Class	83,761	108,714
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	462,877	712,657
LVIP PIMCO Low Duration Bond Fund - Service Class	8,359,945	11,425,065
LVIP PIMCO Low Duration Bond Fund - Standard Class	1,079	1,502
LVIP SSGA Bond Index Fund - Service Class	3,188,272	7,848,006
LVIP SSGA Bond Index Fund - Standard Class	10,911	15,727
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,584,762	1,073,678
LVIP SSGA Conservative Structured Allocation Fund - Service Class	1,725,469	1,044,539
LVIP SSGA Developed International 150 Fund - Service Class	1,151,043	1,217,745
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,012,957	866,016
LVIP SSGA Emerging Markets 100 Fund - Standard Class	8,805	3,112
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	496,985	112,228
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	4,756,659	6,325,392
LVIP SSGA International Index Fund - Service Class	1,786,432	1,516,321
LVIP SSGA International Managed Volatility Fund - Service Class	1,934,046	1,968,211
LVIP SSGA Large Cap 100 Fund - Service Class	2,767,565	3,362,999
LVIP SSGA Large Cap 100 Fund - Standard Class	36,890	1,644
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	7,544,566	5,073,087
LVIP SSGA Mid-Cap Index Fund - Service Class	7,411,294	6,107,264
LVIP SSGA Mid-Cap Index Fund - Standard Class	12,012	436
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,876,317	4,140,097
LVIP SSGA Moderate Structured Allocation Fund - Service Class	4,236,097	5,006,483
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,223,832	2,139,167
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,811,709	3,930,068
LVIP SSGA Nasdaq-100 Index Fund - Service Class	150,661	10,198
LVIP SSGA S&P 500 Index Fund - Service Class	41,038,066	12,371,060
LVIP SSGA S&P 500 Index Fund - Standard Class	154,647	379,983
LVIP SSGA Short-Term Bond Index Fund - Service Class	5,848,105	6,464,378
LVIP SSGA Small-Cap Index Fund - Service Class	8,288,550	5,432,943
LVIP SSGA Small-Cap Index Fund - Standard Class	11,061	399
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	7,522,045	11,564,512
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	6,396	3,143
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	6,761,910	3,821,053
LVIP T. Rowe Price 2010 Fund - Service Class	13,129	103,820
LVIP T. Rowe Price 2020 Fund - Service Class	107,367	31,208
LVIP T. Rowe Price 2030 Fund - Service Class	4,332	4,715
LVIP T. Rowe Price 2040 Fund - Service Class	1,931	479
LVIP T. Rowe Price Growth Stock Fund - Service Class	5,718,123	2,084,675
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	6,468,903	2,661,241
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	23,124	8,560
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	5,429,039	2,488,357
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	11,045,818	5,040,191
LVIP Vanguard Bond Allocation Fund - Service Class	8,288,384	8,000,351
LVIP Vanguard Bond Allocation Fund - Standard Class	1,244	1,021
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,625,077	2,471,810
LVIP Vanguard International Equity ETF Fund - Service Class	2,394,161	1,473,079

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Wellington Capital Growth Fund - Service Class	$3,881,126	$4,034,584
LVIP Wellington SMID Cap Value Fund - Service Class	2,367,736	1,711,453
LVIP Western Asset Core Bond Fund - Service Class	8,099,098	6,085,303
MFS® VIT Growth Series - Initial Class	12,786	2,091
MFS® VIT Growth Series - Service Class	3,881,457	1,628,369
MFS® VIT Total Return Series - Initial Class	17,804	6,720
MFS® VIT Total Return Series - Service Class	8,297,631	6,758,657
MFS® VIT Utilities Series - Initial Class	13,520	79,748
MFS® VIT Utilities Series - Service Class	4,034,271	4,289,648
MFS® VIT II Core Equity Portfolio - Service Class	2,720	7,398
MFS® VIT II International Intrinsic Value Portfolio - Service Class	352,957	108,943
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	91,797	109,158
Morgan Stanley VIF Growth Portfolio - Class II	43,836	275
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	236,461	271,113
PIMCO VIT All Asset Portfolio - Advisor Class	138,205	34,745
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,542,636	1,086,916
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	61,050	32,942
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	6,291	1,731
Putnam VT George Putnam Balanced Fund - Class IB	2,258,903	1,596,956
Putnam VT Global Health Care Fund - Class IB	748,504	211,053
Putnam VT Income Fund - Class IB	39,467	62,733
Putnam VT Large Cap Value Fund - Class IB	8,700,392	669,753
Putnam VT Multi-Asset Absolute Return Fund - Class IB	37,182	19,934
Templeton Foreign VIP Fund - Class 4	76,427	51,188
Templeton Global Bond VIP Fund - Class 2	132,254	1,022,854
Templeton Global Bond VIP Fund - Class 4	96,311	268,943
Templeton Growth VIP Fund - Class 2	24,583	167,950
VanEck VIP Global Resources Fund - Class S Shares	169,540	90,034
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	13,225	17,992

5. Investments

The following is a summary of investments owned at December 31, 2022:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Large Cap Growth Portfolio - Class B	3,331	$53.45	$178,029	$200,174
AB VPS Small/Mid Cap Value Portfolio - Class B	639,942	16.39	10,488,650	11,836,200
AB VPS Sustainable Global Thematic Portfolio - Class B	89,327	28.59	2,553,871	2,658,649
ALPS/Alerian Energy Infrastructure Portfolio - Class III	111,233	9.90	1,101,205	1,060,386
ALPS/Red Rocks Global Opportunity Portfolio - Class III	44,244	9.48	419,437	566,952
American Century VP Balanced Fund - Class II	1,490,046	6.70	9,983,308	11,530,657
American Century VP Large Company Value Fund - Class I	619	18.08	11,195	9,304
American Century VP Large Company Value Fund - Class II	443,141	18.41	8,158,235	7,614,087
American Funds Asset Allocation Fund - Class 1	257	22.20	5,712	5,793
American Funds Asset Allocation Fund - Class 4	730,799	21.74	15,887,579	17,191,929
American Funds Capital Income Builder® - Class 1	897	10.99	9,859	9,075
American Funds Capital Income Builder® - Class 4	198,498	10.96	2,175,541	2,076,418
American Funds Capital World Bond Fund - Class 1	558	9.55	5,333	6,527
American Funds Capital World Growth and Income Fund - Class 1	5,831	11.67	68,043	81,791
American Funds Global Growth Fund - Class 2	281,155	29.79	8,375,595	8,099,575
American Funds Global Growth Fund - Class 4	205,492	29.51	6,064,067	6,302,276
American Funds Global Small Capitalization Fund - Class 1	3,534	16.22	57,329	82,110
American Funds Global Small Capitalization Fund - Class 2	358,727	15.30	5,488,527	7,210,581
American Funds Global Small Capitalization Fund - Class 4	46,880	15.28	716,331	1,060,209
American Funds Growth Fund - Class 1	144	76.29	10,973	12,476
American Funds Growth Fund - Class 2	555,615	75.40	41,893,354	42,038,830
American Funds Growth Fund - Class 4	177,555	73.64	13,075,124	16,322,140
American Funds Growth-Income Fund - Class 1	4,272	50.21	214,494	216,234

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds Growth-Income Fund - Class 2	878,187	$49.46	$43,435,134	$39,239,615
American Funds Growth-Income Fund - Class 4	155,693	48.72	7,585,346	8,020,876
American Funds International Fund - Class 1	5,348	15.31	81,874	103,344
American Funds International Fund - Class 2	824,341	15.23	12,554,709	15,281,906
American Funds International Fund - Class 4	240,942	14.99	3,611,715	4,635,058
American Funds International Growth and Income Fund - Class 1	17,935	8.94	160,341	254,964
American Funds Managed Risk Asset Allocation Fund - Class P2	1,156,932	12.09	13,987,304	14,552,230
American Funds Mortgage Fund - Class 1	10,495	9.45	99,175	114,521
American Funds Mortgage Fund - Class 4	51,756	9.25	478,743	546,799
American Funds New World Fund® - Class 1	2,540	22.30	56,650	61,595
American Funds New World Fund® - Class 4	115,766	21.84	2,528,332	3,038,793
American Funds The Bond Fund of America - Class 1	4,481	9.41	42,166	49,582
American Funds Washington Mutual Investors Fund - Class 1	6,255	12.69	79,370	83,702
American Funds Washington Mutual Investors Fund - Class 4	417,663	12.34	5,153,966	5,719,935
ClearBridge Variable Aggressive Growth Portfolio - Class II	46,413	14.83	688,301	1,101,168
ClearBridge Variable Large Cap Growth Portfolio - Class II	558,910	26.72	14,934,087	17,449,131
ClearBridge Variable Mid Cap Portfolio - Class II	166,499	20.17	3,358,291	3,698,669
Columbia VP Commodity Strategy Fund - Class 2	162,614	5.01	814,694	947,941
Columbia VP Emerging Markets Bond Fund - Class 2	32,943	7.52	247,732	310,237
Columbia VP Strategic Income Fund - Class 2	202,689	3.46	701,305	790,695
Delaware Ivy VIP Asset Strategy Portfolio - Class II	79,609	7.85	624,932	759,411
Delaware Ivy VIP Energy Portfolio - Class II	72,783	5.07	369,008	323,852
Delaware Ivy VIP High Income Portfolio - Class II	304,191	2.82	857,819	1,013,105
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	190,181	9.47	1,801,011	2,356,222
Delaware Ivy VIP Science and Technology Portfolio - Class II	154,444	17.45	2,695,042	4,174,895
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	144,224	6.04	871,112	1,058,973
Delaware VIP® Emerging Markets Series - Service Class	621,216	19.63	12,194,466	13,628,219
Delaware VIP® Small Cap Value Series - Service Class	640,197	36.82	23,572,063	22,203,432
Delaware VIP® Small Cap Value Series - Standard Class	10,760	37.06	398,754	394,322
DWS Alternative Asset Allocation VIP Portfolio - Class A	944	12.99	12,261	12,632
DWS Alternative Asset Allocation VIP Portfolio - Class B	243,767	12.98	3,164,090	3,245,077
DWS Equity 500 Index VIP Portfolio - Class A	26,284	22.97	603,748	480,735
DWS Small Cap Index VIP Portfolio - Class A	22,681	12.12	274,890	325,411
Eaton Vance VT Floating-Rate Income Fund - Initial Class	202,816	8.44	1,711,768	1,788,018
Fidelity® VIP Balanced Portfolio - Service Class 2	1,707,898	18.74	32,006,007	37,153,212
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,887,697	36.54	68,976,436	69,526,675
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	197,965	10.28	2,035,078	2,406,901
Fidelity® VIP Growth Portfolio - Initial Class	3,867	71.51	276,521	292,385
Fidelity® VIP Growth Portfolio - Service Class 2	294,808	69.27	20,421,325	23,113,274
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,230,295	31.20	38,385,191	40,649,503
Fidelity® VIP Strategic Income Portfolio - Service Class 2	265,249	9.90	2,625,964	3,003,979
First Trust Capital Strength Portfolio - Class I	153,229	12.69	1,944,471	1,947,564
First Trust Dorsey Wright Tactical Core Portfolio - Class I	98,544	10.49	1,033,732	1,267,668
First Trust International Developed Capital Strength Portfolio - Class I	16,200	10.75	174,148	202,474
First Trust Multi Income Allocation Portfolio - Class I	41,250	11.13	459,108	468,252
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,079,547	12.47	13,461,955	14,956,655
Franklin Allocation VIP Fund - Class 4	310,542	4.58	1,422,283	1,695,774
Franklin Income VIP Fund - Class 2	1,332,763	14.73	19,631,602	20,083,450
Franklin Income VIP Fund - Class 4	696,190	15.16	10,554,233	10,895,773
Franklin Multi-Asset Variable Conservative Growth - Class II	103,157	12.81	1,321,447	1,514,959
Franklin Mutual Shares VIP Fund - Class 2	691,570	15.16	10,484,198	11,910,604
Franklin Mutual Shares VIP Fund - Class 4	231,317	15.34	3,548,398	4,037,129
Franklin Rising Dividends VIP Fund - Class 4	75,883	27.06	2,053,396	2,143,965
Franklin Small Cap Value VIP Fund - Class 4	58,566	13.07	765,459	908,541
Franklin Small-Mid Cap Growth VIP Fund - Class 4	65,189	11.31	737,292	1,085,201
Goldman Sachs VIT Government Money Market Fund - Service Shares	570,661	1.00	570,661	570,661
Goldman Sachs VIT Large Cap Value Fund - Service Shares	142,994	8.35	1,193,998	1,345,225
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	43,151	8.77	378,434	413,851
Guggenheim VT Long Short Equity	22,103	15.09	333,541	326,391
Guggenheim VT Multi-Hedge Strategies	19,851	25.56	507,381	508,857
Hartford Capital Appreciation HLS Fund - Class IC	18,972	38.65	733,276	870,555

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	469,856	$1.78	$836,344	$1,140,422
Invesco V.I. American Franchise Fund - Series I Shares	2,069	42.84	88,625	106,835
Invesco V.I. American Franchise Fund - Series II Shares	634	38.85	24,620	38,201
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	41,766	7.97	332,875	420,643
Invesco V.I. Comstock Fund - Series II Shares	28,502	20.25	577,160	563,323
Invesco V.I. Core Equity Fund - Series I Shares	2,039	24.55	50,057	58,470
Invesco V.I. Diversified Dividend Fund - Series II Shares	68,167	24.75	1,687,142	1,828,571
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	918,465	24.54	22,539,123	20,883,153
Invesco V.I. Equity and Income Fund - Series II Shares	78,325	16.03	1,255,546	1,411,516
Invesco V.I. EQV International Equity Fund - Series I Shares	276	28.94	7,996	10,039
Invesco V.I. EQV International Equity Fund - Series II Shares	194,635	28.42	5,531,520	7,095,305
Invesco V.I. Global Fund - Series II Shares	7,044	30.30	213,442	246,210
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	59,796	22.56	1,349,002	1,518,965
Janus Henderson Balanced Portfolio - Service Shares	10,827	42.47	459,813	353,365
Janus Henderson Enterprise Portfolio - Service Shares	5,469	62.78	343,350	326,203
Janus Henderson Global Research Portfolio - Service Shares	418	48.41	20,216	17,391
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	1,560,775	9.53	14,874,182	17,219,346
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	17,743	15.58	276,441	273,956
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	30,135	9.71	292,609	309,536
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	259,280	10.20	2,644,652	3,077,022
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	39,668	22.15	878,645	1,355,634
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	5,481	15.16	83,088	93,551
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	220,735	12.99	2,867,349	3,090,511
LVIP American Balanced Allocation Fund - Service Class	460,636	12.10	5,575,072	6,029,469
LVIP American Balanced Allocation Fund - Standard Class	422	12.12	5,117	5,558
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,011,407	13.13	39,551,825	39,104,542
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	285,293	10.21	2,912,274	3,309,828
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	549,745	10.94	6,016,413	6,442,281
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	17,925	10.95	196,239	197,730
LVIP American Global Growth Fund - Service Class II	724,646	20.98	15,203,080	15,950,063
LVIP American Global Small Capitalization Fund - Service Class II	196,455	12.51	2,457,259	3,062,541
LVIP American Growth Allocation Fund - Service Class	218,974	12.44	2,723,822	2,988,602
LVIP American Growth Fund - Service Class II	3,037,017	22.55	68,472,595	76,459,289
LVIP American Growth-Income Fund - Service Class II	2,570,445	22.30	57,323,488	55,509,836
LVIP American International Fund - Service Class II	1,086,078	12.34	13,398,947	15,404,719
LVIP American Preservation Fund - Service Class	123,955	9.11	1,128,979	1,247,641
LVIP Baron Growth Opportunities Fund - Service Class	319,320	62.06	19,817,290	18,794,821
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,322,989	20.52	109,249,022	105,770,845
LVIP BlackRock Global Allocation Fund - Service Class	4,399,585	10.39	45,716,083	49,304,430
LVIP BlackRock Global Allocation Fund - Standard Class	2,479	10.40	25,767	27,908
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	6,644,722	9.96	66,174,783	70,275,031
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,797,356	10.73	30,021,220	32,436,572
LVIP BlackRock Global Real Estate Fund - Service Class	715,701	6.74	4,820,244	6,065,138
LVIP BlackRock Inflation Protected Bond Fund - Service Class	6,866,395	8.91	61,172,712	70,277,451
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	15,291	8.91	136,301	159,983
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	4,528,712	11.37	51,477,867	55,527,552
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	2,449,440	32.68	80,042,816	91,760,226
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,051	33.86	69,436	74,521
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	3,391,619	15.85	53,770,722	53,285,174
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	338	16.67	5,634	5,142
LVIP Channing Small Cap Value Fund - Service Class	445	9.53	4,245	4,163
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	2,603,136	13.23	34,447,298	32,192,384
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	392	13.26	5,204	4,624
LVIP Delaware Bond Fund - Service Class	18,029,206	11.43	206,001,708	247,721,480
LVIP Delaware Bond Fund - Standard Class	202,826	11.43	2,318,305	2,777,622
LVIP Delaware Diversified Floating Rate Fund - Service Class	5,184,933	9.68	50,174,599	51,946,664
LVIP Delaware Diversified Floating Rate Fund - Standard Class	14,522	9.68	140,590	145,816
LVIP Delaware Diversified Income Fund - Service Class	10,573,601	8.69	91,916,312	110,584,447
LVIP Delaware Diversified Income Fund - Standard Class	21,284	8.74	185,936	223,042
LVIP Delaware High Yield Fund - Service Class	1,077,121	4.01	4,323,565	5,315,348
LVIP Delaware High Yield Fund - Standard Class	32,833	4.01	131,761	163,281

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	4,072,071	$9.12	$37,145,436	$39,818,630
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	1,980	9.17	18,164	19,445
LVIP Delaware Mid Cap Value Fund - Service Class	225,340	39.54	8,909,061	8,453,631
LVIP Delaware REIT Fund - Service Class	667,620	12.11	8,085,544	8,710,593
LVIP Delaware REIT Fund - Standard Class	29,227	12.08	353,091	377,533
LVIP Delaware SMID Cap Core Fund - Service Class	385,918	21.33	8,232,015	8,751,625
LVIP Delaware SMID Cap Core Fund - Standard Class	10,983	23.40	256,943	258,751
LVIP Delaware Social Awareness Fund - Service Class	110,498	37.97	4,195,933	4,433,950
LVIP Delaware Social Awareness Fund - Standard Class	5,978	38.31	229,032	214,112
LVIP Delaware U.S. Growth Fund - Service Class	1,197,363	6.48	7,758,910	11,137,372
LVIP Delaware Value Fund - Service Class	471,787	25.97	12,252,312	12,814,502
LVIP Delaware Value Fund - Standard Class	1,947	25.98	50,593	54,879
LVIP Delaware Wealth Builder Fund - Service Class	167,629	10.50	1,760,773	2,079,451
LVIP Delaware Wealth Builder Fund - Standard Class	10,720	10.53	112,897	140,226
LVIP Dimensional International Core Equity Fund - Service Class	791,102	10.65	8,421,281	8,638,207
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	4,200,607	8.95	37,603,838	39,079,391
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	395,696	36.35	14,381,974	14,121,492
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	152	36.65	5,588	4,913
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	720,004	16.53	11,898,791	10,611,850
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	2,984,620	19.30	57,603,174	46,281,467
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	2,881,768	12.57	36,220,946	37,641,557
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	417	12.59	5,246	5,329
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,510,931	37.71	56,969,661	51,590,705
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	941,771	9.41	8,862,063	10,230,304
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	5,481,335	11.18	61,281,322	73,901,710
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	12,218	11.18	136,642	171,227
LVIP Global Growth Allocation Managed Risk Fund - Service Class	23,125,926	11.18	258,524,727	304,964,861
LVIP Global Income Fund - Service Class	2,466,104	9.17	22,601,846	27,844,552
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	20,499,537	11.62	238,122,620	281,216,065
LVIP Government Money Market Fund - Service Class	4,045,605	10.00	40,456,050	40,456,061
LVIP Government Money Market Fund - Standard Class	77,877	10.00	778,769	778,769
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	2,985,356	12.03	35,916,816	33,323,670
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	437	12.05	5,269	4,689
LVIP JPMorgan High Yield Fund - Service Class	1,253,983	9.14	11,455,138	13,280,041
LVIP JPMorgan Retirement Income Fund - Service Class	385,524	11.14	4,294,740	4,811,327
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,270,236	17.28	39,234,220	35,940,246
LVIP Loomis Sayles Global Growth Fund - Service Class	8,951	11.30	101,103	119,516
LVIP MFS International Equity Managed Volatility Fund - Service Class	3,748,059	11.78	44,144,637	42,110,786
LVIP MFS International Growth Fund - Service Class	656,945	17.75	11,658,152	11,492,575
LVIP MFS Value Fund - Service Class	719,300	50.76	36,510,219	31,210,816
LVIP Mondrian International Value Fund - Service Class	653,177	14.26	9,315,604	10,378,598
LVIP Mondrian International Value Fund - Standard Class	43,661	14.27	623,173	710,018
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	406,968	11.15	4,535,661	4,565,634
LVIP PIMCO Low Duration Bond Fund - Service Class	5,070,495	9.16	46,455,874	50,424,188
LVIP PIMCO Low Duration Bond Fund - Standard Class	648	9.17	5,937	6,459
LVIP SSGA Bond Index Fund - Service Class	4,573,409	9.78	44,714,218	52,331,356
LVIP SSGA Bond Index Fund - Standard Class	6,909	9.77	67,511	78,982
LVIP SSGA Conservative Index Allocation Fund - Service Class	817,788	12.37	10,117,673	10,732,956
LVIP SSGA Conservative Structured Allocation Fund - Service Class	758,689	10.38	7,871,396	8,784,829
LVIP SSGA Developed International 150 Fund - Service Class	941,887	7.06	6,648,780	7,438,443
LVIP SSGA Emerging Markets 100 Fund - Service Class	822,843	6.89	5,671,036	7,029,532
LVIP SSGA Emerging Markets 100 Fund - Standard Class	8,788	6.89	60,540	80,908
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	106,079	9.50	1,007,428	1,218,097
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	4,635,343	10.06	46,613,004	53,772,223
LVIP SSGA International Index Fund - Service Class	1,301,811	9.18	11,950,622	11,843,828
LVIP SSGA International Managed Volatility Fund - Service Class	2,377,858	8.31	19,752,864	20,801,225
LVIP SSGA Large Cap 100 Fund - Service Class	1,211,259	11.91	14,430,941	16,078,944
LVIP SSGA Large Cap 100 Fund - Standard Class	22,853	11.95	272,977	345,561
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	3,815,636	14.60	55,693,028	53,716,123
LVIP SSGA Mid-Cap Index Fund - Service Class	1,108,408	11.37	12,603,709	14,053,334
LVIP SSGA Mid-Cap Index Fund - Standard Class	6,329	11.41	72,187	90,277

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,348,983	$14.54	$34,158,905	$34,386,603
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3,577,638	11.37	40,684,904	43,713,256
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,006,787	15.16	15,259,876	14,847,604
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,802,711	11.89	21,434,229	22,717,597
LVIP SSGA Nasdaq-100 Index Fund - Service Class	18,434	7.74	142,588	195,548
LVIP SSGA S&P 500 Index Fund - Service Class	6,119,864	21.82	133,523,188	126,773,311
LVIP SSGA S&P 500 Index Fund - Standard Class	52,480	21.85	1,146,642	803,155
LVIP SSGA Short-Term Bond Index Fund - Service Class	1,434,119	9.66	13,856,459	14,574,105
LVIP SSGA Small-Cap Index Fund - Service Class	1,036,213	27.29	28,280,334	31,886,071
LVIP SSGA Small-Cap Index Fund - Standard Class	2,330	27.34	63,698	88,641
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	1,087,315	10.67	11,603,825	13,916,160
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,591	10.70	27,711	31,073
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	4,294,288	10.87	46,666,026	54,000,118
LVIP T. Rowe Price 2020 Fund - Service Class	15,593	8.47	132,104	164,618
LVIP T. Rowe Price 2030 Fund - Service Class	5,231	9.99	52,269	51,308
LVIP T. Rowe Price 2040 Fund - Service Class	3,250	10.02	32,573	37,031
LVIP T. Rowe Price Growth Stock Fund - Service Class	484,740	33.36	16,170,929	20,589,287
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	904,368	22.18	20,058,887	24,707,532
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	4,833	23.78	114,925	130,502
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	1,454,779	9.79	14,248,104	16,187,585
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	5,706,769	10.00	57,050,571	61,131,433
LVIP Vanguard Bond Allocation Fund - Service Class	7,607,874	8.98	68,288,274	80,508,699
LVIP Vanguard Bond Allocation Fund - Standard Class	589	8.98	5,287	6,193
LVIP Vanguard Domestic Equity ETF Fund - Service Class	914,500	25.78	23,574,888	19,013,020
LVIP Vanguard International Equity ETF Fund - Service Class	1,610,233	10.44	16,815,665	18,129,551
LVIP Wellington Capital Growth Fund - Service Class	239,470	39.72	9,511,525	12,594,008
LVIP Wellington SMID Cap Value Fund - Service Class	303,625	24.61	7,473,432	7,523,839
LVIP Western Asset Core Bond Fund - Service Class	3,665,329	8.25	30,235,296	36,468,136
MFS® VIT Growth Series - Initial Class	1,501	48.02	72,056	80,985
MFS® VIT Growth Series - Service Class	285,683	44.74	12,781,435	16,254,462
MFS® VIT Total Return Series - Initial Class	6,875	22.49	154,611	167,862
MFS® VIT Total Return Series - Service Class	395,031	21.95	8,670,923	9,630,790
MFS® VIT Utilities Series - Initial Class	4,322	36.32	156,967	135,393
MFS® VIT Utilities Series - Service Class	288,196	35.57	10,251,134	8,871,196
MFS® VIT II Core Equity Portfolio - Service Class	704	23.32	16,415	16,867
MFS® VIT II International Intrinsic Value Portfolio - Service Class	64,511	26.75	1,725,675	1,742,107
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	81,217	6.93	562,833	622,074
Morgan Stanley VIF Growth Portfolio - Class II	4,467	6.83	30,509	73,595
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	96,415	15.20	1,465,504	1,403,276
PIMCO VIT All Asset Portfolio - Advisor Class	23,255	8.76	203,714	229,686
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	621,316	7.01	4,355,423	5,918,678
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	47,173	8.41	396,726	477,672
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	12,907	10.05	129,717	163,527
Putnam VT George Putnam Balanced Fund - Class IB	677,846	11.54	7,822,343	8,734,390
Putnam VT Global Health Care Fund - Class IB	117,478	16.22	1,905,488	1,906,148
Putnam VT Income Fund - Class IB	57,013	8.39	478,339	612,601
Putnam VT Large Cap Value Fund - Class IB	400,401	27.07	10,838,849	10,814,267
Putnam VT Multi-Asset Absolute Return Fund - Class IB	29,424	9.26	272,465	296,091
Templeton Foreign VIP Fund - Class 4	13,339	12.42	165,664	172,916
Templeton Global Bond VIP Fund - Class 2	313,064	12.48	3,907,039	5,015,361
Templeton Global Bond VIP Fund - Class 4	135,407	12.77	1,729,148	2,041,931
Templeton Growth VIP Fund - Class 2	108,448	10.24	1,110,508	1,332,489
VanEck VIP Global Resources Fund - Class S Shares	25,722	27.16	698,611	495,459
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	26,887	8.21	220,746	248,179

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2022, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Large Cap Growth Portfolio - Class B	157	(7,048)	(6,891)
AB VPS Small/Mid Cap Value Portfolio - Class B	52,206	(70,856)	(18,650)
AB VPS Sustainable Global Thematic Portfolio - Class B	9,921	(10,224)	(303)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	34,686	(3,332)	31,354
ALPS/Red Rocks Global Opportunity Portfolio - Class III	6,972	(2,913)	4,059
American Century VP Balanced Fund - Class II	82,549	(143,958)	(61,409)
American Century VP Large Company Value Fund - Class I	—	(261)	(261)
American Century VP Large Company Value Fund - Class II	291,431	(81,155)	210,276
American Funds Asset Allocation Fund - Class 1	8	(23)	(15)
American Funds Asset Allocation Fund - Class 4	203,629	(71,966)	131,663
American Funds Capital Income Builder® - Class 1	—	(254)	(254)
American Funds Capital Income Builder® - Class 4	34,284	(17,999)	16,285
American Funds Capital World Bond Fund - Class 1	73	(44)	29
American Funds Capital World Growth and Income Fund - Class 1	634	(37)	597
American Funds Global Growth Fund - Class 2	8,799	(25,986)	(17,187)
American Funds Global Growth Fund - Class 4	105,261	(21,369)	83,892
American Funds Global Small Capitalization Fund - Class 1	98	—	98
American Funds Global Small Capitalization Fund - Class 2	17,924	(20,093)	(2,169)
American Funds Global Small Capitalization Fund - Class 4	12,518	(5,259)	7,259
American Funds Growth Fund - Class 1	45	(23)	22
American Funds Growth Fund - Class 2	23,757	(103,314)	(79,557)
American Funds Growth Fund - Class 4	270,801	(96,278)	174,523
American Funds Growth-Income Fund - Class 1	269	(125)	144
American Funds Growth-Income Fund - Class 2	6,665	(178,287)	(171,622)
American Funds Growth-Income Fund - Class 4	151,562	(62,286)	89,276
American Funds International Fund - Class 1	820	(527)	293
American Funds International Fund - Class 2	31,549	(70,408)	(38,859)
American Funds International Fund - Class 4	60,712	(18,860)	41,852
American Funds International Growth and Income Fund - Class 1	517	—	517
American Funds Managed Risk Asset Allocation Fund - Class P2	38,736	(124,612)	(85,876)
American Funds Mortgage Fund - Class 1	363	—	363
American Funds Mortgage Fund - Class 4	10,023	(16,524)	(6,501)
American Funds New World Fund® - Class 1	399	(84)	315
American Funds New World Fund® - Class 4	36,405	(18,695)	17,710
American Funds The Bond Fund of America - Class 1	707	(202)	505
American Funds Washington Mutual Investors Fund - Class 1	229	(638)	(409)
American Funds Washington Mutual Investors Fund - Class 4	232,553	(29,905)	202,648
BlackRock Global Allocation V.I. Fund - Class I	10	(1,511)	(1,501)
BlackRock Global Allocation V.I. Fund - Class III	73,983	(2,623,993)	(2,550,010)
ClearBridge Variable Aggressive Growth Portfolio - Class II	9,186	(2,472)	6,714
ClearBridge Variable Large Cap Growth Portfolio - Class II	179,037	(91,917)	87,120
ClearBridge Variable Mid Cap Portfolio - Class II	37,213	(12,618)	24,595
Columbia VP Commodity Strategy Fund - Class 2	69,979	(30,237)	39,742
Columbia VP Emerging Markets Bond Fund - Class 2	2,410	(32,043)	(29,633)
Columbia VP Strategic Income Fund - Class 2	41,605	(79,458)	(37,853)
Delaware Ivy VIP Asset Strategy Portfolio - Class II	236	(5,025)	(4,789)
Delaware Ivy VIP Energy Portfolio - Class II	23,001	(333,923)	(310,922)
Delaware Ivy VIP High Income Portfolio - Class II	9,717	(109,095)	(99,378)
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	20,571	(22,943)	(2,372)
Delaware Ivy VIP Science and Technology Portfolio - Class II	29,590	(10,080)	19,510
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	47,791	(4,267)	43,524
Delaware VIP® Emerging Markets Series - Service Class	222,597	(200,418)	22,179
Delaware VIP® Small Cap Value Series - Service Class	216,249	(637,860)	(421,611)
Delaware VIP® Small Cap Value Series - Standard Class	33	(2,663)	(2,630)
DWS Alternative Asset Allocation VIP Portfolio - Class A	14	(221)	(207)
DWS Alternative Asset Allocation VIP Portfolio - Class B	29,574	(54,516)	(24,942)
DWS Equity 500 Index VIP Portfolio - Class A	51	(3,448)	(3,397)
DWS Small Cap Index VIP Portfolio - Class A	35	(1,008)	(973)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	93,923	(36,968)	56,955

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Balanced Portfolio - Service Class 2	751,330	(317,924)	433,406
Fidelity® VIP Contrafund® Portfolio - Service Class 2	189,496	(146,451)	43,045
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	47,136	(44,693)	2,443
Fidelity® VIP Growth Portfolio - Initial Class	236	(1,965)	(1,729)
Fidelity® VIP Growth Portfolio - Service Class 2	157,794	(59,953)	97,841
Fidelity® VIP Mid Cap Portfolio - Service Class 2	129,807	(136,549)	(6,742)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	61,885	(29,165)	32,720
First Trust Capital Strength Portfolio - Class I	85,730	(25,326)	60,404
First Trust Dorsey Wright Tactical Core Portfolio - Class I	2,195	(6,096)	(3,901)
First Trust International Developed Capital Strength Portfolio - Class I	10,908	(46)	10,862
First Trust Multi Income Allocation Portfolio - Class I	9,244	(3,107)	6,137
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	414,485	(435,315)	(20,830)
Franklin Allocation VIP Fund - Class 4	107,017	(37,365)	69,652
Franklin Income VIP Fund - Class 2	17,917	(175,897)	(157,980)
Franklin Income VIP Fund - Class 4	167,830	(59,250)	108,580
Franklin Multi-Asset Variable Conservative Growth - Class II	40,995	(35,196)	5,799
Franklin Mutual Shares VIP Fund - Class 2	4,248	(111,894)	(107,646)
Franklin Mutual Shares VIP Fund - Class 4	31,989	(32,228)	(239)
Franklin Rising Dividends VIP Fund - Class 4	45,536	(3,205)	42,331
Franklin Small Cap Value VIP Fund - Class 4	29,705	(40,571)	(10,866)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	13,262	(1,992)	11,270
Goldman Sachs VIT Government Money Market Fund - Service Shares	51,359	(5,870)	45,489
Goldman Sachs VIT Large Cap Value Fund - Service Shares	734	(6,486)	(5,752)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	6,531	(1,643)	4,888
Guggenheim VT Long Short Equity	11,468	(5,505)	5,963
Guggenheim VT Multi-Hedge Strategies	12,293	(9,367)	2,926
Hartford Capital Appreciation HLS Fund - Class IC	378	(1,114)	(736)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	14,008	(5,822)	8,186
Invesco V.I. American Franchise Fund - Series I Shares	140	(607)	(467)
Invesco V.I. American Franchise Fund - Series II Shares	3	—	3
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	515	(2,479)	(1,964)
Invesco V.I. Comstock Fund - Series II Shares	27,477	(3,500)	23,977
Invesco V.I. Core Equity Fund - Series I Shares	19	(2,096)	(2,077)
Invesco V.I. Core Equity Fund - Series II Shares	1	(1,863)	(1,862)
Invesco V.I. Diversified Dividend Fund - Series II Shares	21,096	(17,799)	3,297
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	208,560	(142,555)	66,005
Invesco V.I. Equity and Income Fund - Series II Shares	90,569	(4,950)	85,619
Invesco V.I. EQV International Equity Fund - Series II Shares	81,112	(20,726)	60,386
Invesco V.I. Global Fund - Series II Shares	1,170	(481)	689
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	59,194	(7,423)	51,771
Janus Henderson Balanced Portfolio - Service Shares	29	(353)	(324)
Janus Henderson Enterprise Portfolio - Service Shares	19	(309)	(290)
Janus Henderson Global Research Portfolio - Service Shares	214	(35)	179
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	205,214	(162,888)	42,326
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	514	(1,772)	(1,258)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	5,915	(2,237)	3,678
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(5,749)	(5,749)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	84,930	(27,478)	57,452
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	27,643	(71,251)	(43,608)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	6	(116)	(110)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	127,284	(71,964)	55,320
LVIP American Balanced Allocation Fund - Service Class	18,368	(15,100)	3,268
LVIP American Balanced Allocation Fund - Standard Class	—	(99)	(99)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	151,740	(242,916)	(91,176)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	16,544	(27,734)	(11,190)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	6,231	(124,606)	(118,375)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(824)	(824)
LVIP American Global Growth Fund - Service Class II	63,556	(61,046)	2,510
LVIP American Global Small Capitalization Fund - Service Class II	13,650	(8,344)	5,306
LVIP American Growth Allocation Fund - Service Class	28,362	(39,375)	(11,013)
LVIP American Growth Fund - Service Class II	280,931	(80,170)	200,761
LVIP American Growth-Income Fund - Service Class II	143,231	(134,026)	9,205

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American International Fund - Service Class II	109,876	(59,270)	50,606
LVIP American Preservation Fund - Service Class	10,328	(40,886)	(30,558)
LVIP Baron Growth Opportunities Fund - Service Class	146,768	(66,421)	80,347
LVIP BlackRock Advantage Allocation Fund - Service Class	4,471	(129,058)	(124,587)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	317,433	(861,845)	(544,412)
LVIP BlackRock Global Allocation Fund - Service Class	2,810,289	(173,670)	2,636,619
LVIP BlackRock Global Allocation Fund - Standard Class	1,375	(129)	1,246
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	281,604	(710,056)	(428,452)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	156,102	(286,086)	(129,984)
LVIP BlackRock Global Real Estate Fund - Service Class	74,274	(64,538)	9,736
LVIP BlackRock Inflation Protected Bond Fund - Service Class	1,484,681	(1,494,015)	(9,334)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	434	(341)	93
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	374,066	(391,908)	(17,842)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	404,590	(202,115)	202,475
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	376	(1,691)	(1,315)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	433,594	(284,936)	148,658
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	25	(13)	12
LVIP Channing Small Cap Value Fund - Service Class	485	—	485
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	100,437	(167,281)	(66,844)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	24	(22)	2
LVIP Delaware Bond Fund - Service Class	1,105,071	(1,248,742)	(143,671)
LVIP Delaware Bond Fund - Standard Class	2,340	(40,297)	(37,957)
LVIP Delaware Diversified Floating Rate Fund - Service Class	710,507	(879,204)	(168,697)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	496	—	496
LVIP Delaware Diversified Income Fund - Service Class	243,589	(825,578)	(581,989)
LVIP Delaware Diversified Income Fund - Standard Class	811	(622)	189
LVIP Delaware High Yield Fund - Service Class	76,290	(25,000)	51,290
LVIP Delaware High Yield Fund - Standard Class	3	(1,890)	(1,887)
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	354,260	(910,837)	(556,577)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	283	(140)	143
LVIP Delaware Mid Cap Value Fund - Service Class	153,025	(117,407)	35,618
LVIP Delaware REIT Fund - Service Class	38,787	(59,030)	(20,243)
LVIP Delaware REIT Fund - Standard Class	3	(186)	(183)
LVIP Delaware SMID Cap Core Fund - Service Class	17,522	(24,136)	(6,614)
LVIP Delaware SMID Cap Core Fund - Standard Class	37	(4,742)	(4,705)
LVIP Delaware Social Awareness Fund - Service Class	17,535	(21,419)	(3,884)
LVIP Delaware Social Awareness Fund - Standard Class	17	(677)	(660)
LVIP Delaware U.S. Growth Fund - Service Class	27,129	(23,276)	3,853
LVIP Delaware Value Fund - Service Class	54,567	(74,905)	(20,338)
LVIP Delaware Value Fund - Standard Class	1	(49)	(48)
LVIP Delaware Wealth Builder Fund - Service Class	16,177	(8,543)	7,634
LVIP Delaware Wealth Builder Fund - Standard Class	5	(108)	(103)
LVIP Dimensional International Core Equity Fund - Service Class	156,272	(56,286)	99,986
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	467,271	(343,207)	124,064
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	118,311	(39,591)	78,720
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	10	(18)	(8)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	110,563	(77,165)	33,398
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	265,722	(250,382)	15,340
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	179,381	(261,195)	(81,814)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	24	(14)	10
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	207,995	(504,602)	(296,607)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	14,595	(156,835)	(142,240)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	189,701	(63,326)	126,375
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	71,493	(604,406)	(532,913)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(611)	(611)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	564,762	(1,786,380)	(1,221,618)
LVIP Global Income Fund - Service Class	112,671	(287,558)	(174,887)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	175,824	(1,676,947)	(1,501,123)
LVIP Government Money Market Fund - Service Class	5,026,869	(2,967,350)	2,059,519
LVIP Government Money Market Fund - Standard Class	35,630	(18,853)	16,777
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	113,009	(381,517)	(268,508)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	12	(51)	(39)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP JPMorgan High Yield Fund - Service Class	107,839	(187,985)	(80,146)
LVIP JPMorgan Retirement Income Fund - Service Class	60,570	(32,373)	28,197
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	47,122	(363,304)	(316,182)
LVIP Loomis Sayles Global Growth Fund - Service Class	5,764	(3,980)	1,784
LVIP MFS International Equity Managed Volatility Fund - Service Class	427,021	(234,812)	192,209
LVIP MFS International Growth Fund - Service Class	68,348	(102,625)	(34,277)
LVIP MFS Value Fund - Service Class	262,257	(366,678)	(104,421)
LVIP Mondrian International Value Fund - Service Class	99,858	(76,965)	22,893
LVIP Mondrian International Value Fund - Standard Class	2,646	(4,047)	(1,401)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	33,179	(52,847)	(19,668)
LVIP PIMCO Low Duration Bond Fund - Service Class	779,349	(1,132,696)	(353,347)
LVIP PIMCO Low Duration Bond Fund - Standard Class	91	(140)	(49)
LVIP SSGA Bond Index Fund - Service Class	229,472	(652,390)	(422,918)
LVIP SSGA Bond Index Fund - Standard Class	905	(1,392)	(487)
LVIP SSGA Conservative Index Allocation Fund - Service Class	95,951	(70,896)	25,055
LVIP SSGA Conservative Structured Allocation Fund - Service Class	82,755	(67,684)	15,071
LVIP SSGA Developed International 150 Fund - Service Class	60,064	(98,318)	(38,254)
LVIP SSGA Emerging Markets 100 Fund - Service Class	42,015	(66,448)	(24,433)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	141	(159)	(18)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	42,355	(9,468)	32,887
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	147,875	(405,369)	(257,494)
LVIP SSGA International Index Fund - Service Class	124,836	(129,710)	(4,874)
LVIP SSGA International Managed Volatility Fund - Service Class	154,554	(205,167)	(50,613)
LVIP SSGA Large Cap 100 Fund - Service Class	62,072	(103,568)	(41,496)
LVIP SSGA Large Cap 100 Fund - Standard Class	210	—	210
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	239,968	(239,033)	935
LVIP SSGA Mid-Cap Index Fund - Service Class	369,268	(365,484)	3,784
LVIP SSGA Mid-Cap Index Fund - Standard Class	176	—	176
LVIP SSGA Moderate Index Allocation Fund - Service Class	85,283	(226,344)	(141,061)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	50,623	(255,835)	(205,212)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	35,171	(104,615)	(69,444)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	60,889	(200,865)	(139,976)
LVIP SSGA Nasdaq-100 Index Fund - Service Class	13,870	(927)	12,943
LVIP SSGA S&P 500 Index Fund - Service Class	1,220,938	(363,770)	857,168
LVIP SSGA S&P 500 Index Fund - Standard Class	928	(10,559)	(9,631)
LVIP SSGA Short-Term Bond Index Fund - Service Class	568,584	(634,391)	(65,807)
LVIP SSGA Small-Cap Index Fund - Service Class	243,264	(257,935)	(14,671)
LVIP SSGA Small-Cap Index Fund - Standard Class	77	—	77
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	425,470	(758,684)	(333,214)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	136	(115)	21
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	327,591	(257,316)	70,275
LVIP T. Rowe Price 2010 Fund - Service Class	3	(7,249)	(7,246)
LVIP T. Rowe Price 2020 Fund - Service Class	5,613	(1,911)	3,702
LVIP T. Rowe Price 2030 Fund - Service Class	—	(259)	(259)
LVIP T. Rowe Price Growth Stock Fund - Service Class	100,564	(60,869)	39,695
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	112,921	(59,361)	53,560
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	210	(176)	34
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	431,989	(211,203)	220,786
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	629,871	(374,304)	255,567
LVIP Vanguard Bond Allocation Fund - Service Class	596,860	(775,509)	(178,649)
LVIP Vanguard Bond Allocation Fund - Standard Class	90	(90)	—
LVIP Vanguard Domestic Equity ETF Fund - Service Class	94,679	(77,367)	17,312
LVIP Vanguard International Equity ETF Fund - Service Class	176,333	(114,117)	62,216
LVIP Wellington Capital Growth Fund - Service Class	53,932	(124,916)	(70,984)
LVIP Wellington SMID Cap Value Fund - Service Class	76,559	(82,816)	(6,257)
LVIP Western Asset Core Bond Fund - Service Class	756,652	(592,987)	163,665
MFS® VIT Growth Series - Initial Class	138	(35)	103
MFS® VIT Growth Series - Service Class	57,744	(44,184)	13,560
MFS® VIT Total Return Series - Initial Class	51	(158)	(107)
MFS® VIT Total Return Series - Service Class	333,876	(296,314)	37,562
MFS® VIT Utilities Series - Initial Class	95	(1,785)	(1,690)
MFS® VIT Utilities Series - Service Class	186,124	(204,608)	(18,484)
MFS® VIT II Core Equity Portfolio - Service Class	1	(201)	(200)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	22,750	(7,396)	15,354
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	3,302	(7,873)	(4,571)
Morgan Stanley VIF Growth Portfolio - Class II	417	—	417
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	47	(7,123)	(7,076)
PIMCO VIT All Asset Portfolio - Advisor Class	10,756	(3,174)	7,582
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	41,309	(87,265)	(45,956)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	600	(2,692)	(2,092)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11	(21)	(10)
Putnam VT George Putnam Balanced Fund - Class IB	98,927	(104,712)	(5,785)
Putnam VT Global Health Care Fund - Class IB	36,798	(11,853)	24,945
Putnam VT Income Fund - Class IB	888	(6,015)	(5,127)
Putnam VT Large Cap Value Fund - Class IB	596,453	(43,384)	553,069
Putnam VT Multi-Asset Absolute Return Fund - Class IB	3,846	(1,884)	1,962
Templeton Foreign VIP Fund - Class 4	7,407	(5,288)	2,119
Templeton Global Bond VIP Fund - Class 2	9,158	(65,404)	(56,246)
Templeton Global Bond VIP Fund - Class 4	12,033	(29,413)	(17,380)
Templeton Growth VIP Fund - Class 2	1,498	(8,473)	(6,975)
VanEck VIP Global Resources Fund - Class S Shares	13,677	(9,725)	3,952
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	510	(1,410)	(900)

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Large Cap Growth Portfolio - Class B	1,479	(2,706)	(1,227)
AB VPS Small/Mid Cap Value Portfolio - Class B	117,303	(90,596)	26,707
AB VPS Sustainable Global Thematic Portfolio - Class B	13,636	(18,601)	(4,965)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	121,795	(88,988)	32,807
ALPS/Red Rocks Global Opportunity Portfolio - Class III	3,160	(1,501)	1,659
American Century VP Balanced Fund - Class II	108,854	(94,158)	14,696
American Century VP Large Company Value Fund - Class I	—	(235)	(235)
American Century VP Large Company Value Fund - Class II	67,758	(21,090)	46,668
American Funds Asset Allocation Fund - Class 1	10	(16)	(6)
American Funds Asset Allocation Fund - Class 4	134,760	(80,529)	54,231
American Funds Capital Income Builder® - Class 1	—	(228)	(228)
American Funds Capital Income Builder® - Class 4	21,645	(6,056)	15,589
American Funds Capital World Bond Fund - Class 1	580	(7,386)	(6,806)
American Funds Capital World Growth and Income Fund - Class 1	428	(43)	385
American Funds Global Growth Fund - Class 2	25,505	(47,181)	(21,676)
American Funds Global Growth Fund - Class 4	28,857	(8,416)	20,441
American Funds Global Small Capitalization Fund - Class 1	344	—	344
American Funds Global Small Capitalization Fund - Class 2	2,949	(30,099)	(27,150)
American Funds Global Small Capitalization Fund - Class 4	16,389	(5,393)	10,996
American Funds Growth Fund - Class 1	125	(3,286)	(3,161)
American Funds Growth Fund - Class 2	26,118	(165,731)	(139,613)
American Funds Growth Fund - Class 4	149,713	(58,482)	91,231
American Funds Growth-Income Fund - Class 1	613	(3,311)	(2,698)
American Funds Growth-Income Fund - Class 2	28,329	(165,120)	(136,791)
American Funds Growth-Income Fund - Class 4	93,468	(27,210)	66,258
American Funds High-Income Trust - Class 1	280	(4,597)	(4,317)
American Funds International Fund - Class 1	703	(487)	216
American Funds International Fund - Class 2	30,421	(89,746)	(59,325)
American Funds International Fund - Class 4	67,113	(12,016)	55,097
American Funds International Growth and Income Fund - Class 1	6,548	—	6,548
American Funds Managed Risk Asset Allocation Fund - Class P2	33,860	(217,396)	(183,536)
American Funds Mortgage Fund - Class 1	8,536	—	8,536
American Funds Mortgage Fund - Class 4	37,860	(5,538)	32,322
American Funds New World Fund® - Class 1	465	(279)	186
American Funds New World Fund® - Class 4	103,765	(14,048)	89,717
American Funds The Bond Fund of America - Class 1	891	(32)	859
American Funds Washington Mutual Investors Fund - Class 1	125	(904)	(779)
American Funds Washington Mutual Investors Fund - Class 4	86,993	(18,858)	68,135

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Global Allocation V.I. Fund - Class I	23	(222)	(199)
BlackRock Global Allocation V.I. Fund - Class III	178,089	(430,955)	(252,866)
ClearBridge Variable Aggressive Growth Portfolio - Class II	4,076	(4,416)	(340)
ClearBridge Variable Large Cap Growth Portfolio - Class II	137,259	(187,314)	(50,055)
ClearBridge Variable Mid Cap Portfolio - Class II	34,028	(21,938)	12,090
Columbia VP Commodity Strategy Fund - Class 2	15,507	(234)	15,273
Columbia VP Emerging Markets Bond Fund - Class 2	33,650	(16,274)	17,376
Columbia VP Strategic Income Fund - Class 2	84,512	(2,263)	82,249
Delaware Ivy VIP Asset Strategy Portfolio - Class II	9,886	(5,047)	4,839
Delaware Ivy VIP Energy Portfolio - Class II	506,337	(178,142)	328,195
Delaware Ivy VIP High Income Portfolio - Class II	96,522	(10,191)	86,331
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	12,767	(36,333)	(23,566)
Delaware Ivy VIP Science and Technology Portfolio - Class II	20,761	(50,042)	(29,281)
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	66,392	(87,712)	(21,320)
Delaware VIP® Emerging Markets Series - Service Class	103,273	(91,059)	12,214
Delaware VIP® Small Cap Value Series - Service Class	470,346	(172,628)	297,718
Delaware VIP® Small Cap Value Series - Standard Class	4	(72)	(68)
DWS Alternative Asset Allocation VIP Portfolio - Class A	14	(184)	(170)
DWS Alternative Asset Allocation VIP Portfolio - Class B	10,353	(30,688)	(20,335)
DWS Equity 500 Index VIP Portfolio - Class A	84	(480)	(396)
DWS Small Cap Index VIP Portfolio - Class A	1,275	(1,509)	(234)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	74,775	(5,586)	69,189
Fidelity® VIP Balanced Portfolio - Service Class 2	1,513,116	(169,233)	1,343,883
Fidelity® VIP Contrafund® Portfolio - Service Class 2	164,630	(175,122)	(10,492)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	58,042	(13,984)	44,058
Fidelity® VIP Growth Portfolio - Initial Class	2	(606)	(604)
Fidelity® VIP Growth Portfolio - Service Class 2	166,767	(208,985)	(42,218)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	65,132	(165,922)	(100,790)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	100,791	(16,718)	84,073
First Trust Capital Strength Portfolio - Class I	82,063	(4,409)	77,654
First Trust Dorsey Wright Tactical Core Portfolio - Class I	55,101	(2,379)	52,722
First Trust International Developed Capital Strength Portfolio - Class I	3,209	(28)	3,181
First Trust Multi Income Allocation Portfolio - Class I	6,249	(9,179)	(2,930)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	74,821	(104,293)	(29,472)
Franklin Allocation VIP Fund - Class 4	19,026	(16,858)	2,168
Franklin Income VIP Fund - Class 2	34,889	(168,782)	(133,893)
Franklin Income VIP Fund - Class 4	116,077	(45,206)	70,871
Franklin Multi-Asset Variable Conservative Growth - Class II	24,964	(29,847)	(4,883)
Franklin Mutual Shares VIP Fund - Class 2	8,381	(150,113)	(141,732)
Franklin Mutual Shares VIP Fund - Class 4	38,690	(31,206)	7,484
Franklin Rising Dividends VIP Fund - Class 4	19,339	(10,016)	9,323
Franklin Small Cap Value VIP Fund - Class 4	51,508	(5,646)	45,862
Franklin Small-Mid Cap Growth VIP Fund - Class 4	10,549	(19,309)	(8,760)
Goldman Sachs VIT Government Money Market Fund - Service Shares	3,381	(10,362)	(6,981)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	283	(10,799)	(10,516)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	26,443	(4,689)	21,754
Guggenheim VT Long Short Equity	1,171	(1,072)	99
Guggenheim VT Multi-Hedge Strategies	9,380	(4,849)	4,531
Hartford Capital Appreciation HLS Fund - Class IC	3,159	(8,659)	(5,500)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	9,576	(4,832)	4,744
Invesco V.I. American Franchise Fund - Series I Shares	4	(382)	(378)
Invesco V.I. American Franchise Fund - Series II Shares	3	—	3
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	783	(2,201)	(1,418)
Invesco V.I. Comstock Fund - Series II Shares	14,107	(3,352)	10,755
Invesco V.I. Core Equity Fund - Series I Shares	—	(2,420)	(2,420)
Invesco V.I. Core Equity Fund - Series II Shares	1,862	—	1,862
Invesco V.I. Diversified Dividend Fund - Series II Shares	66,980	(3,401)	63,579
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	347,138	(118,372)	228,766
Invesco V.I. Equity and Income Fund - Series II Shares	3,284	(42,516)	(39,232)
Invesco V.I. EQV International Equity Fund - Series II Shares	139,817	(17,099)	122,718
Invesco V.I. Global Fund - Series II Shares	45	(1,526)	(1,481)
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	17,581	(4,149)	13,432

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Balanced Portfolio - Service Shares	1,061	(1,214)	(153)
Janus Henderson Enterprise Portfolio - Service Shares	23	(192)	(169)
Janus Henderson Global Research Portfolio - Service Shares	19	(11)	8
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	449,809	(171,860)	277,949
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	1,051	(6,766)	(5,715)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	2,308	(7,583)	(5,275)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(49)	(49)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	95,101	(4,406)	90,695
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	49,324	(38,641)	10,683
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1	(240)	(239)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	98,012	(38,770)	59,242
LVIP American Balanced Allocation Fund - Service Class	82,040	(19,736)	62,304
LVIP American Balanced Allocation Fund - Standard Class	—	(89)	(89)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	106,717	(342,357)	(235,640)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	48,746	(54,926)	(6,180)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	4,833	(72,529)	(67,696)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(837)	(837)
LVIP American Global Growth Fund - Service Class II	108,962	(51,574)	57,388
LVIP American Global Small Capitalization Fund - Service Class II	16,070	(22,928)	(6,858)
LVIP American Growth Allocation Fund - Service Class	66,079	(31,622)	34,457
LVIP American Growth Fund - Service Class II	240,858	(144,384)	96,474
LVIP American Growth-Income Fund - Service Class II	243,108	(145,977)	97,131
LVIP American International Fund - Service Class II	120,967	(84,881)	36,086
LVIP American Preservation Fund - Service Class	91,928	(75,469)	16,459
LVIP Baron Growth Opportunities Fund - Service Class	91,026	(129,287)	(38,261)
LVIP BlackRock Advantage Allocation Fund - Service Class	13,858	(2,632)	11,226
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	206,427	(1,176,430)	(970,003)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	379,021	(582,972)	(203,951)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	214,788	(308,599)	(93,811)
LVIP BlackRock Global Real Estate Fund - Service Class	27,354	(75,284)	(47,930)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	1,065,037	(298,640)	766,397
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	9,723	(236)	9,487
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	471,164	(295,524)	175,640
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	214,168	(539,878)	(325,710)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,571	(2,565)	(994)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	353,879	(483,440)	(129,561)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	21	(30)	(9)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	101,034	(440,095)	(339,061)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	12	(43)	(31)
LVIP Delaware Bond Fund - Service Class	2,578,122	(420,600)	2,157,522
LVIP Delaware Bond Fund - Standard Class	9,149	(21,332)	(12,183)
LVIP Delaware Diversified Floating Rate Fund - Service Class	733,740	(377,010)	356,730
LVIP Delaware Diversified Floating Rate Fund - Standard Class	3,495	—	3,495
LVIP Delaware Diversified Income Fund - Service Class	1,026,096	(815,429)	210,667
LVIP Delaware Diversified Income Fund - Standard Class	1,751	(1,840)	(89)
LVIP Delaware High Yield Fund - Service Class	12,064	(21,980)	(9,916)
LVIP Delaware High Yield Fund - Standard Class	5	(225)	(220)
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	594,681	(438,679)	156,002
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	446	—	446
LVIP Delaware Mid Cap Value Fund - Service Class	39,862	(49,575)	(9,713)
LVIP Delaware REIT Fund - Service Class	24,465	(68,923)	(44,458)
LVIP Delaware REIT Fund - Standard Class	1	(89)	(88)
LVIP Delaware SMID Cap Core Fund - Service Class	16,118	(35,422)	(19,304)
LVIP Delaware SMID Cap Core Fund - Standard Class	50	(473)	(423)
LVIP Delaware Social Awareness Fund - Service Class	16,438	(29,363)	(12,925)
LVIP Delaware Social Awareness Fund - Standard Class	13	(428)	(415)
LVIP Delaware U.S. Growth Fund - Service Class	39,325	(35,121)	4,204
LVIP Delaware Value Fund - Service Class	30,028	(74,737)	(44,709)
LVIP Delaware Value Fund - Standard Class	—	(38)	(38)
LVIP Delaware Wealth Builder Fund - Service Class	13,649	(4,627)	9,022
LVIP Delaware Wealth Builder Fund - Standard Class	7	(671)	(664)
LVIP Dimensional International Core Equity Fund - Service Class	117,076	(52,911)	64,165

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	256,800	(396,522)	(139,722)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	77,081	(56,794)	20,287
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3	(20)	(17)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	112,856	(90,667)	22,189
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	109,931	(512,058)	(402,127)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	183,394	(416,137)	(232,743)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	10	(49)	(39)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	123,362	(725,087)	(601,725)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	19,601	(13,554)	6,047
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	305,695	(64,462)	241,233
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	132,393	(419,313)	(286,920)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(560)	(560)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	42,069	(2,372,221)	(2,330,152)
LVIP Global Income Fund - Service Class	297,416	(204,599)	92,817
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	264,013	(2,317,220)	(2,053,207)
LVIP Government Money Market Fund - Service Class	1,381,069	(1,876,728)	(495,659)
LVIP Government Money Market Fund - Standard Class	54,552	(96,127)	(41,575)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	58,914	(447,086)	(388,172)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	15	(43)	(28)
LVIP JPMorgan High Yield Fund - Service Class	152,791	(97,980)	54,811
LVIP JPMorgan Retirement Income Fund - Service Class	46,651	(26,148)	20,503
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	64,766	(638,216)	(573,450)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	271	(4,601)	(4,330)
LVIP Loomis Sayles Global Growth Fund - Service Class	2,855	(24,956)	(22,101)
LVIP MFS International Equity Managed Volatility Fund - Service Class	257,513	(278,707)	(21,194)
LVIP MFS International Growth Fund - Service Class	67,196	(95,192)	(27,996)
LVIP MFS Value Fund - Service Class	270,948	(182,150)	88,798
LVIP Mondrian International Value Fund - Service Class	50,014	(69,370)	(19,356)
LVIP Mondrian International Value Fund - Standard Class	893	(2,425)	(1,532)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	123,719	(65,905)	57,814
LVIP PIMCO Low Duration Bond Fund - Service Class	1,062,862	(887,867)	174,995
LVIP PIMCO Low Duration Bond Fund - Standard Class	105	(36)	69
LVIP SSGA Bond Index Fund - Service Class	682,388	(391,397)	290,991
LVIP SSGA Bond Index Fund - Standard Class	971	(541)	430
LVIP SSGA Conservative Index Allocation Fund - Service Class	154,606	(41,478)	113,128
LVIP SSGA Conservative Structured Allocation Fund - Service Class	33,438	(49,791)	(16,353)
LVIP SSGA Developed International 150 Fund - Service Class	78,952	(109,513)	(30,561)
LVIP SSGA Emerging Markets 100 Fund - Service Class	35,609	(100,497)	(64,888)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,049	(143)	2,906
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	31,998	(4,412)	27,586
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	82,519	(500,128)	(417,609)
LVIP SSGA International Index Fund - Service Class	89,096	(181,311)	(92,215)
LVIP SSGA International Managed Volatility Fund - Service Class	60,026	(342,766)	(282,740)
LVIP SSGA Large Cap 100 Fund - Service Class	106,511	(168,020)	(61,509)
LVIP SSGA Large Cap 100 Fund - Standard Class	5,181	—	5,181
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	136,992	(573,301)	(436,309)
LVIP SSGA Mid-Cap Index Fund - Service Class	232,628	(90,971)	141,657
LVIP SSGA Mid-Cap Index Fund - Standard Class	4,153	—	4,153
LVIP SSGA Moderate Index Allocation Fund - Service Class	311,007	(216,967)	94,040
LVIP SSGA Moderate Structured Allocation Fund - Service Class	51,548	(206,456)	(154,908)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	137,355	(113,157)	24,198
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	42,140	(280,441)	(238,301)
LVIP SSGA Nasdaq-100 Index Fund - Service Class	4,748	(6)	4,742
LVIP SSGA S&P 500 Index Fund - Service Class	457,459	(472,276)	(14,817)
LVIP SSGA S&P 500 Index Fund - Standard Class	740	(2,994)	(2,254)
LVIP SSGA Short-Term Bond Index Fund - Service Class	804,647	(435,650)	368,997
LVIP SSGA Small-Cap Index Fund - Service Class	317,063	(181,451)	135,612
LVIP SSGA Small-Cap Index Fund - Standard Class	1,652	—	1,652
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	498,177	(118,582)	379,595
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	130	(275)	(145)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	276,621	(627,710)	(351,089)
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	176	(3,334)	(3,158)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP T. Rowe Price 2010 Fund - Service Class	8	(17,834)	(17,826)
LVIP T. Rowe Price 2020 Fund - Service Class	579	(619)	(40)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(228)	(228)
LVIP T. Rowe Price Growth Stock Fund - Service Class	62,389	(102,245)	(39,856)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	98,201	(93,051)	5,150
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	40	(1,173)	(1,133)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	519,922	(151,564)	368,358
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	263,758	(438,886)	(175,128)
LVIP Vanguard Bond Allocation Fund - Service Class	1,329,701	(232,384)	1,097,317
LVIP Vanguard Bond Allocation Fund - Standard Class	75	(18)	57
LVIP Vanguard Domestic Equity ETF Fund - Service Class	131,201	(187,420)	(56,219)
LVIP Vanguard International Equity ETF Fund - Service Class	293,801	(70,451)	223,350
LVIP Wellington Capital Growth Fund - Service Class	33,931	(70,287)	(36,356)
LVIP Wellington SMID Cap Value Fund - Service Class	87,060	(132,342)	(45,282)
LVIP Western Asset Core Bond Fund - Service Class	984,214	(251,335)	732,879
MFS® VIT Growth Series - Initial Class	3	(124)	(121)
MFS® VIT Growth Series - Service Class	44,464	(76,632)	(32,168)
MFS® VIT Total Return Series - Initial Class	—	(47)	(47)
MFS® VIT Total Return Series - Service Class	52,095	(50,362)	1,733
MFS® VIT Utilities Series - Initial Class	24	(341)	(317)
MFS® VIT Utilities Series - Service Class	15,749	(30,651)	(14,902)
MFS® VIT II Core Equity Portfolio - Service Class	1	(83)	(82)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	13,608	(7,327)	6,281
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	12,406	(989)	11,417
Morgan Stanley VIF Growth Portfolio - Class II	24	(48)	(24)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	963	(6,029)	(5,066)
PIMCO VIT All Asset Portfolio - Advisor Class	2,478	(1,096)	1,382
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	37,118	(44,165)	(7,047)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1,585	(1,147)	438
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11	(1,151)	(1,140)
Putnam VT George Putnam Balanced Fund - Class IB	162,747	(84,962)	77,785
Putnam VT Global Health Care Fund - Class IB	21,387	(8,302)	13,085
Putnam VT Income Fund - Class IB	17,929	(5,750)	12,179
Putnam VT Large Cap Value Fund - Class IB	206,385	(44,251)	162,134
Putnam VT Multi-Asset Absolute Return Fund - Class IB	3,223	(1,531)	1,692
Rational Trend Aggregation VA Fund	5	(2,562)	(2,557)
Templeton Foreign VIP Fund - Class 4	3,238	(2,380)	858
Templeton Global Bond VIP Fund - Class 2	41,336	(34,162)	7,174
Templeton Global Bond VIP Fund - Class 4	87,035	(15,671)	71,364
Templeton Growth VIP Fund - Class 2	1,802	(7,266)	(5,464)
VanEck VIP Global Resources Fund - Class S Shares	4,739	(12,139)	(7,400)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,257	(18,121)	(16,864)

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln New York Account N for Variable Annuities

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln New York Account N for Variable Annuities ("Variable Account"), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since 2004.
Philadelphia, Pennsylvania
April 12, 2023

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Sustainable Global Thematic Portfolio - Class B	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
ALPS/Red Rocks Global Opportunity Portfolio - Class III	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Century VP Balanced Fund - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Century VP Large Company Value Fund - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Century VP Large Company Value Fund - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Asset Allocation Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Asset Allocation Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Capital Income Builder® - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Capital Income Builder® - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Capital World Bond Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Capital World Growth and Income Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Growth Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Growth Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth-Income Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth-Income Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Growth-Income Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds High-Income Trust - Class 1	Available fund with no money invested at December 31, 2022	Available fund with no activity in the Statements of Operations at December 31, 2022	For the year ended December 31, 2021 (no 2022 activity in the Statement of Changes in Net Assets)
American Funds International Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds International Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds International Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds International Growth and Income Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Mortgage Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 19, 2021 (commencement of operations) through December 31, 2021
American Funds Mortgage Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds New World Fund® - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds New World Fund® - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds The Bond Fund of America - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Washington Mutual Investors Fund - Class 1	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
American Funds Washington Mutual Investors Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BlackRock Global Allocation V.I. Fund - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2022	For the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners
BlackRock Global Allocation V.I. Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2022	For the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware Ivy VIP Energy Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware Ivy VIP High Income Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Balanced Portfolio - Service Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
First Trust Capital Strength Portfolio - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
First Trust International Developed Capital Strength Portfolio - Class I	As of December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from January 11, 2021 (commencement of operations) through December 31, 2021
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Allocation VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Income VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Income VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Multi-Asset Variable Conservative Growth - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Guggenheim VT Long Short Equity	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Core Equity Fund - Series II Shares	Available fund with no money invested at December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 15, 2021 (commencement of operations) through December 31, 2021
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. EQV International Equity Fund - Series I Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. EQV International Equity Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Global Fund - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Lincoln iShares® Global Growth Allocation Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2022	For the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund ceased to be available as an investment option to Variable Account contract owners
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Global Growth Fund - Service Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Growth Fund - Service Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American International Fund - Service Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP American Preservation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Advantage Allocation Fund - Service Class	N/A - the fund merged into LVIP BlackRock Global Allocation Fund - Service Class during 2022	For the period from January 1, 2022 through the date when the fund merged into LVIP BlackRock Global Allocation Fund - Service Class	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund merged into LVIP BlackRock Global Allocation Fund - Service Class
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Global Allocation Fund - Service Class	As of December 31, 2022	For the period from June 3, 2022 through December 31, 2022	For the period from June 3, 2022 (commencement of operations) through December 31, 2022
LVIP BlackRock Global Allocation Fund - Standard Class	As of December 31, 2022	For the period from June 3, 2022 through December 31, 2022	For the period from June 3, 2022 (commencement of operations) through December 31, 2022
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Global Real Estate Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Channing Small Cap Value Fund - Service Class	As of December 31, 2022	For the period from December 19, 2022 through December 31, 2022	For the period from December 19, 2022 (commencement of operations) through December 31, 2022
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Bond Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Income Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Diversified Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware High Yield Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware High Yield Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Mid Cap Value Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware REIT Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Delaware REIT Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware SMID Cap Core Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware SMID Cap Core Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware U.S. Growth Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Value Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	N/A - the fund merged into LVIP BlackRock Global Allocation Fund - Service Class during 2022	For the period from January 1, 2022 through the date when the fund merged into LVIP BlackRock Global Allocation Fund - Service Class	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund merged into LVIP BlackRock Global Allocation Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Income Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Government Money Market Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Government Money Market Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2022	Available fund with no activity in the Statements of Operations at December 31, 2022	For the year ended December 31, 2021 (no 2022 activity in the Statement of Changes in Net Assets)
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP MFS International Growth Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP MFS Value Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA International Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 19, 2021 (commencement of operations) through December 31, 2021
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 19, 2021 (commencement of operations) through December 31, 2021
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Nasdaq-100 Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 8, 2021 (commencement of operations) through December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 19, 2021 (commencement of operations) through December 31, 2021
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2022	Available fund with no activity in the Statements of Operations at December 31, 2022	For the year ended December 31, 2021 (no 2022 activity in the Statement of Changes in Net Assets)
LVIP T. Rowe Price 2010 Fund - Service Class	N/A - the fund merged into LVIP JPMorgan Retirement Income Fund - Service Class during 2022	For the period from January 1, 2022 through the date when the fund merged into LVIP JPMorgan Retirement Income Fund - Service Class	For the year ended December 31, 2021 and the period from January 1, 2022 through the date when the fund merged into LVIP JPMorgan Retirement Income Fund - Service Class
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard Bond Allocation Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard Bond Allocation Fund - Standard Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Wellington SMID Cap Value Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Growth Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Growth Series - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Total Return Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Total Return Series - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Utilities Series - Initial Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT Utilities Series - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
MFS® VIT II International Intrinsic Value Portfolio - Service Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
PIMCO VIT All Asset Portfolio - Advisor Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT Income Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT Large Cap Value Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Rational Trend Aggregation VA Fund	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2021	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2021	For the period from January 1, 2021 through the date when the fund ceased to be available as an investment option to Variable Account contract owners

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Templeton Foreign VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Templeton Growth VIP Fund - Class 2	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
VanEck VIP Global Resources Fund - Class S Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2022	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022